                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811 - 07495
                                        The Diversified Investors Funds Group II

                                        811 - 07674
                                        The Diversified Investors Funds Group
                                        ---------------------------------------
                                        (Exact name of Registrant as specified
                                        in charter)

Address of Registrant:                  4 Manhattanville Road
                                        Purchase, NY

Name and address of agent for service:  Joseph Carusone
                                        4 Manhattanville Road
                                        Purchase, NY 10577

Registrant's telephone number, including area code:       (914) 697-8586

Date of fiscal year end:       December 31, 2004

Date of reporting period:      December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

                   THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                         THE DIVERSIFIED INSTITUTIONAL
                           STRATEGIC ALLOCATION FUNDS


                                 ANNUAL REPORT


                               December 31, 2004


                     Stock Index       \
                 International Equity  |
                   High Yield Bond     |--    Long Horizon
                  Aggressive Equity    |
                   Small-Cap Growth    |
                    Special Equity     |--  Intermediate/Long
                   Small-Cap Value     |         Horizon
                    Mid-Cap Growth     |
                    Mid-Cap Value      |-- Intermediate Horizon
                    Equity Growth      |
                   Growth & Income     |
                    Value & Income     |--  Short/Intermediate
                       Balanced        |         Horizon
                      Core Bond        |
               Intermediate Govt. Bond |--    Short Horizon
                  High Quality Bond    |
                     Money Market      /



                                          [DIVERSIFIED INVESTMENT ADVISORS LOGO]

                 ---------------------------------------------



This report is not to be construed as an offering for sale of any shares of The Diversified Institutional Funds Group or The Diversified Institutional Strategic Allocation Funds, or as a solicitation of an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.


This is a combined annual report for The Diversified Institutional Funds Group and The Diversified Institutional Strategic Allocation Funds.

                   THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                                      AND

                  THE INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
DIVERSIFIED INSTITUTIONAL FUNDS GROUP:
Performance Overview........................................    2
An Explanation of Fund Expenses.............................   12
Statements of Assets and Liabilities........................   16
Statements of Operations....................................   18
Statements of Changes in Net Assets -- December 31, 2004....   20
Statements of Changes in Net Assets -- December 31, 2003....   22
Notes to Financial Statements...............................   24
Report of Independent Registered Public Accounting Firm.....   40
2004 Tax Information........................................   41
DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS:
Annual Performance Overview.................................   42
An Explanation of Fund Expenses.............................   48
Statements of Assets and Liabilities........................   50
Statements of Operations....................................   51
Statements of Changes in Net Assets -- December 31, 2004....   52
Statements of Changes in Net Assets -- December 31, 2003....   53
PORTFOLIOS OF INVESTMENTS:
Institutional Short Horizon Strategic Allocation Fund.......   54
Institutional Short Intermediate Horizon Strategic
  Allocation Fund...........................................   55
Institutional Intermediate Horizon Strategic Allocation
  Fund......................................................   56
Institutional Intermediate Long Horizon Strategic Allocation
  Fund......................................................   57
Institutional Long Horizon Strategic Allocation Fund........   58
Portfolio Composition.......................................   59
Notes to Financial Statements...............................   60
Report of Independent Registered Public Accounting Firm.....   71
2004 Tax Information........................................   72
Trustees Information........................................   73
DIVERSIFIED INVESTORS PORTFOLIOS:
Annual Economic Overview....................................   76
Statements of Assets and Liabilities........................   84
Statements of Operations....................................   86
Statements of Changes in Net Assets -- December 31, 2004....   88
Statements of Changes in Net Assets -- December 31, 2003....   90
PORTFOLIOS OF INVESTMENTS:
Money Market Portfolio......................................   92
High Quality Bond Portfolio.................................   94
Intermediate Government Bond Portfolio......................  101
Core Bond Portfolio.........................................  103
Balanced Portfolio..........................................  117
Value & Income Portfolio....................................  132
Growth & Income Portfolio...................................  135
Equity Growth Portfolio.....................................  140
Mid-Cap Value Portfolio.....................................  143
Mid-Cap Growth Portfolio....................................  145
Small-Cap Value Portfolio...................................  147
Special Equity Portfolio....................................  149
Small-Cap Growth Portfolio..................................  159
Aggressive Equity Portfolio.................................  161
High Yield Bond Portfolio...................................  163
International Equity Portfolio..............................  172
Summary of Footnotes and Abbreviations to Portfolios........  177
Portfolio Composition.......................................  178
Notes to Financial Statements...............................  180
Report of Independent Registered Public Accounting Firm.....  199
Trustees Information........................................  200
Master Investment Portfolio -- S&P 500 Index Master
  Portfolio Annual Report...................................  202

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                              PERFORMANCE OVERVIEW

                               DECEMBER 31, 2004

                                  (UNAUDITED)

Each chart on the following pages represents the change in value of a hypothetical investment of $10,000 made in a fund of the Diversified Investors Funds Group II from its commencement of operations to December 31, 2004. Each Fund invests all of its assets in a corresponding portfolio of the Diversified Investors Portfolios. Please refer to the Annual Economic Overview for each portfolio, which accompanies this report and should be read in conjunction with each chart.

Total Return calculations include changes in net asset value per share and assume reinvestment of all dividends and distributions. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graphs do not reflect the deduction of taxes that a shareholder would pay on the redemption of fund shares.

Past performance is not indicative of future performance.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                               DECEMBER 31, 2004

                                  (UNAUDITED)

                        INSTITUTIONAL MONEY MARKET FUND


[LINE GRAPH]

                                                              INSTITUTIONAL MONEY MARKET FUND     CITIGROUP 3-MONTH T-BILL INDEX
                                                                          $10,934                          (1) $11,056
                                                              -------------------------------     ------------------------------
09/11/00                                                                   10000                              10000
12/31/00                                                                   10190                              10207
12/31/01                                                                   10581                              10624
12/31/02                                                                   10738                              10805
12/31/03                                                                   10832                              10921
12/31/04                                                                   10934                              11056


                         Average Annual Total Return
                         Year to Date                                   0.94%
                         Inception to Date                              2.10%

                      INSTITUTIONAL HIGH QUALITY BOND FUND


[LINE GRAPH]

                                                              INSTITUTIONAL HIGH QUALITY BOND    MERRILL LYNCH 1-3 YEAR TREASURY
                                                                        FUND $12,209                    INDEX (1) $12,183
                                                              -------------------------------    -------------------------------
09/11/00                                                                   10000                              10000
12/31/00                                                                   10320                              10344
12/31/01                                                                   11151                              11203
12/31/02                                                                   11823                              11848
12/31/03                                                                   12064                              12073
12/31/04                                                                   12209                              12183


                         Average Annual Total Return
                         Year to Date                                   1.20%
                         Inception to Date                              4.74%

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                               DECEMBER 31, 2004

                                  (UNAUDITED)

                INSTITUTIONAL INTERMEDIATE GOVERNMENT BOND FUND


[LINE GRAPH]

                                                               INSTITUTIONAL INTERMEDIATE      LEHMAN BROS. INT. GOV'T BOND INDEX
                                                              GOVERNMENT BOND FUND $12,267                (1) $13,049
                                                              ----------------------------     ----------------------------------
09/11/00                                                                 10000                                10000
12/31/00                                                                 10370                                10487
12/31/01                                                                 11061                                11370
12/31/02                                                                 11951                                12466
12/31/03                                                                 12110                                12752
12/31/04                                                                 12267                                13049


                         Average Annual Total Return
                         Year to Date                                   1.30%
                         Inception to Date                              5.15%

                          INSTITUTIONAL CORE BOND FUND


[LINE GRAPH]

                                                                INSTITUTIONAL CORE BOND FUND       LEHMAN BROS. AGGREGATE BOND
                                                                          $13,233                       INDEX (1) $13,617
                                                                ----------------------------       ---------------------------
09/11/00                                                                   10000                              10000
12/31/00                                                                   10450                              10486
12/31/01                                                                   11147                              11371
12/31/02                                                                   12150                              12537
12/31/03                                                                   12680                              13051
12/31/04                                                                   13233                              13617


                         Average Annual Total Return
                         Year to Date                                   4.36%
                         Inception to Date                              6.72%

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                               DECEMBER 31, 2004

                                  (UNAUDITED)

                          INSTITUTIONAL BALANCED FUND


[LINE GRAPH]

                                                                                          LEHMAN BROS.
                                      INSTITUTIONAL BALANCED    S&P 500 INDEX (1)     AGGREGATE BOND INDEX   COMPOSITE BENCHMARK
                                           FUND $10,184               $8,551              (1) $13,617           (1) * $10,612
                                      ----------------------    -----------------     --------------------   -------------------
09/11/00                                       10000                  10000                  10000                  10000
12/31/00                                        9460                   8731                  10486                   9433
12/31/01                                        8942                   7694                  11371                   9079
12/31/02                                        8022                   5993                  12537                   8274
12/31/03                                        9418                   7712                  13051                   9802
12/31/04                                       10184                   8551                  13617                  10612


                         Average Annual Total Return
                         Year to Date                                   8.13%
                         Inception to Date                              0.42%

                       INSTITUTIONAL VALUE & INCOME FUND


[LINE GRAPH]

                                                  INSTITUTIONAL VALUE &                                 RUSSELL 1000 VALUE INDEX
                                                   INCOME FUND $12,602      S&P 500 INDEX (1) $8,551           (1) $12,630
                                                  ---------------------     ------------------------    ------------------------
09/11/00                                                  10000                       10000                       10000
12/31/00                                                  10730                        8731                       10454
12/31/01                                                  10496                        7694                        9870
12/31/02                                                   8863                        5993                        8338
12/31/03                                                  11186                        7712                       10842
12/31/04                                                  12602                        8551                       12630


                         Average Annual Total Return
                         Year to Date                                  12.66%
                         Inception to Date                              5.52%

---------------

* 60% S&P 500 Index, 40% Lehman Brothers Aggregate Bond Index. This composite index comes closest to matching the investment objectives of the Institutional Balanced Fund.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                               DECEMBER 31, 2004

                                  (UNAUDITED)

                       INSTITUTIONAL GROWTH & INCOME FUND


[LINE GRAPH]

                                                               INSTITUTIONAL GROWTH & INCOME
                                                                        FUND $6,671                  S&P 500 INDEX (1) $8,551
                                                               -----------------------------         ------------------------
09/11/00                                                                   10000                              10000
12/31/00                                                                    8180                               8731
12/31/01                                                                    6312                               7694
12/31/02                                                                    4876                               5993
12/31/03                                                                    6037                               7712
12/31/04                                                                    6671                               8551


                         Average Annual Total Return
                         Year to Date                                   10.50 %
                         Inception to Date                              (8.97)%

                        INSTITUTIONAL EQUITY GROWTH FUND


[LINE GRAPH]

                                              INSTITUTIONAL EQUITY GROWTH                               RUSSELL 1000 GROWTH INDEX
                                                      FUND $6,922           S&P 500 INDEX (1) $8,551           (1) $5,637
                                              ---------------------------   ------------------------    -------------------------
09/11/00                                                 10000                        10000                       10000
12/31/00                                                  8420                         8731                        7121
12/31/01                                                  6702                         7694                        5667
12/31/02                                                  5112                         5993                        4087
12/31/03                                                  6447                         7712                        5303
12/31/04                                                  6922                         8551                        5637


                         Average Annual Total Return
                         Year to Date                                    7.36%
                         Inception to Date                              (8.19)%

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                               DECEMBER 31, 2004

                                  (UNAUDITED)

                        INSTITUTIONAL MID-CAP VALUE FUND


[LINE GRAPH]

                                                              INSTITUTIONAL MID-CAP VALUE FUND   RUSSELL MID-CAP VALUE INDEX (2)
                                                                          $17,776                            $17,288
                                                              --------------------------------   -------------------------------
10/11/01                                                                   10000                              10000
12/31/01                                                                   11880                              11203
12/31/02                                                                   10054                              10122
12/31/03                                                                   14212                              13975
12/31/04                                                                   17776                              17288


                         Average Annual Total Return
                         Year to Date                                   25.08%
                         Inception to Date                              19.53%

                       INSTITUTIONAL MID-CAP GROWTH FUND


[LINE GRAPH]

                                                             INSTITUTIONAL MID-CAP GROWTH FUND   RUSSELL MID-CAP GROWTH INDEX (3)
                                                                          $11,252                            $13,755
                                                             ---------------------------------   --------------------------------
11/07/01                                                                   10000                              10000
12/31/01                                                                   10350                              11498
12/31/02                                                                    7712                               8346
12/31/03                                                                    9772                              11911
12/31/04                                                                   11252                              13755


                         Average Annual Total Return
                         Year to Date                                  15.15%
                         Inception to Date                              3.82%

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                               DECEMBER 31, 2004

                                  (UNAUDITED)

                       INSTITUTIONAL SMALL-CAP VALUE FUND


[LINE GRAPH]

                                                            INSTITUTIONAL SMALL-CAP VALUE FUND     RUSSELL 2000 VALUE INDEX (4)
                                                                         $17,495                             $18,369
                                                            ----------------------------------     ----------------------------
01/23/03                                                                   10000                              10000
12/31/03                                                                   14396                              15026
12/31/04                                                                   17495                              18369


                         Average Annual Total Return
                         Year to Date                                   21.53%
                         Inception to Date                              33.42%

                       INSTITUTIONAL SPECIAL EQUITY FUND


[LINE GRAPH]

                                             INSTITUTIONAL SPECIAL EQUITY                                RUSSELL 2000 INDEX (1)
                                                     FUND $10,691           S&P 500 INDEX (1) $8,551             $12,832
                                             ----------------------------   ------------------------     ----------------------
09/11/00                                                10000                         10000                       10000
12/31/00                                                 9080                          8731                        9036
12/31/01                                                 8780                          7694                        9261
12/31/02                                                 6620                          5993                        7364
12/31/03                                                 9511                          7712                       10844
12/31/04                                                10691                          8551                       12832


                         Average Annual Total Return
                         Year to Date                                  12.41%
                         Inception to Date                              1.56%

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                               DECEMBER 31, 2004

                                  (UNAUDITED)

                      INSTITUTIONAL SMALL-CAP GROWTH FUND


[LINE GRAPH]

                                                               INSTITUTIONAL SMALL-CAP GROWTH     RUSSELL 2000 GROWTH INDEX (5)
                                                                        FUND $13,835                         $16,980
                                                               ------------------------------     -----------------------------
05/29/03                                                                   10000                              10000
12/31/03                                                                   12390                              14854
12/31/04                                                                   13835                              16980


                         Average Annual Total Return
                         Year to Date                                   11.66%
                         Inception to Date                              22.58%

                      INSTITUTIONAL AGGRESSIVE EQUITY FUND


[LINE GRAPH]

                                           INSTITUTIONAL
                                         AGGRESSIVE EQUITY      S&P 500 INDEX (1)     RUSSELL 1000 GROWTH    RUSSELL 2000 GROWTH
                                            FUND $5,410               $8,551           INDEX (1) * $5,637      INDEX (1) $8,151
                                         -----------------      -----------------     -------------------    -------------------
9/11/00                                        10000                  10000                  10000                  10000
12/31/00                                        7600                   8731                   7121                   7584
12/31/01                                        5160                   7694                   5667                   6884
12/31/02                                        3780                   5993                   4087                   4801
12/31/03                                        4840                   7712                   5303                   7131
12/31/04                                        5410                   8551                   5637                   8151


                         Average Annual Total Return
                         Year to Date                                   11.78%
                         Inception to Date                             (13.29)%

---------------

* The Russell 1000 Growth Index replaced the Russell 2000 Growth Index as the comparative benchmark. This index comes closest to matching the investment objectives of the Institutional Aggressive Equity Fund.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                               DECEMBER 31, 2004

                                  (UNAUDITED)

                       INSTITUTIONAL HIGH YIELD BOND FUND


[LINE GRAPH]

                                                          INSTITUTIONAL HIGH YIELD BOND FUND   MERRILL LYNCH HIGH YIELD MASTER II
                                                                       $14,104                         INDEX (1) $14,627
                                                          ----------------------------------   ----------------------------------
9/11/00                                                                  10000                                10000
12/31/00                                                                  9380                                10228
12/31/01                                                                  9842                                10147
12/31/02                                                                 10030                                10295
12/31/03                                                                 12804                                13193
12/31/04                                                                 14104                                14627


                         Average Annual Total Return
                         Year to Date                                   10.15%
                         Inception to Date                              8.31%

                    INSTITUTIONAL INTERNATIONAL EQUITY FUND


[LINE GRAPH]

                                                            INSTITUTIONAL INTERNATIONAL EQUITY    MSCI WORLD EX-US EQUITY INDEX
                                                                       FUND $9,376                         (1) $10,334
                                                            ----------------------------------    -----------------------------
9/11/00                                                                    10000                              10000
12/31/00                                                                    8780                               9170
12/31/01                                                                    7122                               7230
12/31/02                                                                    5900                               6108
12/31/03                                                                    7864                               8552
12/31/04                                                                    9376                              10334


                         Average Annual Total Return
                         Year to Date                                   19.23%
                         Inception to Date                              (1.48)%

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                               DECEMBER 31, 2004

                                  (UNAUDITED)

                         INSTITUTIONAL STOCK INDEX FUND


[LINE GRAPH]

                                                               INSTITUTIONAL STOCK INDEX FUND
                                                                           $8,570                    S&P 500 INDEX (1) $8,551
                                                               ------------------------------        ------------------------
09/11/00                                                                   10000                              10000
12/31/00                                                                    8860                               8731
12/31/01                                                                    7780                               7694
12/31/02                                                                    6044                               5993
12/31/03                                                                    7744                               7712
12/31/04                                                                    8570                               8551


                         Average Annual Total Return
                         Year to Date                                   10.67%
                         Inception to Date                              (3.52)%

---------------

Certain fees and expenses of the Funds are currently being waived and reimbursed as described in the prospectus. Had the expenses not been waived, returns would have been lower.

"Inception to date" information on the indices is shown from the first day of the month during which or after the applicable Fund commenced operations, depending on which is closer, as follows:

(1) This index is shown for the period from September 1, 2000 through December 31, 2004.

(2) This index is shown for the period from October 1, 2001 through December 31, 2004.

(3) This index is shown for the period from November 1, 2001 through December 31, 2004.

(4) This index is shown for the period from January 1, 2003 through December 31, 2004.

(5) This index is shown for the period from June 1, 2003 through December 31, 2004.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                        AN EXPLANATION OF FUND EXPENSES

                                  (UNAUDITED)

As a shareholder in a mutual fund invested in a corresponding series of the Diversified Investors Portfolios, you will bear the ongoing costs of managing the corresponding portfolio in which your fund invests (such as the investment advisor's fee and other expenses). You will also bear the cost of operating the mutual fund (such as distribution fees, administrative fees, and other expenses).

The first line of each table shown below, based on an investment of $1,000, will show you how much of your investment (per $1,000) went to the ongoing costs of both your mutual fund and its corresponding portfolio. The figures are based on the actual total return and the actual expenses incurred for the period July 1, 2004 - December 31, 2004. In order to approximate how much you paid in expenses during the six months, divide your balance by 1,000, and multiply the result by the dollar amount shown under the heading "Expenses Paid During the Period".

The second line in each table shown below, also based on an investment of $1,000, is based on the actual expense ratio of your fund, but assumes a total annual return rate of 5% before expenses. Since the 5% is hypothetical, the ending account values and the expenses paid for the period July 1, 2004 - December 31, 2004 will not be the actual values per $1,000 of your investment. This information is presented so you may compare the cost of owning a Diversified Investors Fund against the cost of owning other funds. Other mutual funds should provide this information based on a hypothetical annual return of 5% before expenses in their most recent report in order for you to make a fair comparison.

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period    Annualized
                                         Value              Value           July 1, 2004 -       Expense
          MONEY MARKET               July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,006.10             $2.52             0.50%
          Hypothetical
    (5% annual return before            $1,000            $1,022.62             $2.54             0.50%
            expenses)

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period    Annualized
                                         Value              Value           July 1, 2004 -       Expense
        HIGH QUALITY BOND            July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,012.50             $3.29             0.65%
          Hypothetical
    (5% annual return before            $1,000            $1,021.87             $3.30             0.65%
            expenses)

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period    Annualized
                                         Value              Value           July 1, 2004 -       Expense
  INTERMEDIATE GOVERNMENT BOND       July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,019.70             $3.30             0.65%
          Hypothetical
    (5% annual return before            $1,000            $1,021.87             $3.30             0.65%
            expenses)

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP
                  AN EXPLANATION OF FUND EXPENSES (CONTINUED)
                                  (UNAUDITED)

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period    Annualized
                                         Value              Value           July 1, 2004 -       Expense
            CORE BOND                July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,041.90             $3.34             0.65%
          Hypothetical
    (5% annual return before            $1,000            $1,021.87             $3.30             0.65%
            expenses)

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period    Annualized
                                         Value              Value           July 1, 2004 -       Expense
            BALANCED                 July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,062.30             $3.89             0.75%
          Hypothetical
    (5% annual return before            $1,000            $1,021.37             $3.81             0.75%
            expenses)

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period    Annualized
                                         Value              Value           July 1, 2004 -       Expense
         VALUE & INCOME              July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,082.90             $3.93             0.75%
          Hypothetical
    (5% annual return before            $1,000            $1,021.37             $3.81             0.75%
            expenses)

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period    Annualized
                                         Value              Value           July 1, 2004 -       Expense
         GROWTH & INCOME             July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,080.00             $4.71             0.90%
          Hypothetical
    (5% annual return before            $1,000            $1,020.61             $4.57             0.90%
            expenses)

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period     Annualized
                                         Value              Value           July 1, 2004 -       Expense
          EQUITY GROWTH              July 1, 2004     December 31, 2004  December 31, 2004(1)  Ration(1)(2)
             Actual                     $1,000            $1,062.00             $4.66             0.90%
          Hypothetical
    (5% annual return before            $1,000            $1,020.61             $4.57             0.90%
            expenses)

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP
                  AN EXPLANATION OF FUND EXPENSES (CONTINUED)
                                  (UNAUDITED)

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period    Annualized
                                         Value              Value           July 1, 2004 -       Expense
          MID-CAP VALUE              July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,132.90             $4.83             0.90%
          Hypothetical
    (5% annual return before            $1,000            $1,020.61             $4.57             0.90%
            expenses)

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period    Annualized
                                         Value              Value           July 1, 2004 -       Expense
         MID-CAP GROWTH              July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,077.60             $4.96             0.95%
          Hypothetical
    (5% annual return before            $1,000            $1,020.36             $4.82             0.95%
            expenses)

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period    Annualized
                                         Value              Value           July 1, 2004 -       Expense
         SMALL-CAP VALUE             July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,105.00             $5.82             1.10%
          Hypothetical
    (5% annual return before            $1,000            $1,019.61             $5.58             1.10%
            expenses)

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period    Annualized
                                         Value              Value           July 1, 2004 -       Expense
         SPECIAL EQUITY              July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,075.50             $5.74             1.10%
          Hypothetical
    (5% annual return before            $1,000            $1,019.61             $5.58             1.10%
            expenses)

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period    Annualized
                                         Value              Value           July 1, 2004 -       Expense
        SMALL-CAP GROWTH             July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,065.70             $5.97             1.15%
          Hypothetical
    (5% annual return before            $1,000            $1,019.36             $5.84             1.15%
            expenses)

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP
                  AN EXPLANATION OF FUND EXPENSES (CONTINUED)
                                  (UNAUDITED)

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period    Annualized
                                         Value              Value           July 1, 2004 -       Expense
        AGGRESSIVE EQUITY            July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,073.40             $5.94             1.14%
          Hypothetical
    (5% annual return before            $1,000            $1,019.41             $5.79             1.14%
            expenses)

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period    Annualized
                                         Value              Value           July 1, 2004 -       Expense
         HIGH YIELD BOND             July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,085.70             $4.46             0.85%
          Hypothetical
    (5% annual return before            $1,000            $1,020.88             $4.32             0.85%
            expenses)

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period    Annualized
                                         Value              Value           July 1, 2004 -       Expense
      INTERNATIONAL EQUITY           July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,148.50             $6.21             1.15%
          Hypothetical
    (5% annual return before            $1,000            $1,019.36             $5.84             1.15%
            expenses)

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period    Annualized
                                         Value              Value           July 1, 2004 -       Expense
           STOCK INDEX               July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,071.10             $1.56             0.30%
          Hypothetical
    (5% annual return before            $1,000            $1,023.63             $1.53             0.30%
            expenses)

---------------

(1) These figures reflect the expenses of both the mutual fund and its corresponding portfolio.

(2) Please be aware that the expense ratios shown in this table may not match the ratios shown in each fund's financial highlights, as the ratios in the financial highlights reflect the actual ratios over the period January 1, 2004 - December 31, 2004.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2004

                                                             HIGH       INTERMEDIATE
                                              MONEY         QUALITY      GOVERNMENT        CORE                       VALUE &
                                              MARKET         BOND           BOND           BOND        BALANCED        INCOME
                                           ------------   -----------   ------------   ------------   -----------   ------------
ASSETS:
Investment in Series Portfolio, at value
  (Note 2)...............................  $208,368,992   $85,594,130    $6,705,757    $214,747,752   $10,963,877   $295,325,815
Receivable for Fund shares sold..........     1,164,387        55,261        23,236          61,214        47,075        317,710
Receivable for fee reimbursements........        25,143        12,117         6,683          20,756         7,871         24,239
                                           ------------   -----------    ----------    ------------   -----------   ------------
Total assets.............................   209,558,522    85,661,508     6,735,676     214,829,722    11,018,823    295,667,764
                                           ------------   -----------    ----------    ------------   -----------   ------------
LIABILITIES:
Payable for Fund shares redeemed.........       505,554         4,863         6,420         113,920        18,604         47,436
Accrued expenses.........................        20,597        15,094        10,323          23,999        10,468         30,650
Distribution fees........................        39,243        17,925         1,413          44,720         2,292         61,008
Administration fees......................         7,849         3,585           283           8,944           458         12,202
                                           ------------   -----------    ----------    ------------   -----------   ------------
Total liabilities........................       573,243        41,467        18,439         191,583        31,822        151,296
                                           ------------   -----------    ----------    ------------   -----------   ------------
NET ASSETS...............................  $208,985,279   $85,620,041    $6,717,237    $214,638,139   $10,987,001   $295,516,468
                                           ============   ===========    ==========    ============   ===========   ============
NET ASSETS CONSIST OF:
Paid-in capital..........................  $208,914,044   $87,579,323    $6,612,236    $213,730,501   $ 9,742,159   $259,968,073
Undistributed (accumulated) net
  investment income (loss) allocated from
  Series Portfolio.......................        82,832        20,303            --       1,025,086        18,540         25,065
Undistributed (accumulated) net realized
  gains (losses) allocated from Series
  Portfolio..............................       (11,597)     (466,241)      (25,574)        (77,564)     (769,699)       285,878
Net unrealized appreciation
  (depreciation) on translation of assets
  and liabilities in foreign currencies
  allocated from Series Portfolio........            --            --            --        (700,849)      (11,795)            --
Net unrealized appreciation
  (depreciation) on securities, futures,
  written options, and short sales
  allocated from Series Portfolio........            --    (1,513,344)      130,575         660,965     2,007,796     35,237,452
                                           ------------   -----------    ----------    ------------   -----------   ------------
NET ASSETS...............................  $208,985,279   $85,620,041    $6,717,237    $214,638,139   $10,987,001   $295,516,468
                                           ============   ===========    ==========    ============   ===========   ============
OUTSTANDING SHARES, $0.00001 PAR VALUE
  PER SHARE, UNLIMITED NUMBER OF SHARES
  OF BENEFICIAL INTEREST AUTHORIZED......    20,812,788     8,233,225       695,311      20,377,477     1,188,348     25,636,388
                                           ============   ===========    ==========    ============   ===========   ============
NET ASSET VALUE PER SHARE*...............  $      10.04   $     10.40    $     9.66    $      10.53   $      9.25   $      11.53
                                           ============   ===========    ==========    ============   ===========   ============


                                            GROWTH &        EQUITY
                                             INCOME         GROWTH
                                           -----------   ------------
ASSETS:
Investment in Series Portfolio, at value
  (Note 2)...............................  $75,793,326   $407,196,036
Receivable for Fund shares sold..........      141,287        357,840
Receivable for fee reimbursements........       16,237         34,610
                                           -----------   ------------
Total assets.............................   75,950,850    407,588,486
                                           -----------   ------------
LIABILITIES:
Payable for Fund shares redeemed.........        8,749        154,993
Accrued expenses.........................       14,053         37,983
Distribution fees........................       15,769         84,947
Administration fees......................        3,154         16,989
                                           -----------   ------------
Total liabilities........................       41,725        294,912
                                           -----------   ------------
NET ASSETS...............................  $75,909,125   $407,293,574
                                           ===========   ============
NET ASSETS CONSIST OF:
Paid-in capital..........................  $68,107,336   $354,041,683
Undistributed (accumulated) net
  investment income (loss) allocated from
  Series Portfolio.......................       23,800        154,036
Undistributed (accumulated) net realized
  gains (losses) allocated from Series
  Portfolio..............................     (192,977)   (12,234,945)
Net unrealized appreciation
  (depreciation) on translation of assets
  and liabilities in foreign currencies
  allocated from Series Portfolio........           --          6,013
Net unrealized appreciation
  (depreciation) on securities, futures,
  written options, and short sales
  allocated from Series Portfolio........    7,970,966     65,326,787
                                           -----------   ------------
NET ASSETS...............................  $75,909,125   $407,293,574
                                           ===========   ============
OUTSTANDING SHARES, $0.00001 PAR VALUE
  PER SHARE, UNLIMITED NUMBER OF SHARES
  OF BENEFICIAL INTEREST AUTHORIZED......   11,957,611     59,071,450
                                           ===========   ============
NET ASSET VALUE PER SHARE*...............  $      6.35   $       6.89
                                           ===========   ============

---------------

* Net asset value per share equals Net assets/Outstanding shares.

                       See notes to financial statements.

       MID-CAP            MID-CAP      SMALL-CAP      SPECIAL      SMALL-CAP    AGGRESSIVE    HIGH YIELD    INTERNATIONAL
        VALUE             GROWTH         VALUE         EQUITY        GROWTH       EQUITY         BOND          EQUITY
---------------------   -----------   -----------   ------------   ----------   -----------   -----------   -------------
           65,914,937   $32,423,871   $15,791,188   $102,602,973   $8,549,009   $26,009,081   $34,250,362   $196,678,999
          $
              140,546         1,103        17,769        126,335       18,311        53,904        50,533        199,690
               13,311         9,116         4,547         17,549        5,441         9,246         8,928         16,759
          -----------   -----------   -----------   ------------   ----------   -----------   -----------   ------------
           66,068,794    32,434,090    15,813,504    102,746,857    8,572,761    26,072,231    34,309,823    196,895,448
          -----------   -----------   -----------   ------------   ----------   -----------   -----------   ------------
              184,327       226,639           290         40,783       60,380         3,774        12,385         54,380
               23,303        18,775        19,975         16,258       19,589        11,098        12,101         21,805
               13,448         6,754         3,237         21,375        1,751         5,423         7,143         40,221
                2,690         1,351           648          4,275          350         1,085         1,428          8,044
          -----------   -----------   -----------   ------------   ----------   -----------   -----------   ------------
              223,768       253,519        24,150         82,691       82,070        21,380        33,057        124,450
          -----------   -----------   -----------   ------------   ----------   -----------   -----------   ------------
          $65,845,026   $32,180,571   $15,789,354   $102,664,166   $8,490,691   $26,050,851   $34,276,766   $196,770,998
          ===========   ===========   ===========   ============   ==========   ===========   ===========   ============
          $56,133,397   $27,331,572   $13,369,784   $ 98,543,899   $7,907,344   $26,513,119   $32,333,304   $160,089,588
                                 --            --            198           --            --           385        213,783
              132,613
                            222,962        39,456      4,082,359      (31,184)   (1,208,546)       49,987      2,130,683
              816,611
                                 --            --            (14)          --            --           315       (382,417)
                   --
                          4,626,037     2,380,114         37,724      614,531       746,278     1,892,775     34,719,361
            8,762,405
          -----------   -----------   -----------   ------------   ----------   -----------   -----------   ------------
          $65,845,026   $32,180,571   $15,789,354   $102,664,166   $8,490,691   $26,050,851   $34,276,766   $196,770,998
          ===========   ===========   ===========   ============   ==========   ===========   ===========   ============
                          2,860,107       977,008      9,606,095      660,623     4,818,965     3,565,583     23,305,506
            4,432,715
          ===========   ===========   ===========   ============   ==========   ===========   ===========   ============
          $     14.85   $     11.25   $     16.16   $      10.69   $    12.85   $      5.41   $      9.61   $       8.44
          ===========   ===========   ===========   ============   ==========   ===========   ===========   ============

       MI     STOCK
        V     INDEX
---------  ------------
           $440,086,064
                139,997
                 34,738
           ------------
            440,260,799
           ------------
                     --
                 43,071
                 91,843
                 18,369
           ------------
                153,283
           ------------
           $440,107,516
           ============
           $475,433,669
                212,993
            (19,378,400)
                     --
            (16,160,746)
           ------------
           $440,107,516
           ============
             54,416,506
           ============
           $       8.09
           ============

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                     HIGH       INTERMEDIATE
                                       MONEY        QUALITY      GOVERNMENT       CORE                     VALUE &      GROWTH &
                                       MARKET        BOND           BOND          BOND       BALANCED      INCOME        INCOME
                                     ----------   -----------   ------------   -----------   ---------   -----------   ----------
INVESTMENT INCOME ALLOCATED FROM
 SERIES PORTFOLIOS (NOTE 2):
Interest income....................  $2,206,748   $ 2,584,914     $171,296     $ 7,310,339   $ 163,071   $    47,170   $    7,266
Securities lending income (net)....          --         3,447        2,968          35,657         992        13,796        4,783
Dividend income....................          --            --           --              --     144,694     5,164,648    1,208,517
Expenses...........................    (423,834)     (296,763)     (24,109)       (717,626)    (57,477)   (1,097,095)    (412,190)
                                     ----------   -----------     --------     -----------   ---------   -----------   ----------
Net investment income (loss)
 allocated from Series
 Portfolios........................   1,782,914     2,291,598      150,155       6,628,370     251,280     4,128,519      808,376
                                     ----------   -----------     --------     -----------   ---------   -----------   ----------
EXPENSES (NOTES 2 AND 3):
Distribution fees..................     371,711       193,288       14,970         457,291      28,741       568,279      161,017
Administration fees................      74,342        38,657        2,994          91,458       5,748       113,656       32,203
Registration fees..................      26,411        19,769       16,326          22,056      18,954        21,601       19,733
Fund accounting fees...............       9,856         9,855        9,856           9,855       9,843         9,856        9,856
Audit fees.........................       6,404        10,352        9,986           7,683       5,124         9,819        7,370
Legal fees.........................       9,344         4,622          231          10,674         423        11,617        3,980
Trustee fees.......................         879           375           59           1,140          68         1,447          249
Dues and subscriptions.............         627         1,224           53           1,134          62           885        1,104
Reports to shareholders............       3,837         7,152          351          17,357       1,130        20,740        5,911
                                     ----------   -----------     --------     -----------   ---------   -----------   ----------
Total expenses.....................     503,411       285,294       54,826         618,648      70,093       757,900      241,423
Expenses reimbursed................    (182,903)      (79,365)     (39,969)       (146,778)    (41,346)     (148,799)     (73,665)
                                     ----------   -----------     --------     -----------   ---------   -----------   ----------
Net expenses.......................     320,508       205,929       14,857         471,870      28,747       609,101      167,758
                                     ----------   -----------     --------     -----------   ---------   -----------   ----------
NET INVESTMENT INCOME (LOSS).......   1,462,406     2,085,669      135,298       6,156,500     222,533     3,519,418      640,618
                                     ----------   -----------     --------     -----------   ---------   -----------   ----------
REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS (NOTE 2):
Net realized gains (losses)
 allocated from Series Portfolios
 on:
 Securities........................     (11,597)       13,413      (14,553)      2,067,963     788,672    12,381,976    6,749,250
 Futures, written options, and
   short sales.....................          --            --           --         288,309       2,156            --       13,352
 Foreign currency transactions.....          --            --           --         150,000     (20,853)           --           --
Change in net unrealized
 appreciation (depreciation) from
 Series Portfolios on:
 Securities........................          --    (1,231,375)     (39,993)     (1,146,940)   (195,873)   13,849,435     (362,884)
 Futures, written options, and
   short sales.....................          --            --           --         224,828      13,452            --       (1,278)
 Foreign currency translations.....          --            --           --         226,869      14,177            --           --
                                     ----------   -----------     --------     -----------   ---------   -----------   ----------
Net realized and unrealized gains
 (losses) on investments...........     (11,597)   (1,217,962)     (54,546)      1,811,029     601,731    26,231,411    6,398,440
                                     ----------   -----------     --------     -----------   ---------   -----------   ----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................  $1,450,809   $   867,707     $ 80,752     $ 7,967,529   $ 824,264   $29,750,829   $7,039,058
                                     ==========   ===========     ========     ===========   =========   ===========   ==========


                                       EQUITY
                                       GROWTH
                                     -----------
INVESTMENT INCOME ALLOCATED FROM
 SERIES PORTFOLIOS (NOTE 2):
Interest income....................  $    82,800
Securities lending income (net)....       18,434
Dividend income....................    4,561,768
Expenses...........................   (2,244,964)
                                     -----------
Net investment income (loss)
 allocated from Series
 Portfolios........................    2,418,038
                                     -----------
EXPENSES (NOTES 2 AND 3):
Distribution fees..................      864,991
Administration fees................      172,998
Registration fees..................       20,789
Fund accounting fees...............        9,855
Audit fees.........................       14,377
Legal fees.........................       15,602
Trustee fees.......................        2,165
Dues and subscriptions.............        1,356
Reports to shareholders............       30,887
                                     -----------
Total expenses.....................    1,133,020
Expenses reimbursed................     (262,520)
                                     -----------
Net expenses.......................      870,500
                                     -----------
NET INVESTMENT INCOME (LOSS).......    1,547,538
                                     -----------
REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS (NOTE 2):
Net realized gains (losses)
 allocated from Series Portfolios
 on:
 Securities........................    5,174,083
 Futures, written options, and
   short sales.....................           --
 Foreign currency transactions.....      (31,384)
Change in net unrealized
 appreciation (depreciation) from
 Series Portfolios on:
 Securities........................   22,191,444
 Futures, written options, and
   short sales.....................           --
 Foreign currency translations.....       39,240
                                     -----------
Net realized and unrealized gains
 (losses) on investments...........   27,373,383
                                     -----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................  $28,920,921
                                     ===========

                       See notes to financial statements.

       MID-CAP           MID-CAP     SMALL-CAP      SPECIAL     SMALL-CAP   AGGRESSIVE   HIGH YIELD   INTERNATIONAL      STOCK
        VALUE             GROWTH       VALUE        EQUITY       GROWTH       EQUITY        BOND         EQUITY          INDEX
---------------------   ----------   ----------   -----------   ---------   ----------   ----------   -------------   -----------

          $    27,045   $    5,981   $    3,546   $    21,276   $  1,968    $    4,057   $2,428,642    $    43,925    $   152,380
                8,346        7,433        2,825        31,321      2,114         8,170           --        120,102         22,483
              655,340      122,610      133,914       853,050     24,321        84,908       21,816      4,013,312      7,447,160
             (321,927)    (223,288)    (100,866)     (762,697)   (65,763)     (196,745)    (169,920)    (1,329,880)      (185,266)
          -----------   ----------   ----------   -----------   --------    ----------   ----------    -----------    -----------
              368,804      (87,264)      39,419       142,950    (37,360)      (99,610)   2,280,538      2,847,459      7,436,757
          -----------   ----------   ----------   -----------   --------    ----------   ----------    -----------    -----------

              114,765       74,386       29,595       226,842     18,219        52,120       70,562        382,938        922,693
               22,953       14,877        5,919        45,368      3,644        10,424       14,113         76,587        184,539
               27,097       22,963       22,449        20,208     19,134        18,613       17,149         22,956         21,994
                9,855        9,855        9,855         9,856      9,855         9,855        9,856          9,856         16,043
                9,978        9,986        7,333         8,615     10,118         6,968       10,047          8,113         15,230
                3,113        1,797          577         5,304        344           511        1,558          9,480         16,670
                  303          185           75           561         59            67           76            977          2,330
                  331          280           81           379         63           297          126            611          1,545
                4,952        3,040        1,185         7,691      1,309         1,528        2,575         14,213         33,714
          -----------   ----------   ----------   -----------   --------    ----------   ----------    -----------    -----------
              193,347      137,369       77,069       324,824     62,745       100,383      126,062        525,731      1,214,758
             (101,659)     (77,919)     (47,606)      (88,704)   (44,665)      (49,290)     (55,918)       (92,730)      (292,209)
          -----------   ----------   ----------   -----------   --------    ----------   ----------    -----------    -----------
               91,688       59,450       29,463       236,120     18,080        51,093       70,144        433,001        922,549
          -----------   ----------   ----------   -----------   --------    ----------   ----------    -----------    -----------
              277,116     (146,714)       9,956       (93,170)   (55,440)     (150,703)   2,210,394      2,414,458      6,514,208
          -----------   ----------   ----------   -----------   --------    ----------   ----------    -----------    -----------
            6,508,198    2,050,458      992,987    17,299,404    647,265     2,919,191      202,584     14,779,495     70,106,159
                   --           --           --        27,969         --            --           --             --        289,254
                   --           --           --          (106)        --            --       (3,868)      (145,871)            --

            4,577,059    2,118,754    1,474,420    (7,390,513)   108,981      (433,574)     426,870     13,181,590    (37,348,482)
                   --           --           --        (6,701)        --            --           --             --        (69,261)
                   --           --           --           (14)        --            --          315        172,790             --
          -----------   ----------   ----------   -----------   --------    ----------   ----------    -----------    -----------

11,085,257   4,169,212   2,467,407    9,930,039       756,246   2,485,617      625,901   27,988,004     32,977,670
          -----------   ----------   ----------   -----------   --------    ----------   ----------    -----------    -----------
          $11,362,373   $4,022,498   $2,477,363   $ 9,836,869   $700,806    $2,334,914   $2,836,295    $30,402,462    $39,491,878
          ===========   ==========   ==========   ===========   ========    ==========   ==========    ===========    ===========

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            HIGH       INTERMEDIATE
                                            MONEY         QUALITY       GOVERNMENT        CORE                       VALUE &
                                           MARKET           BOND           BOND           BOND        BALANCED        INCOME
                                        -------------   ------------   ------------   ------------   -----------   ------------
FROM OPERATIONS:
Net investment income (loss)..........  $   1,462,406   $  2,085,669   $   135,298    $  6,156,500   $   222,533   $  3,519,418
Net realized gains (losses) allocated
  from Series Portfolios on:
  Securities..........................        (11,597)        13,413       (14,553)      2,067,963       788,672     12,381,976
  Futures, written options and short
    sales.............................             --             --            --         288,309         2,156             --
  Foreign currency transactions.......             --             --            --         150,000       (20,853)            --
Change in net unrealized appreciation
  (depreciation) allocated from Series
  Portfolios on:
  Securities..........................             --     (1,231,375)      (39,993)     (1,146,940)     (195,873)    13,849,435
  Futures, written options and short
    sales.............................             --             --            --         224,828        13,452             --
  Foreign currency translations.......             --             --            --         226,869        14,177             --
                                        -------------   ------------   -----------    ------------   -----------   ------------
Net increase (decrease) in net assets
  resulting from operations...........      1,450,809        867,707        80,752       7,967,529       824,264     29,750,829
                                        -------------   ------------   -----------    ------------   -----------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income.................     (1,383,160)    (2,285,759)     (136,489)     (7,874,462)     (249,133)    (3,494,353)
Net realized gains from investment
  transactions........................             --             --            --        (409,779)           --     (6,300,489)
Tax return of capital.................             --             --          (604)             --            --             --
                                        -------------   ------------   -----------    ------------   -----------   ------------
Total dividends and distributions.....     (1,383,160)    (2,285,759)     (137,093)     (8,284,241)     (249,133)    (9,794,842)
                                        -------------   ------------   -----------    ------------   -----------   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Shares sold...........................    545,730,028     32,510,486     4,627,130      84,991,222     2,273,558    123,646,747
Shares issued on reinvestment of
  dividends and distributions.........      1,383,160      2,285,759       137,093       8,284,241       249,133      9,794,842
Shares redeemed.......................   (470,969,454)   (18,327,792)   (3,283,804)    (28,047,427)   (5,504,556)   (31,315,419)
                                        -------------   ------------   -----------    ------------   -----------   ------------
Net increase (decrease) in net assets
  resulting from capital
  share transactions..................     76,143,734     16,468,453     1,480,419      65,228,036    (2,981,865)   102,126,170
                                        -------------   ------------   -----------    ------------   -----------   ------------
Total increase (decrease) in net
  assets..............................     76,211,383     15,050,401     1,424,078      64,911,324    (2,406,734)   122,082,157
NET ASSETS:
Beginning of year.....................    132,773,896     70,569,640     5,293,159     149,726,815    13,393,735    173,434,311
                                        -------------   ------------   -----------    ------------   -----------   ------------
End of year...........................  $ 208,985,279   $ 85,620,041   $ 6,717,237    $214,638,139   $10,987,001   $295,516,468
                                        =============   ============   ===========    ============   ===========   ============
Undistributed (accumulated) net
  investment income (loss)............  $      82,832   $     20,303   $        --    $  1,025,086   $    18,540   $     25,065
                                        =============   ============   ===========    ============   ===========   ============


                                          GROWTH &        EQUITY
                                           INCOME         GROWTH
                                        ------------   ------------
FROM OPERATIONS:
Net investment income (loss)..........  $    640,618   $  1,547,538
Net realized gains (losses) allocated
  from Series Portfolios on:
  Securities..........................     6,749,250      5,174,083
  Futures, written options and short
    sales.............................        13,352             --
  Foreign currency transactions.......            --        (31,384)
Change in net unrealized appreciation
  (depreciation) allocated from Series
  Portfolios on:
  Securities..........................      (362,884)    22,191,444
  Futures, written options and short
    sales.............................        (1,278)            --
  Foreign currency translations.......            --         39,240
                                        ------------   ------------
Net increase (decrease) in net assets
  resulting from operations...........     7,039,058     28,920,921
                                        ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income.................      (618,958)    (1,401,573)
Net realized gains from investment
  transactions........................    (1,910,300)            --
Tax return of capital.................            --             --
                                        ------------   ------------
Total dividends and distributions.....    (2,529,258)    (1,401,573)
                                        ------------   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Shares sold...........................    24,421,330    141,342,636
Shares issued on reinvestment of
  dividends and distributions.........     2,529,258      1,401,573
Shares redeemed.......................   (11,830,982)   (56,529,534)
                                        ------------   ------------
Net increase (decrease) in net assets
  resulting from capital
  share transactions..................    15,119,606     86,214,675
                                        ------------   ------------
Total increase (decrease) in net
  assets..............................    19,629,406    113,734,023
NET ASSETS:
Beginning of year.....................    56,279,719    293,559,551
                                        ------------   ------------
End of year...........................  $ 75,909,125   $407,293,574
                                        ============   ============
Undistributed (accumulated) net
  investment income (loss)............  $     23,800   $    154,036
                                        ============   ============

                       See notes to financial statements.

       MID-CAP             MID-CAP      SMALL-CAP      SPECIAL       SMALL-CAP    AGGRESSIVE    HIGH YIELD    INTERNATIONAL
        VALUE              GROWTH         VALUE         EQUITY        GROWTH        EQUITY         BOND          EQUITY
----------------------   -----------   -----------   ------------   -----------   -----------   -----------   -------------
          $    277,116   $  (146,714)  $     9,956   $    (93,170)  $   (55,440)  $  (150,703)  $ 2,210,394   $  2,414,458
             6,508,198     2,050,458       992,987     17,299,404       647,265     2,919,191       202,584     14,779,495
                    --            --            --         27,969            --            --            --             --
                    --            --            --           (106)           --            --        (3,868)      (145,871)
             4,577,059     2,118,754     1,474,420     (7,390,513)      108,981      (433,574)      426,870     13,181,590
                    --            --            --         (6,701)           --            --            --             --
                    --            --            --            (14)           --            --           315        172,790
          ------------   -----------   -----------   ------------   -----------   -----------   -----------   ------------
                           4,022,498     2,477,363      9,836,869       700,806     2,334,914     2,836,295     30,402,462
            11,362,373
          ------------   -----------   -----------   ------------   -----------   -----------   -----------   ------------
            (5,617,768)           --      (326,991)            --            --            --    (2,195,043)    (2,527,449)
                      )           --      (479,434)            --      (433,237)           --      (248,938)    (8,548,488)
            (1,022,697
                    --            --            --             --            --            --            --             --
          ------------   -----------   -----------   ------------   -----------   -----------   -----------   ------------
            (6,640,465)           --      (806,425)            --      (433,237)           --    (2,443,981)   (11,075,937)
          ------------   -----------   -----------   ------------   -----------   -----------   -----------   ------------
            33,382,639     8,884,580     8,356,875     48,580,792     3,307,898    20,844,335    15,735,427     63,166,905
                                  --       806,425             --       433,237            --     2,443,981     11,075,937
             6,640,465
           (11,281,428)   (8,155,940)   (2,984,502)   (25,653,134)   (1,644,234)   (9,448,229)   (4,668,775)   (18,876,698)
          ------------   -----------   -----------   ------------   -----------   -----------   -----------   ------------
                             728,640     6,178,798     22,927,658     2,096,901    11,396,106    13,510,633     55,366,144
            28,741,676
          ------------   -----------   -----------   ------------   -----------   -----------   -----------   ------------
            33,463,584     4,751,138     7,849,736     32,764,527     2,364,470    13,731,020    13,902,947     74,692,669
            32,381,442    27,429,433     7,939,618     69,899,639     6,126,221    12,319,831    20,373,819    122,078,329
          ------------   -----------   -----------   ------------   -----------   -----------   -----------   ------------
          $ 65,845,026   $32,180,571   $15,789,354   $102,664,166   $ 8,490,691   $26,050,851   $34,276,766   $196,770,998
          ============   ===========   ===========   ============   ===========   ===========   ===========   ============
               132,613   $        --   $        --   $        198   $        --   $        --   $       385   $    213,783
          $
          ============   ===========   ===========   ============   ===========   ===========   ===========   ============

       MI     STOCK
        V     INDEX
---------  ------------
           $  6,514,208
             70,106,159
                289,254
                     --
            (37,348,482)
                (69,261)
                     --
           ------------
             39,491,878
           ------------
             (6,367,449)
                     --
                     --
           ------------
             (6,367,449)
           ------------
             89,103,026
              6,367,449
            (14,170,059)
           ------------
             81,300,416
           ------------
            114,424,845
            325,682,671
           ------------
           $440,107,516
           ============
           $    212,993
           ============

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                    HIGH       INTERMEDIATE
                                                    MONEY         QUALITY       GOVERNMENT        CORE
                                                   MARKET           BOND           BOND           BOND        BALANCED
                                                -------------   ------------   ------------   ------------   -----------
FROM OPERATIONS:
Net investment income (loss)..................  $   1,055,826   $  1,502,679   $    316,346   $  3,681,516   $   296,149
Net realized gains (losses) allocated from
 Series Portfolios on:
 Securities...................................            308         74,513        254,378      2,758,579      (184,886)
 Futures, written options and short sales.....             --             --             --       (462,124)      (19,285)
 Foreign currency transactions................             --             --             --       (824,947)      (57,413)
Change in net unrealized appreciation
 (depreciation) allocated from Series
 Portfolios on:
 Securities...................................             --       (720,235)      (310,387)      (324,591)    2,315,165
 Futures, written options and short sales.....             --             --             --        197,364        24,827
 Foreign currency translations................             --             --             --       (871,087)      (17,370)
                                                -------------   ------------   ------------   ------------   -----------
Net increase (decrease) in net assets
 resulting from operations....................      1,056,134        856,957        260,337      4,154,710     2,357,187
                                                -------------   ------------   ------------   ------------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
Net investment income.........................     (1,052,548)    (1,679,567)      (370,391)    (3,749,150)     (308,901)
Net realized gains from investment
 transactions.................................             --             --       (367,467)      (418,717)           --
Tax return of capital.........................             --         (5,038)        (5,123)    (1,042,735)      (16,198)
                                                -------------   ------------   ------------   ------------   -----------
Total dividends and distributions.............     (1,052,548)    (1,684,605)      (742,981)    (5,210,602)     (325,099)
                                                -------------   ------------   ------------   ------------   -----------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Shares sold...................................    453,061,118     53,134,059      7,427,411    103,933,684     2,139,394
Shares issued on reinvestment of dividends and
 distributions................................      1,052,548      1,684,605        742,981      5,210,602       325,099
Shares redeemed...............................   (422,021,056)   (14,410,303)   (19,223,092)   (25,723,443)   (7,386,868)
                                                -------------   ------------   ------------   ------------   -----------
Net increase (decrease) in net assets
 resulting from capital share transactions....     32,092,610     40,408,361    (11,052,700)    83,420,843    (4,922,375)
                                                -------------   ------------   ------------   ------------   -----------
Total increase (decrease) in net assets.......     32,096,196     39,580,713    (11,535,344)    82,364,951    (2,890,287)
NET ASSETS:
Beginning of period/year......................    100,677,700     30,988,927     16,828,503     67,361,864    16,284,022
                                                -------------   ------------   ------------   ------------   -----------
End of period/year............................  $ 132,773,896   $ 70,569,640   $  5,293,159   $149,726,815   $13,393,735
                                                =============   ============   ============   ============   ===========
Undistributed (accumulated) net investment
 income (loss)................................  $       3,586   $         --   $         --   $    954,337   $    27,669
                                                =============   ============   ============   ============   ===========


                                                  VALUE &       GROWTH &        EQUITY
                                                   INCOME        INCOME         GROWTH
                                                ------------   -----------   ------------
FROM OPERATIONS:
Net investment income (loss)..................  $  2,113,280   $   314,561   $    170,895
Net realized gains (losses) allocated from
 Series Portfolios on:
 Securities...................................      (590,112)     (568,379)    (6,879,417)
 Futures, written options and short sales.....            --        18,762             --
 Foreign currency transactions................            --            --        (63,563)
Change in net unrealized appreciation
 (depreciation) allocated from Series
 Portfolios on:
 Securities...................................    32,949,119     9,901,465     56,077,528
 Futures, written options and short sales.....            --         8,191             --
 Foreign currency translations................            --            --        (33,290)
                                                ------------   -----------   ------------
Net increase (decrease) in net assets
 resulting from operations....................    34,472,287     9,674,600     49,272,153
                                                ------------   -----------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
Net investment income.........................    (2,113,177)     (312,248)       (73,715)
Net realized gains from investment
 transactions.................................            --            --             --
Tax return of capital.........................            --            --        (43,360)
                                                ------------   -----------   ------------
Total dividends and distributions.............    (2,113,177)     (312,248)      (117,075)
                                                ------------   -----------   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Shares sold...................................    74,773,219    21,670,500    146,031,408
Shares issued on reinvestment of dividends and
 distributions................................     2,113,177       312,248        117,075
Shares redeemed...............................   (24,083,458)   (7,640,606)   (39,962,121)
                                                ------------   -----------   ------------
Net increase (decrease) in net assets
 resulting from capital share transactions....    52,802,938    14,342,142    106,186,362
                                                ------------   -----------   ------------
Total increase (decrease) in net assets.......    85,162,048    23,704,494    155,341,440
NET ASSETS:
Beginning of period/year......................    88,272,263    32,575,225    138,218,111
                                                ------------   -----------   ------------
End of period/year............................  $173,434,311   $56,279,719   $293,559,551
                                                ============   ===========   ============
Undistributed (accumulated) net investment
 income (loss)................................  $         --   $     3,035   $     37,737
                                                ============   ===========   ============

---------------

(1) Commencement of Operations, January 23, 2003.

(2) Commencement of Operations, May 29, 2003.

                       See notes to financial statements.

            MID-CAP        MID-CAP     SMALL-CAP      SPECIAL      SMALL-CAP     AGGRESSIVE     HIGH YIELD    INTERNATIONAL
             VALUE         GROWTH       VALUE(1)       EQUITY      GROWTH(2)       EQUITY          BOND          EQUITY
          ------------   -----------   ----------   ------------   ----------   ------------   ------------   -------------
          $     70,381   $   (98,729)  $   42,775   $   (157,598)  $   (6,513)  $    (85,247)  $  1,695,875   $    672,099
             2,574,385     1,471,058      197,076      4,609,816      252,295        704,782      1,155,709     (2,726,430)
                    --            --           --        106,176           --             --             --             --
                    --            --           --             --           --             --             --        446,358
             4,697,614     3,199,720      905,694     16,700,040      505,550      1,737,665      1,910,716     30,657,576
                    --            --           --         15,876           --             --             --             --
                    --            --           --             --           --             --             --       (351,865)
          ------------   -----------   ----------   ------------   ----------   ------------   ------------   ------------
                           4,572,049    1,145,545     21,274,310      751,332      2,357,200      4,762,300     28,697,738
             7,342,380
          ------------   -----------   ----------   ------------   ----------   ------------   ------------   ------------
            (1,465,187)           --     (129,851)            --      (62,270)            --     (1,826,919)    (1,323,642)
              (164,033)           --       (9,111)            --      (19,465)            --             --             --
                    --            --      (21,724)            --      (10,946)            --             --         (2,266)
          ------------   -----------   ----------   ------------   ----------   ------------   ------------   ------------
            (1,629,220)           --     (160,686)            --      (92,681)            --     (1,826,919)    (1,325,908)
          ------------   -----------   ----------   ------------   ----------   ------------   ------------   ------------
            24,036,983    13,182,998    7,127,868     28,399,397    5,503,574     10,049,880      8,378,069     42,219,063
                                  --      160,686             --       92,681             --      1,826,919      1,325,908
             1,629,220
           (10,917,261)   (2,908,041)    (333,795)   (35,159,243)    (128,685)   (10,620,327)   (11,785,201)   (12,295,654)
          ------------   -----------   ----------   ------------   ----------   ------------   ------------   ------------
                          10,274,957    6,954,759     (6,759,846)   5,467,570       (570,447)    (1,580,213)    31,249,317
            14,748,942
          ------------   -----------   ----------   ------------   ----------   ------------   ------------   ------------
            20,462,102    14,847,006    7,939,618     14,514,464    6,126,221      1,786,753      1,355,168     58,621,147
            11,919,340    12,582,427           --     55,385,175           --     10,533,078     19,018,651     63,457,182
          ------------   -----------   ----------   ------------   ----------   ------------   ------------   ------------
          $ 32,381,442   $27,429,433   $7,939,618   $ 69,899,639   $6,126,221   $ 12,319,831   $ 20,373,819   $122,078,329
          ============   ===========   ==========   ============   ==========   ============   ============   ============
               579,498   $        --   $       --   $         --   $       --   $         --   $     15,101   $   (289,910)
          $
          ============   ===========   ==========   ============   ==========   ============   ============   ============

              STOCK
              INDEX
           ------------
           $  3,774,766
                493,612
              1,449,241
                     --
             62,072,379
                272,454
                     --
           ------------
             68,062,452
           ------------
             (3,681,454)
                     --
                     --
           ------------
             (3,681,454)
           ------------
             98,427,184
              3,681,454
            (20,134,589)
           ------------
             81,974,049
           ------------
            146,355,047
            179,327,624
           ------------
           $325,682,671
           ============
           $    115,718
           ============

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Diversified Investors Funds Group II (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is composed of twenty-two different series that are, in effect, separate investment funds. Seventeen of the series are doing business as the Diversified Institutional Funds Group and are represented herein as follows: the Money Market Fund, the High Quality Bond Fund, the Intermediate Government Bond Fund, the Core Bond Fund, the Balanced Fund, the Value & Income Fund, the Growth & Income Fund, the Equity Growth Fund, the Mid-Cap Value Fund, the Mid-Cap Growth Fund, the Small-Cap Value Fund, the Special Equity Fund, the Small-Cap Growth Fund, the Aggressive Equity Fund, the High Yield Bond Fund, the International Equity Fund and the Stock Index Fund (individually, a "Fund" and collectively, the "Funds"). The Trust established and designated each of the Funds as separate series on September 11, 2000, with the exception of the Mid-Cap Value Fund which was established on October 11, 2001, the Mid-Cap Growth Fund which was established on November 7, 2001, the Small-Cap Value Fund which was established on January 23, 2003, and the Small-Cap Growth Fund which was established on May 29, 2003. Each Fund, with the exception of the Stock Index Fund, seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of Diversified Investors Portfolios (the "Series Portfolio") having the same investment objective of the Fund. For information on the investments made by the Series Portfolio, refer to the Portfolio Composition section of the financial statements of the Series Portfolio, which accompany this report. The Stock Index Fund seeks to achieve its investment objective by investing all of its investable assets in the Master Investment Portfolio -- S&P 500 Index Master Portfolio (the "Master Investment Portfolio"/"MIP") having the same investment objective of the Fund. The Series Portfolio and the Master Investment Portfolio are open-end management investment companies registered under the 1940 Act.

At December 31, 2004, each Fund's investment in the corresponding Series Portfolios/Master Investment Portfolio was as follows:

                                                                  PERCENTAGE OF
FUND                                                          INTEREST IN PORTFOLIOS
----                                                          ----------------------
Money Market................................................          25.75
High Quality Bond...........................................          12.39
Intermediate Government Bond................................           2.61
Core Bond...................................................          12.97
Balanced....................................................           2.61
Value & Income..............................................          10.92
Growth & Income.............................................           6.67
Equity Growth...............................................          17.78
Mid-Cap Value...............................................          15.89
Mid-Cap Growth..............................................          15.43
Small-Cap Value.............................................           9.14
Special Equity..............................................           8.36
Small-Cap Growth............................................           7.89
Aggressive Equity...........................................           6.54
High Yield Bond.............................................           9.73
International Equity........................................          14.03
Stock Index.................................................          18.29

The financial statements of the Series Portfolio and the Master Investment Portfolio, including the Portfolios of Investments, accompany this report and should be read in conjunction with the Funds' financial statements.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

     A. INVESTMENT VALUATION:

The value of each Fund's investment in a corresponding series of the Series Portfolio or the Master Investment Portfolio reflects that Fund's proportional interest in the net assets of the corresponding series of the Series Portfolio or Master Investment Portfolio.

The valuation policy of the securities held by the Series Portfolio is discussed in Note 2A of the Series Portfolio's notes to financial statements, which accompany this report.

The valuation policy of the securities held by the Master Investment Portfolio is discussed in Note 1 of the Master Investment Portfolio's notes to financial statements, which accompany this report.

     B. INVESTMENT INCOME:

Each Fund is allocated its share of income and expenses from its investment in the corresponding series of the Series Portfolio or the Master Investment Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Series Portfolio or the Master Investment Portfolio are allocated pro rata among the investors and recorded by the Funds on a daily basis.

     C. DIVIDENDS AND DISTRIBUTIONS:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains will normally be declared quarterly and annually, respectively, and reinvested in additional shares.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

     D. FEDERAL INCOME TAXES:

Each Fund of the Trust is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     E. OPERATING EXPENSES:

The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to a Fund are charged to that Fund, while expenses attributable to all Funds are allocated based on relative net assets or another methodology appropriate in the circumstances.

     F. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

3. FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Administrative Services Agreement with Diversified Investment Advisors, Inc. (the "Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), under which the Advisor provides administration and transfer agency services. AEGON is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON N.V., a corporation based in The Netherlands which is a publicly traded international insurance group. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from the Funds which is accrued daily and payable monthly at an annual rate equal to 0.05% of each Fund's average daily net assets. For these services, the Advisor earned an aggregate of $910,480 for the year ended December 31, 2004. The Advisor is also the Advisor to the Series Portfolio and accordingly the net assets of the Series Portfolio will reflect the fees and other expenses paid to the Advisor.

The Trust has also entered into a Distribution Agreement with Diversified Investors Securities Corp. (the "Distributor"), a wholly-owned subsidiary of the Advisor. Pursuant to Rule 12b-1 of the 1940 Act, the Distributor may receive a fee from each Fund at an annual rate not to exceed 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred in connection with the sale of shares of the Fund. The aggregate distribution fees incurred by the Funds amounted to $4,552,408 for the year ended December 31, 2004.

The Advisor and Distributor have voluntarily undertaken to reimburse expenses of each Fund, to the extent necessary, to limit expenses to a rate equal to the percentage specified in the table below of the corresponding Fund's average daily net assets, including the expenses of the Series Portfolio.

                                                                    EXPENSE CAP
                                                              -----------------------
Money Market................................................   50 basis points (b.p.)
High Quality Bond...........................................          65 b.p.
Intermediate Government Bond................................          65 b.p.
Core Bond...................................................          65 b.p.
Balanced....................................................          75 b.p.
Value & Income..............................................          75 b.p.
Growth & Income.............................................          90 b.p.
Equity Growth...............................................          90 b.p.
Mid-Cap Value...............................................          90 b.p.
Mid-Cap Growth..............................................          95 b.p.
Small-Cap Value.............................................         110 b.p.
Special Equity..............................................         110 b.p.
Small-Cap Growth............................................         115 b.p.
Aggressive Equity(1)........................................         105 b.p.
High Yield Bond.............................................          85 b.p.
International Equity........................................         115 b.p.
Stock Index.................................................          30 b.p.

---------------

(1) For the period January 1, 2004 to September 23, 2004, the expense cap was 125 b.p.

Of the fees earned by the Advisor and Distributor, $85,593 and $1,740,452 respectively, were reimbursed.

Certain trustees and officers of the Trust are also directors/trustees, officers or employees of the Advisor or its affiliates. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds. The independent trustees are also trustees of the affiliated funds for which

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

they receive fees. Aggregate remuneration incurred for non-affiliated trustees of the Trust for the year ended December 31, 2004, amounted to $11,015.

4. SUBSEQUENT EVENTS

Diversified Investors Securities Corp. ("DISC") is the distributor for each of the Funds and a subsidiary of the Funds' investment advisor, Diversified Investment Advisors, Inc. ("DIA").

On February 18, 2005, DISC was notified by NASD staff that it had made a preliminary determination to recommend disciplinary action against DISC based on claims of alleged market timing activity in the Diversified Investors International Equity Fund and the Diversified Institutional International Equity Fund (collectively, the "International Equity Funds") between July 1, 2003 and October 31, 2003. NASD staff contends that DISC facilitated certain shareholders' trading in the International Equity Funds in contravention of prospectus provisions that took effect on or about July 1, 2003, and otherwise violated NASD rules. NASD staff also has alleged that DISC violated certain record retention rules relating to email communications.

Like many U.S. financial services companies, DISC and DIA have responded to requests for information from various governmental and self-regulatory agencies in connection with investigations related to mutual fund trading activities. DISC and DIA have cooperated fully with each request.

Although it is not anticipated that these developments will have an adverse effect on the Funds, there can be no assurance at this time.

5. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

6. CAPITAL SHARE TRANSACTIONS

The Trust has an unlimited authorized number of shares (par value of $0.00001) which are presently divided into seventeen series of shares (one series underlying each Fund). The transactions in each of the Funds are as follows:

                                                                 YEAR ENDED       PERIOD/YEAR ENDED
                                                              DECEMBER 31, 2004   DECEMBER 31, 2003
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
MONEY MARKET
Sold during year............................................      54,359,799          45,135,359
Issued on reinvestment of dividends and distributions.......         137,876             104,985
Redeemed during year........................................     (46,927,066)        (42,039,597)
                                                                 -----------         -----------
Net increase (decrease).....................................       7,570,609           3,200,747
                                                                 ===========         ===========
HIGH QUALITY BOND
Sold during year............................................       3,088,201           4,960,373
Issued on reinvestment of dividends and distributions.......         218,420             158,435
Redeemed during year........................................      (1,743,562)         (1,350,651)
                                                                 -----------         -----------
Net increase (decrease).....................................       1,563,059           3,768,157
                                                                 ===========         ===========
INTERMEDIATE GOVERNMENT BOND
Sold during year............................................         476,236             687,963
Issued on reinvestment of dividends and distributions.......          14,144              73,366
Redeemed during year........................................        (338,128)         (1,767,010)
                                                                 -----------         -----------
Net increase (decrease).....................................         152,252          (1,005,681)
                                                                 ===========         ===========
CORE BOND
Sold during year............................................       8,031,575           9,738,347
Issued on reinvestment of dividends and distributions.......         786,657             492,397
Redeemed during year........................................      (2,657,757)         (2,422,985)
                                                                 -----------         -----------
Net increase (decrease).....................................       6,160,475           7,807,759
                                                                 ===========         ===========
BALANCED
Sold during year............................................         257,165             269,438
Issued on reinvestment of dividends and distributions.......          27,766              39,843
Redeemed during year........................................        (626,991)           (915,715)
                                                                 -----------         -----------
Net increase (decrease).....................................        (342,060)           (606,434)
                                                                 ===========         ===========
VALUE & INCOME
Sold during year............................................      11,306,337           8,341,578
Issued on reinvestment of dividends and distributions.......         862,767             222,867
Redeemed during year........................................      (2,875,737)         (2,552,908)
                                                                 -----------         -----------
Net increase (decrease).....................................       9,293,367           6,011,537
                                                                 ===========         ===========
GROWTH & INCOME
Sold during year............................................       4,095,721           4,106,521
Issued on reinvestment of dividends and distributions.......         403,487              57,584
Redeemed during year........................................      (2,005,249)         (1,436,674)
                                                                 -----------         -----------
Net increase (decrease).....................................       2,493,959           2,727,431
                                                                 ===========         ===========

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                 YEAR ENDED       PERIOD/YEAR ENDED
                                                              DECEMBER 31, 2004   DECEMBER 31, 2003
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
EQUITY GROWTH
Sold during year............................................      22,085,529          25,438,623
Issued on reinvestment of dividends and distributions.......         205,242              21,993
Redeemed during year........................................      (8,830,119)         (6,922,293)
                                                                 -----------         -----------
Net increase (decrease).....................................      13,460,652          18,538,323
                                                                 ===========         ===========
MID-CAP VALUE
Sold during year............................................       2,323,912           2,117,996
Issued on reinvestment of dividends and distributions.......         453,264             127,604
Redeemed during year........................................        (784,288)         (1,003,958)
                                                                 -----------         -----------
Net increase (decrease).....................................       1,992,888           1,241,642
                                                                 ===========         ===========
MID-CAP GROWTH
Sold during year............................................         879,299           1,513,617
Issued on reinvestment of dividends and distributions.......              --                  --
Redeemed during year........................................        (825,789)           (339,724)
                                                                 -----------         -----------
Net increase (decrease).....................................          53,510           1,173,893
                                                                 ===========         ===========
SMALL-CAP VALUE(1)
Sold during period/year.....................................         563,337             579,058
Issued on reinvestment of dividends and distributions.......          50,750              11,829
Redeemed during period/year.................................        (202,786)            (25,180)
                                                                 -----------         -----------
Net increase (decrease).....................................         411,301             565,707
                                                                 ===========         ===========
SPECIAL EQUITY
Sold during year............................................       4,909,242           3,655,950
Issued on reinvestment of dividends and distributions.......              --                  --
Redeemed during year........................................      (2,649,779)         (4,670,281)
                                                                 -----------         -----------
Net increase (decrease).....................................       2,259,463          (1,014,331)
                                                                 ===========         ===========
SMALL-CAP GROWTH(2)
Sold during period/year.....................................         265,926             507,342
Issued on reinvestment of dividends and distributions.......          34,521               7,969
Redeemed during period/year.................................        (144,357)            (10,778)
                                                                 -----------         -----------
Net increase (decrease).....................................         156,090             504,533
                                                                 ===========         ===========
AGGRESSIVE EQUITY
Sold during year............................................       4,233,041           2,331,667
Issued on reinvestment of dividends and distributions.......              --                  --
Redeemed during year........................................      (1,961,811)         (2,568,446)
                                                                 -----------         -----------
Net increase (decrease).....................................       2,271,230            (236,779)
                                                                 ===========         ===========
HIGH YIELD BOND
Sold during year............................................       1,650,367             932,036
Issued on reinvestment of dividends and distributions.......         260,469             202,625
Redeemed during year........................................        (492,221)         (1,298,024)
                                                                 -----------         -----------
Net increase (decrease).....................................       1,418,615            (163,363)
                                                                 ===========         ===========

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                 YEAR ENDED       PERIOD/YEAR ENDED
                                                              DECEMBER 31, 2004   DECEMBER 31, 2003
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
INTERNATIONAL EQUITY
Sold during year............................................       8,162,551           6,891,289
Issued on reinvestment of dividends and distributions.......       1,363,684             200,586
Redeemed during year........................................      (2,438,573)         (1,942,269)
                                                                 -----------         -----------
Net increase (decrease).....................................       7,087,662           5,149,606
                                                                 ===========         ===========
STOCK INDEX
Sold during year............................................      11,677,003          15,847,664
Issued on reinvestment of dividends and distributions.......         822,640             548,148
Redeemed during year........................................      (1,887,420)         (3,097,797)
                                                                 -----------         -----------
Net increase (decrease).....................................      10,612,223          13,298,015
                                                                 ===========         ===========

---------------

(1) Commencement of Operations, January 23, 2003.

(2) Commencement of Operations, May 29, 2003.

7. FEDERAL INCOME TAX INFORMATION

Reclassifications arising from "book/tax" differences for the year ended December 31, 2004, were as follows:

                                                                                   UNDISTRIBUTED/
                                                                UNDISTRIBUTED/     (ACCUMULATED)
                                                              (ACCUMULATED) NET     NET REALIZED
                                                              INVESTMENT INCOME/   GAINS/(LOSSES)   PAID IN CAPITAL
                                                              (LOSS) INCREASED/      INCREASED/       INCREASED/
                                                                 (DECREASED)        (DECREASED)       (DECREASED)
                                                              ------------------   --------------   ---------------
Money Market Fund...........................................      $       --        $         --      $        --
High Quality Bond Fund......................................         220,393            (296,073)          75,680
Intermediate Government Bond Fund...........................           1,191              (7,718)           6,527
Core Bond Fund..............................................       1,788,711          (2,174,314)         358,603
Balanced Fund...............................................          17,471             144,076         (161,547)
Value & Income Fund.........................................              --          (2,833,196)       2,833,196
Growth & Income Fund........................................            (895)           (949,787)         950,682
Equity Growth Fund..........................................         (29,666)          3,934,851       (3,905,185)
Mid-Cap Value Fund..........................................       4,893,767          (4,698,680)        (195,087)
Mid-Cap Growth Fund.........................................         146,714             362,459         (509,173)
Small-Cap Value Fund........................................         317,035            (474,031)         156,996
Special Equity Fund.........................................          93,368          (7,014,311)       6,920,943
Small-Cap Growth Fund.......................................          55,440            (242,286)         186,846
Aggressive Equity Fund......................................         150,703          (1,743,850)       1,593,147
High Yield Bond Fund........................................         (30,067)           (104,344)         134,411
International Equity Fund...................................         616,684            (106,258)        (510,426)
Stock Index Fund............................................         (49,484)        (71,560,409)      71,609,893

These permanent differences are primarily due to the treatment of foreign currency transactions, futures transactions, paydowns, wash sale loss reallocations, adjustments due to investments in real estate investments trusts or passive foreign investment companies, non-deductible net operating losses, and the differing allocation methods for the recognition of realized capital gains. These reclassifications between components of net assets reflected in the Statements of Assets and Liabilities do not affect net investment income (loss), net realized gains (losses) on investments or net assets.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

7. FEDERAL INCOME TAX INFORMATION (CONTINUED)

Distributions during the year ended December 31, 2004 were characterized as follows for tax purposes:

                                                                           LONG TERM
                                                               ORDINARY     CAPITAL     RETURN OF       TOTAL
                                                                INCOME       GAINS       CAPITAL    DISTRIBUTIONS
                                                              ----------   ----------   ---------   -------------
Money Market Fund...........................................  $1,383,160   $       --     $ --       $ 1,383,160
High Quality Bond Fund......................................   2,285,759           --       --         2,285,759
Intermediate Government Bond Fund...........................     136,489           --      604           137,093
Core Bond Fund..............................................   7,874,462      409,779       --         8,284,241
Balanced Fund...............................................     249,133           --       --           249,133
Value & Income Fund.........................................   3,494,353    6,300,489       --         9,794,842
Growth & Income Fund........................................     618,958    1,910,300       --         2,529,258
Equity Growth Fund..........................................   1,401,573           --       --         1,401,573
Mid-Cap Value Fund..........................................   5,617,768    1,022,697       --         6,640,465
Mid-Cap Growth Fund.........................................          --           --       --                --
Small-Cap Value Fund........................................     326,991      479,434       --           806,425
Special Equity Fund.........................................          --           --       --                --
Small-Cap Growth Fund.......................................          --      433,237       --           433,237
Aggressive Equity Fund......................................          --           --       --                --
High Yield Bond Fund........................................   2,195,043      248,938       --         2,443,981
International Equity Fund...................................   2,527,449    8,548,488       --        11,075,937
Stock Index Fund............................................   6,367,449           --       --         6,367,449

Distributions during the year ended December 31, 2003 were characterized as follows for tax purposes:

                                                                           LONG TERM
                                                               ORDINARY     CAPITAL    RETURN OF        TOTAL
                                                                INCOME       GAINS      CAPITAL     DISTRIBUTIONS
                                                              ----------   ---------   ----------   -------------
Money Market Fund...........................................  $1,052,548   $     --    $       --    $1,052,548
High Quality Bond Fund......................................   1,679,567         --         5,038     1,684,605
Intermediate Government Bond Fund...........................     370,391    367,467         5,123       742,981
Core Bond Fund..............................................   3,749,150    418,717     1,042,735     5,210,602
Balanced Fund...............................................     308,901         --        16,198       325,099
Value & Income Fund.........................................   2,113,177         --            --     2,113,177
Growth & Income Fund........................................     312,248         --            --       312,248
Equity Growth Fund..........................................      73,715         --        43,360       117,075
Mid-Cap Value Fund..........................................   1,465,187    164,033            --     1,629,220
Mid-Cap Growth Fund.........................................          --         --            --            --
Small-Cap Value Fund........................................     129,851      9,111        21,724       160,686
Special Equity Fund.........................................          --         --            --            --
Small-Cap Growth Fund.......................................      62,270     19,465        10,946        92,681
Aggressive Equity Fund......................................          --         --            --            --
High Yield Bond Fund........................................   1,826,919         --            --     1,826,919
International Equity Fund...................................   1,323,642         --         2,266     1,325,908
Stock Index Fund............................................   3,681,454         --            --     3,681,454

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

7. FEDERAL INCOME TAX INFORMATION (CONTINUED)

The tax character of distributable earnings/(accumulated losses) at December 31, 2004 was as follows:

                                                              UNDISTRIBUTED     LONG TERM
                                                                ORDINARY         CAPITAL      CAPITAL LOSS   EXPIRATION
                                                                 INCOME           GAINS       CARRYFORWARD      DATE
                                                              -------------   -------------   ------------   ----------
Money Market Fund...........................................    $ 82,832        $     --      $    11,597       2012
High Quality Bond Fund......................................      20,303              --           59,889       2010
                                                                                                  123,692       2011
                                                                                                  282,660       2012
Intermediate Government Bond Fund...........................          --              --           22,861       2012
Core Bond Fund..............................................     275,751              --               --
Balanced Fund...............................................       4,284              --          415,365       2010
                                                                                                  128,508       2011
Value & Income Fund.........................................      25,065         670,314               --
Growth & Income Fund........................................      23,800         310,914               --
Equity Growth Fund..........................................     154,036              --        2,576,181       2010
                                                                                                1,138,820       2011
Mid-Cap Value Fund..........................................     981,628          74,138               --
Mid-Cap Growth Fund.........................................          --         260,028               --
Small-Cap Value Fund........................................      19,062          21,172               --
Special Equity Fund.........................................          --       4,376,223               --
Small-Cap Growth Fund.......................................          --             930               --
Aggressive Equity Fund......................................          --              --        1,182,565       2010
High Yield Bond Fund........................................      50,900              --               --
International Equity Fund...................................     449,904       2,532,694               --
Stock Index Fund............................................     212,993              --          178,681       2008
                                                                                                1,336,661       2009
                                                                                                8,596,420       2010
                                                                                                1,503,143       2011
                                                                                                  718,867       2012

During the year ended December 31, 2004, the following Funds utilized capital loss carryforwards in the following amounts:

FUND                                                            AMOUNT
----                                                          -----------
Balanced Fund...............................................      701,802
Value & Income Fund.........................................    2,260,991
Growth & Income Fund........................................    3,018,337
Equity Growth Fund..........................................   10,932,816
Mid-Cap Growth Fund.........................................    2,041,366
Special Equity Fund.........................................    5,962,107
Aggressive Equity Fund......................................    1,201,323
International Equity Fund...................................    3,706,647

Federal Tax Cost of Investments: The net unrealized appreciation/(depreciation) of the Funds' investment in the Series Portfolio consists of an allocated portion of the Series Portfolio's unrealized appreciation/(depreciation).

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

8. PROXY VOTING POLICIES AND PROCEDURES

Since each Fund invests all its assets in a corresponding series of the Series Portfolio, the Funds themselves do not vote on proxies. A description of the proxy voting policies and procedures for the Series Portfolio is included in the Statement of Additional Information ("SAI"), which is available without charge, upon request: (i) by calling 1-800-755-5803; (ii) on the Advisor's website at www.divinvest.com. (Click on the icon for Sponsors, then click on the icon for Corporate, then click on Investments) or (iii) on the SEC's website at www.sec.gov. In addition, the Series Portfolios will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. The Series Portfolio's filing for the twelve months ended June 30th, 2004, is currently available without charge, upon request.

9. QUARTERLY PORTFOLIOS

The Series Portfolio will file their portfolios of investments for the first and third quarters (March 31 and September 30, respectively) with the SEC by May 30 and November 29, respectively, each year on Form N-Q. The Series Portfolio's Form N-Q is available on the SEC's website at www.sec.gov. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-800-755-5803.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

10. FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for the period/year:

                                               INCOME (LOSS) FROM
                                              INVESTMENT OPERATIONS
                                          -----------------------------
                                                           NET REALIZED
                                                               AND               TOTAL
                        NET ASSET            NET            UNREALIZED          INCOME
       FOR THE            VALUE,          INVESTMENT          GAINS           (LOSS) FROM
     PERIOD/YEAR       BEGINNING OF         INCOME         (LOSSES) ON        INVESTMENT
        ENDED          PERIOD/YEAR        (LOSS)(#)        INVESTMENTS        OPERATIONS
     -----------       ------------       ----------       ------------       -----------
MONEY MARKET
12/31/2004                $10.03            $0.10             $(0.01)           $ 0.09
12/31/2003                 10.03             0.09               0.00(+)           0.09
12/31/2002                 10.02             0.15               0.00(+)           0.15
12/31/2001                 10.19             0.36               0.02              0.38
12/31/2000(1)              10.00             0.19              (0.00)(+)          0.19
HIGH QUALITY BOND
12/31/2004                 10.58             0.28              (0.15)             0.13
12/31/2003                 10.68             0.31              (0.09)             0.22
12/31/2002                 10.50             0.43               0.19              0.62
12/31/2001                 10.32             0.57               0.24              0.81
12/31/2000(1)              10.00             0.19               0.13              0.32
INTERMEDIATE GOVERNMENT BOND
12/31/2004                  9.75             0.22              (0.09)             0.13
12/31/2003                 10.87             0.30              (0.16)             0.14
12/31/2002                 10.52             0.39               0.44              0.83
12/31/2001                 10.37             0.52               0.16              0.68
12/31/2000(1)              10.00             0.17               0.20              0.37
CORE BOND
12/31/2004                 10.53             0.36               0.09              0.45
12/31/2003                 10.51             0.34               0.11              0.45
12/31/2002                 10.24             0.47               0.43              0.90
12/31/2001                 10.45             0.52               0.16              0.68
12/31/2000(1)              10.00             0.19               0.26              0.45
BALANCED
12/31/2004                  8.75             0.17               0.53              0.70
12/31/2003                  7.62             0.15               1.16              1.31
12/31/2002                  8.70             0.19              (1.08)            (0.89)
12/31/2001                  9.46             0.22              (0.74)            (0.52)
12/31/2000(1)              10.00             0.11              (0.65)            (0.54)


                             DIVIDENDS AND DISTRIBUTIONS FROM
                       ---------------------------------------------

                                            NET
       FOR THE            NET            REALIZED            TAX
     PERIOD/YEAR       INVESTMENT        GAINS ON         RETURN OF
        ENDED            INCOME         INVESTMENTS       CAPITAL(A)
     -----------       ----------       -----------       ----------
MONEY MARKET
12/31/2004               $(0.08)          $   --            $   --
12/31/2003                (0.09)              --                --
12/31/2002                (0.14)           (0.00)(+)         (0.00)(+)
12/31/2001                (0.55)           (0.00)(+)         (0.00)(+)
12/31/2000(1)                --               --                --
HIGH QUALITY BOND
12/31/2004                (0.31)              --                --
12/31/2003                (0.32)              --             (0.00)(+)
12/31/2002                (0.44)              --                --
12/31/2001                (0.62)           (0.01)               --
12/31/2000(1)                --               --                --
INTERMEDIATE GOVERNME
12/31/2004                (0.22)              --             (0.00)(+)
12/31/2003                (0.63)           (0.62)            (0.01)
12/31/2002                (0.36)           (0.10)            (0.02)
12/31/2001                (0.51)           (0.02)               --
12/31/2000(1)                --               --                --
CORE BOND
12/31/2004                (0.43)           (0.02)               --
12/31/2003                (0.31)           (0.03)            (0.09)
12/31/2002                (0.47)           (0.13)            (0.03)
12/31/2001                (0.60)           (0.26)            (0.03)
12/31/2000(1)                --               --                --
BALANCED
12/31/2004                (0.20)              --                --
12/31/2003                (0.17)              --             (0.01)
12/31/2002                (0.19)              --                --
12/31/2001                (0.21)           (0.02)            (0.01)
12/31/2000(1)                --               --                --

---------------

(#) Calculated based upon average shares outstanding.

(a) Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(b)  Portfolio turnover of the Series Portfolio or Master Investment Portfolio.

(c)  Includes reimbursement of fees at the underlying Series Portfolio level.

(+)  Amount rounds to less than one penny per share.

(++) Percentage rounds to less than (0.005)%.

*     Annualized.

(1)  Commencement of Operations, September 11, 2000.

(2)  Commencement of Operations, October 11, 2001.

(3)  Commencement of Operations, November 7, 2001.

(4)  Commencement of Operations, January 23, 2003.

(5)  Commencement of Operations, May 29, 2003.

                                                                          RATIOS TO AVERAGE NET ASSETS
                                                           ----------------------------------------------------------
                                                                           EXPENSES
                                                            EXPENSES      INCLUDING
                      NET ASSET                            INCLUDING      THE SERIES         NET       NET INVESTMENT
      TOTAL            VALUE,               NET ASSETS,    THE SERIES    PORTFOLIO OR    INVESTMENT    INCOME (LOSS)
  DIVIDENDS AND        END OF      TOTAL       END OF      PORTFOLIO     MIP (NET OF       INCOME         (NET OF        PORTFOLIO
  DISTRIBUTIONS      PERIOD/YEAR   RETURN   PERIOD/YEAR      OR MIP     REIMBURSEMENT)     (LOSS)      REIMBURSEMENT)   TURNOVER(B)
------------------   -----------   ------   ------------   ----------   --------------   -----------   --------------   -----------
        $(0.08)        $10.04       0.94%   $208,985,279        0.62%        0.50%              0.86%       0.98%           N/A
         (0.09)         10.03       0.88     132,773,896        0.62         0.50               0.76        0.88            N/A
         (0.14)         10.03       1.48     100,677,700        0.62         0.50               1.35        1.47            N/A
         (0.55)         10.02       3.84      53,402,723        0.63         0.50               3.46        3.59            N/A
            --          10.19       1.90      38,478,270        1.17*       0.50*               5.70*       6.37*           N/A
         (0.31)         10.40       1.20      85,620,041        0.75         0.65               2.60        2.70             48%
         (0.32)         10.58       2.04      70,569,640        0.75         0.65               2.77        2.87             50
         (0.44)         10.68       6.03      30,988,927        0.84         0.65               3.84        4.03             54
         (0.63)         10.50       8.05       4,465,929        1.64         0.65               4.42        5.41             53
            --          10.32       3.20         662,681       12.40*       0.65*              (5.45)*      6.30*            73
         (0.22)          9.66       1.30       6,717,237        1.34         0.65(c)            1.57        2.26            554
         (1.26)          9.75       1.33       5,293,159        0.94         0.65               2.45        2.74            392
         (0.48)         10.87       8.05      16,828,503        0.95         0.65               3.34        3.64            134
         (0.53)         10.52       6.66       4,006,913        1.57         0.65               3.98        4.90             40
            --          10.37       3.70         664,198       15.24*       0.65*              (8.86)*      5.73*            48
         (0.45)         10.53       4.36     214,638,139        0.73         0.65               3.29        3.37            885
         (0.43)         10.53       4.36     149,726,815        0.74         0.65(c)            3.15        3.24            922
         (0.63)         10.51       9.00      67,361,864        0.77         0.65               4.37        4.49            462
         (0.89)         10.24       6.67       8,962,175        1.12         0.65               4.48        4.95            547
            --          10.45       4.50       3,198,647        3.93*       0.65*               3.03*       6.31*           521
         (0.20)          9.25       8.13      10,987,001        1.13         0.75(c)            1.56        1.94            338
         (0.18)          8.75      17.40      13,393,735        1.01         0.75(c)            1.67        1.93            377
         (0.19)          7.62      (10.28)    16,284,022        1.04         0.75               2.10        2.39            289
         (0.24)          8.70      (5.48)     14,255,134        1.06         0.75               2.21        2.52            312
            --           9.46      (5.40)            946    9,527.75*       0.75*          (9,523.20)*      3.80*           286

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

10. FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding for the period/year:

                                               INCOME (LOSS) FROM
                                              INVESTMENT OPERATIONS
                                          -----------------------------
                                                           NET REALIZED
                                                               AND               TOTAL
                        NET ASSET            NET            UNREALIZED          INCOME
       FOR THE            VALUE,          INVESTMENT          GAINS           (LOSS) FROM
     PERIOD/YEAR       BEGINNING OF         INCOME         (LOSSES) ON        INVESTMENT
        ENDED          PERIOD/YEAR        (LOSS)(#)        INVESTMENTS        OPERATIONS
     -----------       ------------       ----------       ------------       -----------
VALUE & INCOME
12/31/2004                $10.61            $ 0.17            $ 1.16            $ 1.33
12/31/2003                  8.54              0.15              2.07              2.22
12/31/2002                 10.28              0.16             (1.75)            (1.59)
12/31/2001                 10.73              0.18             (0.42)            (0.24)
12/31/2000(1)              10.00              0.06              0.67              0.73
GROWTH & INCOME
12/31/2004                  5.95              0.06              0.56              0.62
12/31/2003                  4.84              0.04              1.11              1.15
12/31/2002                  6.30              0.03             (1.46)            (1.43)
12/31/2001                  8.18              0.03             (1.90)            (1.87)
12/31/2000(1)              10.00              0.00(+)          (1.82)            (1.82)
EQUITY GROWTH
12/31/2004                  6.44              0.03              0.44              0.47
12/31/2003                  5.11              0.00(+)           1.33              1.33
12/31/2002                  6.70              0.00(+)          (1.59)            (1.59)
12/31/2001                  8.42              0.01             (1.73)            (1.72)
12/31/2000(1)              10.00             (0.00)(+)         (1.58)            (1.58)
MID-CAP VALUE
12/31/2004                 13.27              0.09              3.19              3.28
12/31/2003                  9.95              0.04              4.04              4.08
12/31/2002                 11.78              0.04             (1.85)            (1.81)
12/31/2001(2)              10.00             (0.00)(+)          1.88              1.88
MID-CAP GROWTH
12/31/2004                  9.77             (0.05)             1.53              1.48
12/31/2003                  7.71             (0.04)             2.10              2.06
12/31/2002                 10.35             (0.06)            (2.58)            (2.64)
12/31/2001(3)              10.00             (0.01)             0.36              0.35
SMALL-CAP VALUE
12/31/2004                 14.03              0.01              3.00              3.01
12/31/2003(4)              10.00              0.18              4.20              4.38


                             DIVIDENDS AND DISTRIBUTIONS FROM
                       ---------------------------------------------

                                            NET
       FOR THE            NET            REALIZED            TAX
     PERIOD/YEAR       INVESTMENT        GAINS ON         RETURN OF
        ENDED            INCOME         INVESTMENTS       CAPITAL(A)
     -----------       ----------       -----------       ----------
VALUE & INCOME
12/31/2004               $(0.15)          $(0.26)           $   --
12/31/2003                (0.15)              --                --
12/31/2002                (0.15)              --                --
12/31/2001                (0.21)              --                --
12/31/2000(1)                --               --                --
GROWTH & INCOME
12/31/2004                (0.06)           (0.16)               --
12/31/2003                (0.04)              --                --
12/31/2002                (0.03)              --                --
12/31/2001                (0.01)              --                --
12/31/2000(1)                --               --                --
EQUITY GROWTH
12/31/2004                (0.02)              --                --
12/31/2003                (0.00)(+)           --             (0.00)(+)
12/31/2002                   --               --                --
12/31/2001                   --            (0.00)(+)         (0.00)(+)
12/31/2000(1)                --               --                --
MID-CAP VALUE
12/31/2004                (1.44)           (0.26)               --
12/31/2003                (0.68)           (0.08)               --
12/31/2002                (0.02)           (0.00)(+)            --
12/31/2001(2)                --            (0.10)               --
MID-CAP GROWTH
12/31/2004                   --               --                --
12/31/2003                   --               --                --
12/31/2002                   --            (0.00)(+)         (0.00)(+)
12/31/2001(3)                --               --                --
SMALL-CAP VALUE
12/31/2004                (0.36)           (0.52)               --
12/31/2003(4)             (0.28)           (0.02)            (0.05)

---------------

(#)  Calculated based upon average shares outstanding.

(a) Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(b)  Portfolio turnover of the Series Portfolio or Master Investment Portfolio.

(c)  Includes reimbursement of fees at the underlying Series Portfolio level.

(+)  Amount rounds to less than one penny per share.

(++) Percentage rounds to less than (0.005)%.

*    Annualized.

(1)  Commencement of Operations, September 11, 2000.

(2)  Commencement of Operations, October 11, 2001.

(3)  Commencement of Operations, November 7, 2001.

(4)  Commencement of Operations, January 23, 2003.

(5)  Commencement of Operations, May 29, 2003.

                                                                        RATIOS TO AVERAGE NET ASSETS
                                                          ---------------------------------------------------------
                                                                          EXPENSES
                                                           EXPENSES      INCLUDING
                     NET ASSET                            INCLUDING      THE SERIES        NET       NET INVESTMENT
      TOTAL           VALUE,               NET ASSETS,    THE SERIES    PORTFOLIO OR    INVESTMENT   INCOME (LOSS)
  DIVIDENDS AND       END OF      TOTAL       END OF      PORTFOLIO     MIP (NET OF       INCOME        (NET OF        PORTFOLIO
  DISTRIBUTIONS     PERIOD/YEAR   RETURN   PERIOD/YEAR      OR MIP     REIMBURSEMENT)     (LOSS)     REIMBURSEMENT)   TURNOVER(B)
-----------------   -----------   ------   ------------   ----------   --------------   ----------   --------------   -----------
       $(0.41)        $11.53      12.66%   $295,516,468      0.82%          0.75%           1.48%         1.55%            44%
        (0.15)         10.61      26.21     173,434,311      0.82           0.75            1.54          1.61             70
        (0.15)          8.54      (15.56)    88,272,263      0.83           0.75            1.67          1.75             31
        (0.21)         10.28      (2.18)     15,774,264      1.06           0.75            2.21          2.52             32
           --          10.73       7.30       2,095,845      9.08*          0.75*          (6.28)*       2.05*             76
        (0.22)          6.35      10.50      75,909,125      1.02           0.90            0.88          1.00            184
        (0.04)          5.95      23.81      56,279,719      1.01           0.90            0.64          0.75            100
        (0.03)          4.84      (22.75)    32,575,225      1.11           0.90            0.37          0.58            115
        (0.01)          6.30      (22.84)     8,064,381      1.65           0.90           (0.32)         0.43            153
           --           8.18      (18.20)       890,102     10.87*          0.90*         (10.09)*       (0.12)*           80
        (0.02)          6.89       7.36     407,293,574      0.98           0.90            0.37          0.45            129
         0.00(+)        6.44      26.12     293,559,551      0.98           0.90            0.00(++)      0.08             61
           --           5.11      (23.73)   138,218,111      0.99           0.90           (0.11)        (0.02)            75
         0.00(+)        6.70      (20.40)    26,008,037      1.15           0.90           (0.09)         0.16             63
           --           8.42      (15.80)       809,172     11.95*          0.90*         (11.16)*       (0.11)*           97
        (1.70)         14.85      25.08      65,845,026      1.14           0.90(c)         0.37          0.61            147
        (0.76)         13.27      41.36      32,381,442      1.23           0.90(c)         0.03          0.36            156
        (0.02)          9.95      (15.37)    11,919,340      2.27           0.90           (0.95)         0.42            156
        (0.10)         11.78      18.80          75,323      2.84*          0.90*          (2.02)*       (0.08)*           87
           --          11.25      15.15      32,180,571      1.25           0.95(c)        (0.79)        (0.49)           223
           --           9.77      26.72      27,429,433      1.27           0.95(c)        (0.84)        (0.52)           100
         0.00(+)        7.71      (25.49)    12,582,427      1.67           0.95           (1.37)        (0.65)           138
           --          10.35       3.50       1,895,533      2.75*          0.95*          (2.39)*       (0.59)*           63

        (0.88)         16.16      21.53      15,789,354      1.54           1.10(c)        (0.36)         0.08             42
        (0.35)         14.03      43.96       7,939,618      2.40*          1.10(c)*        0.14*         1.44*            40

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

10. FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding for the period/year:

                                                 INCOME(LOSS) FROM
                                               INVESTMENT OPERATIONS
                                          -------------------------------
                                                            NET REALIZED
                                                                AND                TOTAL
                        NET ASSET            NET             UNREALIZED           INCOME
       FOR THE            VALUE,          INVESTMENT           GAINS            (LOSS) FROM
     PERIOD/YEAR       BEGINNING OF         INCOME          (LOSSES) ON         INVESTMENT
        ENDED          PERIOD/YEAR        (LOSS)(#)         INVESTMENTS         OPERATIONS
     -----------       ------------       ----------       --------------       -----------
SPECIAL EQUITY
12/31/2004                $ 9.51            $(0.01)            $ 1.19             $ 1.18
12/31/2003                  6.62             (0.02)              2.91               2.89
12/31/2002                  8.78             (0.01)             (2.15)             (2.16)
12/31/2001                  9.08             (0.02)             (0.28)             (0.30)
12/31/2000(1)              10.00             (0.00)(+)          (0.92)             (0.92)
SMALL-CAP GROWTH
12/31/2004                 12.14             (0.09)              1.49               1.40
12/31/2003(5)              10.00             (0.02)              2.40               2.38
AGGRESSIVE EQUITY
12/31/2004                  4.84             (0.04)              0.61               0.57
12/31/2003                  3.78             (0.03)              1.09               1.06
12/31/2002                  5.16             (0.03)             (1.35)             (1.38)
12/31/2001                  7.60              0.05              (2.49)             (2.44)
12/31/2000(1)              10.00             (0.02)             (2.38)             (2.40)
HIGH YIELD BOND
12/31/2004                  9.49              0.74               0.18               0.92
12/31/2003                  8.23              0.79               1.40               2.19
12/31/2002                  8.80              0.75              (0.60)              0.15
12/31/2001                  9.38              0.83              (0.38)              0.45
12/31/2000(1)              10.00              0.26              (0.88)             (0.62)
INTERNATIONAL EQUITY
12/31/2004                  7.53              0.12               1.30               1.42
12/31/2003                  5.73              0.05               1.84               1.89
12/31/2002                  7.03              0.04              (1.24)             (1.20)
12/31/2001                  8.78              0.01              (1.66)             (1.65)
12/31/2000(1)              10.00              0.01              (1.23)             (1.22)
STOCK INDEX
12/31/2004                  7.43              0.13               0.66               0.79
12/31/2003                  5.88              0.10               1.54               1.64
12/31/2002                  7.67              0.09              (1.79)             (1.70)
12/31/2001                  8.86              0.09              (1.17)             (1.08)
12/31/2000(1)              10.00              0.03              (1.17)             (1.14)


                              DIVIDENDS AND DISTRIBUTIONS FROM
                       ----------------------------------------------

                                            NET
       FOR THE            NET             REALIZED            TAX
     PERIOD/YEAR       INVESTMENT         GAINS ON         RETURN OF
        ENDED            INCOME         INVESTMENTS        CAPITAL(A)
     -----------       ----------       ------------       ----------
SPECIAL EQUITY
12/31/2004               $   --            $   --            $   --
12/31/2003                   --                --                --
12/31/2002                   --                --                --
12/31/2001                   --                --                --
12/31/2000(1)                --                --                --
SMALL-CAP GROWTH
12/31/2004                   --             (0.69)               --
12/31/2003(5)             (0.16)            (0.05)            (0.03)
AGGRESSIVE EQUITY
12/31/2004                   --                --                --
12/31/2003                   --                --                --
12/31/2002                   --                --                --
12/31/2001                   --                --                --
12/31/2000(1)                --                --                --
HIGH YIELD BOND
12/31/2004                (0.72)            (0.08)               --
12/31/2003                (0.93)               --                --
12/31/2002                (0.71)               --             (0.01)
12/31/2001                (0.99)               --             (0.04)
12/31/2000(1)                --                --                --
INTERNATIONAL EQUITY
12/31/2004                (0.12)            (0.39)               --
12/31/2003                (0.09)               --             (0.00)(+)
12/31/2002                (0.10)               --                --
12/31/2001                (0.10)               --                --
12/31/2000(1)                --                --                --
STOCK INDEX
12/31/2004                (0.13)               --                --
12/31/2003                (0.09)               --                --
12/31/2002                (0.09)               --                --
12/31/2001                (0.11)               --             (0.00)(+)
12/31/2000(1)                --                --                --

---------------

(#)  Calculated based upon average shares outstanding.

(a) Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(b)  Portfolio turnover of the Series Portfolio or Master Investment Portfolio.

(c)  Includes reimbursement of fees at the underlying Series Portfolio level.

(+)  Amount rounds to less than one penny per share.

(++) Percentage rounds to less than (0.005)%.

*    Annualized.

(1)  Commencement of Operations, September 11, 2000.

(2)  Commencement of Operations, October 11, 2001.

(3)  Commencement of Operations, November 7, 2001.

(4)  Commencement of Operations, January 23, 2003.

(5)  Commencement of Operations, May 29, 2003.

                                                                              RATIOS TO AVERAGE NET ASSETS
                                                                ---------------------------------------------------------
                                                                                EXPENSES
                                                                 EXPENSES      INCLUDING
         TOTAL             NET ASSET                            INCLUDING      THE SERIES        NET       NET INVESTMENT
       DIVIDENDS            VALUE,               NET ASSETS,    THE SERIES    PORTFOLIO OR    INVESTMENT   INCOME (LOSS)
          AND               END OF      TOTAL       END OF      PORTFOLIO     MIP (NET OF       INCOME        (NET OF
     DISTRIBUTIONS        PERIOD/YEAR   RETURN   PERIOD/YEAR      OR MIP     REIMBURSEMENT)     (LOSS)     REIMBURSEMENT)
     -------------        -----------   ------   ------------   ----------   --------------   ----------   --------------
             $   --         $10.69      12.41%   $102,664,166       1.20%         1.10%          (0.20)%       (0.10)%
                 --           9.51      43.66      69,899,639       1.21          1.10           (0.38)        (0.27)
                 --           6.62      (24.60)    55,385,175       1.21          1.10           (0.28)        (0.17)
                 --           8.78      (3.30)     34,533,868       1.22          1.10           (0.41)        (0.29)
                 --           9.08      (9.20)     27,971,293       1.76*         1.10*          (0.59)*        0.07*
              (0.69)         12.85      11.66       8,490,691       1.84          1.15(c)        (1.45)        (0.76)
              (0.24)         12.14      23.90       6,126,221       2.82*         1.15(c)*       (1.96)*       (0.29)*
                 --           5.41      11.78      26,050,851       1.44          1.19(c)        (0.97)        (0.72)
                 --           4.84      28.04      12,319,831       1.58          1.25(c)        (1.16)        (0.83)
                 --           3.78      (26.74)    10,533,078       1.69          1.25           (1.25)        (0.81)
                 --           5.16      (32.11)     5,260,042       2.27          1.25           (0.01)         1.01
                 --           7.60      (24.00)       308,022      28.50*         1.25*         (28.20)*       (0.95)*
              (0.80)          9.61      10.15      34,276,766       1.05          0.85(c)         7.63          7.83
              (0.93)          9.49      27.65      20,373,819       1.07          0.85            8.99          9.21
              (0.72)          8.23       1.91      19,018,651       1.12          0.85            8.68          8.95
              (1.03)          8.80       4.93       2,986,470       1.99          0.85            7.96          9.10
                 --           9.38      (6.20)      1,186,127      10.02*         0.85*           0.02*         9.19*
              (0.51)          8.44      19.23     196,770,998       1.21          1.15            1.52          1.58
              (0.09)          7.53      33.29     122,078,329       1.22          1.15            0.70          0.77
              (0.10)          5.73      (17.16)    63,457,182       1.25          1.15            0.47          0.57
              (0.10)          7.03      (18.88)    10,861,810       1.70          1.15           (0.45)         0.10
                 --           8.78      (12.20)       846,192      12.14*         1.15*         (10.76)*        0.23*
              (0.13)          8.09      10.67     440,107,516       0.38          0.30            1.68          1.76
              (0.09)          7.43      28.12     325,682,671       0.39          0.30            1.40          1.49
              (0.09)          5.88      (22.31)   179,327,624       0.38          0.30            1.27          1.35
              (0.11)          7.67      (12.19)    52,288,160       0.46          0.30            0.91          1.07
                 --           8.86      (11.40)    49,230,568       0.59*         0.30*           0.66*         0.95*


       DI
            PORTFOLIO
     DIST  TURNOVER(B)
     ----  -----------
               103%
               103
               109
                88
                77
                84
                81
               252
               165
                87
                98
                62
                80
               136
                95
                90
               105
               171
                23
                25
                28
                46
                14
                 8
                12
                 9
                10

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Diversified Investors Funds Group II and Shareholders of the Money Market Fund, High Quality Bond Fund, Intermediate Government Bond Fund, Core Bond Fund, Balanced Fund, Value & Income Fund, Growth & Income Fund, Equity Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Small-Cap Value Fund, Special Equity Fund, Small-Cap Growth Fund, Aggressive Equity Fund, High Yield Bond Fund, International Equity Fund and Stock Index
Fund:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, High Quality Bond Fund, Intermediate Government Bond Fund, Core Bond Fund, Balanced Fund, Value & Income Fund, Growth & Income Fund, Equity Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Small-Cap Value Fund, Special Equity Fund, Small-Cap Growth Fund, Aggressive Equity Fund, High Yield Bond Fund, International Equity Fund and Stock Index Fund (collectively, the "Funds"; seventeen of the funds constituting the Diversified Investors Funds Group II) at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2005

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                              2004 TAX INFORMATION

                                  (UNAUDITED)

For the fiscal year ended December 31, 2004, the amounts of long-term capital gains designated by the Funds were as follows:

Money Market Fund...........................................  $       --
High Quality Bond Fund......................................          --
Intermediate Government Bond Fund...........................          --
Core Bond Fund..............................................     409,779
Balanced Fund...............................................          --
Value & Income Fund.........................................   6,300,489
Growth & Income Fund........................................   1,910,300
Equity Growth Fund..........................................          --
Mid-Cap Value Fund..........................................   1,022,697
Mid-Cap Growth Fund.........................................          --
Small-Cap Value Fund........................................     479,434
Special Equity Fund.........................................          --
Small-Cap Growth Fund.......................................     433,237
Aggressive Equity Fund......................................          --
High Yield Bond Fund........................................     248,938
International Equity Fund...................................   8,548,488
Stock Index Fund............................................          --

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                          ANNUAL PERFORMANCE OVERVIEW

                               DECEMBER 31, 2004

                                  (UNAUDITED)

Diversified Institutional Short Horizon Strategic Allocation Fund
Diversified Institutional Short/Intermediate Horizon Strategic Allocation Fund Diversified Institutional Intermediate Horizon Strategic Allocation Fund Diversified Institutional Intermediate/Long Horizon Strategic Allocation Fund Diversified Institutional Long Horizon Strategic Allocation Fund

The Diversified Institutional Strategic Allocation Funds simplify investment decisions and provide excellent diversification opportunities by investing in the Diversified Investors Funds Group II in an effort to maximize returns while reducing risk. Fund allocations within asset classes are broadly designed to mirror the market at large. Tolerance bands systematically rebalance asset classes to their target allocations. This strategy emphasizes solid, long-term performance through selling securities, which have appreciated in value, and buying securities at relatively lower prices.

Each of the Institutional Strategic Allocation Funds has a unique fixed income/equity target allocation. Specifically, the Institutional Short Horizon Fund invests approximately 90% in fixed income and 10% in equities. The Institutional Short Intermediate Horizon Fund allocates approximately 70% to fixed income and the balance to equities. The Institutional Intermediate Horizon Fund allocates approximately 50% to fixed income and approximately 50% to equities. The Institutional Intermediate Long Horizon Fund invests approximately 30% in fixed income and approximately 70% in equities. The Institutional Long Horizon Fund invests approximately 10% in fixed income and approximately 90% in equities. Furthermore, each of the fixed income and equity components of the Diversified Institutional Strategic Allocation Funds are invested proportionately among the underlying funds.

The target allocation of each Fund's fixed income component invests as follows:
30% Diversified Institutional High Quality Bond Fund, 60% Diversified Institutional Core Bond Fund and 10% Diversified Institutional High Yield Bond Fund. The target allocation of each Fund's equity component invests as follows:
13% Diversified Institutional Growth & Income Fund, 30% each Diversified Institutional Equity Growth Fund and Diversified Institutional Value & Income Fund, 3% each Diversified Institutional Mid-Cap Value Fund and Diversified Institutional Mid-Cap Growth Fund, 2% each Diversified Institutional Small-Cap Value Fund, Diversified Institutional Special Equity Fund and Diversified Institutional Small-Cap Growth Fund, and 15% Diversified Institutional International Equity Fund.

                              PERFORMANCE OVERVIEW

For 2004, all three underlying fixed income funds performed relatively well, primarily due to risk taking as well as shorter durations throughout the year compared to their respective benchmarks. Within the domestic equities, large-cap allocations kept up with the market, as the Diversified Institutional Equity Growth Fund delivered strong returns, offsetting the relative underperformance from the Diversified Institutional Value & Income Fund. The mid-cap allocations remained strong in both value and growth styles. The small-cap allocations, however, were challenged primarily due to stock selection in the consumer discretionary and technology sectors. The international equity component slightly trailed its benchmark, the MSCI World Ex-US Index.

The overall strong relative performance of the bond component and the slight underperformance of the equity component was the reason that the shorter horizon funds experienced better relative performance for the year against their stated benchmarks.

Each chart on the following pages represents the change in value of a hypothetical investment of $10,000 made in each of the Diversified Institutional Strategic Allocation Funds from its commencement of operations to December 31, 2004. Each Fund invests its assets among the funds in the Diversified Investors Funds Group II, which in turn invest all of their assets in a corresponding portfolio of Diversified Investors Portfolios. Please refer to the Annual Economic Overview for each portfolio, which accompanies this report and should be read in conjunction with each chart.

Total return calculations include changes in net asset value per share and assume reinvestment of all dividends and distributions. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graphs do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

Past performance is not indicative of future performance.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                               DECEMBER 31, 2004

                                  (UNAUDITED)

             INSTITUTIONAL SHORT HORIZON STRATEGIC ALLOCATION FUND


[LINE GRAPH]

                                                                   LEHMAN BROS.        CURRENT COMPOSITE       FORMER COMPOSITE
                                        INSTITUTIONAL SHORT    AGGREGATE BOND INDEX     BENCHMARK (1) *        BENCHMARK (1) **
                                        HORIZON SAF $12,648        (1) $13,617              $12,857                $13,330
                                        -------------------    --------------------    -----------------       ----------------
09/11/00                                       10000                  10000                  10000                  10000
12/31/00                                       10260                  10486                  10178                  10178
12/31/01                                       10853                  11371                  10785                  11145
12/31/02                                       11299                  12537                  11306                  11905
12/31/03                                       12084                  13051                  12262                  12666
12/31/04                                       12648                  13617                  12857                  13330

                         Average Annual Total Return
                         Year to Date                                                 4.67%
                         Inception to Date                                            5.61%

---------------

* The current composite replaced the former composite as a comparative benchmark because it most closely mirrors the portfolio composition of the Institutional Short Horizon Strategic Allocation Fund. Current composite -- 27% Merrill Lynch 1-3 Year Treasury Index, 54% Lehman Brothers Aggregate Bond Index, 9% Merrill Lynch High Yield Master II Index, 9% Russell 3000 Index and 1% MSCI World Ex-US Index.

** Former composite -- 80% Lehman Brothers Aggregate Bond Index, 10% Russell 1000 Value Index and 10% Citigroup 3-Month Treasury Bill Index.

(1) All indices are shown for the period from September 1, 2000 through December 31, 2004.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                               DECEMBER 31, 2004

                                  (UNAUDITED)

       INSTITUTIONAL SHORT/INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND


[LINE GRAPH]

                                INSTITUTIONAL         LEHMAN BROS.                          CURRENT COMPOSITE   FORMER COMPOSITE
                              SHORT/INTERMEDIATE     AGGREGATE BOND       S&P 500 INDEX      BENCHMARK (1) *    BENCHMARK (1) **
                                 SAF $11,663       INDEX (1) $13,617       (1) $8,551            $12,105             $13,948
                              ------------------   -----------------      -------------     -----------------   ----------------
09/11/00                            10000                10000                10000               10000               10000
12/31/00                             9900                10486                 8731                9867               10312
12/31/01                             9957                11371                 7694               10033               10750
12/31/02                             9758                12537                 5993                9955               11331
12/31/03                            10968                13051                 7712               11334               12878
12/31/04                            11663                13617                 8551               12105               13948

                         Average Annual Total Return
                         Year to Date                                                 6.34%
                         Inception to Date                                            3.64%

---------------

* The current composite replaced the former composite as a comparative benchmark because it most closely mirrors the portfolio composition of the Institutional Short/Intermediate Horizon Strategic Allocation Fund. Current composite -- 21% Merrill Lynch 1-3 Year Treasury Index, 42% Lehman Brothers Aggregate Bond Index, 7% Merrill Lynch High Yield Master II Index, 25% Russell 3000 Index and 5% MSCI World Ex-US Index.

** Former Composite -- 70% Lehman Brothers Aggregate Bond Index, 18% Russell 1000 Value Index, 8% Russell 2000 Small-Cap Index and 4% MSCI World Ex-US Equity Index.

(1) All indices are shown for the period from September 1, 2000 through December 31, 2004.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                               DECEMBER 31, 2004

                                  (UNAUDITED)

          INSTITUTIONAL INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND


[LINE GRAPH]

                                 INSTITUTIONAL                            LEHMAN BROS.      CURRENT COMPOSITE   FORMER COMPOSITE
                               INTERMEDIATE SAF      S&P 500 INDEX       AGGREGATE BOND      BENCHMARK (1) *    BENCHMARK (1) **
                                    $11,033           (1) $8,551       INDEX (1) $13,617         $11,283             $13,960
                               ----------------      -------------     -----------------    -----------------   ----------------
09/11/00                             10000               10000               10000                10000               10000
12/31/00                              9670                8731               10486                 9552               10197
12/31/01                              9450                7694               11371                 9312               10314
12/31/02                              8766                5993               12537                 8713               10488
12/31/03                             10203                7712               13051                10383               12578
12/31/04                             11033                8551               13617                11283               13960

                         Average Annual Total Return
                         Year to Date                                                 8.13%
                         Inception to Date                                            2.31%

---------------

* The current composite replaced the former composite as a comparative benchmark because it most closely mirrors the portfolio composition Institutional Intermediate Horizon Strategic Allocation Fund. Current composite -- 15% Merrill Lynch 1-3 Year Treasury Index, 30% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch High Yield Master II Index, 42% Russell 3000 Index and 8% MSCI World Ex-US Index.

** Former Composite -- 50% Lehman Brothers Aggregate Bond Index, 30% Russell 1000 Value Index, 12% Russell 2000 Small-Cap Index and 8% MSCI World Ex-US Equity Index.

(1) All indices are shown for the period from September 1, 2000 through December 31, 2004.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                               DECEMBER 31, 2004

                                  (UNAUDITED)

       INSTITUTIONAL INTERMEDIATE/LONG HORIZON STRATEGIC ALLOCATION FUND


[LINE GRAPH]

                                           INSTITUTIONAL                               CURRENT COMPOSITE       FORMER COMPOSITE
                                         INTERMEDIATE/LONG      S&P 500 INDEX (1)       BENCHMARK (1) *        BENCHMARK (1) **
                                            SAF $10,248               $8,551                $10,422                $14,068
                                         -----------------      -----------------      -----------------       ----------------
09/11/00                                       10000                  10000                  10000                  10000
12/31/00                                        9510                   8731                   9236                  10080
12/31/01                                        8864                   7694                   8618                   9930
12/31/02                                        7723                   5993                   7574                   9801
12/31/03                                        9334                   7712                   9429                  12383
12/31/04                                       10248                   8551                  10422                  14068

                         Average Annual Total Return
                         Year to Date                                                 9.79%
                         Inception to Date                                            0.57%

---------------

* The current composite replaced the former composite as a comparative benchmark because it most closely mirrors the portfolio composition of the Institutional Intermediate/Long Horizon Strategic Allocation Fund. Current Composite -- 9% Merrill Lynch 1-3 Year Treasury Index, 18% Lehman Brothers Aggregate Bond Index, 3% Merrill Lynch High Yield Master II Index, 59% Russell 3000 Index and 11% MSCI World Ex-US Index.

** Former composite -- 30% Lehman Brothers Aggregate Bond Index, 42% Russell 1000 Value Index, 18% Russell 2000 Small-Cap Index and 10% MSCI World Ex-US Equity Index.

(1) All indices are shown for the period from September 1, 2000 through December 31, 2004.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                               DECEMBER 31, 2004

                                  (UNAUDITED)

              INSTITUTIONAL LONG HORIZON STRATEGIC ALLOCATION FUND


[LINE GRAPH]

                                                                                       CURRENT COMPOSITE       FORMER COMPOSITE
                                         INSTITUTIONAL LONG     S&P 500 INDEX (1)       BENCHMARK (1) *        BENCHMARK (1) **
                                             SAF $9,183               $8,551                 $9,537                $13,920
                                         ------------------     -----------------      -----------------       ----------------
09/11/00                                       10000                  10000                  10000                  10000
12/31/00                                        9250                   8731                   8920                   9907
12/31/01                                        8134                   7694                   7950                   9322
12/31/02                                        6558                   5993                   6538                   8714
12/31/03                                        8239                   7712                   8485                  11837
12/31/04                                        9183                   8551                   9537                  13920

                         Average Annual Total Return
                         Year to Date                                                11.46%
                         Inception to Date                                          (1.96)%

---------------

* The current composite replaced the former composite as a comparative benchmark because it most closely mirrors the portfolio composition of the Institutional Long Horizon Strategic Allocation Fund. Current composite -- 3% Merrill Lynch 1-3 Year Treasury Index, 6% Lehman Brothers Aggregate Bond Index, 1% Merrill Lynch High Yield Master II Index, 76% Russell 3000 Index and 14% MSCI World Ex-US Index.

** Former composite -- 60% Russell 1000 Value Index, 25% Russell 2000 Small-Cap Index and 15% MSCI World Ex-US Equity Index.

(1) All indices are shown for the period from September 1, 2000 through December 31, 2004.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                        AN EXPLANATION OF FUND EXPENSES

                                  (UNAUDITED)

As a shareholder in a mutual fund invested in underlying mutual funds of the Diversified Investors Funds Group II (the "Funds Group II"), you will bear the ongoing costs of managing the corresponding mutual funds in which your fund invests (such as distribution fees, administration fees and other expenses). You will also bear the cost of operating the mutual fund (such as the advisory fee and other expenses).

The first line of each table shown below, based on an investment of $1,000, will show you how much of your investment (per $1,000) went to the ongoing costs of both your mutual fund and its investments in the Funds Group II. The figures are based on the actual total return and the actual expenses incurred for the period July 1, 2004 - December 31, 2004. In order to approximate how much you paid in expenses during the six months, divide your balance by 1,000, and multiply the result by the dollar amount shown under the heading "Expenses Paid During the Period".

The second line in each table shown below, also based on an investment of $1,000, is based on the actual expense ratio of your fund, but assumes a total annual return rate of 5% before expenses. Since the 5% is hypothetical, the ending account values and the expenses paid for the period July 1, 2004 - December 31, 2004 will not be the actual values per $1,000 of your investment. This information is presented so you may compare the cost of owning a Diversified Institutional Strategic Allocation Fund against the cost of owning other funds. Other mutual funds should provide this information based on a hypothetical annual return of 5% before expenses in their most recent report in order for you to make a fair comparison.

                                                                                        Expenses Paid
                                             Beginning Account    Ending Account      During the Period     Annualized
                                                   Value               Value            July 1, 2004 -       Expense
              SHORT HORIZON                    July 1, 2004      December 31, 2004   December 31, 2004(1)    Ratio(2)
                  Actual                          $1,000             $1,041.20              $0.51             0.10%
               Hypothetical                       $1,000             $1,024.63              $0.51             0.10%
    (5% annual return before expenses)

                                                                                        Expenses Paid
                                             Beginning Account    Ending Account      During the Period     Annualized
                                                   Value               Value            July 1, 2004 -       Expense
        SHORT INTERMEDIATE HORIZON             July 1, 2004      December 31, 2004   December 31, 2004(1)    Ratio(2)
                  Actual                          $1,000             $1,051.10              $0.52             0.10%
               Hypothetical                       $1,000             $1,024.63              $0.51             0.10%
    (5% annual return before expenses)

                                                                                        Expenses Paid
                                             Beginning Account    Ending Account      During the Period     Annualized
                                                   Value               Value            July 1, 2004 -       Expense
           INTERMEDIATE HORIZON                July 1, 2004      December 31, 2004   December 31, 2004(1)    Ratio(2)
                  Actual                          $1,000             $1,059.90              $0.52             0.10%
               Hypothetical                       $1,000             $1,024.63              $0.51             0.10%
    (5% annual return before expenses)

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

                                                                                        Expenses Paid
                                             Beginning Account    Ending Account      During the Period     Annualized
                                                   Value               Value            July 1, 2004 -       Expense
        INTERMEDIATE LONG HORIZON              July 1, 2004      December 31, 2004   December 31, 2004(1)    Ratio(2)
                  Actual                          $1,000             $1,070.80              $0.52             0.10%
               Hypothetical                       $1,000             $1,024.63              $0.51             0.10%
    (5% annual return before expenses)

                                                                                        Expenses Paid
                                             Beginning Account    Ending Account      During the Period     Annualized
                                                   Value               Value            July 1, 2004 -       Expense
               LONG HORIZON                    July 1, 2004      December 31, 2004   December 31, 2004(1)    Ratio(2)
                  Actual                          $1,000             $1,078.90              $0.52             0.10%
               Hypothetical                       $1,000             $1,024.63              $0.51             0.10%
    (5% annual return before expenses)

---------------

(1) These figures exclude the fees and expenses of the underlying investments in the Funds Group II.

(2) Ratios exclude expenses incurred by the underlying investments in the Funds Group II.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2004

                                                              SHORT                      INTERMEDIATE
                                                SHORT      INTERMEDIATE   INTERMEDIATE       LONG          LONG
                                               HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                             -----------   ------------   ------------   ------------   -----------
ASSETS:
Investment in affiliates, at cost..........  $31,746,164   $24,415,254    $253,358,828   $113,135,526   $82,852,927
                                             ===========   ===========    ============   ============   ===========
Investment in affiliates, at value.........  $32,173,553   $25,658,828    $274,050,474   $124,593,226   $94,513,359
Cash.......................................          104            --              --             --            --
Receivable for Fund shares sold............       54,225        46,250         160,127        401,194       227,648
Receivable for investments sold............           --            --         177,321              9            --
                                             -----------   -----------    ------------   ------------   -----------
Total assets...............................   32,227,882    25,705,078     274,387,922    124,994,429    94,741,007
                                             -----------   -----------    ------------   ------------   -----------
LIABILITIES:
Payable for investments purchased..........       51,630        21,912              --        362,731       177,528
Payable for Fund shares redeemed...........        2,699        24,338         337,448         38,463        50,120
Due to custodian...........................           --            --              --              9            --
Accrued investment advisory fee............        2,704         2,163          22,966         10,361         7,817
                                             -----------   -----------    ------------   ------------   -----------
Total liabilities..........................       57,033        48,413         360,414        411,564       235,465
                                             -----------   -----------    ------------   ------------   -----------
NET ASSETS.................................  $32,170,849   $25,656,665    $274,027,508   $124,582,865   $94,505,542
                                             ===========   ===========    ============   ============   ===========
NET ASSETS CONSIST OF:
Paid-in capital............................  $31,788,664   $24,560,186    $254,937,443   $113,360,437   $83,330,495
Undistributed (accumulated) net investment
  income (loss)............................           --            --              --             --           398
Undistributed (accumulated) net realized
  gains (losses)...........................      (45,204)     (147,095)     (1,601,581)      (235,272)     (485,783)
Net unrealized appreciation (depreciation)
  on investments...........................      427,389     1,243,574      20,691,646     11,457,700    11,660,432
                                             -----------   -----------    ------------   ------------   -----------
NET ASSETS.................................  $32,170,849   $25,656,665    $274,027,508   $124,582,865   $94,505,542
                                             ===========   ===========    ============   ============   ===========
OUTSTANDING SHARES, $0.00001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES OF
  BENEFICIAL INTEREST AUTHORIZED...........    3,113,956     2,662,106      28,475,521     13,516,181    10,923,853
                                             ===========   ===========    ============   ============   ===========
NET ASSET VALUE PER SHARE*.................  $     10.33   $      9.64    $       9.62   $       9.22   $      8.65
                                             ===========   ===========    ============   ============   ===========

---------------

* Net asset value per share equals Net assets/Outstanding shares.

                       See notes to financial statements.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                    SHORT                      INTERMEDIATE
                                                      SHORT      INTERMEDIATE   INTERMEDIATE       LONG          LONG
                                                     HORIZON       HORIZON        HORIZON        HORIZON       HORIZON
                                                    ----------   ------------   ------------   ------------   ----------
INVESTMENT INCOME (NOTE 2):
Dividend income from affiliated investments.......  $1,096,103    $  812,658    $ 6,514,860    $ 2,275,561    $1,261,470
Investment advisory fee...........................     (28,038)      (26,153)      (240,120)       (99,256)      (73,224)
                                                    ----------    ----------    -----------    -----------    ----------
NET INVESTMENT INCOME (LOSS)......................   1,068,065       786,505      6,274,740      2,176,305     1,188,246
                                                    ----------    ----------    -----------    -----------    ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS (NOTE 2):
Capital gain distribution earned from affiliated
  investments.....................................     119,314       180,019      2,859,536      1,680,265     1,546,793
Net realized gains (losses) on investments in
  affiliates......................................      (2,258)      198,168        587,998        342,568       257,755
Change in net unrealized appreciation
  (depreciation) on investments in affiliates.....     135,073       249,765     10,324,743      6,001,046     6,028,441
                                                    ----------    ----------    -----------    -----------    ----------
Net realized and unrealized gains (losses) on
  investments.....................................     252,129       627,952     13,772,277      8,023,879     7,832,989
                                                    ----------    ----------    -----------    -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $1,320,194    $1,414,457    $20,047,017    $10,200,184    $9,021,235
                                                    ==========    ==========    ===========    ===========    ==========

                       See notes to financial statements.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                    SHORT                      INTERMEDIATE
                                                     SHORT       INTERMEDIATE   INTERMEDIATE       LONG           LONG
                                                    HORIZON        HORIZON        HORIZON        HORIZON        HORIZON
                                                  ------------   ------------   ------------   ------------   ------------
FROM OPERATIONS:
Net investment income (loss)....................  $  1,068,065   $    786,505   $  6,274,740   $  2,176,305   $  1,188,246
Capital gain distribution earned from affiliated
  investments...................................       119,314        180,019      2,859,536      1,680,265      1,546,793
Net realized gains (losses) on investments on
  affiliates....................................        (2,258)       198,168        587,998        342,568        257,755
Change in net unrealized appreciation
  (depreciation) on investments in affiliates...       135,073        249,765     10,324,743      6,001,046      6,028,441
                                                  ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
  from operations...............................     1,320,194      1,414,457     20,047,017     10,200,184      9,021,235
                                                  ------------   ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  (NOTE 2):
Net investment income...........................    (1,073,895)      (786,505)    (6,274,874)    (2,208,156)    (1,187,977)
Net realized gains from investment
  transactions..................................      (139,163)      (499,857)      (856,387)    (1,864,493)    (1,608,387)
Tax return of capital...........................          (683)          (195)            --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
Total dividends and distributions...............    (1,213,741)    (1,286,557)    (7,131,261)    (4,072,649)    (2,796,364)
                                                  ------------   ------------   ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Shares sold.....................................    21,863,537     13,643,471    100,551,768     68,240,020     49,027,013
Shares issued on reinvestment of dividends and
  distributions.................................     1,213,741      1,286,557      7,131,261      4,072,649      2,796,364
Shares redeemed.................................   (12,923,616)   (13,959,886)   (51,828,889)   (21,366,990)   (16,980,648)
                                                  ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
  from capital share transactions...............    10,153,662        970,142     55,854,140     50,945,679     34,842,729
                                                  ------------   ------------   ------------   ------------   ------------
Total increase (decrease) in net assets.........    10,260,115      1,098,042     68,769,896     57,073,214     41,067,600
NET ASSETS:
Beginning of year...............................    21,910,734     24,558,623    205,257,612     67,509,651     53,437,942
                                                  ------------   ------------   ------------   ------------   ------------
End of year.....................................  $ 32,170,849   $ 25,656,665   $274,027,508   $124,582,865   $ 94,505,542
                                                  ============   ============   ============   ============   ============
Shares outstanding beginning of year............     2,131,766      2,576,411     22,424,929      7,762,773      6,669,779
Shares sold.....................................     2,118,759      1,422,768     10,885,490      7,723,237      6,003,664
Shares issued on reinvestment of dividends and
  distributions.................................       118,009        134,187        758,847        449,178        328,634
Shares redeemed.................................    (1,254,578)    (1,471,260)    (5,593,745)    (2,419,007)    (2,078,224)
                                                  ------------   ------------   ------------   ------------   ------------
Shares outstanding end of year..................     3,113,956      2,662,106     28,475,521     13,516,181     10,923,853
                                                  ============   ============   ============   ============   ============
Undistributed (accumulated) net investment
  income (loss).................................  $         --   $         --   $         --   $         --   $        398
                                                  ============   ============   ============   ============   ============

                       See notes to financial statements.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                    SHORT                      INTERMEDIATE
                                                      SHORT      INTERMEDIATE   INTERMEDIATE       LONG          LONG
                                                     HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                                   -----------   ------------   ------------   ------------   -----------
FROM OPERATIONS:
Net investment income (loss).....................  $   697,012   $   581,940    $  4,463,440   $   910,517    $   487,914
Capital gain distribution earned from affiliated
  investments....................................          699        37,125         246,793        55,145         25,984
Net realized gains (losses) on investments on
  affiliates.....................................       42,310        77,392      (2,413,792)     (410,757)      (623,024)
Change in net unrealized appreciation
  (depreciation) on investments in affiliates....      352,851     1,291,976      24,892,173     8,322,609      8,996,879
                                                   -----------   -----------    ------------   -----------    -----------
Net increase (decrease) in net assets resulting
  from operations................................    1,092,872     1,988,433      27,188,614     8,877,514      8,887,753
                                                   -----------   -----------    ------------   -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  (NOTE 2):
Net investment income............................     (748,515)     (662,261)     (4,465,028)     (883,203)      (487,785)
Net realized gains from investment
  transactions...................................       (1,237)           --              --            --             --
Tax return of capital............................           --       (34,957)             --            --             --
                                                   -----------   -----------    ------------   -----------    -----------
Total dividends and distributions................     (749,752)     (697,218)     (4,465,028)     (883,203)      (487,785)
                                                   -----------   -----------    ------------   -----------    -----------
FROM CAPITAL SHARE TRANSACTIONS:
Shares sold......................................   18,674,605    19,487,703      82,728,145    43,729,210     29,669,353
Shares issued on dividends and distributions
  reinvested.....................................      749,752       697,218       4,465,028       883,203        487,785
Shares redeemed..................................   (8,209,372)   (4,768,981)    (40,279,202)   (9,103,404)    (7,560,750)
                                                   -----------   -----------    ------------   -----------    -----------
Net increase (decrease) in net assets resulting
  from capital share transactions................   11,214,985    15,415,940      46,913,971    35,509,009     22,596,388
                                                   -----------   -----------    ------------   -----------    -----------
Total increase (decrease) in net assets..........   11,558,105    16,707,155      69,637,557    43,503,320     30,996,356
NET ASSETS:
Beginning of year................................   10,352,629     7,851,468     135,620,055    24,006,331     22,441,586
                                                   -----------   -----------    ------------   -----------    -----------
End of year......................................  $21,910,734   $24,558,623    $205,257,612   $67,509,651    $53,437,942
                                                   ===========   ===========    ============   ===========    ===========
Shares outstanding beginning of year.............    1,033,918       893,564      16,830,213     3,275,522      3,476,873
Shares sold......................................    1,829,125     2,123,638       9,723,638     5,518,626      4,158,921
Shares issued on reinvestment of dividends and
  distributions..................................       73,276        74,490         511,596       107,429         65,007
Shares redeemed..................................     (804,553)     (515,281)     (4,640,518)   (1,138,804)    (1,031,022)
                                                   -----------   -----------    ------------   -----------    -----------
Shares outstanding end of year...................    2,131,766     2,576,411      22,424,929     7,762,773      6,669,779
                                                   ===========   ===========    ============   ===========    ===========
Undistributed (accumulated) net investment income
  (loss).........................................  $     4,311   $        --    $         62   $    27,314    $       129
                                                   ===========   ===========    ============   ===========    ===========

                       See notes to financial statements.

             INSTITUTIONAL SHORT HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

 SHARES                                                                      VALUE
 ------                                                                   -----------
            INVESTMENTS
1,631,953   Diversified Institutional Funds Group -- Core Bond Fund.....  $17,184,463
  150,101   Diversified Institutional Funds Group -- Equity Growth
              Fund......................................................    1,034,195
   69,210   Diversified Institutional Funds Group -- Growth & Income
              Fund......................................................      439,484
  771,288   Diversified Institutional Funds Group -- High Quality Bond
              Fund......................................................    8,021,396
  306,589   Diversified Institutional Funds Group -- High Yield Bond
              Fund......................................................    2,946,325
   62,306   Diversified Institutional Funds Group -- International
              Equity Fund...............................................      525,863
    9,075   Diversified Institutional Funds Group -- Mid-Cap Growth
              Fund......................................................      102,093
    9,166   Diversified Institutional Funds Group -- Mid-Cap Value
              Fund......................................................      136,115
   55,201   Diversified Institutional Funds Group -- Money Market
              Fund......................................................      554,280
    5,533   Diversified Institutional Funds Group -- Small-Cap Growth
              Fund......................................................       71,100
    4,388   Diversified Institutional Funds Group -- Small-Cap Value
              Fund......................................................       70,905
    6,496   Diversified Institutional Funds Group -- Special Equity
              Fund......................................................       69,439
   88,282   Diversified Institutional Funds Group -- Value & Income
              Fund......................................................    1,017,895
                                                                          -----------
            Total Investments -- 100.0% (Cost $31,746,164)..............   32,173,553
            Liabilities less other assets -- (0.0)%.....................       (2,704)
                                                                          -----------
            NET ASSETS -- 100.0%........................................  $32,170,849
                                                                          ===========

The aggregate cost of investments for federal income tax purposes at December 31, 2004 is $31,791,368.

The following amounts are based on cost for federal income tax purposes:

            Gross unrealized appreciation...............................  $   728,045
            Gross unrealized depreciation...............................     (345,860)
                                                                          -----------
            Net unrealized appreciation.................................  $   382,185
                                                                          ===========

                       See notes to financial statements.

       INSTITUTIONAL SHORT INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

SHARES                                                                     VALUE
------                                                                  -----------
          INVESTMENTS
959,744   Diversified Institutional Funds Group -- Core Bond Fund.....  $10,106,104
345,322   Diversified Institutional Funds Group -- Equity Growth
            Fund......................................................    2,379,268
158,612   Diversified Institutional Funds Group -- Growth & Income
            Fund......................................................    1,007,183
476,651   Diversified Institutional Funds Group -- High Quality Bond
            Fund......................................................    4,957,165
181,722   Diversified Institutional Funds Group -- High Yield Bond
            Fund......................................................    1,746,348
144,904   Diversified Institutional Funds Group -- International
            Equity Fund...............................................    1,222,993
 21,885   Diversified Institutional Funds Group -- Mid-Cap Growth
            Fund......................................................      246,202
 21,421   Diversified Institutional Funds Group -- Mid-Cap Value
            Fund......................................................      318,101
 83,321   Diversified Institutional Funds Group -- Money Market
            Fund......................................................      836,645
 12,796   Diversified Institutional Funds Group -- Small-Cap Growth
            Fund......................................................      164,423
 10,098   Diversified Institutional Funds Group -- Small-Cap Value
            Fund......................................................      163,185
 15,081   Diversified Institutional Funds Group -- Special Equity
            Fund......................................................      161,212
203,816   Diversified Institutional Funds Group -- Value & Income
            Fund......................................................    2,349,999
                                                                        -----------
          Total Investments -- 100.0% (Cost $24,415,254)..............   25,658,828
          Liabilities less other assets -- (0.0)%.....................       (2,163)
                                                                        -----------
          NET ASSETS -- 100.0%........................................  $25,656,665
                                                                        ===========

The aggregate cost of investments for federal income tax purposes at December 31, 2004 is $24,562,349.

The following amounts are based on cost for federal income tax purposes:

          Gross unrealized appreciation...............................  $ 1,265,914
          Gross unrealized depreciation...............................     (169,435)
                                                                        -----------
          Net unrealized appreciation.................................  $ 1,096,479
                                                                        ===========

                       See notes to financial statements.

          INSTITUTIONAL INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

 SHARES                                                                      VALUE
 ------                                                                   ------------
            INVESTMENTS
7,308,966   Diversified Institutional Funds Group -- Core Bond Fund.....  $ 76,963,411
6,061,184   Diversified Institutional Funds Group -- Equity Growth
              Fund......................................................    41,761,560
2,796,113   Diversified Institutional Funds Group -- Growth & Income
              Fund......................................................    17,755,318
3,595,668   Diversified Institutional Funds Group -- High Quality Bond
              Fund......................................................    37,394,944
1,392,772   Diversified Institutional Funds Group -- High Yield Bond
              Fund......................................................    13,384,535
2,619,848   Diversified Institutional Funds Group -- International
              Equity Fund...............................................    22,111,513
  381,414   Diversified Institutional Funds Group -- Mid-Cap Growth
              Fund......................................................     4,290,905
  381,941   Diversified Institutional Funds Group -- Mid-Cap Value
              Fund......................................................     5,671,820
  521,449   Diversified Institutional Funds Group -- Money Market
              Fund......................................................     5,235,979
  224,942   Diversified Institutional Funds Group -- Small-Cap Growth
              Fund......................................................     2,890,505
  175,988   Diversified Institutional Funds Group -- Small-Cap Value
              Fund......................................................     2,843,958
  264,672   Diversified Institutional Funds Group -- Special Equity
              Fund......................................................     2,829,348
3,548,715   Diversified Institutional Funds Group -- Value & Income
              Fund......................................................    40,916,678
                                                                          ------------
            Total Investments -- 100.0% (Cost $253,358,828).............   274,050,474
            Liabilities less other assets -- (0.0)%.....................       (22,966)
                                                                          ------------
            NET ASSETS -- 100.0%........................................  $274,027,508
                                                                          ============

The aggregate cost of investments for federal income tax purposes at December 31, 2004 is $254,960,409.

The following amounts are based on cost for federal income tax purposes:

            Gross unrealized appreciation...............................  $ 19,914,915
            Gross unrealized depreciation...............................      (824,850)
                                                                          ------------
            Net unrealized appreciation.................................  $ 19,090,065
                                                                          ============

                       See notes to financial statements.

       INSTITUTIONAL INTERMEDIATE LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

 SHARES                                                                      VALUE
 ------                                                                   ------------
            INVESTMENTS
2,099,711   Diversified Institutional Funds Group -- Core Bond Fund.....  $ 22,109,961
3,753,735   Diversified Institutional Funds Group -- Equity Growth
              Fund......................................................    25,863,236
1,751,504   Diversified Institutional Funds Group -- Growth & Income
              Fund......................................................    11,122,050
1,032,825   Diversified Institutional Funds Group -- High Quality Bond
              Fund......................................................    10,741,381
  384,726   Diversified Institutional Funds Group -- High Yield Bond
              Fund......................................................     3,697,220
1,576,450   Diversified Institutional Funds Group -- International
              Equity Fund...............................................    13,305,235
  226,405   Diversified Institutional Funds Group -- Mid-Cap Growth
              Fund......................................................     2,547,055
  227,635   Diversified Institutional Funds Group -- Mid-Cap Value
              Fund......................................................     3,380,376
   63,501   Diversified Institutional Funds Group -- Money Market
              Fund......................................................       637,623
  136,118   Diversified Institutional Funds Group -- Small-Cap Growth
              Fund......................................................     1,749,120
  108,229   Diversified Institutional Funds Group -- Small-Cap Value
              Fund......................................................     1,748,987
  162,012   Diversified Institutional Funds Group -- Special Equity
              Fund......................................................     1,731,913
2,251,437   Diversified Institutional Funds Group -- Value & Income
              Fund......................................................    25,959,069
                                                                          ------------
            Total Investments -- 100.0% (Cost $113,135,526).............   124,593,226
            Liabilities less other assets -- (0.0)%.....................       (10,361)
                                                                          ------------
            NET ASSETS -- 100.0%........................................  $124,582,865
                                                                          ============

The aggregate cost of investments for federal income tax purposes at December 31, 2004 is $113,370,798.

The following amounts are based on cost for federal income tax purposes:

            Gross unrealized appreciation...............................  $ 11,602,491
            Gross unrealized depreciation...............................      (380,063)
                                                                          ------------
            Net unrealized appreciation.................................  $ 11,222,428
                                                                          ============

                       See notes to financial statements.

              INSTITUTIONAL LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

 SHARES                                                                      VALUE
 ------                                                                   -----------
            INVESTMENTS
  502,129   Diversified Institutional Funds Group -- Core Bond Fund.....  $ 5,287,419
3,612,274   Diversified Institutional Funds Group -- Equity Growth
              Fund......................................................   24,888,571
1,659,120   Diversified Institutional Funds Group -- Growth & Income
              Fund......................................................   10,535,411
  231,797   Diversified Institutional Funds Group -- High Quality Bond
              Fund......................................................    2,410,686
   93,108   Diversified Institutional Funds Group -- High Yield Bond
              Fund......................................................      894,769
1,498,581   Diversified Institutional Funds Group -- International
              Equity Fund...............................................   12,648,027
  222,056   Diversified Institutional Funds Group -- Mid-Cap Growth
              Fund......................................................    2,498,132
  218,667   Diversified Institutional Funds Group -- Mid-Cap Value
              Fund......................................................    3,247,206
  256,785   Diversified Institutional Funds Group -- Money Market
              Fund......................................................    2,578,426
  132,572   Diversified Institutional Funds Group -- Small-Cap Growth
              Fund......................................................    1,703,557
  104,668   Diversified Institutional Funds Group -- Small-Cap Value
              Fund......................................................    1,691,437
  155,478   Diversified Institutional Funds Group -- Special Equity
              Fund......................................................    1,662,063
2,122,086   Diversified Institutional Funds Group -- Value & Income
              Fund......................................................   24,467,655
                                                                          -----------
            Total Investments -- 100.0% (Cost $82,852,927)..............   94,513,359
            Liabilities less other assets -- (0.0)%.....................       (7,817)
                                                                          -----------
            NET ASSETS -- 100.0%........................................  $94,505,542
                                                                          ===========

The aggregate cost of investments for federal income tax purposes at December 31, 2004 is $83,338,709.

The following amounts are based on cost for federal income tax purposes:

            Gross unrealized appreciation...............................  $11,309,748
            Gross unrealized depreciation...............................     (135,098)
                                                                          -----------
            Net unrealized appreciation.................................  $11,174,650
                                                                          ===========

                       See notes to financial statements.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                             PORTFOLIO COMPOSITION

                               DECEMBER 31, 2004

The following charts summarize the portfolio composition of each Fund by asset type.

INSTITUTIONAL SHORT HORIZON
  STRATEGIC ALLOCATION FUND......................
                                                     1.7%
Money Market Funds...............................
                                                    87.5
Fixed Income Funds...............................
                                                     9.2
Domestic Equity Funds............................
                                                     1.6
International Equity Funds.......................
                                                    (0.0)
Liabilities less other assets....................
                                                   -----
                                                   100.0%
                                                   =====
INSTITUTIONAL SHORT INTERMEDIATE HORIZON
  STRATEGIC ALLOCATION FUND......................
                                                     3.2%
Money Market Funds...............................
                                                    65.5
Fixed Income Funds...............................
                                                    26.5
Domestic Equity Funds............................
                                                     4.8
International Equity Funds.......................
                                                    (0.0)
Liabilities less other assets....................
                                                   -----
                                                   100.0%
                                                   =====
INSTITUTIONAL INTERMEDIATE HORIZON
  STRATEGIC ALLOCATION FUND......................
                                                     1.9%
Money Market Funds...............................
                                                    46.6
Fixed Income Funds...............................
                                                    43.4
Domestic Equity Funds............................
                                                     8.1
International Equity Funds.......................
                                                    (0.0)
Liabilities less other assets....................
                                                   -----
                                                   100.0%
                                                   =====
INSTITUTIONAL INTERMEDIATE LONG HORIZON
  STRATEGIC ALLOCATION FUND......................
                                                     0.5%
Money Market Funds...............................
                                                    29.3
Fixed Income Funds...............................
                                                    59.5
Domestic Equity Funds............................
                                                    10.7
International Equity Funds.......................
                                                    (0.0)
Liabilities less other assets....................
                                                   -----
                                                   100.0%
                                                   =====
INSTITUTIONAL LONG HORIZON
  STRATEGIC ALLOCATION FUND......................
                                                     2.7%
Money Market Funds...............................
                                                     9.1
Fixed Income Funds...............................
                                                    74.8
Domestic Equity Funds............................
                                                    13.4
International Equity Funds.......................
                                                    (0.0)
Liabilities less other assets....................
                                                   -----
                                                   100.0%
                                                   =====

                       See notes to financial statements.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Diversified Investors Funds Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is composed of twenty-three different series that are, in effect, separate investment funds. Five of the series are doing business as the Diversified Institutional Strategic Allocation Funds and are presented herein: Institutional Short Horizon Strategic Allocation Fund ("Short Horizon"), Institutional Short Intermediate Horizon Strategic Allocation Fund ("Short Intermediate Horizon"), Institutional Intermediate Horizon Strategic Allocation Fund ("Intermediate Horizon"), Institutional Intermediate Long Horizon Strategic Allocation Fund ("Intermediate Long Horizon"), and Institutional Long Horizon Strategic Allocation Fund ("Long Horizon") (individually, a "Fund" and collectively, the "Funds"). The Trust was established and designated the Short Horizon, Short Intermediate Horizon, Intermediate Horizon, Intermediate Long Horizon, and Long Horizon as separate series on September 11, 2000. Each Fund seeks to achieve its investment objective by investing all of its investable assets among the Diversified Institutional Funds Group (the "Funds Group II"). The Funds Group II is an open-end management Investment company registered under the 1940 Act (that has the same investment advisor as the Funds). The financial statements of the Funds Group II accompany this report.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

     A. INVESTMENT VALUATION:

The value of any Fund's investment in a corresponding fund of the Funds Group II is valued at the net asset value per share of each fund determined as of the close of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on the valuation date.

     B. INVESTMENT INCOME:

Income and capital gain distributions earned are recorded on the ex-dividend date.

     C. DIVIDENDS AND DISTRIBUTIONS:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, will normally be declared quarterly and annually, respectively, and reinvested in additional full and fractional shares.

     D. FEDERAL INCOME TAXES:

Each Fund is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     E. OPERATING EXPENSES:

The Trust accounts separately for the assets, liabilities and operations of each Fund. Each Fund will indirectly bear its share of fees and expenses incurred by the Funds Group II.

     F. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

3. FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Advisory Agreement with Diversified Investment Advisors, Inc. (the "Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), under which the Advisor provides general investment advice to each Fund. AEGON is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON N.V., a corporation based in The Netherlands which is a publicly traded international insurance group. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from each Fund, which is accrued daily and payable monthly, at an annual rate equal to 0.10% of each Fund's average daily net assets. The Advisor is also the Advisor to the Funds Group II. Accordingly, the net asset unit values of the Funds Group II will reflect the administration fee and other expenses paid to the Advisor, as well as other fees paid to the Advisor's affiliates.

Certain trustees and officers of the Trust are also directors/trustees, officers or employees of the Advisor or its affiliates including the Funds Group II and Diversified Investors Portfolios. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds. The independent trustees are also trustees of the affiliated funds for which they receive fees.

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from the sales for the year ended December 31, 2004, were as follows:

                                                                COST OF      PROCEEDS FROM
                                                               PURCHASES         SALES
                                                              ------------   -------------
Short Horizon...............................................  $ 35,526,367   $ 25,434,293
Short Intermediate Horizon..................................    42,460,375     41,810,269
Intermediate Horizon........................................   173,261,757    115,399,548
Intermediate Long Horizon...................................   156,902,485    106,168,469
Long Horizon................................................   103,924,471     69,139,867

5. FEDERAL INCOME TAX INFORMATION

Reclassifications arising from "book/tax" differences for the year ended December 31, 2004, were as follows:

                                                                                   UNDISTRIBUTED/
                                                                UNDISTRIBUTED/     (ACCUMULATED)
                                                              (ACCUMULATED) NET     NET REALIZED
                                                              INVESTMENT INCOME/   GAINS/(LOSSES)   PAID IN CAPITAL
                                                               (LOSS) INCREASED      INCREASED/       INCREASED/
                                                                 (DECREASED)        (DECREASED)       (DECREASED)
                                                              ------------------   --------------   ---------------
Short Horizon...............................................       $  1,519           $ (1,519)        $     --
Short Intermediate Horizon..................................             --                 --               --
Intermediate Horizon........................................             72             (1,148)           1,076
Intermediate Long Horizon...................................          4,537                 --           (4,537)
Long Horizon................................................             --                (36)              36

These permanent differences are primarily due to the reclassification of short-term capital gains to undistributed realized gains and taxable overdistributions. These reclassifications of the components of net assets reflected in the Statements of Assets and Liabilities did not affect net investment income (loss), net realized gains (losses) on investments or net assets.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

5. FEDERAL INCOME TAX INFORMATION (CONTINUED)

Distributions during the year ended December 31, 2004 were characterized as follows for tax purposes:

                                                               ORDINARY      LONG TERM     RETURN OF       TOTAL
                                                                INCOME     CAPITAL GAINS    CAPITAL    DISTRIBUTIONS
                                                              ----------   -------------   ---------   -------------
Short Horizon...............................................  $1,073,895    $  139,163       $683       $1,213,741
Short Intermediate Horizon..................................     786,505       499,857        195        1,286,557
Intermediate Horizon........................................   6,274,874       856,387         --        7,131,261
Intermediate Long Horizon...................................   2,208,156     1,864,493         --        4,072,649
Long Horizon................................................   1,187,977     1,608,387         --        2,796,364

Distributions during the year ended December 31, 2003 were characterized as follows for tax purposes:

                                                               ORDINARY      LONG TERM     RETURN OF       TOTAL
                                                                INCOME     CAPITAL GAINS    CAPITAL    DISTRIBUTIONS
                                                              ----------   -------------   ---------   -------------
Short Horizon...............................................  $  748,515      $1,237        $    --     $  749,752
Short Intermediate Horizon..................................     662,261          --         34,957        697,218
Intermediate Horizon........................................   4,465,028          --             --      4,465,028
Intermediate Long Horizon...................................     883,203          --             --        883,203
Long Horizon................................................     487,785          --             --        487,785

The tax character of distributable earnings/(accumulated losses) at December 31, 2004 was as follows:

                                                              UNDISTRIBUTED   UNDISTRIBUTED
                                                                ORDINARY        LONG TERM     CAPITAL LOSS
                                                                 INCOME       CAPITAL GAINS   CARRYFORWARD
                                                              -------------   -------------   ------------
Short Horizon...............................................      $ --            $  --          $  --
Short Intermediate Horizon..................................        --               --             --
Intermediate Horizon........................................        --               --             --
Intermediate Long Horizon...................................        --               --             --
Long Horizon................................................       398               --             --

During the year ended December 31, 2004, the following Funds utilized capital loss carryforwards in the following amounts:

Short Horizon...............................................  $       --
Short Intermediate Horizon..................................          --
Intermediate Horizon........................................   2,591,051
Intermediate Long Horizon...................................     152,056
Long Horizon................................................     203,703

6. SUBSEQUENT EVENTS

Diversified Investors Securities Corp. ("DISC") is the distributor for each of the Funds and a subsidiary of the Funds' investment advisor, Diversified Investment Advisors, Inc. ("DIA").

On February 18, 2005, DISC was notified by NASD staff that it had made a preliminary determination to recommend disciplinary action against DISC based on claims of alleged market timing activity in the Diversified Investors International Equity Fund and the Diversified Institutional International Equity Fund (collectively, the "International Equity Funds") between July 1, 2003 and October 31, 2003. NASD staff contends that DISC facilitated certain shareholders' trading in the International Equity Funds in contravention of prospectus provisions that took effect on or about July 1, 2003, and otherwise violated NASD rules. NASD staff also has alleged that DISC violated certain record retention rules relating to email communications.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

6. SUBSEQUENT EVENTS (CONTINUED)

Like many U.S. financial services companies, DISC and DIA have responded to requests for information from various governmental and self-regulatory agencies in connection with investigations related to mutual fund trading activities. DISC and DIA have cooperated fully with each request.

Although it is not anticipated that these developments will have an adverse effect on the Funds, there can be no assurance at this time.

7. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Funds may have a concentration on several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. PROXY VOTING POLICIES AND PROCEDURES

Since each Fund invests all its assets among the Funds Group II, which, in turn, invests all its assets in a corresponding portfolio of Diversified Investors Portfolios ("Portfolios"), the Funds themselves do not vote on proxies. A description of the proxy voting policies and procedures for the Portfolios is included in the Statement of Additional Information ("SAI"), which is available without charge, upon request: (i) by calling 1-800-755-5803; (ii) on the Advisor's website at www.divinvest.com. (Click on the icon for Sponsors, then click on the icon for Corporate, then click on Investments) or (iii) on the SEC's website at www.sec.gov. In addition, the Portfolios will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The filing for the twelve months ended June 30, 2004, is currently available without charge, upon request.

9. QUARTERLY PORTFOLIOS

The Funds will file their portfolios of investments for the first and third quarters (March 31 and September 30, respectively) with the SEC by May 30 and November 29, respectively, each year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at www.sec.gov. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-800-755-5803.

Form N-Q for the corresponding Portfolios is also available without charge on the SEC website or by calling 1-800-755-5803.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

10. FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for the period/year:

                                             INCOME (LOSS) FROM
                                            INVESTMENT OPERATIONS                             DIVIDENDS AND DISTRIBUTIONS FROM
                                        -----------------------------                      --------------------------------------
                        NET ASSET          NET                            TOTAL INCOME
       FOR THE            VALUE,        INVESTMENT      NET REALIZED      (LOSS) FROM         NET           NET           TAX
     PERIOD/YEAR       BEGINNING OF       INCOME       AND UNREALIZED      INVESTMENT      INVESTMENT     REALIZED     RETURN OF
        ENDED          PERIOD/YEAR      (LOSS)(#)      GAINS (LOSSES)      OPERATIONS        INCOME        GAINS       CAPITAL(A)
     -----------       ------------     ----------     --------------     ------------     ----------     --------     ----------
SHORT HORIZON
12/31/2004                $10.28          $ 0.39           $ 0.08            $ 0.47          $(0.37)       $(0.05)       $(0.00)**
12/31/2003                 10.01            0.44             0.25              0.69           (0.42)        (0.00)**         --
12/31/2002                 10.06            0.55            (0.14)             0.41           (0.45)        (0.01)        (0.00)**
12/31/2001                 10.26            0.73            (0.15)             0.58           (0.57)        (0.21)           --
12/31/2000(1)              10.00           (0.00)**          0.26              0.26              --            --            --
SHORT INTERMEDIATE HORIZON
12/31/2004                  9.53            0.29             0.30              0.59           (0.29)        (0.19)        (0.00)**
12/31/2003                  8.79            0.33             0.75              1.08           (0.32)           --         (0.02)
12/31/2002                  9.37            0.46            (0.65)            (0.19)          (0.38)        (0.01)        (0.00)**
12/31/2001                  9.90            0.85            (0.80)             0.05           (0.54)        (0.04)        (0.00)**
12/31/2000(1)              10.00           (0.00)**         (0.10)            (0.10)             --            --            --
INTERMEDIATE HORIZON
12/31/2004                  9.15            0.24             0.49              0.73           (0.23)        (0.03)           --
12/31/2003                  8.06            0.22             1.09              1.31           (0.22)           --            --
12/31/2002                  9.00            0.29            (0.93)            (0.64)          (0.28)        (0.02)        (0.00)**
12/31/2001                  9.67            0.39            (0.61)            (0.22)          (0.39)        (0.06)        (0.00)**
12/31/2000(1)              10.00           (0.00)**         (0.33)            (0.33)             --            --            --
INTERMEDIATE LONG HORIZON
12/31/2004                  8.70            0.19             0.65              0.84           (0.17)        (0.15)           --
12/31/2003                  7.33            0.17             1.35              1.52           (0.15)           --            --
12/31/2002                  8.61            0.21            (1.31)            (1.10)          (0.18)        (0.00)**      (0.00)**
12/31/2001                  9.51            0.23            (0.88)            (0.65)          (0.24)        (0.01)        (0.00)**
12/31/2000(1)              10.00           (0.00)**         (0.49)            (0.49)             --            --            --
LONG HORIZON
12/31/2004                  8.01            0.13             0.78              0.91           (0.11)        (0.16)           --
12/31/2003                  6.45            0.10             1.55              1.65           (0.09)           --            --
12/31/2002                  8.06            0.06            (1.62)            (1.56)          (0.05)           --         (0.00)**
12/31/2001                  9.25            0.07            (1.19)            (1.12)          (0.06)           --         (0.01)
12/31/2000(1)              10.00           (0.00)**         (0.75)            (0.75)             --            --            --

---------------

(#) Calculated based upon average shares outstanding.

(a) Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end.

(b) Ratios exclude expenses incurred by underlying funds.

*   Annualized.

**  Amount rounds to less than one penny per share.

(1) Commencement of Operations, September 11, 2000.

                                                         RATIOS TO AVERAGE
                                                            NET ASSETS
               TOTAL                                ---------------------------
             DIVIDENDS       NET ASSET                                 NET                    NET ASSETS,
                AND        VALUE, END OF   TOTAL                   INVESTMENT     PORTFOLIO     END OF
           DISTRIBUTIONS    PERIOD/YEAR    RETURN   EXPENSES(B)   INCOME (LOSS)   TURNOVER    PERIOD/YEAR
           -------------   -------------   ------   -----------   -------------   ---------   -----------
              $(0.42)         $10.33         4.67%     0.10%           3.81%          91%     $32,170,849
               (0.42)          10.28         6.95      0.10            4.27          267       21,910,734
               (0.46)          10.01         4.11      0.10            5.42          192       10,352,629
               (0.78)          10.06         5.78      0.10            7.10          538          789,424
                  --           10.26         2.60      0.10*          (0.10)*        246          208,654
               (0.48)           9.64         6.34      0.10            3.01          162       25,656,665
               (0.34)           9.53        12.40      0.10            3.52          187       24,558,623
               (0.39)           8.79        (2.00)     0.10            5.10          149        7,851,468
               (0.58)           9.37         0.58      0.10            8.85          414        3,003,228
                  --            9.90        (1.00)     0.10*          (0.10)*        150          161,753
               (0.26)           9.62         8.13      0.10            2.61           48      274,027,508
               (0.22)           9.15        16.39      0.10            2.62           98      205,257,612
               (0.30)           8.06        (7.23)     0.10            3.43          170      135,620,055
               (0.45)           9.00        (2.28)     0.10            4.26           75       15,132,118
                  --            9.67        (3.30)     0.10*          (0.10)*        142       11,017,692
               (0.32)           9.22         9.79      0.10            2.19          107      124,582,865
               (0.15)           8.70        20.87      0.10            2.10          203       67,509,651
               (0.18)           7.33       (12.88)     0.10            2.68          120       24,006,331
               (0.25)           8.61        (6.79)     0.10            2.69          222        7,296,301
                  --            9.51        (4.90)     0.10*          (0.10)*        130          195,511
               (0.27)           8.65        11.46      0.10            1.62           95       94,505,542
               (0.09)           8.01        25.64      0.10            1.38          170       53,437,942
               (0.05)           6.45       (19.38)     0.10            0.90          153       22,441,586
               (0.07)           8.06       (12.06)     0.10            0.81          245        5,451,987
                  --            9.25        (7.50)     0.10*          (0.10)*        125          421,516

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

11. INVESTMENTS IN AFFILIATES

The market value of investments in affiliates (as defined in the 1940 Act, "Affiliated Companies" are those in which the Trust is under common control with an affiliated entity) at December 31, 2004 totaled $32,173,553, $25,658,828, $274,050,474, $124,593,226, and $94,513,359, for the Short Horizon, Short
Intermediate Horizon, Intermediate Horizon, Intermediate Long Horizon, and the Long Horizon Funds, respectively.

Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                      BEGINNING     SHARES                    ENDING       PURCHASE         SALE       GAIN(LOSS)
                                       SHARES     PURCHASED    SHARES SOLD    SHARES         COST           COST        ON SALES
                                      ---------   ----------   -----------   ---------   ------------   ------------   ----------
SHORT HORIZON
------------------------------------
INVESTMENTS:
Diversified Institutional Funds
  Group --
  Core Bond Fund....................  1,103,242      528,711           --    1,631,953   $  5,614,994   $         --   $      --
Diversified Institutional Funds
  Group --
  Equity Growth Fund................     95,313       54,788           --      150,101        342,382             --          --
Diversified Institutional Funds
  Group --
  Growth & Income Fund..............     47,323       21,887           --       69,210        129,885             --          --
Diversified Institutional Funds
  Group --
  High Quality Bond Fund............    544,964      290,637       64,313      771,288      3,068,666        692,499     (15,927)
Diversified Institutional Funds
  Group --
  High Yield Bond Fund..............    205,712      100,877           --      306,589        959,065             --          --
Diversified Institutional Funds
  Group --
  International Equity Fund.........     44,411       18,954        1,059       62,306        144,705          6,362       2,170
Diversified Institutional Funds
  Group --
  Mid-Cap Growth Fund...............      9,606        2,540        3,071        9,075         25,251         26,164       2,850
Diversified Institutional Funds
  Group --
  Mid-Cap Value Fund................      7,132        2,712          678        9,166         38,203          7,621       1,812
Diversified Institutional Funds
  Group -- Money Market Fund........     37,188    2,476,704    2,458,691       55,201     24,858,482     24,677,152       1,518
Diversified Institutional Funds
  Group -- Small-Cap Growth Fund....      4,720        1,498          685        5,533         18,384          7,069         581
Diversified Institutional Funds
  Group -- Small-Cap Value Fund.....      4,075        1,354        1,041        4,388         19,924         12,017       3,071
Diversified Institutional Funds
  Group -- Special Equity Fund......      6,002        1,532        1,038        6,496         14,809          7,667       1,667
Diversified Institutional Funds
  Group -- Value & Income Fund......     57,954       30,328           --       88,282        327,617             --          --
                                                                                         ------------   ------------   ---------
                                                                                         $ 35,562,367   $ 25,436,551   $  (2,258)
                                                                                         ============   ============   =========

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

11. INVESTMENTS IN AFFILIATES (CONTINUED)

Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                      BEGINNING     SHARES                    ENDING       PURCHASE         SALE       GAIN(LOSS)
                                       SHARES     PURCHASED    SHARES SOLD    SHARES         COST           COST        ON SALES
                                      ---------   ----------   -----------   ---------   ------------   ------------   ----------
SHORT INTERMEDIATE HORIZON
------------------------------------
INVESTMENTS:
Diversified Institutional Funds
  Group --
  Core Bond Fund....................    960,583      317,864      318,703      959,744   $  3,359,546   $  3,348,486   $   3,168
Diversified Institutional Funds
  Group --
  Equity Growth Fund................    321,243      126,720      102,641      345,322        790,898        556,190      57,602
Diversified Institutional Funds
  Group -- Growth & Income Fund.....    158,516       47,941       47,845      158,612        283,959        240,959      31,759
Diversified Institutional Funds
  Group --
  High Quality Bond Fund............    473,228      601,378      597,955      476,651      6,324,888      6,376,055    (120,017)
Diversified Institutional Funds
  Group --
  High Yield Bond Fund..............    179,111       60,110       57,499      181,722        568,268        500,753      37,442
Diversified Institutional Funds
  Group -- International Equity
  Fund..............................    149,148       40,839       45,083      144,904        311,262        289,646      39,914
Diversified Institutional Funds
  Group --
  Mid-Cap Growth Fund...............     32,013        4,503       14,631       21,885         45,320        125,624      11,088
Diversified Institutional Funds
  Group --
  Mid-Cap Value Fund................     23,766        4,849        7,194       21,421         68,747         80,758      18,092
Diversified Institutional Funds
  Group -- Money Market Fund........     33,406    2,974,276    2,924,361       83,321     29,852,176     29,349,308         159
Diversified Institutional Funds
  Group -- Small-Cap Growth Fund....     15,650        2,863        5,717       12,796         35,832         59,197       3,494
Diversified Institutional Funds
  Group -- Small-Cap Value Fund.....     13,509        2,109        5,520       10,098         31,066         63,889      15,430
Diversified Institutional Funds
  Group -- Special Equity Fund......     19,900        2,991        7,810       15,081         29,157         53,809      16,038
Diversified Institutional Funds
  Group -- Value & Income Fund......    195,328       70,470       61,982      203,816        759,256        567,427      83,999
                                                                                         ------------   ------------   ---------
                                                                                         $ 42,460,375   $ 41,612,101   $ 198,168
                                                                                         ============   ============   =========

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

11. INVESTMENTS IN AFFILIATES (CONTINUED)

Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                      BEGINNING     SHARES                    ENDING       PURCHASE         SALE       GAIN(LOSS)
                                       SHARES     PURCHASED    SHARES SOLD    SHARES         COST           COST        ON SALES
                                      ---------   ----------   -----------   ---------   ------------   ------------   ----------
INTERMEDIATE HORIZON
------------------------------------
INVESTMENTS:
Diversified Institutional Funds
  Group --
  Core Bond Fund....................  5,755,193    1,715,722      161,949    7,308,966   $ 18,108,590   $  1,654,712   $  42,518
Diversified Institutional Funds
  Group -- Equity Growth Fund.......  4,494,125    1,567,059           --    6,061,184      9,766,467             --          --
Diversified Institutional Funds
  Group -- Growth & Income Fund.....  2,214,864      581,249           --    2,796,113      3,455,968             --          --
Diversified Institutional Funds
  Group --
  High Quality Bond Fund............  2,821,613      844,133       70,078    3,595,668      8,881,157        731,615       1,402
Diversified Institutional Funds
  Group --
  High Yield Bond Fund..............  1,073,119      355,640       35,986    1,392,773      3,345,410        314,522      22,671
Diversified Institutional Funds
  Group -- International Equity
  Fund..............................  2,085,064      534,784           --    2,619,848      4,116,834             --          --
Diversified Institutional Funds
  Group --
  Mid-Cap Growth Fund...............    446,832       80,147      145,565      381,414        792,444      1,238,814     135,325
Diversified Institutional Funds
  Group --
  Mid-Cap Value Fund................    331,725       76,965       26,749      381,941      1,098,604        296,127      72,478
Diversified Institutional Funds
  Group -- Money Market Fund........    112,186   11,300,368   10,891,105      521,449    113,382,209    109,266,250      (9,617)
Diversified Institutional Funds
  Group -- Small-Cap Growth Fund....    218,208       48,487       41,753      224,942        594,326        429,223      34,649
Diversified Institutional Funds
  Group -- Small-Cap Value Fund.....    188,361       31,793       44,166      175,988        473,129        506,949     134,189
Diversified Institutional Funds
  Group -- Special Equity Fund......    277,467       45,906       58,701      264,672        440,744        373,338     154,383
Diversified Institutional Funds
  Group -- Value & Income Fund......  2,732,591      816,124           --    3,548,715      8,805,875             --          --
                                                                                         ------------   ------------   ---------
                                                                                         $173,261,757   $114,811,550   $ 587,998
                                                                                         ============   ============   =========

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

11. INVESTMENTS IN AFFILIATES (CONTINUED)

Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                      BEGINNING     SHARES                    ENDING       PURCHASE         SALE       GAIN(LOSS)
                                       SHARES     PURCHASED    SHARES SOLD    SHARES         COST           COST        ON SALES
                                      ---------   ----------   -----------   ---------   ------------   ------------   ----------
INTERMEDIATE LONG HORIZON
------------------------------------
INVESTMENTS:
Diversified Institutional Funds
  Group --
  Core Bond Fund....................  1,127,050    1,016,100       43,439    2,099,711   $ 10,758,959   $    446,991   $   8,253
Diversified Institutional Funds
  Group -- Equity Growth Fund.......  2,054,171    1,699,564           --    3,753,735     10,830,068             --          --
Diversified Institutional Funds
  Group -- Growth & Income Fund.....  1,011,836      739,668           --    1,751,504      4,453,805             --          --
Diversified Institutional Funds
  Group --
  High Quality Bond Fund............    546,318      505,206       18,699    1,032,825      5,321,071        197,218      (1,628)
Diversified Institutional Funds
  Group --
  High Yield Bond Fund..............    210,150      184,137        9,561      384,726      1,754,726         79,290      10,301
Diversified Institutional Funds
  Group -- International Equity
  Fund..............................    952,746      623,704           --    1,576,450      4,802,135             --          --
Diversified Institutional Funds
  Group --
  Mid-Cap Growth Fund...............    204,039      113,921       91,555      226,405      1,144,256        789,794      82,072
Diversified Institutional Funds
  Group --
  Mid-Cap Value Fund................    151,476       93,461       17,302      227,635      1,319,127        192,603      47,467
Diversified Institutional Funds
  Group -- Money Market Fund........     57,321   10,304,469   10,298,289       63,501    103,421,002    103,358,080      10,729
Diversified Institutional Funds
  Group -- Small-Cap Growth Fund....     99,597       61,169       24,648      136,118        760,856        255,216      18,625
Diversified Institutional Funds
  Group -- Small-Cap Value Fund.....     85,975       47,219       24,965      108,229        703,156        289,538      72,196
Diversified Institutional Funds
  Group -- Special Equity Fund......    126,646       70,041       34,675      162,012        687,111        217,171      94,553
Diversified Institutional Funds
  Group -- Value & Income Fund......  1,249,001    1,002,436           --    2,251,437     10,946,213             --          --
                                                                                         ------------   ------------   ---------
                                                                                         $156,902,485   $105,825,901   $ 342,568
                                                                                         ============   ============   =========

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

11. INVESTMENTS IN AFFILIATES (CONTINUED)

Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                      BEGINNING     SHARES                    ENDING       PURCHASE         SALE       GAIN(LOSS)
                                       SHARES     PURCHASED    SHARES SOLD    SHARES         COST           COST        ON SALES
                                      ---------   ----------   -----------   ---------   ------------   ------------   ----------
LONG HORIZON
------------------------------------
INVESTMENTS:
Diversified Institutional Funds
  Group --
  Core Bond Fund....................    294,554      221,691       14,116      502,129   $  2,339,300   $    153,579   $  (5,646)
Diversified Institutional Funds
  Group -- Equity Growth Fund.......  2,071,069    1,541,205           --    3,612,274      9,787,978             --          --
Diversified Institutional Funds
  Group -- Growth & Income Fund.....  1,019,858      639,262           --    1,659,120      3,842,086             --          --
Diversified Institutional Funds
  Group --
  High Quality Bond Fund............    134,621      101,927        4,751      231,797      1,072,039         51,265      (1,568)
Diversified Institutional Funds
  Group --
  High Yield Bond Fund..............     54,922       40,644        2,458       93,108        385,349         22,148         885
Diversified Institutional Funds
  Group -- International Equity
  Fund..............................    960,411      538,170           --    1,498,581      4,144,581             --          --
Diversified Institutional Funds
  Group --
  Mid-Cap Growth Fund...............    205,604       90,404       73,952      222,056        913,010        634,515      63,592
Diversified Institutional Funds
  Group --
  Mid-Cap Value Fund................    152,638       79,360       13,331      218,667      1,129,748        147,488      36,217
Diversified Institutional Funds
  Group -- Money Market Fund........     71,416    6,883,786    6,698,417      256,785     69,090,794     67,224,612         673
Diversified Institutional Funds
  Group -- Small-Cap Growth Fund....    100,338       51,746       19,512      132,572        642,855        200,518      16,260
Diversified Institutional Funds
  Group -- Small-Cap Value Fund.....     86,614       40,480       22,426      104,668        606,227        258,112      66,833
Diversified Institutional Funds
  Group -- Special Equity Fund......    127,587       57,967       30,076      155,478        566,376        189,875      80,509
Diversified Institutional Funds
  Group -- Value & Income Fund......  1,259,257      862,829           --    2,122,086      9,404,128             --          --
                                                                                         ------------   ------------   ---------
                                                                                         $103,924,471   $ 68,882,112   $ 257,755
                                                                                         ============   ============   =========

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Diversified Investors Funds Group and Shareholders of the Institutional Short Horizon Strategic Allocation Fund, Institutional Short Intermediate Horizon Strategic Allocation Fund, Institutional Intermediate Horizon Strategic Allocation Fund, Institutional Intermediate Long Horizon Strategic Allocation Fund, and Institutional Long Horizon Strategic Allocation
Fund:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Short Horizon Strategic Allocation Fund, Institutional Short Intermediate Horizon Strategic Allocation Fund, Institutional Intermediate Horizon Strategic Allocation Fund, Institutional Intermediate Long Horizon Strategic Allocation Fund, and Institutional Long Horizon Strategic Allocation Fund (collectively the "Funds"; five of the funds constituting the Diversified Investors Funds Group) at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2005

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                              2004 TAX INFORMATION

                                  (UNAUDITED)

For the fiscal year ended December 31, 2004, the amounts of long-term capital gains designated by the Funds were as follows:

Short Horizon...............................................  $  139,163
Short Intermediate Horizon..................................     499,857
Intermediate Horizon........................................     856,387
Intermediate Long Horizon...................................   1,864,493
Long Horizon................................................   1,608,387

                   DIVERSIFIED INSTITUTIONAL FUNDS GROUP AND

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                              TRUSTEES INFORMATION

                                  (UNAUDITED)

Each Fund, other than the Institutional Strategic Allocation Funds, is supervised by the Board of Trustees of The Diversified Investors Funds Group II. Each Institutional Strategic Allocation Fund is supervised by the Board of Trustees of the Diversified Investors Funds Group.

The respective Trustees and officers of each Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer of the Trusts is Four Manhattanville Road, Purchase, New York 10577. Additional information about Diversified Investors Funds Group and Diversified Investors Funds Group II Trustees may be found in the Statement of Additional Information, which is available without charge upon request by calling 1-800-755-5801.

OFFICERS AND INTERESTED TRUSTEES

                                       POSITION(S), LENGTH OF          PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                       TIME SERVED              PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                  ----------------------   ------------------------------------------
Joseph P. Carusone, 39...............  Treasurer since 2001     Vice President and Director, Diversified
                                                                Investment Advisors, Inc.

Robert F. Colby, 49..................  Secretary since 1993     Senior Vice President and General Counsel,
                                                                Diversified Investment Advisors, Inc.;
                                                                Vice President, Diversified Investors
                                                                Securities Corp.; Vice President and
                                                                Assistant Secretary of TFLIC Life
                                                                Insurance Company, Inc.

Peter G. Kunkel, 54..................  Trustee since 2002       Senior Vice President, Chief Operating
                                                                Officer, Diversified Investment Advisors,
                                                                Inc.

Suzanne Montemurro, 40...............  Assistant Treasurer      Director, Diversified Investment Advisors,
                                       since 2002               Inc.

Mark Mullin, 42......................  President since 2002     President, Chairman of the Board, Chief
                                       Trustee since 1995       Executive Officer, Vice President, Chief
                                                                Investment Officer, Diversified Investment
                                                                Advisors, Inc.

                   DIVERSIFIED INSTITUTIONAL FUNDS GROUP AND

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                        TRUSTEES INFORMATION (CONTINUED)

                                  (UNAUDITED)

DISINTERESTED TRUSTEES

                                       POSITION(S), LENGTH OF           PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                       TIME SERVED               PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                  ----------------------   --------------------------------------------
Neal M. Jewell, 70...................  Trustee since 1993       Consultant; Independent Trustee, EAI Select
355 Thornridge Drive                                            (a registered investment company)
Stamford, CT 06903

Robert Lester Lindsay, 70............  Trustee since 1993       Retired
2 Huguenot Center
Tenafly, NJ 07670

Eugene M. Mannella, 51...............  Trustee since 1993       Executive Vice President, Investment
2 Orchard Neck Road                                             Management Services, Inc.
Center Moriches, NY 11934

Joyce Galpern Norden, 65.............  Trustee since 1993       Vice President, Institutional Advancement,
505 Redleaf Road                                                Reconstructionist Rabbinical College
Wynnewood, PA 19096

Patricia L. Sawyer, 54...............  Trustee since 1993,      President and Executive Search Consultant,
Smith & Sawyer LLP                     Chairperson of Audit     Smith & Sawyer LLC
P.O. Box 8063                          Committee since 2003
Vero Beach, FL 32963

                      (This page intentionally left blank)

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            ANNUAL ECONOMIC OVERVIEW

                               DECEMBER 31, 2004

                                  (UNAUDITED)

Investors seemed guarded about the prospects of finishing the year on a positive note, but as the markets cleared several hurdles of uncertainty, capped by the Bush reelection, the major stock indices surged during the last few months of 2004. And while the returns couldn't match the double-digit pace set in 2003, this marks the second straight year that equity markets have been positive -- welcome relief to investors who suffered through the bear market of 2000-2002.

Throughout 2004, investors seemed to be waiting for the "all clear." But, positive signals were clouded by less favorable news. The first quarter's "jobless recovery" quickly gave way to concerns about an overheated economy and higher energy prices did nothing to allay these worries. The Federal Reserve began raising interest rates at the end of June which continued during the third quarter. Their actions seemed to reduce inflation concerns, but the economic recovery slowed somewhat. Even as the economy appeared to be hitting its stride in the fourth quarter, the November presidential election loomed large. When the uncertainty was removed, investors expressed their satisfaction with the election results by bidding stock prices up quickly through year-end.

While inflation and higher interest rates appeared the biggest threats to the stock and bond markets, those fears were never fully realized. In this regard, 2004 defied history lessons, leaving many experts groping for explanations. It may be that the Federal Reserve tempered concerns by signaling its intentions well in advance of any action. But, most agree that the biggest factor was continued and even increased foreign demand of US bonds. With inflation and higher interest rates held at bay this year, pressure may be building for 2005.

Adding to that pressure are the Federal budget and trade deficits as well as the declining value of the dollar. The dollar's drop was significant in 2004, falling between 4% and 8% against other major currencies, and hitting record-lows against the euro. The weak dollar is bad news for other economies, because it hurts their exports to the US. So, foreign governments have an interest in buying the greenback, and with the notable exception of Japan, some have already started to do so. Of particular importance to many currency market observers, is that China has continued to peg its yuan to the dollar, causing it to be undervalued. Some fear that revaluation of the yuan could have considerable implications for the global markets. Whatever action the Chinese government takes, it seems clear that the dollar's relative value will be carefully watched in the year ahead.

                                 EQUITY MARKET

After three choppy quarters, by September 30 most stock investors were not much further ahead than where they began the year. But, what a difference a quarter can make; for the indices made nearly all of their 2004 gains during the last three months of the year. The broad stock market, as measured by the S&P 500, edged up 9.2% for the quarter, bringing the full year returns to 10.9%. Mid-capitalization stocks did even better, with the Russell Midcap Index posting a 13.7% return for the quarter and finishing the year with a 20.2% return. Among domestic stocks, small-caps, as measured by the Russell 2000 Index, had the highest fourth quarter return of 14.1%, but with an 18.3% return for the year, fell short of the pace set by the mid-caps. Thanks to the declining dollar, international stocks had the best returns of all, with the MSCI EAFE Ex-US Index returning 15.2% in the last three months of 2004 alone, bringing the twelve-month return to 20.8%.

Among investment styles, the fourth quarter was fairly evenly split across the capitalization spectrum, with growth edging out value among mid- and small- cap stocks. For the year, value stocks fared better than growth stocks, so the long-awaited rotation to growth was still not fully evident. With oil prices topping $55 a barrel in October, the 2004 returns on energy stocks handsomely outpaced the returns of most other stock sectors. And while the technology sector surged in the fourth quarter, for the twelve months ended December, technology was one of the worst places to have been invested, particularly among semiconductors.

2004 saw some pick-up in IPO activity, including the long-awaited Google deal, and several mergers during the last quarter appeared to add to the overall buoyancy of investor sentiment. Consensus appears to be that

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2004

                                  (UNAUDITED)

corporate earnings will continue to grow, albeit at a subdued rate. Generally speaking, companies have strong balance sheets and excess cash that bode well for the year ahead.

                              FIXED INCOME MARKET

Anxious about the impact that rising interest rates might have on bond values, bond investors should be pleased to have seen positive returns for the year. Like stocks, bonds had a bumpy ride, but the fact that they survived unscathed
 -- and even ahead -- surprised even the most experienced investors. After a sharp decline in the third quarter, the yield on the benchmark 10-year Treasury note moved to 4.22% by December 31, up from 4.125% on September 30, but slightly down for the year overall.

As a measure of the broad bond market, the Lehman Aggregate Bond Index rose 0.95% during the quarter, adding to the gains earned during the first nine months, to finish the year with a very respectable 4.3% return. All sectors finished in positive territory for both the quarter and the year, with the riskiest and longest duration securities posting the best results. High yield bonds led the pack for the quarter and the year, finishing up 4.5% and 10.9% respectively as measured by the Merrill Lynch High Yield Master II Index.

                              MONEY MARKET SERIES

The Money Market Fund invests primarily in short-term, US dollar-denominated money market instruments. Although fixed income investors were not rewarded as much as most equity investors in 2004, a Citigroup Treasury Bill 3-Month Index return of 1.24% was welcomed in a year when the Federal Reserve hiked short rates 125 basis points. Fund returns were positive, and the manager's positioning along the yield curve was the primary driver behind the performance. The view that the Federal Reserve would begin raising the Federal funds target mid-year pointed the manager towards a shorter average maturity in the portfolio. This approach enabled reinvestments in higher rates as the Fed continued to raise rates at a measured pace. The portfolio duration was shortened by selling longer dated fixed rate notes. Currently, portfolio duration is moderately shorter than the benchmark. The treasury yield curve, that flattened dramatically in 2004, should continue on that path; however, trades taking advantage of further curve moves will be evaluated on an opportunistic basis.

                            HIGH QUALITY BOND SERIES

The Fund invests in debt issued by the US Government and its agencies as well as asset-backed and corporate fixed income securities, emphasizing short duration and high quality securities. Credit risk-taking was not rewarded early in the year with Treasuries and other high quality sectors faring best. The Fund was well positioned and holdings in the residential mortgage sector were the largest contributors to performance. During April, Treasury yields rose sharply and the portfolio posted negative absolute returns, but was in line with the benchmark. Additive performance was the result of holdings in the residential mortgage sector as well as allocations to the money market sector. Negative returns were primarily generated by the longer than benchmark duration stance of the portfolio early in the quarter. The third quarter found the portfolio ahead of the Merrill Lynch 1-3 year US Treasury Index. The best performing sectors for the portfolio were those with the longest durations, i.e. CMBS, residential mortgage-backed and asset-backed. Furthermore, as spreads were fairly stable over the quarter, the largest contributor of return was the income component. This theme continued into the 4th quarter where the income component again was the main source of return, propelling the portfolio ahead of its benchmark for the quarter. This capped off a volatile 12 months with the Fund aligned with its benchmark, trailing by 2 basis points for the year. In addition to the income component, issue selection in the MBS and ABS sectors were additive during the fourth quarter.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2004

                                  (UNAUDITED)

                      INTERMEDIATE GOVERNMENT BOND SERIES

The Intermediate Government Bond Fund seeks high current income consistent with preservation of capital by investing primarily in intermediate-term US Government and Agency securities. The complementary investment approaches utilized by the two portfolio managers incorporate duration management, yield curve management and opportunistic investments in corporate, asset-backed and mortgage-backed securities. By positioning the portfolio in short maturities with lower coupons to avoid price depreciation, the portfolio lost ground to higher yielding, longer duration indexes in a year of flat ten-year interest rates. As a result, the Fund underperformed for the year.

Moving into 2005, the Fund maintains a short duration with an overweight in asset-backed and mortgage-backed securities.

                                CORE BOND SERIES

The Core Bond Fund seeks to maximize return through investment in US Government, asset-backed, mortgage-backed and corporate securities and to a lesser extent convertible, high yield and international fixed income securities.

The Fund performed in line with the benchmark for the year. Two major themes garnered the majority of the relative performance: yield curve and non-dollar securities. The sub-advisor positioned the portfolio to benefit from rising rates and a flatter yield curve by holding shorter duration securities and maintaining a barbelled position versus the index. Additionally, the manager's exposure to non-dollar securities, based on the belief that the yields on these securities would move lower than comparable US Treasuries, was rewarded. Allocations to spread sectors, primarily corporates and mortgages, were also additive.

                                BALANCED SERIES

The Balanced Fund seeks to provide a high total return consistent with a broad diversified mix of stocks, bonds and money market instruments and is managed by two sub-advisors: one overseeing the Fund's equity portion and one managing the Fund's fixed income portion. The equity sub-advisor uses a quantitative model that is designed to track the S&P 500 Index closely. Market volatility hampered the quantitative model utilized in the equity portion for the first half of the year. The second half of 2004 presented a slightly more stable environment which complemented the approach. For the year, the S&P 500 Index posted a solid 10.9% return which was matched by the equity portion of the portfolio. Returning just over 9%, the fourth quarter accounted for the bulk of the year's performance.

The Fund's fixed income sub-advisor uses an investment strategy that expands on the more traditional investable fixed income universe, creating a more diversified portfolio that includes some exposure to below-investment grade ("high yield"), non-dollar, and emerging market securities on an opportunistic basis. A shorter duration position relative to the benchmark was additive for the year and the non-dollar allocation was the other main contributor.

The Fund performance captured most of its 8.3% benchmark return, which is 60% S&P500/40% Lehman Aggregate Bond.

                             VALUE & INCOME SERIES

The Value & Income Fund seeks long-term capital appreciation primarily through investment in a diversified portfolio of common stocks selling at reasonable valuations relative to their future projected earnings. The Fund utilizes a combination of deep and relative value sub-styles. The portfolio delivered healthy absolute gains in 2004, outpacing the broad market but lagging its own Russell 1000 Value Index, which returned 16.5%. Stock selection in media and an overweight in pharmaceuticals detracted from relative returns for the year. These groups were hit by intense negative publicity throughout the year. In addition, the portfolio had a

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2004

                                  (UNAUDITED)

weighted average market capitalization above its benchmark. In an environment where small-capitalization stocks outperformed their mid- and large-capitalization counterparts, this higher market capitalization was a detractor.

                             GROWTH & INCOME SERIES

The Growth & Income Fund invests in a diversified portfolio of stocks which have the potential to generate long-term capital appreciation and current dividend income. The Fund was restructured in May to utilize three sub-advisors, each with a specific role. The structured core component, sub-advised by Goldman Sachs Asset Management, applies a quantitative model and tracks the benchmark risk closely, while the active value and growth components seek to add more value through fundamental stock selection. The complementary sub-advisors are Ark Asset Management (growth style) and Aronson+Johnson+Ortiz, LP (value style). The restructuring proved beneficial for 2004 as all three managers performed well relative to their respective style benchmarks. For the year, the Fund's performance was in line with the S&P 500 Index return of 10.9%. The Fund's stock selection in aggregate remained strong for the year, especially in the household durables industry of the consumer discretionary sector. Sector allocations, however, had less of an impact on relative performance. Among the top twenty-five holdings at the end of 2004, almost half of the names were also among the top performers in the Fund for the year, including Exxon Mobil Corp., General Electric Company, eBay, Inc. and Johnson & Johnson.

                              EQUITY GROWTH SERIES

The Equity Growth Fund seeks to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with the potential for above-average growth in earnings. The Fund utilizes a multi-managed approach with complementary large capitalization growth styles. During the year, the Fund was restructured and a sub-advisor was removed so that the Fund now has just two sub-advisors: Ark Asset Management and Marsico Capital Management.

The Fund outperformed its Russell 1000 Growth benchmark, which returned 6.3% for the year. The best performing sectors -- Utilities, Telecommunications and Energy -- also had the smallest weightings in the Index. As expected, stock selection was the main driver of the Fund's performance. Consumer Discretionary, Healthcare and Financial sectors and names were the main contributors while Information Technology -- a major growth sector -- was flat. The top five performing stocks in the portfolio were UnitedHealth Group Inc., eBay, Inc., QUALCOMM, Inc., General Electric Company and YAHOO!, Inc.

                              MID-CAP VALUE SERIES

The Mid-Cap Value Fund has a value-oriented investment philosophy grounded in identifying opportunities among companies undergoing material strategic change. The Mid-Cap Value Fund outperformed the Russell Mid Cap Value Index for the year. A large portion of the excess return was generated from stock selection in the Healthcare, Consumer Staples and Financial sectors. The portfolio returned 37% vs. the Index return of 11% in Healthcare, 51% vs. 21% in Consumer Staples and 30% vs. 25% in Financials. In addition to strong stock selection in Healthcare, an overweight of 5% to the sector was also additive. From a security standpoint the top three contributors for the year were TXU Corp. (Utilities), Brascan Corp. (Financial Services) and CR Bard, Inc. (Healthcare). To close out the year, companies continued to build substantial liquidity positions and 2005 could become a notable year for capital redeployment via mergers and acquisitions, spin offs, large stock buybacks and meaningful dividend increases. The portfolio investment process is dedicated to discovering companies that are efficient in the execution of this process and given the current environment, should find interesting opportunities in the upcoming year.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2004

                                  (UNAUDITED)

                             MID-CAP GROWTH SERIES

The Mid-Cap Growth Fund seeks a high level of capital appreciation through investment in a diversified portfolio of medium size, growth-oriented companies. At the end of the third quarter, the incumbent sub-advisor was replaced by Columbus Circle Investors.

Equity performance during the fourth quarter was the strongest of the year, helping to generate 10% to 20% returns for 2004 and leaving stocks at the highest levels in three years despite continued Iraqi violence, resumed US dollar decline, and the Federal Reserve raising short-term interest rates twice. A confluence of positive events helped power the rally, including a $10 per barrel drop in the price of oil, a definitive outcome to the US Presidential election, and heightened merger and acquisition activity. During the fourth quarter, the mid-growth portfolio gained primarily due to the strength in telecommunication services, industrial, consumer discretionary and select technology stocks.

Strong fourth quarter returns helped the Fund's one year return. As we enter the new year, capital spending, energy services and export oriented industrial activity are areas of interest as are companies that benefit strong secular trends, such as satellite radio and internet telephony.

                             SMALL-CAP VALUE SERIES

The Small-Cap Value Fund's approach to small-cap equity management is fundamental, bottom-up and value oriented. The strategy identifies stocks of quality companies selling at large discounts to the underlying value of the business. Many small- and mid-capitalization stocks surged in price over the last two years. Most impressive have been the gains registered within the value category of the small-cap universe. Specifically, the Russell 2000 Value Index posted a gain of 22.3% for 2004, on the heels of a 46.0% rise in 2003.

The Small-Cap Value Fund posted strong returns for 2004. Given the more normal economic and investment environment, the sub-advisor's "normalized" free cash flow methodology was rewarded. Strong stock selection in telecommunication services, materials and information technology was the primary driver for the Fund's calendar year performance. For example, the Fund gained 31.7%, 43.5%, and 21.6%, respectively in these three sectors while the Russell 2000 Value Index only returned (19.6)%, 36.7% and 5.3% for the same three sectors. However, sector allocations, particularly a 3.3% overweight to the telecommunication services sector, which was the only major economic sector in the Russell 2000 Value Index to register a negative return for the year, offset partial gains from strong stock selection.

Given the portfolio's emphasis on free cash flow, below are highlighted two examples of how portfolio holdings are adding to intrinsic value. Delta & Pine Land Company (DLP) dominates the cotton seed industry with over 80% share of the market for genetically modified cotton seeds. Its business is stable domestically and claims growth potential overseas. The company has built up a cash balance of more than $150 million with no debt. The sub-advisor has actively worked with DLP's management and board to encourage restructuring the company's balance sheet to return excess cash to shareholders and to introduce debt. The sub-advisor believes DLP's intrinsic value may improve 10-15% through a combination of a reduced share count and lowered weighted average cost of capital.

Another company that is restructuring its capital allocations is Post Properties, Inc. (PPS). Unlike many of its REIT counterparts, management of PPS has embarked on a strategy of downsizing the company and taking advantage of high valuations. In an environment where cap rates have reached historic lows of 5%, PPS is selling properties, reducing leverage, and returning capital to shareholders.

                             SPECIAL EQUITY SERIES

The Special Equity Fund is managed by five sub-advisors: two small-cap growth managers, two small-cap value managers, and one small-cap core manager. A multiple manager approach is utilized to assist in

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2004

                                  (UNAUDITED)

maximizing opportunities and dampening the volatility often associated with small-capitalization stocks. The Fund trailed the Russell 2000 Index for 2004. Stock selection was the primary driver for the underperformance, while sector allocations also had a small negative effect. Holdings that detracted from performance were primarily consumer discretionary names, such as Cox Radio Inc., Emmis Communications Corp., and Ruby Tuesday, Inc. In aggregate, stock selection in the consumer discretionary sector cost the Fund 2.5% in the relative performance, as the Fund returned 5.4% in this sector compared to the benchmark's 18.8%. Additionally, underweighted positions in the top-performing energy and materials sectors, which returned 56.7% and 34.6%, respectively, within the benchmark for the year, further detracted performance. Positive contributors to performance included Peoples Bank Bridgeport, InfoSpace Inc., and CNET Networks. Strong stock selection in the financial sector also added to performance.

                            SMALL-CAP GROWTH SERIES

The Small-Cap Growth Fund seeks a high level of capital appreciation through investment in a diversified portfolio of small-growth oriented or emerging growth companies that are believed to offer above average opportunities for long-term price appreciation. The Small-Cap Growth Fund finished the year with strong gains, but relative performance trailed that of the benchmark Russell 2000 Growth Index. The year's relative performance was largely due to stock selection in the technology and healthcare sectors as well as a relative underweight in the energy and basic industry/capital goods sectors. Strong performance in the consumer non-durables sector helped to offset these factors.

Among individual names, Urban Outfitters, Inc. was the biggest positive contributor to performance, rising more than 100% during the year as it continued to deliver strong earnings and sales growth. Coach, Inc. also continued to surpass expectations on earnings and sales growth and gained almost 50%. Travel-related firms also did well during the year with Four Seasons Hotels, Inc. delivering returns in excess of 50%.

Technology-related stocks comprised many of the worst performing stocks during the year as many companies failed to live up to lofty expectations. O2 Micro International, Ltd., Asyst Technology and Varian Semiconductor Equipment Associates, Inc. are three technology companies in the portfolio that performed poorly during the past year. The sub-advisor exited from Asyst Technology and Varian Semiconductor Equipment Associates, Inc., but opted to continue to hold O2 Micro International, Ltd.

For the coming year, the Fund will continue to seek out and hold those companies that have established market leadership and which the sub-advisor feels will be able to post superior earnings and sales growth.

                            AGGRESSIVE EQUITY SERIES

The Aggressive Equity Fund seeks to provide long-term capital appreciation through investment in large-capitalization, high-growth companies. The Fund invests in stocks which present an opportunity for significant increases in earnings, revenue and/or value. At the end of the third quarter, the Fund's objective was refined from one of all-capitalization growth to large-capitalization growth. Correspondingly, there was also a change in the Fund's sub-advisor, which is now Turner Investment Partners.

The Russell 1000 Growth Index posted 6.3% for the year. Growth lagged value in large part because the best performing sectors -- Utilities, Telecommunications and Energy -- had the smallest weightings in the Growth Index. The Fund relied on stock selection as the main driver of performance for these sectors. Consumer Discretionary, Financial and Information Technology sectors and names were the main contributors while Industrials failed to add value. The top performing stocks in the portfolio included Elan, Cooper Cos., Palmone, Urban Outfitters, Inc., XTO Energy and Apple Computer, Inc.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2004

                                  (UNAUDITED)

                             HIGH YIELD BOND SERIES

The High Yield Bond Fund seeks high current income as is consistent with providing reasonable safety of principal by investing in lower rated, high-yield corporate debt securities. Risk taking continued to be rewarded in 2004 in the high-yield space, as lower rated issues, such as B and CCC, benefited from improving credit ratings and better earnings fundamentals. In addition, such issues tend to be less sensitive to rising interest rates compared to higher rated credit sectors, such as BB. For the year, according to the Merrill Lynch High Yield Master II Index, CCC rated bonds gained 15.7%, followed by the B sector, which returned 10.4%. The BB sector only finished the year with a 9.3% return. The Fund's overweight to the CCC and B sectors at the expense of the BB sector contributed significantly to performance in 2004. Sector allocation decisions, however, had a slightly negative impact on relative performance, including an underweight to the strong energy industry and an overweight to the lagging cable/satellite TV industry. Energy issues in aggregate returned 12.3% for the Index, while cable/satellite TV trailed with a return of 8.3% for the year. In combination, these factors meant that the fund had strong absolute performance in line with the benchmark, but fell short of the 10.9% index return.

                          INTERNATIONAL EQUITY SERIES

The International Equity Fund provides access to international stock markets, which represent approximately two-thirds of the investment opportunities available worldwide. The International Equity Fund underwent a sub-advisory change in March as the incumbent was replaced with two style specific managers, Wellington Management Company and LSV Asset Management. The new structure pairs a growth manager, Wellington Management Company, with a value manager, LSV Asset Management. This coupling achieves the Fund objective which is an overall core approach in the international space.

The portfolio posted strong returns for the year, slightly trailing the MSCI World Ex-US Index return of 20.8%. Value outpaced growth for the second half of the year to bring it in firmly ahead of growth for 2004. As a result, the slight overweight to value within the portfolio was beneficial. From a cap size perspective, small and mid-caps led performance; therefore, the lower-than-benchmark average market cap for the portfolio was also additive. Looking at country selection, the overall contribution was slightly negative. The UK was the largest allocation (21%) at year end and largest overweight (7%) in the portfolio. Strong stock selection in the UK added to performance. Currency contribution was slightly negative, but is not an alpha generator and is expected to be neutral.

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                                        83

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2004

                                                         HIGH       INTERMEDIATE
                                         MONEY         QUALITY       GOVERNMENT         CORE                          VALUE &
                                         MARKET          BOND           BOND            BOND          BALANCED         INCOME
                                      ------------   ------------   ------------   --------------   ------------   --------------
ASSETS:
Securities, at cost.................  $748,623,310   $717,304,799   $350,694,701   $2,171,881,538   $418,696,867   $2,305,368,292
                                      ============   ============   ============   ==============   ============   ==============
Securities, at value, including
 investments held as collateral for
 securities out on loan (Note 4)....  $748,623,310   $710,319,325   $350,417,547   $2,180,919,786   $453,538,283   $2,744,291,344
Repurchase agreements (cost equals
 market)............................    60,216,832        698,287     6,103,722        46,075,207      8,603,926       66,108,926
Cash................................            --             --            --                --         19,097               --
Foreign currency holdings, at value
 (cost $31,058, $3,246 and
 $15,335,728, respectively).........            --             --            --            31,276          3,281               --
Receivable for securities sold......            --             --    10,312,500       236,270,070     24,248,450          996,418
Unrealized appreciation on foreign
 currency forward contracts.........            --             --            --         2,784,501        303,961               --
Variation margin....................            --             --            --                --         32,188               --
Interest receivable.................       752,643      4,296,758     1,630,660        14,357,614      1,262,549           10,224
Dividends receivable................            --             --            --                --        370,179        4,138,415
Foreign tax reclaim receivable......            --             --            --                --             --            1,879
Receivable from Advisor.............            --             --        20,940                --          5,991               --
Receivable from securities lending
 (net)..............................            --          4,305        16,613             8,111          1,991            9,536
                                      ------------   ------------   ------------   --------------   ------------   --------------
Total assets........................   809,592,785    715,318,675   368,501,982     2,480,446,565    488,389,896    2,815,556,742
                                      ------------   ------------   ------------   --------------   ------------   --------------
LIABILITIES:
Due to Advisor......................         3,362             --            --             1,220             --               --
Due to Custodian....................            --             --            --                --             --               --
Collateral for securities out on
 loan...............................            --     24,475,000    64,248,067       357,709,666     24,760,913      108,351,744
Foreign currency due to Custodian,
 at value (cost $113,948)...........            --             --            --                --             --               --
Payable for securities purchased....            --             --    47,617,584       290,105,164     27,991,206          599,598
Securities sold short, at value
 (proceeds $168,103,608 and
 $14,888,708, respectively).........            --             --            --       167,792,788     14,856,967               --
Unrealized depreciation on foreign
 currency forward contracts.........            --             --            --         8,811,052        849,714               --
Variation margin....................            --             --            --            72,047             --               --
Investment advisory fees............       177,743        204,564        77,951           493,237        159,974        1,020,983
Accrued expenses....................        59,295         44,733        55,729            93,506         44,433          121,095
Contingent liability (Note 6).......            --             --            --                --             --               --
                                      ------------   ------------   ------------   --------------   ------------   --------------
Total liabilities...................       240,400     24,724,297   111,999,331       825,078,680     68,663,207      110,093,420
                                      ------------   ------------   ------------   --------------   ------------   --------------
NET ASSETS..........................  $809,352,385   $690,594,378   $256,502,651   $1,655,367,885   $419,726,689   $2,705,463,322
                                      ============   ============   ============   ==============   ============   ==============

                       See notes to financial statements.

             GROWTH &          EQUITY         MID-CAP        MID-CAP       SMALL-CAP        SPECIAL        SMALL-CAP
              INCOME           GROWTH          VALUE          GROWTH         VALUE           EQUITY          GROWTH
          --------------   --------------   ------------   ------------   ------------   --------------   ------------

          $1,100,909,061   $2,134,500,942   $398,607,948   $224,614,152   $162,178,255   $1,176,986,716   $123,461,318
          ==============   ==============   ============   ============   ============   ==============   ============

          $1,214,103,718   $2,459,214,200   $452,395,238   $255,104,120   $193,589,256   $1,362,672,110   $137,958,965
               7,071,418       41,295,933     22,804,390      5,082,338      1,367,599       26,260,855      1,887,631
                      --               --             --             --             --        1,067,441             --

                      --               --             --             --             --               --             --
               2,615,671        4,690,905      4,318,789        412,396             --       10,445,848         47,359
                      --               --             --             --             --               --             --
                      --               --             --             --             --            2,295             --
                   5,683           14,872          4,854          3,415          1,448           12,059          2,059
               1,490,823        2,151,635        395,854         34,242        176,671        1,221,493         22,574
                     934              654          4,788             --             --            1,257            214
                      --               --          2,397         31,093          4,061               --          2,271
                  37,589           13,295          7,426         11,006          1,188           47,078          3,731
          --------------   --------------   ------------   ------------   ------------   --------------   ------------
           1,225,325,836    2,507,381,494    479,933,736    260,678,610    195,140,223    1,401,730,436    139,924,804
          --------------   --------------   ------------   ------------   ------------   --------------   ------------

                   6,673            4,920             --             --             --               --             --
                      --            8,998             --             --             --            5,747             --
              85,014,118      203,440,449     58,613,178     50,393,267     22,031,456      171,006,787     31,366,433
                      --               --             --             --             --          117,942             --
               3,719,182       12,057,374      6,351,818             --        227,162        2,052,639         22,745

                      --               --             --             --             --               --             --
                      --               --             --             --             --            2,369             --
                     475               --             --             --             --               --             --
                 579,529        1,194,720        228,378        125,524        117,192          895,583         77,619
                  57,425          115,086         29,683         58,947         28,464          118,627         28,855
                      --               --             --             --             --               --             --
          --------------   --------------   ------------   ------------   ------------   --------------   ------------
              89,377,402      216,821,547     65,223,057     50,577,738     22,404,274      174,199,694     31,495,652
          --------------   --------------   ------------   ------------   ------------   --------------   ------------
          $1,135,948,434   $2,290,559,947   $414,710,679   $210,100,872   $172,735,949   $1,227,530,742   $108,429,152
          ==============   ==============   ============   ============   ============   ==============   ============

            AGGRESSIVE     HIGH YIELD    INTERNATIONAL
              EQUITY          BOND           EQUITY
           ------------   ------------   --------------

           $384,745,597   $308,558,949   $1,262,989,346
           ============   ============   ==============

           $438,572,257   $329,712,140   $1,494,028,564
                     --     16,169,442       15,085,220
                     --             --               --

                     --             --       15,490,725
              3,187,268      1,725,550       17,063,507
                     --             --           97,112
                     --             --               --
                  2,643      6,638,496          132,789
                 83,911             --        1,255,943
                     --             --          630,089
                 25,897            811               --
                  8,840             --           65,737
           ------------   ------------   --------------
            441,880,816    354,246,439    1,543,849,686
           ------------   ------------   --------------

                     --             --               --
                856,129             --               --
             42,298,930             --      127,122,222
                     --             --               --
                674,689      2,268,187       14,057,632

                     --             --               --
                     --          3,950           44,823
                     --             --               --
                261,493        162,774          870,732
                 62,708         38,992          136,333
                     --             --               --
           ------------   ------------   --------------
             44,153,949      2,473,903      142,231,742
           ------------   ------------   --------------
           $397,726,867   $351,772,536   $1,401,617,944
           ============   ============   ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                               HIGH       INTERMEDIATE
                                                 MONEY        QUALITY      GOVERNMENT       CORE                       VALUE &
                                                MARKET         BOND           BOND          BOND        BALANCED        INCOME
                                              -----------   -----------   ------------   -----------   -----------   ------------
INVESTMENT INCOME:
Interest income.............................  $11,986,198   $22,311,088   $ 7,666,832    $61,599,370   $ 5,956,010   $    479,807
Securities lending income (net).............           --        29,633       133,678        301,101        36,417        145,453
Dividend income.............................           --            --            --             --     5,369,252     54,262,719
Less: foreign withholding taxes.............           --            --            --             --            --       (204,499)
                                              -----------   -----------   -----------    -----------   -----------   ------------
Total income................................   11,986,198    22,340,721     7,800,510     61,900,471    11,361,679     54,683,480
                                              -----------   -----------   -----------    -----------   -----------   ------------
EXPENSES:
Investment advisory fees....................    2,056,993     2,341,487       948,718      5,404,392     1,887,638     10,846,077
Custody fees................................      168,276       172,231        84,652        554,099       246,669        472,468
Audit fees..................................       23,901        28,147        28,494         32,663        27,984         28,851
Legal fees..................................       35,069        14,456        49,424         33,913         7,534        203,840
Reports to shareholders.....................       35,191         5,627        28,969         13,284         2,564         20,110
Miscellaneous fees..........................        4,128         3,419         1,407          6,668         5,595         20,801
                                              -----------   -----------   -----------    -----------   -----------   ------------
Total expenses..............................    2,323,558     2,565,367     1,141,664      6,045,019     2,177,984     11,592,147
Expenses reimbursed by the Advisor..........           --            --       (57,448)            --       (80,562)            --
                                              -----------   -----------   -----------    -----------   -----------   ------------
Net expenses................................    2,323,558     2,565,367     1,084,216      6,045,019     2,097,422     11,592,147
                                              -----------   -----------   -----------    -----------   -----------   ------------
NET INVESTMENT INCOME (LOSS)................    9,662,640    19,775,354     6,716,294     55,855,452     9,264,257     43,091,333
                                              -----------   -----------   -----------    -----------   -----------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses) on transactions
 from:
 Securities.................................      (68,909)      151,339      (958,216)    17,584,819    28,014,567    136,210,030
 Futures, written options and short sales...           --            --            --      2,034,427       275,477             --
 Foreign currency transactions..............           --            --            --        754,587      (797,829)            --
Change in net unrealized appreciation
 (depreciation) on:
 Securities.................................           --   (10,070,723)   (1,623,256)    (9,954,093)   (4,120,704)   124,599,254
 Futures, written options and short sales...           --            --            --      1,831,989       352,272             --
 Foreign currency translations..............           --            --            --      3,018,058       326,110             --
                                              -----------   -----------   -----------    -----------   -----------   ------------
Net realized and unrealized gains (losses)
 on investments.............................      (68,909)   (9,919,384)   (2,581,472)    15,269,787    24,049,893    260,809,284
                                              -----------   -----------   -----------    -----------   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................  $ 9,593,731   $ 9,855,970   $ 4,134,822    $71,125,239   $33,314,150   $303,900,617
                                              ===========   ===========   ===========    ===========   ===========   ============

                       See notes to financial statements.

      GROWTH &        EQUITY        MID-CAP       MID-CAP      SMALL-CAP      SPECIAL      SMALL-CAP    AGGRESSIVE    HIGH YIELD
       INCOME         GROWTH         VALUE        GROWTH         VALUE         EQUITY        GROWTH       EQUITY         BOND
    ------------   ------------   -----------   -----------   -----------   ------------   ----------   -----------   -----------
    $    118,829   $    486,864   $   174,747   $    37,887   $   41,507    $    305,771   $  25,539    $  103,517    $26,584,824
          77,418        110,292        54,391        47,417       32,477         435,904      27,965       114,805            --
      19,764,058     26,963,291     4,272,824       777,190    1,555,269      12,022,367     326,788     1,524,038       238,798
         (13,548)       (48,306)      (42,090)       (1,445)          --         (11,321)     (1,936)       (9,998)           --
    ------------   ------------   -----------   -----------   -----------   ------------   ----------   -----------   -----------
      19,946,757     27,512,141     4,459,872       861,049    1,629,253      12,752,721     378,356     1,732,362    26,823,622
    ------------   ------------   -----------   -----------   -----------   ------------   ----------   -----------   -----------
       6,428,226     12,888,076     2,004,782     1,349,517    1,150,035      10,328,852     836,819     3,401,765     1,702,720
         261,661        427,707       100,606        58,237       63,438         371,302      68,091        70,198       122,730
          28,263         31,675        22,262        22,178       27,196          29,777      27,172        27,027        29,020
          34,733         54,795         6,482        16,529        2,992          38,391       1,934        20,856         8,414
          77,203         47,239         2,378        31,075        1,084          40,371         795        32,846         2,650
           9,361         17,817         2,590         1,555        1,288          10,889         925         3,221         1,598
    ------------   ------------   -----------   -----------   -----------   ------------   ----------   -----------   -----------
       6,839,447     13,467,309     2,139,100     1,479,091    1,246,033      10,819,582     935,736     3,555,913     1,867,132
              --             --       (42,344)      (72,900)     (53,146)             --     (69,756)      (43,307)       (8,915)
    ------------   ------------   -----------   -----------   -----------   ------------   ----------   -----------   -----------
       6,839,447     13,467,309     2,096,756     1,406,191    1,192,887      10,819,582     865,980     3,512,606     1,858,217
    ------------   ------------   -----------   -----------   -----------   ------------   ----------   -----------   -----------
      13,107,310     14,044,832     2,363,116      (545,142)     436,366       1,933,139    (487,624)   (1,780,244)   24,965,405
    ------------   ------------   -----------   -----------   -----------   ------------   ----------   -----------   -----------
     115,263,875     31,940,963    42,407,767    12,882,888   11,963,670     237,402,239   8,624,552    53,282,314     2,115,482
         218,837             --            --            --           --         383,845          --            --            --
              --       (195,930)           --            --           --          (1,419)         --            --       (38,584)
     (14,746,118)   124,528,399    28,735,824    14,287,960   16,063,298     (94,435,273)  1,287,183    (6,938,097)    4,878,847
         (25,648)            --            --            --           --         (63,125)         --            --            --
              --        252,838            --            --           --            (128)         --            --        (2,274)
    ------------   ------------   -----------   -----------   -----------   ------------   ----------   -----------   -----------
     100,710,946    156,526,270    71,143,591    27,170,848   28,026,968     143,286,139   9,911,735    46,344,217     6,953,471
    ------------   ------------   -----------   -----------   -----------   ------------   ----------   -----------   -----------
    $113,818,256   $170,571,102   $73,506,707   $26,625,706   $28,463,334   $145,219,278   $9,424,111   $44,563,973   $31,918,876
    ============   ============   ===========   ===========   ===========   ============   ==========   ===========   ===========

     INTERNATIONAL
        EQUITY
     -------------
     $    342,745
          916,541
       34,265,596
       (3,475,347)
     ------------
       32,049,535
     ------------
        8,840,962
        1,236,229
           31,571
           41,346
           51,626
           10,146
     ------------
       10,211,880
               --
     ------------
       10,211,880
     ------------
       21,837,655
     ------------
      115,705,922
               --
       (1,206,452)
       90,404,364
               --
        1,402,931
     ------------
      206,306,765
     ------------
     $228,144,420
     ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                     HIGH        INTERMEDIATE
                                    MONEY           QUALITY       GOVERNMENT          CORE                            VALUE &
                                   MARKET            BOND            BOND             BOND           BALANCED          INCOME
                               ---------------   -------------   -------------   --------------   --------------   --------------
FROM OPERATIONS:
Net investment income
 (loss)......................  $     9,662,640   $  19,775,354   $  6,716,294    $   55,855,452   $    9,264,257   $   43,091,333
Net realized gains (losses)
 on transactions from:
 Securities..................          (68,909)        151,339       (958,216)       17,584,819       28,014,567      136,210,030
 Futures, written options and
   short sales...............               --              --             --         2,034,427          275,477               --
 Foreign currency
   transactions..............               --              --             --           754,587         (797,829)              --
Change in net unrealized
 appreciation (depreciation)
 on:
 Securities..................               --     (10,070,723)    (1,623,256)       (9,954,093)      (4,120,704)     124,599,254
 Futures, written options and
   short sales...............               --              --             --         1,831,989          352,272               --
 Foreign currency
   translations..............               --              --             --         3,018,058          326,110               --
                               ---------------   -------------   -------------   --------------   --------------   --------------
Net increase (decrease) in
 net assets resulting from
 operations..................        9,593,731       9,855,970      4,134,822        71,125,239       33,314,150      303,900,617
                               ---------------   -------------   -------------   --------------   --------------   --------------
FROM TRANSACTIONS IN
 INVESTORS' BENEFICIAL
 INTERESTS:
 Contributions...............    2,390,217,896     297,813,199    108,850,896       481,906,477       80,900,947      698,778,362
 Withdrawals.................   (2,390,031,840)   (239,823,125)  (122,003,055)     (366,450,838)    (128,574,240)    (495,301,392)
                               ---------------   -------------   -------------   --------------   --------------   --------------
Net increase (decrease) in
 net assets resulting from
 transactions in investors'
 beneficial interests........          186,056      57,990,074    (13,152,159)      115,455,639      (47,673,293)     203,476,970
                               ---------------   -------------   -------------   --------------   --------------   --------------
Net increase (decrease) in
 net assets..................        9,779,787      67,846,044     (9,017,337)      186,580,878      (14,359,143)     507,377,587
NET ASSETS:
Beginning of year............      799,572,598     622,748,334    265,519,988     1,468,787,007      434,085,832    2,198,085,735
                               ---------------   -------------   -------------   --------------   --------------   --------------
End of year..................  $   809,352,385   $ 690,594,378   $256,502,651    $1,655,367,885   $  419,726,689   $2,705,463,322
                               ===============   =============   =============   ==============   ==============   ==============

                       See notes to financial statements.

       GROWTH &          EQUITY         MID-CAP        MID-CAP       SMALL-CAP        SPECIAL        SMALL-CAP      AGGRESSIVE
        INCOME           GROWTH          VALUE          GROWTH         VALUE           EQUITY          GROWTH         EQUITY
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
    $   13,107,310   $   14,044,832   $  2,363,116   $   (545,142)  $    436,366   $    1,933,139   $   (487,624)  $  (1,780,244)
       115,263,875       31,940,963     42,407,767     12,882,888     11,963,670      237,402,239      8,624,552      53,282,314
           218,837               --             --             --             --          383,845             --              --
                --         (195,930)            --             --             --           (1,419)            --              --
       (14,746,118)     124,528,399     28,735,824     14,287,960     16,063,298      (94,435,273)     1,287,183      (6,938,097)
           (25,648)              --             --             --             --          (63,125)            --              --
                --          252,838             --             --             --             (128)            --              --
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
       113,818,256      170,571,102     73,506,707     26,625,706     28,463,334      145,219,278      9,424,111      44,563,973
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
       240,606,463      588,107,212    187,619,787     70,645,237     81,981,796      387,584,089     48,004,475     134,545,173
      (281,865,617)    (443,755,067)   (62,608,934)   (52,917,945)   (38,596,639)    (575,873,750)   (32,589,077)   (152,715,289)
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
       (41,259,154)     144,352,145    125,010,853     17,727,292     43,385,157     (188,289,661)    15,415,398     (18,170,116)
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
        72,559,102      314,923,247    198,517,560     44,352,998     71,848,491      (43,070,383)    24,839,509      26,393,857
     1,063,389,332    1,975,636,700    216,193,119    165,747,874    100,887,458    1,270,601,125     83,589,643     371,333,010
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
    $1,135,948,434   $2,290,559,947   $414,710,679   $210,100,872   $172,735,949   $1,227,530,742   $108,429,152   $ 397,726,867
    ==============   ==============   ============   ============   ============   ==============   ============   =============

      HIGH YIELD    INTERNATIONAL
         BOND           EQUITY
     ------------   --------------
     $ 24,965,405   $   21,837,655
        2,115,482      115,705,922
               --               --
          (38,584)      (1,206,452)
        4,878,847       90,404,364
               --               --
           (2,274)       1,402,931
     ------------   --------------
       31,918,876      228,144,420
     ------------   --------------
      119,654,473      363,246,391
      (82,501,587)    (238,806,763)
     ------------   --------------
       37,152,886      124,439,628
     ------------   --------------
       69,071,762      352,584,048
      282,700,774    1,049,033,896
     ------------   --------------
     $351,772,536   $1,401,617,944
     ============   ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                       HIGH        INTERMEDIATE
                                      MONEY           QUALITY       GOVERNMENT          CORE                          VALUE &
                                     MARKET            BOND            BOND             BOND          BALANCED         INCOME
                                 ---------------   -------------   -------------   --------------   ------------   --------------
FROM OPERATIONS:
Net investment income (loss)...  $     9,979,725   $  17,159,281   $  9,450,274    $   44,628,727   $  8,599,312   $   34,499,497
Net realized gains (losses) on
 transactions from:
 Securities....................            2,502       1,053,699      9,090,837        33,834,691     (2,378,526)     (14,947,882)
 Futures, written options and
   short sales.................               --              --             --        (7,377,329)      (381,773)              --
 Foreign currency
   transactions................               --              --             --        (9,734,134)    (1,376,703)              --
Change in net unrealized
 appreciation (depreciation)
 on:
 Securities....................               --      (6,996,509)   (12,217,945)       (7,048,140)    61,359,689      432,326,774
 Futures, written options and
   short sales.................               --              --             --         4,245,398        320,215               --
 Foreign currency
   translations................               --              --             --        (8,285,094)      (677,257)              --
                                 ---------------   -------------   -------------   --------------   ------------   --------------
Net increase (decrease) in net
 assets resulting from
 operations....................        9,982,227      11,216,471      6,323,166        50,264,119     65,464,957      451,878,389
                                 ---------------   -------------   -------------   --------------   ------------   --------------
FROM TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS:
 Contributions.................    4,895,275,949     443,551,095    136,326,640     1,006,604,253     87,161,756      787,647,945
 Withdrawals...................   (4,970,458,524)   (271,034,250)  (235,135,208)     (587,705,969)   (94,286,493)    (594,600,404)
                                 ---------------   -------------   -------------   --------------   ------------   --------------
Net increase (decrease) in net
 assets resulting from
 transactions in investors'
 beneficial interests..........      (75,182,575)    172,516,845    (98,808,568)      418,898,284     (7,124,737)     193,047,541
                                 ---------------   -------------   -------------   --------------   ------------   --------------
Net increase (decrease) in net
 assets........................      (65,200,348)    183,733,316    (92,485,402)      469,162,403     58,340,220      644,925,930
NET ASSETS:
Beginning of year..............      864,772,946     439,015,018    358,005,390       999,624,604    375,745,612    1,553,159,805
                                 ---------------   -------------   -------------   --------------   ------------   --------------
End of year....................  $   799,572,598   $ 622,748,334   $265,519,988    $1,468,787,007   $434,085,832   $2,198,085,735
                                 ===============   =============   =============   ==============   ============   ==============

                       See notes to financial statements.

       GROWTH &          EQUITY         MID-CAP        MID-CAP       SMALL-CAP        SPECIAL        SMALL-CAP     AGGRESSIVE
        INCOME           GROWTH          VALUE          GROWTH         VALUE           EQUITY         GROWTH         EQUITY
    --------------   --------------   ------------   ------------   ------------   --------------   -----------   -------------
    $    9,209,845   $    5,160,875   $    630,628   $   (295,799)  $    661,360   $     (259,523)  $  (78,423)   $  (1,976,889)
       (18,757,982)     (53,877,311)    16,382,379      7,924,068      3,460,669       93,446,698    3,962,414       28,566,283
           393,990               --             --             --             --        1,993,411           --               --
                --         (448,279)            12             --             --               --           --               --
       212,270,922      409,432,264     26,563,475     16,015,678     16,155,804      300,788,244   12,202,135       56,018,993
           183,859               --             --             --             --          229,855           --               --
                --         (253,185)            --             --             --               --           --               --
    --------------   --------------   ------------   ------------   ------------   --------------   -----------   -------------
       203,300,634      360,014,364     43,576,494     23,643,947     20,277,833      396,198,685   16,086,126       82,608,387
    --------------   --------------   ------------   ------------   ------------   --------------   -----------   -------------
       426,163,342      842,583,806    152,858,411    117,035,920     74,205,600      619,304,338   60,627,113      219,225,766
      (365,696,147)    (373,850,553)   (27,871,166)   (19,202,750)   (11,516,201)    (750,860,756)  (9,645,051)    (242,800,742)
    --------------   --------------   ------------   ------------   ------------   --------------   -----------   -------------
                        468,733,253    124,987,245     97,833,170     62,689,399     (131,556,418)  50,982,062      (23,574,976)
        60,467,195
    --------------   --------------   ------------   ------------   ------------   --------------   -----------   -------------
       263,767,829      828,747,617    168,563,739    121,477,117     82,967,232      264,642,267   67,068,188       59,033,411
       799,621,503    1,146,889,083     47,629,380     44,270,757     17,920,226    1,005,958,858   16,521,455      312,299,599
    --------------   --------------   ------------   ------------   ------------   --------------   -----------   -------------
    $1,063,389,332   $1,975,636,700   $216,193,119   $165,747,874   $100,887,458   $1,270,601,125   $83,589,643   $ 371,333,010
    ==============   ==============   ============   ============   ============   ==============   ===========   =============

      HIGH YIELD      INTERNATIONAL
         BOND            EQUITY
     -------------   ---------------
     $  21,480,918   $     8,873,734
        14,222,810       (29,216,895)
                --                --
                --         4,292,233
        23,379,451       279,190,953
                --                --
                --        (2,877,612)
     -------------   ---------------
        59,083,179       260,262,413
     -------------   ---------------
       164,492,103     1,663,422,826
      (148,960,043)   (1,531,539,691)
     -------------   ---------------
        15,532,060       131,883,135
     -------------   ---------------
        74,615,239       392,145,548
       208,085,535       656,888,348
     -------------   ---------------
     $ 282,700,774   $ 1,049,033,896
     =============   ===============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                    ------------
             COMMERCIAL PAPER -- 43.2%
$31,650,000  Abbey National NA LLC,
               2.17%, 01/04/05..............  $ 31,644,277
 18,960,000  Bank of America Corp.,
               2.11%, 02/02/05..............    18,924,440
 32,380,000  Barclays US Funding LLC,
               2.34%, 02/28/05..............    32,257,925
 32,350,000  Calyon North America, Inc.,
               2.24%, 01/19/05..............    32,313,768
 33,780,000  Credit Suisse First Boston NY,
               1.95%, 01/03/05..............    33,776,341
 34,990,000  HSBC Americas, Inc.,
               2.34%, 01/20/05..............    34,946,787
 32,240,000  ING (US) Funding LLC,
               2.28%, 02/04/05..............    32,170,577
 35,100,000  Jupiter Securities
               Corp. -- 144A,
               2.35%, 01/18/05..............    35,061,132
 35,040,000  Morgan Stanley,
               2.34%, 01/25/05..............    34,985,338
 31,410,000  Rabobank USA Financial Corp.,
               2.16%, 01/18/05..............    31,377,962
 31,920,000  UBS Finance (Delaware), Inc.,
               2.20%, 01/06/05..............    31,910,247
                                              ------------
             TOTAL COMMERCIAL PAPER (Cost
               $349,368,794)................   349,368,794
                                              ------------
             DOMESTIC CERTIFICATES OF DEPOSIT -- 4.3%
 34,990,000  Wells Fargo Bank NA,
               2.32%, 01/07/05
               (Cost $34,990,000)...........    34,990,000
                                              ------------
             YANKEE CERTIFICATES OF DEPOSIT -- 16.3%
 32,280,000  Bank of Montreal,
               2.27%, 02/01/05..............    32,280,000
 32,360,000  Dexia Bank,
               2.24%, 01/05/05..............    32,360,000
 32,320,000  HBOS Treasury Services PLC,
               2.31%, 02/09/05..............    32,320,000
 34,880,000  Toronto Dominion Holdings,
               2.39%, 02/25/05..............    34,880,000
                                              ------------
             TOTAL YANKEE CERTIFICATES OF
               DEPOSIT (Cost
               $131,840,000)................   131,840,000
                                              ------------
             MEDIUM TERM CORPORATE NOTES -- 1.6%
 13,000,000  Caterpillar Financial Service
               Corp., Floating Rate,
               2.18%, 07/09/05(a) (Cost
               $13,000,000).................    13,000,000
                                              ------------

 PRINCIPAL                                       VALUE
 ---------                                    ------------
             SHORT TERM US GOVERNMENT AGENCY
               SECURITIES -- 23.3%
             FANNIE MAE -- 11.7%
$26,560,000    2.13%, 01/03/05..............  $ 26,556,857
  9,260,000    1.87%, 02/23/05..............     9,234,507
 20,200,000  Floating Rate,
               1.50%, 02/14/05(a)...........    20,200,000
 25,000,000    2.07%, 04/29/05..............    24,830,785
 14,100,000  Floating Rate,
               2.36%, 06/09/05(a)...........    14,098,258
                                              ------------
                                                94,920,407
                                              ------------
             FEDERAL HOME LOAN BANK -- 5.5%
  7,650,000    1.47%, 03/01/05..............     7,650,000
 20,200,000    1.40%, 04/01/05..............    20,199,889
 16,500,000    1.66%, 05/16/05..............    16,508,274
                                              ------------
                                                44,358,163
                                              ------------
             FREDDIE MAC -- 6.1%
 20,200,000  Floating Rate,
               1.50%, 02/14/05(a)...........    20,200,000
 15,000,000    2.34%, 03/08/05..............    14,935,733
 14,100,000  Floating Rate,
               2.00%, 10/07/05(a)...........    14,100,000
                                              ------------
                                                49,235,733
                                              ------------
             TOTAL SHORT TERM US GOVERNMENT
               AGENCY SECURITIES
               (Cost $188,514,303)..........   188,514,303
                                              ------------
             SHORT TERM CORPORATE NOTES -- 3.8%
 16,900,000  American Express Credit
               Company, Floating Rate,
               2.38%, 04/05/05(a)...........    16,910,213
 14,000,000  Merrill Lynch & Company,
               Floating Rate,
               2.54%, 03/11/05(a)...........    14,000,000
                                              ------------
             TOTAL SHORT TERM CORPORATE
               NOTES
               (Cost $30,910,213)...........    30,910,213
                                              ------------
             TOTAL SECURITIES
               (Cost $748,623,310)..........   748,623,310
                                              ------------

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                    ------------
             REPURCHASE AGREEMENTS -- 7.4%
$60,210,000  With Barclays Bank PLC, dated
               12/31/04, 2.25%, due
               01/03/05, repurchase proceeds
               at maturity $60,221,289
               (Collateralized by Fannie Mae
               Discount Note, zero coupon,
               due 02/07/05, with a value of
               $10,274,250, various Fannie
               Maes, 2.00% -- 3.88%, due
               03/15/05-01/26/07, with a
               total value of $16,412,699,
               Federal Home Loan Bank,
               2.38%, due 04/05/06, with a
               value of $10,514,554, Federal
               Home Loan Bank Discount Note,
               zero coupon, due 06/03/05,
               with a value of $3,405,727,
               Freddie Mac, 4.00%, due
               08/10/09, with a value of
               $10,170,467, and Tennessee
               Valley Authority, 6.38%, due
               06/15/05, with a value of
               $10,636,804).................  $ 60,210,000
      6,832  With Investors Bank & Trust,
               dated 12/31/04, 1.88%, due
               01/03/05, repurchase proceeds
               at maturity $6,833
               (Collateralized by Freddie
               Mac, 2.95%, due 03/15/32,
               with a value of $7,210)......         6,832
                                              ------------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $60,216,832)...........    60,216,832
                                              ------------
             Total Investments -- 99.9%
               (Cost $808,840,142)..........   808,840,142
             Other assets less
               liabilities -- 0.1%..........       512,243
                                              ------------
             NET ASSETS -- 100.0%...........  $809,352,385
                                              ============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $808,840,142.
---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES -- 76.4%
             BANKS -- 17.8%
$1,000,000   Abbey National PLC, Series EMTN,
               6.69%, 10/17/05...............  $  1,025,126
 6,490,000   ABN AMRO Bank NV (Chicago),
               7.25%, 05/31/05...............     6,602,082
 5,000,000   Amsouth Bank NA, Series BKNT,
               Floating Rate,
               2.13%, 01/20/06(b)............     5,004,810
 1,000,000   Bank of America Corp.,
               6.20%, 02/15/06...............     1,032,705
 4,000,000   Bank of America Corp.,
               7.13%, 03/01/09...............     4,471,824
 1,500,000   Bank of America Corp., Series
               MTN1, Floating Rate,
               2.63%, 08/26/05(b)............     1,502,637
 4,100,000   Bank of Montreal-Chicago,
               6.10%, 09/15/05...............     4,185,690
 3,000,000   Bank of Montreal-Chicago,
               7.80%, 04/01/07...............     3,260,286
 4,000,000   Bank of Scotland -- 144A,
               3.50%, 11/30/07...............     3,988,860
 2,000,000   BankBoston NA, Series BKNT,
               6.38%, 04/15/08...............     2,157,862
 1,000,000   Bayerische Landesbank,
               4.13%, 01/14/05...............     1,000,358
 2,500,000   Deutsche Bank Financial,
               6.70%, 12/13/06...............     2,652,863
 2,000,000   Fifth Third Bank,
               6.75%, 07/15/05...............     2,040,112
 2,000,000   HBOS Treasury Services PLC --
               144A,
               3.75%, 09/30/08...............     1,998,392
 5,333,000   HSBC Bank PLC,
               7.63%, 06/15/06...............     5,690,823
 1,000,000   HSBC Bank PLC,
               6.95%, 03/15/11...............     1,152,514
 2,650,000   Inter-American Development Bank,
               8.40%, 09/01/09...............     3,143,099
 5,000,000   KFW International Finance,
               Series DTC,
               5.25%, 06/28/06...............     5,162,920
 2,000,000   KFW International Finance,
               Series DTC,
               4.75%, 01/24/07...............     2,063,306
 5,000,000   National City Bank, Series BKNT,
               2.70%, 08/24/09...............     4,872,050
 1,000,000   National Westminster Bank,
               7.38%, 10/01/09...............     1,139,590
 6,115,000   Nordea Bank (Finland),
               6.50%, 01/15/06...............     6,324,151
 5,000,000   SouthTrust Bank NA, Series BKNT,
               Floating Rate,
               2.43%, 12/14/05(b)............     5,002,740
 4,000,000   SunTrust Banks, Inc., Series
               BKNT, Floating Rate,
               2.56%, 10/03/05(b)............     4,003,076

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             BANKS (CONTINUED)
$3,000,000   Svenska Handelsbanken,
               8.13%, 08/15/07...............  $  3,327,258
 3,000,000   Swiss Bank Corp.,
               7.25%, 09/01/06...............     3,189,144
 3,000,000   US Bancorp, Series MTNN,
               5.10%, 07/15/07...............     3,104,679
 2,145,000   US Bank NA (Minnesota), Series
               BKNT,
               7.30%, 08/15/05...............     2,194,148
 3,000,000   US Bank NA, Series BKNT,
               Floating Rate,
               2.44%, 12/05/05(b)............     3,001,110
 3,500,000   US Central Credit Union,
               2.75%, 05/30/08...............     3,390,338
 1,500,000   Wachovia Corp.,
               7.55%, 08/18/05...............     1,542,872
 7,000,000   Wachovia Corp., Floating Rate,
               2.50%, 07/20/07(c)............     7,003,170
 3,166,000   Wells Fargo & Company,
               6.88%, 04/01/06...............     3,301,951
 2,000,000   Wells Fargo & Company, Floating
               Rate,
               2.56%, 06/12/06(b)............     2,003,318
 4,000,000   Wells Fargo & Company, Floating
               Rate,
               2.58%, 09/15/06(b)............     4,006,836
 6,000,000   Wells Fargo & Company, Floating
               Rate,
               2.61%, 09/28/07(b)............     6,005,784
 1,000,000   Wells Fargo & Company, Series
               MTNH,
               6.75%, 10/01/06...............     1,060,907
                                               ------------
                                                122,609,391
                                               ------------
             BUSINESS SERVICES AND SUPPLIES -- 0.4%
 2,500,000   First Data Corp.,
               6.75%, 07/15/05...............     2,551,328
                                               ------------
             FINANCIAL SERVICES -- 9.0%
 4,000,000   Associates Corp. NA, Series
               MTNH,
               7.63%, 04/27/05...............     4,060,384
 5,000,000   Citigroup, Inc.,
               3.50%, 02/01/08...............     4,981,295
 4,500,000   Citigroup, Inc., Floating Rate,
               2.50%, 06/04/07(b)............     4,504,068
 3,570,000   General Electric Capital Corp.,
               8.30%, 09/20/09...............     4,175,433
 1,000,000   General Electric Capital Corp.,
               Series MTNA,
               8.70%, 03/01/07...............     1,105,288
 6,000,000   Goldman Sachs Group, Inc.,
               Series MTN1, Floating Rate,
               2.20%, 01/09/07(b)............     6,010,860
 8,000,000   Heller Financial, Inc.,
               8.00%, 06/15/05...............     8,180,823

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2004

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
$1,000,000   Heller Financial, Inc.,
               6.38%, 03/15/06...............  $  1,035,286
 7,000,000   Lehman Brothers Holdings, Inc.,
               8.25%, 06/15/07...............     7,769,853
 2,000,000   Lehman Brothers Holdings, Inc.,
               7.00%, 02/01/08...............     2,186,694
 5,000,000   Morgan Stanley,
               3.88%, 01/15/09...............     4,976,795
 2,000,000   Morgan Stanley, Floating Rate,
               2.24%, 07/27/07(b)............     2,001,196
 6,000,000   The Bear Stearns Companies,
               Inc., Series MTNB, Floating
               Rate,
               2.76%, 06/19/06(b)............     6,022,074
 2,727,270   Toyota Motor Credit Corp.,
               Series MTN,
               2.75%, 08/06/09...............     2,672,002
 2,500,000   Toyota Motor Credit Corp.,
               Series MTN, Floating Rate,
               2.42%, 09/09/05(c)............     2,501,713
                                               ------------
                                                 62,183,764
                                               ------------
             FOOD AND BEVERAGE -- 0.9%
 6,000,000   Kellogg Company, Series B,
               6.00%, 04/01/06...............     6,187,968
                                               ------------
             INSURANCE -- 0.3%
 2,000,000   Met Life Global Funding
               I -- 144A,
               4.25%, 07/30/09...............     2,015,192
                                               ------------
             OIL, COAL AND GAS -- 1.2%
 3,500,000   ConocoPhillips,
               8.75%, 05/25/10...............     4,276,034
 3,760,000   Tosco Corp.,
               7.25%, 01/01/07...............     4,012,924
                                               ------------
                                                  8,288,958
                                               ------------
             PHARMACEUTICALS -- 0.4%
 3,000,000   Abbott Laboratories,
               5.63%, 07/01/06...............     3,102,723
                                               ------------
             PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
               VEHICLES -- 12.9%
 6,575,000   AmeriCredit Auto Receivables
               Trust, Series 2002-C, Class
               A4,
               3.55%, 02/12/09...............     6,601,936
 1,741,034   Capital One Auto Finance Trust,
               Series 2003-A, Class A3A,
               1.83%, 10/15/07...............     1,732,896
 3,500,000   Capital One Prime Auto
               Receivables Trust, Series
               2004-3, Class A4,
               3.69%, 06/15/10...............     3,492,344
 4,500,000   Carmax Auto Owner Trust, Series
               2004-2, Class A4,
               3.46%, 09/15/11...............     4,462,112
 2,113,988   Chevy Chase Auto Receivables
               Trust, Series 2001-2, Class
               A4,
               4.44%, 04/16/07...............     2,124,930

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
               VEHICLES (CONTINUED)
$7,500,000   Fifth Third Auto Trust, Series
               2004-A, Class A4,
               3.70%, 10/20/11...............  $  7,516,116
 4,525,000   Franklin Auto Trust, Series
               2003-1, Class A4,
               2.27%, 05/20/11...............     4,438,065
 2,000,000   Franklin Auto Trust, Series
               2004-1, Class A2,
               3.57%, 03/16/09...............     1,985,655
 3,000,000   Harley-Davidson Motorcycle
               Trust, Series 2004-1, Class
               A2,
               2.53%, 11/15/11...............     2,939,590
 2,000,000   Household Automotive Trust,
               Series 2003-1, Class A3,
               1.73%, 12/17/07...............     1,988,050
 1,597,989   Hyundai Auto Receivables Trust,
               Series 2002-A, Class A3,
               2.80%, 02/15/07...............     1,597,347
   942,161   Marshall & Ilsley Auto Loan
               Trust, Series 2002-1, Class
               A3,
               2.49%, 10/22/07...............       942,029
 3,500,000   National City Auto Receivables
               Trust, Series 2004-A, Class
               A3,
               2.11%, 07/15/08...............     3,457,066
 3,250,000   Onyx Acceptance Auto Trust,
               Series 2002-D, Class A4,
               3.10%, 07/15/09...............     3,248,758
 1,500,000   Onyx Acceptance Auto Trust,
               Series 2004-A, Class A3,
               2.19%, 03/17/08...............     1,485,337
 1,619,990   Provident Auto Lease ABS Trust,
               Series 1999-1, Class A2,
               7.03%, 01/14/12...............     1,646,761
 4,000,000   Regions Auto Receivables Trust,
               Series 2003-2, Class A3,
               2.31%, 01/15/08...............     3,974,394
   193,986   Ryder Vehicle Lease Trust,
               Series 2001-A, Class A4,
               5.81%, 08/15/06...............       194,721
 2,200,000   Ryder Vehicle Lease Trust,
               Series 2001-A, Class A5,
               6.17%, 11/15/07...............     2,255,298
 4,230,568   Susquehanna Auto Lease Trust,
               Series 2003-1, Class A3,
               2.46%, 01/14/07...............     4,210,581
 5,000,000   Triad Auto Receivables Owner
               Trust, Series 2002-A, Class
               A4,
               3.24%, 08/12/09...............     5,006,253
 8,000,000   Volkswagen Auto Loan Enhanced
               Trust, Series 2003-2, Class
               A3,
               2.27%, 10/22/07...............     7,943,501
 8,500,000   Wachovia Auto Owner Trust,
               Series 2004-A, Class A4,
               3.66%, 07/20/10...............     8,514,448

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2004

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
               VEHICLES (CONTINUED)
$4,500,000   WFS Financial Owner Trust,
               Series 2004-1, Class A4,
               2.81%, 08/22/11...............  $  4,420,938
 3,000,000   Whole Auto Loan Trust, Series
               2003-1, Class A3B,
               1.99%, 05/15/07...............     2,974,781
                                               ------------
                                                 89,153,907
                                               ------------
             PRIVATE ASSET BACKED: BANKS -- 0.2%
 1,550,000   Bank One Issuance Trust, Series
               2002-A2, Class A2,
               4.16%, 01/15/08...............     1,559,338
                                               ------------
             PRIVATE ASSET BACKED: CREDIT CARDS -- 5.1%
 1,625,000   Advanta Business Card Master
               Trust, Series 2000-C, Class B,
               Floating Rate,
               3.11%, 04/20/08(c)............     1,628,372
 1,500,000   Chemical Master Credit Card
               Trust 1, Series 1996-2, Class
               A,
               5.98%, 09/15/08...............     1,539,547
 5,000,000   Citibank Credit Card Issuance
               Trust, Series 2000-A3, Class
               A3,
               6.88%, 11/16/09...............     5,444,696
 2,000,000   Citibank Credit Card Issuance
               Trust, Series 2003-A6, Class
               A6,
               2.90%, 05/17/10...............     1,948,457
 5,375,000   Citibank Omni-S Master Trust,
               Series 2000-2, Class A,
               6.75%, 09/16/09...............     5,512,569
 3,000,000   Fleet Credit Card Master Trust
               II, Series 2001-B, Class A,
               5.60%, 12/15/08...............     3,097,309
 1,700,000   Household Private Label Credit
               Card Master Note Trust I,
               Series 2002-2, Class A,
               Floating Rate,
               2.57%, 01/18/11(c)............     1,704,383
 6,000,000   Nordstrom Private Label Credit
               Card, Series 2001-1A, Class A,
               4.82%, 04/15/10...............     6,145,982
 5,500,000   Prime Credit Card Master Trust,
               Series 2000-1, Class A,
               6.70%, 10/15/09...............     5,670,721
 2,570,000   Standard Credit Card Master
               Trust, Series 1994-2, Class A,
               7.25%, 04/07/08...............     2,699,072
                                               ------------
                                                 35,391,108
                                               ------------
             PRIVATE ASSET BACKED: FINANCIAL
               SERVICES -- 5.4%
   983,367   Caterpillar Financial Asset
               Trust, Series 2002-A, Class
               A3,
               3.15%, 02/25/08...............       985,437
 2,358,489   Caterpillar Financial Asset
               Trust, Series 2003-A, Class
               A3,
               1.66%, 12/26/07...............     2,336,123

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: FINANCIAL SERVICES
               (CONTINUED)
$4,500,000   Caterpillar Financial Asset
               Trust, Series 2004-A, Class
               A3,
               3.13%, 01/26/09...............  $  4,484,888
 3,765,695   Community Program Loan Trust,
               Series 1987-A, Class A4,
               4.50%, 10/01/18...............     3,769,003
 1,271,330   Distribution Financial Services
               Trust, Series 2001-1, Class
               A4,
               5.67%, 01/17/17...............     1,285,799
 3,000,000   First National Master Note
               Trust, Series 2003-1, Class A,
               Floating Rate,
               2.50%, 08/15/08(c)............     3,005,478
 1,550,000   Morgan Stanley Capital I, Series
               2001-IQA, Class A2,
               5.33%, 12/18/32...............     1,603,900
   237,309   Morgan Stanley Capital I, Series
               2002-HQ, Class A1,
               4.59%, 04/15/34...............       239,812
 1,057,522   Morgan Stanley Capital I, Series
               2002-IQ2, Class A1,
               4.09%, 12/15/35...............     1,065,657
 1,716,191   Morgan Stanley Capital I, Series
               2003-T11, Class A1,
               3.26%, 06/13/41...............     1,695,590
 1,782,125   Morgan Stanley Capital I, Series
               2004-T13, Class A1,
               2.85%, 09/13/45...............     1,745,306
   385,403   Morgan Stanley Capital, Series
               1999-RM1, Class A1,
               6.37%, 12/15/31...............       397,864
   736,186   Morgan Stanley Capital, Series
               2001-TOP3, Class A1,
               5.31%, 07/15/33...............       747,635
   468,847   Nations Credit Grantor Trust,
               Series 1997, Class A,
               6.75%, 08/15/13...............       475,252
 3,113,061   Navistar Financial Corp. Owner
               Trust, Series 2001-B, Class
               A4,
               4.37%, 11/17/08...............     3,124,655
 2,150,000   PSE&G Transition Funding LLC,
               Series 2001-1, Class A3,
               5.98%, 06/15/08...............     2,209,422
 3,550,000   PSE&G Transition Funding LLC,
               Series 2001-1, Class A5,
               6.45%, 03/15/13...............     3,949,157
 3,792,158   Public Service New Hampshire
               Funding LLC, Series 2001-1,
               Class A2,
               5.73%, 11/01/10...............     3,943,347
                                               ------------
                                                 37,064,325
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2004

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: MORTGAGE AND HOME
               EQUITY -- 10.2%
$4,007,984   Banc of America Commercial
               Mortgage, Inc., Series 2002-2,
               Class A1,
               3.37%, 07/11/43...............  $  3,998,223
 2,714,041   Banc of America Commercial
               Mortgage, Inc., Series 2003-2,
               Class A1,
               3.41%, 03/11/41...............     2,691,340
    36,686   BankBoston Home Equity Loan
               Trust, Series 1998-1, Class
               A4,
               6.42%, 01/25/21...............        36,637
 2,187,194   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               1998-C1, Class A1,
               6.34%, 06/16/30...............     2,271,352
   998,390   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               1999-C1, Class A1,
               5.91%, 02/14/31...............     1,037,329
 1,730,871   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               2001-TOP4, Class A1,
               5.06%, 11/15/16...............     1,783,675
   898,598   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               2002-PBW1, Class A1,
               3.97%, 11/11/35...............       897,941
 1,957,711   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               2004-PWR5, Class A1,
               3.76%, 07/11/42...............     1,952,028
 2,503,349   Commercial Mortgage Pass-Through
               Certificates, Series
               2004-LB2A, Class A1,
               2.96%, 03/10/39...............     2,453,793
 2,221,437   Contimortgage Home Equity Loan
               Trust, Series 1998-2, Class
               A7,
               6.57%, 03/15/23...............     2,275,880
   522,527   Credit Suisse First Boston
               Mortgage Securities Corp.,
               Series 2001-CF2, Class A1,
               5.26%, 02/15/34...............       525,817
 4,047,771   Credit Suisse First Boston
               Mortgage Securities Corp.,
               Series 2003-C3, Class A1,
               2.08%, 05/15/38...............     3,924,230
 4,194,746   Credit Suisse First Boston
               Mortgage Securities Corp.,
               Series 2004-C1, Class A1,
               2.25%, 01/15/37...............     4,107,573
    54,933   DLJ Commercial Mortgage Corp.,
               Series 1998-CG1, Class A1A,
               6.11%, 06/10/31...............        55,009
 3,000,000   Equity One ABS, Inc., Series
               2004-3, Class AF2,
               3.80%, 07/25/34...............     2,989,562
    19,961   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2001-2, Class A1,
               5.26%, 08/11/33...............        19,973

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: MORTGAGE AND HOME EQUITY
               (CONTINUED)
$  853,188   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2001-3, Class A1,
               5.56%, 06/10/38...............  $    893,688
   597,248   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2002-1, Class A1,
               5.03%, 12/10/35...............       609,780
 3,737,611   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2002-3A, Class A1,
               4.23%, 12/10/37...............     3,771,299
 3,085,473   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2004-C3, Class A1,
               3.75%, 07/10/39...............     3,080,434
 2,200,000   GMAC Mortgage Corp. Loan Trust,
               Series 2004-GH1, Class A2,
               4.39%, 12/25/25...............     2,213,258
   655,629   IMC Home Equity Loan Trust,
               Series 1997-3, Class A7,
               7.08%, 08/20/28...............       655,189
 1,437,009   Interstar Millennium Trust,
               Series 2003-3G, Class A2,
               Floating Rate,
               2.80%, 09/27/35(b)............     1,437,974
 2,292,596   Interstar Millennium Trust,
               Series 2004-2G, Class A,
               Floating Rate,
               2.68%, 03/14/36(b)............     2,294,907
   865,125   JP Morgan Chase Commercial
               Mortgage Securities Corp.,
               Series 2002-C2, Class A1,
               4.33%, 12/12/34...............       871,893
 1,935,311   LB-UBS Commercial Mortgage
               Trust, Series 2003-C1, Class
               A1,
               2.72%, 03/15/27...............     1,900,120
 1,850,000   LB-UBS Commercial Mortgage
               Trust, Series 2003-C1, Class
               A2,
               3.32%, 03/15/27...............     1,821,275
 2,938,600   LB-UBS Commercial Mortgage
               Trust, Series 2003-C3, Class
               A1,
               2.60%, 05/15/27...............     2,862,214
 3,000,000   LB-UBS Commercial Mortgage
               Trust, Series 2003-C5, Class
               A2,
               3.48%, 07/15/27...............     2,954,589
 1,987,297   LB-UBS Commercial Mortgage
               Trust, Series 2004-C8, Class
               A1,
               3.94%, 12/15/29...............     1,993,865
 3,400,000   Residential Asset Mortgage
               Products, Inc., Series
               2003-RS11, Class AI4,
               4.26%, 06/25/29...............     3,402,362

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2004

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: MORTGAGE AND HOME EQUITY
               (CONTINUED)
$  335,840   Travelers Mortgage Securities
               Corp., Series 1, Class Z2,
               12.00%, 03/01/14..............  $    340,085
 3,446,632   Vendee Mortgage Trust, Series
               1996-1, Class 1K,
               6.75%, 11/15/12...............     3,508,689
 5,124,704   Wachovia Bank Commercial
               Mortgage Trust, Series 2003-4,
               Class A1,
               3.00%, 04/15/35...............     5,043,907
                                               ------------
                                                 70,675,890
                                               ------------
             PRIVATE ASSET BACKED: OTHER -- 7.3%
 2,312,782   Bear Stearns Asset Backed
               Securities, Inc., Series
               2003-AC3, Class A1,
               4.00%, 07/25/33...............     2,287,021
 4,672,000   California Infrastructure PG&E
               Corp., Series 1997-1, Class
               A8,
               6.48%, 12/26/09...............     4,993,179
 3,093,780   California Infrastructure SCE-1,
               Series 1997-1, Class A6,
               6.38%, 09/25/08...............     3,191,597
   459,777   CIT Equipment Collateral, Series
               2002-VT1, Class A3,
               4.03%, 01/20/06...............       461,061
 2,500,000   CIT Equipment Collateral, Series
               2003-VT1, Class A3B,
               1.63%, 04/20/07...............     2,478,116
 2,000,000   CIT Equipment Collateral, Series
               2004-VT1, Class A3,
               2.20%, 03/20/08...............     1,976,362
 3,000,000   CIT RV Trust, Series 1998-A,
               Class A5,
               6.12%, 11/15/13...............     3,092,782
 5,000,000   CNH Equipment Trust, Series
               2004-A, Class A3B,
               2.94%, 10/15/08...............     4,953,920
 2,000,000   CNH Wholesale Master Note Trust,
               Series 2003-1, Class A,
               Floating Rate,
               2.60%, 08/15/08(c)............     2,000,659
 6,000,000   Connecticut RRB Special Purpose
               Trust CL&P1, Series 2001-1,
               Class A3,
               5.73%, 03/30/09...............     6,202,822
 2,449,043   Crusade Global Trust, Series
               2004-2, Class A1, Floating
               Rate,
               2.46%, 11/19/37(b)............     2,448,859
 4,000,000   GE Dealer Floorplan Master Note
               Trust, Series 2004-2, Class A,
               Floating Rate,
               2.22%, 07/20/09(c)............     4,009,355
 2,600,000   Illinois Power Special Purpose
               Trust, Series 1998-1, Class
               A6,
               5.54%, 06/25/09...............     2,686,997

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: OTHER (CONTINUED)
$4,837,875   Nelnet Student Loan Corp.,
               Series 2001-A, Class A1,
               5.76%, 07/01/12...............  $  5,000,753
 2,221,186   PBG Equipment Trust, Series 1A,
               Class A,
               6.27%, 01/20/12...............     2,257,174
 2,400,000   Providian Gateway Master Trust,
               Series 2004-FA, Class A,
               3.65%, 11/15/11...............     2,389,500
                                               ------------
                                                 50,430,157
                                               ------------
             PRIVATE ASSET BACKED: RECEIVABLES -- 0.5%
 3,774,304   Alter Moneta Receivables LLC,
               Series 2003-1,
               2.56%, 03/15/11...............     3,762,791
                                               ------------
             PRIVATE ASSET BACKED: TRANSPORTATION -- 1.3%
 2,150,000   E-Trade RV and Marine Trust,
               Series 2004-1, Class A3,
               3.62%, 10/08/18...............     2,139,922
 1,452,531   Railcar Leasing LLC, Series 1,
               Class A1,
               6.75%, 07/15/06...............     1,491,263
 5,000,000   Railcar Leasing LLC, Series 1,
               Class A2,
               7.13%, 01/15/13...............     5,518,275
                                               ------------
                                                  9,149,460
                                               ------------
             PRIVATE ASSET BACKED: UTILITIES -- 1.1%
 5,000,000   PECO Energy Transition Trust,
               Series 1999-A, Class A6,
               6.05%, 03/01/09...............     5,197,540
 2,000,000   PECO Energy Transition Trust,
               Series 2001-A, Class A1,
               6.52%, 12/31/10...............     2,223,373
                                               ------------
                                                  7,420,913
                                               ------------
             REAL ESTATE INVESTMENT TRUSTS -- 0.1%
   875,000   AvalonBay Communities,
               6.63%, 01/15/05...............       875,850
                                               ------------
             SPECIAL PURPOSE ENTITY -- 1.1%
 2,500,000   New York Life Global Funding --
               144A,
               3.88%, 01/15/09...............     2,488,623
 5,000,000   New York Life Global Funding --
               144A, Floating Rate,
               2.44%, 02/26/07(b)............     5,003,420
                                               ------------
                                                  7,492,043
                                               ------------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 0.8%
 5,000,000   Verizon Wireless Capital,
               5.38%, 12/15/06...............     5,181,410
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2004

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             UTILITIES: ELECTRIC -- 0.4%
$2,500,000   Atlantic City Electric, Series
               AMBC,
               6.67%, 03/23/05...............  $  2,520,823
                                               ------------
             TOTAL CORPORATE BONDS AND NOTES
               (Cost $533,442,180)...........   527,617,339
                                               ------------
             US TREASURY SECURITIES -- 3.4%
             US TREASURY NOTES
24,000,000   2.75%, 08/15/07(d)
               (Cost $24,008,465)............    23,744,064
                                               ------------
             US GOVERNMENT AGENCY SECURITIES -- 16.4%
             FANNIE MAE -- 3.7%
 1,533,785   PL# 254062, 6.00%, 10/01/11.....     1,611,464
 2,899,615   PL# 254754, 4.50%, 05/01/10.....     2,920,053
 3,979,381   PL# 254758, 4.50%, 06/01/13.....     4,006,187
 2,041,156   PL# 254805, 5.00%, 06/01/13.....     2,107,505
 4,050,262   PL# 254807, 5.00%, 07/01/13.....     4,181,918
 1,010,633   PL# 323743, 5.00%, 04/01/14.....     1,030,328
   649,818   PL# 429168, 6.00%, 05/01/13.....       682,580
   611,001   PL# 50903, 6.00%, 09/01/08......       636,479
   768,288   PL# 50973, 6.00%, 01/01/09......       800,325
   652,578   PL# 517699, 6.00%, 07/01/14.....       685,251
 2,233,733   PL# 545038, 6.00%, 09/01/14.....     2,346,917
 3,640,714   PL# 555154, 5.50%, 12/01/22.....     3,727,657
   598,789   PL# 609771, 6.00%, 09/01/08.....       627,497
                                               ------------
                                                 25,364,161
                                               ------------
             FEDERAL FARM CREDIT BANK -- 1.2%
 8,500,000   2.50%, 11/15/05.................     8,472,180
                                               ------------
             FEDERAL HOME LOAN BANK -- 1.1%
 7,437,647   Series 6T-9009,
               3.84%, 11/25/09...............     7,381,322
                                               ------------
             FREDDIE MAC GOLD -- 0.7%
     7,966   PL# D06777, 7.50%, 03/01/08.....         8,363
   258,908   PL# E00532, 6.50%, 02/01/13.....       274,499
   446,075   PL# E00542, 6.50%, 04/01/13.....       472,940
 1,069,679   PL# E00676, 5.50%, 06/01/14.....     1,107,880
 1,551,942   PL# E89557, 5.50%, 04/01/17.....     1,605,396
 1,576,921   PL# M90802, 4.00%, 03/01/08.....     1,583,986
                                               ------------
                                                  5,053,064
                                               ------------
             GOVERNMENT NATIONAL MORTGAGE
               ASSOCIATION -- 0.4%
 2,346,949   PL# 436708, 5.75%, 12/15/22.....     2,440,734
                                               ------------
             PRIVATE ASSET BACKED: MORTGAGE AND HOME
               EQUITY -- 8.6%
 3,149,473   Fannie Mae -- ACES, Series
               1998-M1, Class A2,
               6.25%, 01/25/08...............     3,321,659
 2,218,854   Fannie Mae, Series 1993-234,
               Class PC,
               5.50%, 12/25/08...............     2,258,021

PRINCIPAL                                         VALUE
---------                                      ------------
             US GOVERNMENT AGENCY SECURITIES (CONTINUED)
             PRIVATE ASSET BACKED: MORTGAGE AND
               HOME EQUITY (CONTINUED)
$5,000,000   Fannie Mae, Series 2003-46,
               Class PQ,
               3.00%, 06/25/19...............  $  4,929,068
 2,550,000   Fannie Mae, Series 2003-62,
               Class OD,
               3.50%, 04/25/26...............     2,480,019
 3,727,069   Fannie Mae, Series 2003-63,
               Class GU,
               4.00%, 07/25/33...............     3,718,720
 1,500,000   Fannie Mae, Series 2003-67,
               Class GL,
               3.00%, 01/25/25...............     1,469,460
 5,566,165   Fannie Mae, Series 2003-69,
               Class GJ,
               3.50%, 12/25/31...............     5,383,139
 4,087,000   Fannie Mae, Series 2004-21,
               Class QA,
               4.00%, 11/25/17...............     4,101,668
 4,115,570   Fannie Mae, Series 2004-70,
               Class DN,
               4.00%, 12/25/29...............     4,066,214
 6,700,000   Fannie Mae, Series 2004-80,
               Class LG,
               4.00%, 10/25/16...............     6,713,312
 7,093,322   Federal Home Loan Bank, Series
               1Y-9009, Class A,
               4.06%, 08/25/09...............     7,093,613
 3,678,201   Federal Home Loan Bank, Series
               3Q-9009, Class 1,
               3.92%, 09/25/09...............     3,663,639
 1,416,456   Freddie Mac, Series 2557, Class
               MA,
               4.50%, 07/15/16...............     1,420,966
 3,108,702   Freddie Mac, Series 2614, Class
               JA,
               3.76%, 03/15/29...............     3,055,438
   961,371   Freddie Mac, Series 2640, Class
               PA,
               5.00%, 02/15/11...............       963,230
 5,000,000   Freddie Mac, Series 2760, Class
               EA,
               4.50%, 04/15/13...............     5,072,252
                                               ------------
                                                 59,710,418
                                               ------------
             PRIVATE ASSET BACKED: US GOVERNMENT
               AGENCIES -- 0.7%
 5,000,000   Student Loan Marketing
               Association Student Loan
               Trust, Series 2003-4, Class
               A5B,
               3.39%, 03/15/33...............     4,908,075
                                               ------------
             TOTAL US GOVERNMENT AGENCY
               SECURITIES (Cost
               $114,313,527).................   113,329,954
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2004

PRINCIPAL                                         VALUE
---------                                      ------------
             FOREIGN GOVERNMENT OBLIGATIONS -- 3.1%
$3,000,000   Hydro Quebec, Series MTNB,
               7.00%, 04/12/05...............  $  3,034,674
 5,000,000   Hydro Quebec, Series MTNB,
               6.52%, 02/23/06...............     5,188,255
 3,500,000   Province of British Columbia,
               4.63%, 10/03/06...............     3,584,469
 5,000,000   Province of Manitoba,
               4.25%, 11/20/06...............     5,101,150
 4,000,000   Province of Ontario,
               5.50%, 10/01/08...............     4,244,420
                                               ------------
             TOTAL FOREIGN GOVERNMENT
               OBLIGATIONS (Cost
               $21,065,627)..................    21,152,968
                                               ------------
             SECURITIES LENDING COLLATERAL -- 3.6%
24,475,000   Securities Lending Collateral
               Investment (Note 4)
               (Cost $24,475,000)............    24,475,000
                                               ------------
             TOTAL SECURITIES (Cost
               $717,304,799).................   710,319,325
                                               ------------
             REPURCHASE AGREEMENTS -- 0.1%
   698,287   With Investors Bank and Trust,
               dated 12/31/04, 1.88%, due
               01/03/05, repurchase
               proceeds at maturity $698,397
               (Collateralized by Small
               Business Administration,
               5.13%, due 11/25/15, with a
               value of $733,202) (Cost
               $698,287).....................       698,287
                                               ------------
             Total Investments -- 103.0%
               (Cost $718,003,086)...........   711,017,612
             Liabilities less other
               assets -- (3.0)%..............   (20,423,234)
                                               ------------
             NET ASSETS -- 100.0%............  $690,594,378
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $718,003,086.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $ 1,352,114
    Gross unrealized depreciation...........   (8,337,588)
                                              -----------
    Net unrealized depreciation.............  $(6,985,474)
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              US TREASURY SECURITIES -- 67.6%
              US TREASURY NOTES
$53,997,000   1.63%, 01/31/05(d)............  $  54,005,477
  3,615,000   1.50%, 07/31/05...............      3,593,961
  4,575,000   5.63%, 02/15/06...............      4,717,973
  4,760,000   2.00%, 05/15/06...............      4,705,336
  3,135,000   4.63%, 05/15/06...............      3,208,234
  4,315,000   2.38%, 08/15/06(d)............      4,275,393
  2,300,000   6.50%, 10/15/06...............      2,438,541
  2,175,000   3.25%, 08/15/07(d)............      2,178,908
 16,185,000   3.00%, 11/15/07(d)............     16,090,172
  2,325,000   3.00%, 02/15/08...............      2,306,746
  2,855,000   2.63%, 05/15/08...............      2,792,102
  2,300,000   3.13%, 09/15/08...............      2,277,810
  2,500,000   3.13%, 10/15/08...............      2,474,123
  1,700,000   4.75%, 11/15/08...............      1,781,083
  2,142,000   3.38%, 12/15/08...............      2,135,893
  2,000,000   3.25%, 01/15/09...............      1,983,282
  2,250,000   3.00%, 02/15/09...............      2,209,309
  2,545,000   3.13%, 04/15/09...............      2,507,225
 16,237,000   4.00%, 06/15/09...............     16,550,959
  1,995,000   3.38%, 09/15/09...............      1,977,388
  7,494,000   3.50%, 11/15/09(d)............      7,461,221
  4,091,000   5.00%, 02/15/11...............      4,353,241
  6,000,000   4.88%, 02/15/12...............      6,343,596
  5,417,000   3.88%, 02/15/13...............      5,346,330
  3,901,000   4.00%, 02/15/14...............      3,848,430
  2,861,000   4.75%, 05/15/14...............      2,982,369
  2,998,000   4.25%, 08/15/14(d)............      3,005,615
  5,854,000   4.25%, 11/15/14(d)............      5,871,152
                                              -------------
              TOTAL US TREASURY SECURITIES
                (Cost $173,573,532).........    173,421,869
                                              -------------
              US GOVERNMENT AGENCY SECURITIES -- 27.6%
              FANNIE MAE -- 19.3%
  3,514,389   PL# 648688, 6.50%, 07/01/32...      3,708,190
  4,885,582   PL# 777050, 5.00%, 04/01/34...      4,851,353
  6,128,639   PL# 798330, 5.00%, 09/01/34...      6,094,603
 24,589,000   TBA, 5.00%, 01/01/35..........     24,396,911
 10,000,000   TBA, 6.50%, 01/01/35..........     10,487,500
                                              -------------
                                                 49,538,557
                                              -------------
              FREDDIE MAC -- 8.3%
 17,177,000   2.88%, 05/15/07(d)............     17,011,396
  4,350,000   4.50%, 07/15/13...............      4,376,061
                                              -------------
                                                 21,387,457
                                              -------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $70,893,203)..........     70,926,014
                                              -------------

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES -- 16.4%
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES -- 6.6%
$ 4,418,000   Carmax Auto Owner Trust,
                Series 2004-2, Class A4,
                3.46%, 09/15/11.............  $   4,380,803
  1,651,000   Onyx Acceptance Auto Trust,
                Series 2003-C, Class A4,
                2.66%, 05/17/10.............      1,627,460
  2,409,000   Wells Fargo Financial Auto
                Owner Trust, Series 2004-A,
                Class A4,
                2.67%, 08/16/10.............      2,371,982
  6,489,000   WFS Financial Owner Trust,
                Series 2003-1, Class A4,
                2.74%, 09/20/10.............      6,445,040
  2,204,000   Whole Auto Loan Trust, Series
                2004-1, Class A4,
                3.26%, 03/15/11.............      2,184,066
                                              -------------
                                                 17,009,351
                                              -------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 2.0%
  5,000,000   Chase Credit Card Master
                Trust, Series 2002-6, Class
                A, Floating Rate,
                2.46%, 01/15/08(c)..........      5,005,257
                                              -------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 1.3%
  1,794,000   Navistar Financial Corp. Owner
                Trust, Series 2004-A, Class
                A4,
                2.59%, 03/15/11.............      1,752,067
  1,465,000   WFS Financial Owner Trust,
                Series 2004-4, Class A4,
                3.44%, 05/17/12.............      1,459,860
                                              -------------
                                                  3,211,927
                                              -------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 4.3%
  2,656,000   Chase Funding Mortgage Loan,
                Series 2004-1, Class 1A2,
                2.43%, 06/25/19.............      2,622,674
  4,690,678   Saxon Asset Securities Trust,
                Series 2004-1, Class A,
                Floating Rate,
                2.69%, 03/25/35(c)..........      4,688,734
  3,709,000   Wells Fargo Home Equity Trust,
                Series 2004-2, Class AI3,
                3.97%, 09/25/24.............      3,694,250
                                              -------------
                                                 11,005,658
                                              -------------
              PRIVATE ASSET BACKED: OTHER -- 1.5%
  3,837,000   CNH Equipment Trust, Series
                2003-B, Class A4B,
                3.38%, 02/15/11.............      3,821,424
                                              -------------
              PRIVATE ASSET BACKED: UTILITIES -- 0.7%
  1,510,000   PSE&G Transition Funding LLC,
                Series 2001-1, Class A8,
                6.89%, 12/15/17.............      1,767,980
                                              -------------
              TOTAL CORPORATE BONDS AND
                NOTES
                (Cost $41,979,899)..........     41,821,597
                                              -------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              SECURITIES LENDING COLLATERAL -- 25.0%
$64,248,067   Securities Lending Collateral
                Investment (Note 4)
                (Cost $64,248,067)..........  $  64,248,067
                                              -------------
              TOTAL SECURITIES
                (Cost $350,694,701).........    350,417,547
                                              -------------
              REPURCHASE AGREEMENTS -- 2.4%
  6,103,722   With Investors Bank and Trust,
                dated 12/31/04, 1.88%, due
                01/03/05, repurchase
                proceeds at maturity
                $6,104,678 (Collateralized
                by various Small Business
                Administrations,
                5.13% -- 5.25%, due
                11/25/15-04/25/28, with a
                total value of $6,408,908)
                (Cost $6,103,722)...........      6,103,722
                                              -------------
              Total Investments -- 139.0%
                (Cost $356,798,423).........    356,521,269
              Liabilities less other
                assets -- (39.0)%...........   (100,018,618)
                                              -------------
              NET ASSETS -- 100.0%..........  $ 256,502,651
                                              =============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $356,911,054.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $ 561,701
    Gross unrealized depreciation...........   (951,486)
                                              ---------
    Net unrealized depreciation.............  $(389,785)
                                              =========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US TREASURY SECURITIES -- 27.3%
               US TREASURY BONDS -- 10.4%
$ 13,125,000   10.38%, 11/15/12(d).........  $   15,652,599
  12,395,000   12.00%, 08/15/13(d).........      15,978,903
  14,770,000   8.13%, 08/15/19(d)..........      20,164,521
   8,090,000   8.50%, 02/15/20.............      11,420,176
   4,600,000   6.00%, 02/15/26.............       5,270,777
  16,850,000   6.75%, 08/15/26(d)..........      21,023,020
  21,590,000   6.13%, 11/15/27(d)..........      25,222,366
  11,905,000   5.50%, 08/15/28.............      12,889,032
  41,580,000   5.38%, 02/15/31(d)..........      44,974,633
                                             --------------
                                                172,596,027
                                             --------------
               US TREASURY NOTES -- 16.9%
  50,755,000   2.38%, 08/31/06(d)..........      50,265,315
  43,435,000   2.50%, 09/30/06(d)..........      43,073,621
  64,985,000   2.50%, 10/31/06(d)..........      64,398,640
  31,350,000   2.88%, 11/30/06.............      31,261,844
  71,800,000   3.00%, 11/15/07(d)..........      71,379,323
   8,510,000   3.50%, 11/15/09(d)..........       8,472,777
   9,795,000   3.50%, 12/15/09(d)..........       9,750,619
     645,000   4.25%, 11/15/14(d)..........         646,890
                                             --------------
                                                279,249,029
                                             --------------
               TOTAL US TREASURY SECURITIES
                 (Cost $451,580,634).......     451,845,056
                                             --------------
               US GOVERNMENT AGENCY SECURITIES -- 43.3%
               FANNIE MAE -- 28.2%
   2,760,000   1.75%, 06/16/06.............       2,707,408
  25,850,000   2.71%, 01/30/07.............      25,570,665
  14,090,000   2.35%, 04/05/07.............      13,803,099
   9,405,000   6.00%, 05/15/11.............      10,361,141
  10,060,000   5.50%, 07/18/12.............      10,182,611
     585,531   PL# 252571, 7.00%,
                 07/01/29..................         621,400
      10,102   PL# 252716, 7.00%,
                 09/01/29..................          10,720
       2,194   PL# 253264, 7.00%,
                 05/01/30..................           2,327
       2,450   PL# 253346, 7.50%,
                 06/01/30..................           2,626
      30,682   PL# 253479, 7.00%,
                 10/01/30..................          32,545
      18,552   PL# 253698, 6.00%,
                 02/01/16(e)...............          19,464
      70,130   PL# 253990, 7.00%,
                 09/01/16..................          74,373
      56,987   PL# 254008, 7.00%,
                 10/01/31..................          60,430
     275,605   PL# 254141, 6.00%,
                 01/01/17(e)...............         289,067
     186,834   PL# 254342, 6.00%,
                 06/01/17..................         195,949
     704,331   PL# 254346, 6.50%,
                 06/01/32..................         739,500
     342,534   PL# 254403, 6.00%,
                 08/01/17..................         359,245
     608,486   PL# 254406, 6.50%,
                 08/01/32..................         638,870
      69,384   PL# 254623, 6.00%,
                 01/01/18(e)...............          72,768
     272,962   PL# 254804, 5.50%,
                 06/01/18..................         282,423
      93,855   PL# 255357, 5.50%,
                 08/01/19(e)...............          97,090
     417,118   PL# 255559, 5.50%,
                 12/01/19(e)...............         431,495
       1,962   PL# 259141, 7.50%,
                 12/01/30..................           2,103

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     10,390   PL# 323250, 6.00%,
                 08/01/13..................  $       10,916
   1,631,909   PL# 323842, 5.50%,
                 07/01/14..................       1,691,700
     102,846   PL# 323967, 7.00%,
                 10/01/29..................         109,146
      48,471   PL# 357513, 5.50%,
                 02/01/34(e)...............          49,252
     434,018   PL# 357605, 6.50%,
                 08/01/34..................         455,439
      10,139   PL# 492742, 7.00%,
                 05/01/29..................          10,761
       7,586   PL# 503916, 7.50%,
                 06/01/29..................           8,134
       5,807   PL# 508415, 7.00%,
                 08/01/29..................           6,162
      28,899   PL# 515946, 7.00%,
                 10/01/29..................          30,670
         597   PL# 524164, 7.00%,
                 11/01/29..................             634
     120,062   PL# 524657, 7.00%,
                 01/01/30..................         127,353
      78,967   PL# 526053, 7.00%,
                 12/01/29..................          83,804
       1,408   PL# 527717, 7.50%,
                 01/01/30..................           1,510
       9,164   PL# 528107, 7.00%,
                 02/01/30..................           9,725
       3,017   PL# 531092, 7.50%,
                 10/01/29..................           3,234
      31,264   PL# 531497, 7.00%,
                 02/01/30..................          33,163
      22,751   PL# 531735, 7.00%,
                 02/01/30..................          24,133
       3,161   PL# 533841, 7.50%,
                 12/01/30..................           3,388
      49,255   PL# 535030, 7.00%,
                 12/01/29..................          52,272
      70,070   PL# 535103, 7.00%,
                 01/01/15..................          74,311
      19,972   PL# 535159, 7.00%,
                 02/01/30..................          21,196
      86,215   PL# 535195, 7.00%,
                 03/01/30..................          91,496
      33,726   PL# 535277, 7.00%,
                 04/01/30..................          35,792
     923,622   PL# 535675, 7.00%,
                 01/01/16..................         979,554
       2,057   PL# 535722, 7.00%,
                 02/01/31..................           2,182
      14,089   PL# 535723, 7.00%,
                 02/01/31..................          14,945
       3,160   PL# 535811, 6.50%,
                 04/01/31..................           3,318
     232,237   PL# 535880, 7.00%,
                 02/01/31..................         246,363
         753   PL# 538314, 7.50%,
                 05/01/30..................             807
       3,306   PL# 540211, 7.50%,
                 06/01/30..................           3,543
       6,143   PL# 542999, 7.50%,
                 08/01/30..................           6,585
     221,036   PL# 545194, 7.00%,
                 08/01/31..................         234,389
      77,639   PL# 545477, 7.00%,
                 03/01/32..................          82,327
     476,562   PL# 545759, 6.50%,
                 07/01/32..................         500,357
   1,797,001   PL# 545760, 6.50%,
                 07/01/32..................       1,886,729
     358,202   PL# 545762, 6.50%,
                 07/01/32..................         376,088
     478,693   PL# 545814, 6.50%,
                 08/01/32..................         502,595
      74,222   PL# 545815, 7.00%,
                 07/01/32..................          78,705
     582,882   PL# 545967, 5.50%,
                 10/01/17(e)...............         603,231
      70,650   PL# 548822, 7.00%,
                 08/01/30..................          74,941
      58,763   PL# 549659, 7.00%,
                 02/01/16..................          62,318
      31,835   PL# 549962, 7.00%,
                 10/01/30..................          33,768
      55,213   PL# 549975, 7.00%,
                 10/01/30..................          58,566
      24,347   PL# 550440, 7.00%,
                 02/01/16..................          25,820
       1,701   PL# 550544, 7.50%,
                 09/01/30..................           1,824
       8,069   PL# 552603, 7.00%,
                 10/01/30..................           8,559
      90,012   PL# 554493, 7.00%,
                 10/01/30..................          95,479
     458,205   PL# 555114, 5.50%,
                 12/01/17(e)...............         474,201

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     70,469   PL# 555144, 7.00%,
                 10/01/32..................  $       74,737
     505,386   PL# 555229, 6.00%,
                 10/01/17(e)...............         530,070
     866,866   PL# 555254, 6.50%,
                 01/01/33..................         910,285
     486,931   PL# 555798, 6.50%,
                 05/01/33..................         511,320
     721,388   PL# 555878, 6.00%,
                 03/01/18..................         756,622
     424,522   PL# 555919, 5.50%,
                 10/01/18(e)...............         439,236
       2,531   PL# 558362, 7.50%,
                 11/01/30..................           2,713
         851   PL# 558519, 7.50%,
                 11/01/30..................             912
      11,713   PL# 559277, 7.00%,
                 10/01/30..................          12,424
      68,563   PL# 559313, 7.00%,
                 12/01/30..................          72,727
       4,164   PL# 559741, 7.50%,
                 01/01/31..................           4,463
      34,750   PL# 560384, 7.00%,
                 11/01/30..................          36,860
       1,502   PL# 560596, 7.50%,
                 01/01/31..................           1,610
       4,521   PL# 561678, 7.50%,
                 12/01/30..................           4,845
       2,619   PL# 564080, 7.50%,
                 12/01/30..................           2,807
      41,890   PL# 564183, 7.00%,
                 12/01/30..................          44,434
       3,341   PL# 564529, 7.50%,
                 12/01/30..................           3,580
      23,139   PL# 566658, 7.00%,
                 02/01/31..................          24,537
      71,555   PL# 574885, 6.00%,
                 05/01/16..................          75,050
       6,593   PL# 575285, 7.50%,
                 03/01/31..................           7,066
      61,777   PL# 575515, 6.00%,
                 06/01/17..................          64,791
      15,720   PL# 577525, 6.00%,
                 05/01/16(e)...............          16,488
      16,466   PL# 579161, 6.50%,
                 04/01/31..................          17,291
     226,872   PL# 579224, 6.00%,
                 04/01/16..................         237,953
     565,014   PL# 580055, 5.50%,
                 07/01/16..................         585,049
      46,534   PL# 580179, 7.00%,
                 10/01/16..................          49,350
       2,966   PL# 580377, 7.50%,
                 04/01/31..................           3,179
      31,650   PL# 584811, 7.00%,
                 05/01/31..................          33,562
     284,335   PL# 585248, 7.00%,
                 06/01/31..................         301,602
      67,509   PL# 589395, 6.00%,
                 07/01/16..................          70,806
       7,379   PL# 589405, 7.50%,
                 06/01/31..................           7,909
      23,297   PL# 589893, 7.00%,
                 06/01/31..................          24,705
       4,816   PL# 592129, 7.50%,
                 06/01/31..................           5,161
      12,668   PL# 596895, 6.50%,
                 07/01/31..................          13,303
     172,753   PL# 596922, 6.00%,
                 08/01/16..................         181,190
      37,646   PL# 598125, 7.00%,
                 09/01/16..................          39,924
     512,823   PL# 598422, 5.50%,
                 01/01/17(e)...............         531,008
      68,384   PL# 600259, 6.00%,
                 08/01/16..................          71,724
     507,442   PL# 601426, 6.00%,
                 11/01/16(e)...............         532,227
     604,432   PL# 602050, 6.00%,
                 09/01/16..................         633,954
      16,653   PL# 606551, 6.50%,
                 10/01/31..................          17,487
       8,064   PL# 606600, 7.00%,
                 10/01/31..................           8,552
      83,153   PL# 607386, 5.50%,
                 11/01/16(e)...............          86,101
     262,220   PL# 609539, 6.00%,
                 10/01/16(e)...............         275,027
      26,412   PL# 610128, 7.00%,
                 10/01/31..................          28,008
     302,925   PL# 610579, 5.50%,
                 12/01/16(e)...............         313,667
      73,986   PL# 610599, 5.50%,
                 02/01/17(e)...............          76,569
     633,730   PL# 610759, 6.00%,
                 11/01/16(e)...............         664,683

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     66,691   PL# 610987, 6.00%,
                 10/01/16(e)...............  $       69,948
      51,127   PL# 611323, 7.00%,
                 10/01/16..................          54,220
      33,330   PL# 611695, 5.50%,
                 12/01/16(e)...............          34,512
     274,213   PL# 614934, 6.00%,
                 12/01/16(e)...............         287,606
     495,990   PL# 616908, 6.00%,
                 12/01/16..................         520,215
   3,254,645   PL# 619054, 5.50%,
                 02/01/17..................       3,368,266
      91,519   PL# 621656, 6.00%,
                 01/01/17(e)...............          95,984
      11,730   PL# 622119, 6.50%,
                 01/01/32..................          12,318
     365,670   PL# 624035, 6.50%,
                 01/01/32..................         385,257
     487,177   PL# 625942, 5.50%,
                 03/01/17..................         504,185
      18,224   PL# 629236, 6.50%,
                 02/01/32..................          19,134
      91,239   PL# 629603, 5.50%,
                 02/01/17..................          94,474
      65,966   PL# 630312, 6.00%,
                 03/01/17..................          69,184
     464,744   PL# 630962, 6.50%,
                 02/01/32..................         487,950
     633,469   PL# 631068, 6.00%,
                 03/01/17..................         664,373
     648,480   PL# 631287, 6.00%,
                 03/01/17(e)...............         680,117
   1,140,321   PL# 631321, 5.50%,
                 02/01/17..................       1,180,130
   3,000,000   PL# 631323, 5.50%,
                 02/01/17..................       3,104,731
      96,809   PL# 631606, 5.50%,
                 03/01/17..................         100,188
     117,403   PL# 632269, 7.00%,
                 05/01/32..................         124,496
      15,889   PL# 634563, 6.50%,
                 03/01/32..................          16,682
     169,583   PL# 634949, 7.00%,
                 05/01/32..................         179,824
     173,116   PL# 634985, 6.00%,
                 04/01/17..................         181,561
     329,957   PL# 635014, 6.50%,
                 06/01/32..................         346,433
     603,974   PL# 635164, 6.50%,
                 08/01/32..................         634,132
   2,000,000   PL# 636691, 5.50%,
                 05/01/17..................       2,070,920
       7,313   PL# 637270, 6.50%,
                 05/01/32..................           7,678
     641,283   PL# 641795, 6.00%,
                 04/01/17..................         672,568
     184,890   PL# 642325, 6.00%,
                 05/01/17..................         193,909
      51,804   PL# 644646, 6.00%,
                 04/01/17..................          54,331
      60,430   PL# 644743, 6.00%,
                 05/01/17..................          63,378
       8,204   PL# 644932, 6.50%,
                 07/01/32..................           8,614
     581,284   PL# 646396, 5.50%,
                 08/01/17..................         601,577
       9,606   PL# 647556, 7.00%,
                 01/01/30..................          10,194
     939,122   PL# 648795, 6.50%,
                 08/01/32..................         986,015
      59,569   PL# 649170, 6.00%,
                 07/01/17..................          62,475
     257,405   PL# 650206, 5.50%,
                 01/01/18(e)...............         266,392
     109,413   PL# 650291, 6.50%,
                 07/01/32..................         114,876
      22,348   PL# 650872, 7.00%,
                 07/01/32..................          23,697
     248,715   PL# 650891, 6.50%,
                 07/01/32..................         261,134
     665,289   PL# 650946, 6.50%,
                 07/01/32..................         698,508
     460,792   PL# 651649, 6.50%,
                 08/01/32..................         483,801
   1,851,181   PL# 652127, 6.50%,
                 06/01/32..................       1,943,615
      94,618   PL# 653071, 6.50%,
                 07/01/32..................          99,343
   2,000,000   PL# 660089, 5.50%,
                 09/01/17(e)...............       2,069,821
     354,654   PL# 662405, 5.50%,
                 12/01/17(e)...............         367,035
     627,099   PL# 662965, 6.50%,
                 09/01/32..................         658,411
       9,717   PL# 663353, 6.50%,
                 09/01/32..................          10,202

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     61,925   PL# 664188, 5.50%,
                 09/01/17..................  $       64,086
     112,994   PL# 664194, 5.50%,
                 09/01/17..................         116,938
     965,783   PL# 670402, 6.50%,
                 06/01/32..................       1,014,007
     325,331   PL# 671046, 6.50%,
                 01/01/33..................         341,576
   2,000,000   PL# 671487, 5.50%,
                 11/01/17(e)...............       2,069,821
     255,614   PL# 673079, 6.50%,
                 11/01/32..................         268,377
     321,040   PL# 675314, 5.50%,
                 12/01/17(e)...............         332,247
      57,487   PL# 675394, 5.50%,
                 02/01/18(e)...............          59,479
     599,413   PL# 676800, 5.50%,
                 01/01/18(e)...............         620,339
     410,515   PL# 677516, 5.50%,
                 01/01/18(e)...............         424,744
     289,047   PL# 679430, 5.50%,
                 01/01/18(e)...............         299,138
     199,980   PL# 681291, 5.50%,
                 02/01/18(e)...............         206,962
      98,187   PL# 681390, 5.50%,
                 02/01/18..................         101,615
     622,620   PL# 683199, 5.50%,
                 02/01/18(e)...............         644,201
     460,554   PL# 684130, 5.50%,
                 01/01/18(e)...............         476,632
   1,328,488   PL# 687929, 5.50%,
                 02/01/18..................       1,374,535
     223,488   PL# 688000, 5.50%,
                 03/01/18..................         231,235
      46,386   PL# 688312, 5.50%,
                 03/01/18..................          47,993
     637,642   PL# 688785, 6.00%,
                 02/01/18..................         668,750
     331,604   PL# 692252, 6.50%,
                 03/01/33..................         347,966
   1,262,464   PL# 694200, 4.50%,
                 05/01/18(e)...............       1,263,101
       8,905   PL# 694372, 6.50%,
                 11/01/32..................           9,350
     151,914   PL# 695925, 5.50%,
                 05/01/18..................         157,179
     706,020   PL# 698481, 6.00%,
                 02/01/18..................         740,463
     353,944   PL# 698853, 5.50%,
                 03/01/18(e)...............         366,300
   2,377,080   PL# 701161, 4.50%,
                 04/01/18(e)...............       2,375,609
      63,296   PL# 704387, 5.50%,
                 05/01/18..................          65,490
   3,229,708   PL# 705651, 5.50%,
                 06/01/18..................       3,341,655
     374,742   PL# 711115, 6.50%,
                 09/01/33..................         393,232
     294,965   PL# 711582, 5.50%,
                 04/01/18..................         305,424
     747,479   PL# 711636, 4.50%,
                 05/01/18(e)...............         747,016
   3,471,077   PL# 720317, 5.00%,
                 07/01/18..................       3,531,038
      47,264   PL# 721897, 5.50%,
                 05/01/18..................          48,913
      68,427   PL# 725135, 6.00%,
                 05/01/18..................          71,769
  32,794,559   PL# 725232, 5.00%,
                 03/01/34(e)...............      32,612,433
      21,331   PL# 725269, 5.50%,
                 03/01/19..................          22,076
     171,552   PL# 725272, 6.00%,
                 01/01/19(e)...............         179,930
     489,093   PL# 725407, 6.50%,
                 01/01/34..................         513,590
     695,279   PL# 725418, 6.50%,
                 05/01/34..................         730,103
  11,931,501   PL# 725603, 5.50%,
                 07/01/19..................      12,345,067
     167,455   PL# 725747, 6.00%,
                 08/01/19..................         175,634
     925,344   PL# 726747, 4.50%,
                 03/01/19(e)...............         923,269
   3,615,889   PL# 729739, 4.00%,
                 08/01/18..................       3,537,673
   3,100,437   PL# 730823, 4.00%,
                 08/01/18..................       3,033,371
     884,517   PL# 731682, 4.50%,
                 03/01/19(e)...............         882,533
     265,125   PL# 738632, 5.00%,
                 11/01/18..................         269,705
     394,235   PL# 739284, 5.50%,
                 09/01/18..................         407,900
   4,000,000   PL# 739339, 5.50%,
                 09/01/18..................       4,138,647

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     45,273   PL# 739417, 5.50%,
                 10/01/18..................  $       46,842
     526,122   PL# 740512, 5.50%,
                 10/01/18(e)...............         544,358
      57,131   PL# 741793, 5.50%,
                 10/01/18(e)...............          59,111
      94,491   PL# 744728, 4.00%,
                 10/01/18..................          92,447
      55,090   PL# 747773, 5.50%,
                 10/01/18(e)...............          57,000
     418,716   PL# 747827, 5.50%,
                 11/01/18(e)...............         433,229
     445,205   PL# 747880, 5.50%,
                 12/01/18(e)...............         460,637
     806,730   PL# 748257, 4.50%,
                 10/01/18(e)...............         806,231
      17,295   PL# 748655, 6.50%,
                 09/01/33..................          18,148
     255,990   PL# 748917, 5.50%,
                 12/01/18(e)...............         264,863
      70,133   PL# 750045, 5.50%,
                 12/01/18(e)...............          72,564
     183,159   PL# 750057, 5.50%,
                 01/01/19(e)...............         189,508
     270,726   PL# 753961, 5.50%,
                 12/01/18(e)...............         280,110
     361,842   PL# 755813, 6.50%,
                 11/01/33..................         379,696
   4,883,058   PL# 757687, 5.50%,
                 07/01/34(e)...............       4,961,768
     825,037   PL# 759773, 5.50%,
                 05/01/18(e)...............         853,839
   2,065,297   PL# 761173, 4.50%,
                 04/01/19(e)...............       2,060,665
   4,670,627   PL# 761175, 4.50%,
                 04/01/19(e)...............       4,660,152
     328,088   PL# 761256, 5.50%,
                 01/01/19(e)...............         339,460
      24,280   PL# 761758, 5.50%,
                 01/01/19(e)...............          25,122
      61,520   PL# 761808, 5.50%,
                 05/01/18..................          63,667
      39,633   PL# 762307, 6.00%,
                 06/01/17..................          41,618
     176,448   PL# 763249, 5.50%,
                 02/01/34(e)...............         179,292
     327,855   PL# 764221, 5.50%,
                 05/01/34(e)...............         333,139
     951,739   PL# 764800, 4.50%,
                 04/01/19(e)...............         949,605
     821,006   PL# 766312, 5.50%,
                 03/01/19..................         849,303
     880,714   PL# 766419, 4.50%,
                 03/01/19(e)...............         878,739
     452,891   PL# 766823, 6.50%,
                 02/01/34..................         475,243
     933,552   PL# 767073, 4.50%,
                 04/01/19(e)...............         931,459
      95,578   PL# 767075, 4.50%,
                 04/01/19(e)...............          95,364
     248,618   PL# 767172, 5.50%,
                 01/01/34(e)...............         252,694
     130,514   PL# 767392, 5.50%,
                 04/01/34(e)...............         132,618
   1,147,456   PL# 767395, 5.50%,
                 04/01/34(e)...............       1,165,952
     523,236   PL# 768306, 6.00%,
                 12/01/18..................         548,736
     426,349   PL# 768313, 5.50%,
                 01/01/19..................         441,127
     534,717   PL# 768317, 5.50%,
                 01/01/19..................         553,251
   1,133,212   PL# 768528, 5.50%,
                 05/01/34(e)...............       1,151,479
     964,871   PL# 769006, 4.50%,
                 03/01/19(e)...............         962,707
     768,258   PL# 770410, 5.50%,
                 04/01/34(e)...............         780,642
   1,763,552   PL# 772651, 5.50%,
                 03/01/34(e)...............       1,791,978
   1,169,842   PL# 772664, 5.50%,
                 03/01/34(e)...............       1,188,699
   1,171,719   PL# 772805, 5.50%,
                 04/01/34(e)...............       1,190,606
     475,215   PL# 773066, 5.50%,
                 03/01/34(e)...............         482,875
     305,705   PL# 773072, 5.50%,
                 04/01/34(e)...............         310,632
   1,797,216   PL# 773073, 5.50%,
                 04/01/34(e)...............       1,826,186
     637,064   PL# 773488, 5.50%,
                 08/01/19..................         659,022
     723,122   PL# 773532, 4.50%,
                 04/01/19(e)...............         721,500
   1,649,536   PL# 773571, 5.50%,
                 05/01/34(e)...............       1,676,124

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     72,785   PL# 773588, 5.50%,
                 07/01/34(e)...............  $       73,958
     459,732   PL# 773777, 5.50%,
                 04/01/34(e)...............         467,143
      88,801   PL# 773911, 5.50%,
                 04/01/34(e)...............          90,257
     929,099   PL# 774258, 4.50%,
                 03/01/19(e)...............         927,016
     397,138   PL# 774338, 6.50%,
                 02/01/34..................         416,733
     911,173   PL# 775316, 4.50%,
                 05/01/19(e)...............         909,130
     533,420   PL# 775341, 6.00%,
                 05/01/19..................         559,473
   1,161,938   PL# 775525, 5.50%,
                 05/01/34(e)...............       1,180,667
     484,556   PL# 775794, 5.50%,
                 05/01/34(e)...............         492,367
     459,897   PL# 776233, 5.50%,
                 04/01/34(e)...............         467,310
     447,388   PL# 776440, 5.50%,
                 07/01/34(e)...............         454,600
     792,065   PL# 776715, 5.50%,
                 05/01/34(e)...............         804,832
   8,319,457   PL# 776983, 5.50%,
                 04/01/34(e)...............       8,453,558
      92,493   PL# 777251, 4.50%,
                 04/01/19(e)...............          92,285
     174,431   PL# 777263, 5.50%,
                 08/01/19(e)...............         180,443
      96,056   PL# 777481, 5.50%,
                 06/01/34(e)...............          97,605
     976,924   PL# 777677, 5.50%,
                 05/01/34(e)...............         992,671
      99,658   PL# 777754, 5.50%,
                 05/01/34(e)...............         101,264
     188,057   PL# 778219, 5.50%,
                 05/01/34(e)...............         191,088
      71,755   PL# 778287, 5.50%,
                 05/01/34(e)...............          72,911
      99,903   PL# 778619, 5.50%,
                 06/01/34(e)...............         101,513
   1,161,664   PL# 779135, 5.50%,
                 06/01/34(e)...............       1,180,389
     154,771   PL# 779520, 5.50%,
                 06/01/34(e)...............         157,266
     479,727   PL# 780211, 5.50%,
                 05/01/34(e)...............         487,460
     777,562   PL# 780698, 6.00%,
                 04/01/19..................         815,540
   1,111,818   PL# 780901, 5.50%,
                 05/01/34(e)...............       1,129,739
     430,818   PL# 782122, 5.50%,
                 07/01/34(e)...............         437,762
      74,678   PL# 782571, 5.50%,
                 06/01/34(e)...............          75,882
     319,175   PL# 782618, 5.50%,
                 07/01/34(e)...............         324,320
      99,453   PL# 782707, 5.50%,
                 07/01/34(e)...............         101,056
     454,335   PL# 782974, 5.50%,
                 06/01/34(e)...............         461,658
      86,844   PL# 783017, 5.50%,
                 06/01/34(e)...............          88,244
     103,947   PL# 783667, 5.50%,
                 06/01/34(e)...............         105,623
   1,146,270   PL# 783813, 5.50%,
                 07/01/34(e)...............       1,164,747
   1,795,962   PL# 783824, 5.50%,
                 07/01/34(e)...............       1,824,911
   3,165,109   PL# 784017, 5.50%,
                 06/01/19..................       3,274,200
   1,543,918   PL# 785226, 5.50%,
                 07/01/34(e)...............       1,568,804
   1,235,153   PL# 786148, 5.50%,
                 07/01/34(e)...............       1,255,063
     876,268   PL# 787817, 5.50%,
                 07/01/34(e)...............         890,392
     331,387   PL# 789053, 5.50%,
                 07/01/34(e)...............         336,729
   1,136,820   PL# 789432, 5.50%,
                 07/01/19..................       1,176,002
     498,070   PL# 789545, 5.50%,
                 07/01/34(e)...............         506,099
      53,054   PL# 789632, 5.50%,
                 08/01/19..................          54,882
     306,026   PL# 789634, 5.50%,
                 08/01/19..................         316,574
     315,797   PL# 789873, 6.50%,
                 09/01/34..................         331,383
   1,175,068   PL# 790929, 6.50%,
                 09/01/34..................       1,233,063
     858,700   PL# 793193, 5.50%,
                 07/01/19..................         888,296
     633,615   PL# 793680, 6.50%,
                 09/01/34..................         664,887

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$    535,658   PL# 794206, 5.50%,
                 08/01/19..................  $      554,120
   3,323,477   PL# 795118, 5.50%,
                 10/01/19(e)...............       3,438,027
     541,458   PL# 798175, 6.50%,
                 09/01/34..................         568,182
   6,999,999   PL# 800272, 5.50%,
                 12/01/19(e)...............       7,241,268
   7,600,000   TBA, 4.00%, 01/01/20........       7,419,500
  13,100,000   TBA, 4.50%, 01/01/20........      13,059,063
  32,900,000   TBA, 5.00%, 01/01/20........      33,424,361
  10,175,000   TBA, 4.56%, 12/01/34........      10,251,313
   7,500,000   TBA, 4.50%, 01/01/35........       7,249,215
  39,700,000   TBA, 5.00%, 01/01/35........      39,389,865
     600,000   TBA, 5.50%, 01/01/35........         609,187
  44,600,000   TBA, 6.00%, 01/01/35........      46,119,166
  29,300,000   TBA, 6.50%, 01/01/35........      30,728,375
                                             --------------
                                                467,369,241
                                             --------------
               FREDDIE MAC -- 2.4%
   5,350,000   3.50%, 04/01/08.............       5,323,651
  13,080,000   3.88%, 11/10/08.............      13,108,658
   7,140,000   3.88%, 01/12/09.............       7,117,102
   1,560,000   4.75%, 12/08/10.............       1,568,235
  12,080,000   4.13%, 02/24/11(d)..........      11,909,757
                                             --------------
                                                 39,027,403
                                             --------------
               FREDDIE MAC GOLD -- 6.0%
  11,345,000   4.50%, 12/16/10.............      11,348,823
   1,565,000   6.00%, 06/15/11.............       1,727,500
      51,300   6.00%, 02/01/13.............          53,828
     933,491   PL# A10807, 5.50%,
                 07/01/33(e)...............         949,480
     217,967   PL# A12350, 5.50%,
                 08/01/33(e)...............         221,700
     129,597   PL# A12533, 5.50%,
                 08/01/33(e)...............         131,817
     350,635   PL# A12800, 5.50%,
                 08/01/33(e)...............         356,641
     678,861   PL# A13289, 5.50%,
                 09/01/33(e)...............         690,489
     135,512   PL# A13331, 5.50%,
                 09/01/33(e)...............         137,833
   7,714,000   PL# A13669, 5.50%,
                 09/01/33(e)...............       7,846,128
     269,926   PL# A16148, 6.00%,
                 11/01/33(e)...............         279,044
   1,095,356   PL# A16728, 5.50%,
                 12/01/33(e)...............       1,114,117
     188,473   PL# B14156, 4.00%,
                 05/01/19..................         184,454
   1,860,474   PL# C01271, 6.50%,
                 12/01/31..................       1,954,622
   4,479,185   PL# C01623, 5.50%,
                 09/01/33(e)...............       4,555,906
   5,520,592   PL# C57150, 6.00%,
                 05/01/31(e)...............       5,712,437
       8,301   PL# C67653, 7.00%,
                 06/01/32..................           8,801

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FREDDIE MAC GOLD (CONTINUED)
$    147,166   PL# C67868, 7.00%,
                 06/01/32..................  $      156,019
      35,213   PL# C67999, 7.00%,
                 06/01/32..................          37,332
     232,027   PL# C68001, 7.00%,
                 06/01/32..................         245,985
     274,090   PL# C90229, 7.00%,
                 08/01/18..................         292,370
      56,378   PL# E00418, 6.00%,
                 02/01/11..................          59,170
      38,623   PL# E00570, 6.00%,
                 09/01/13..................          40,526
     839,958   PL# E00592, 6.00%,
                 12/01/13..................         881,357
      39,877   PL# E00720, 6.00%,
                 07/01/14..................          41,827
      37,640   PL# E01007, 6.00%,
                 08/01/16..................          39,438
     123,241   PL# E01095, 6.00%,
                 01/01/17..................         129,126
   3,813,835   PL# E01638, 4.00%,
                 04/01/19..................       3,732,510
      38,799   PL# E63016, 6.00%,
                 03/01/11..................          40,725
      62,476   PL# E73319, 6.00%,
                 11/01/13..................          65,555
      61,720   PL# E73769, 6.00%,
                 12/01/13..................          64,762
      51,669   PL# E75990, 6.00%,
                 04/01/14..................          54,238
      46,576   PL# E76341, 6.00%,
                 04/01/14..................          48,852
      80,505   PL# E76730, 6.00%,
                 05/01/14..................          84,440
      65,762   PL# E76731, 6.00%,
                 05/01/14..................          68,976
      52,828   PL# E78995, 6.00%,
                 11/01/14..................          55,410
     419,078   PL# E84191, 6.00%,
                 07/01/16..................         439,092
       7,502   PL# E84758, 5.50%,
                 07/01/16..................           7,763
      39,321   PL# E85885, 6.00%,
                 11/01/16..................          41,199
     455,440   PL# E86502, 5.50%,
                 12/01/16..................         471,294
       8,678   PL# E86565, 5.50%,
                 12/01/16..................           8,981
     351,768   PL# E87961, 6.00%,
                 02/01/17..................         368,568
     792,230   PL# E88001, 6.00%,
                 02/01/17..................         830,080
      85,551   PL# E88452, 6.00%,
                 03/01/17..................          89,638
     500,754   PL# E88749, 6.00%,
                 03/01/17..................         524,668
     976,911   PL# E88789, 6.00%,
                 04/01/17..................       1,023,584
     244,127   PL# E88979, 5.50%,
                 04/01/17..................         252,535
     610,169   PL# E89282, 6.00%,
                 04/01/17..................         639,320
   1,163,352   PL# E89336, 6.00%,
                 05/01/17..................       1,218,932
      40,034   PL# E89653, 6.00%,
                 04/01/17..................          41,946
     735,400   PL# E89913, 6.00%,
                 05/01/17..................         770,535
   1,399,218   PL# E91644, 5.50%,
                 10/01/17..................       1,447,412
     363,125   PL# E91754, 5.50%,
                 10/01/17..................         375,633
     585,969   PL# E91774, 5.50%,
                 10/01/17..................         606,152
     249,876   PL# E91968, 5.50%,
                 10/01/17..................         258,483
     525,565   PL# E92113, 5.50%,
                 10/01/17..................         543,668
     136,767   PL# E93402, 6.00%,
                 09/01/12..................         143,561
   2,994,979   PL# G01391, 7.00%,
                 04/01/32..................       3,176,136
      76,483   PL# G10558, 6.00%,
                 07/01/11..................          80,280
     764,556   PL# G10937, 6.00%,
                 04/01/14..................         802,429
      31,279   PL# G11111, 6.00%,
                 04/01/16..................          32,780
   4,838,679   PL# M80813, 4.00%,
                 04/01/10..................       4,820,680
   4,000,000   TBA, 4.50%, 01/01/20........       3,986,248
   3,800,000   TBA, 5.50%, 01/01/20........       3,924,686
     600,000   TBA, 5.50%, 01/01/35........         609,563

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FREDDIE MAC GOLD (CONTINUED)
$ 18,000,000   TBA, 6.00%, 01/01/35........  $   18,596,249
  10,500,000   TBA, 5.00%, 01/01/35........      10,427,813
                                             --------------
                                                 99,972,146
                                             --------------
               GOVERNMENT NATIONAL MORTGAGE
                 ASSOCIATION -- 3.5%
     271,962   PL# 3173, 6.50%, 12/20/31...         286,026
     196,206   PL# 421352, 6.00%,
                 11/15/33..................         203,542
       3,574   PL# 434615, 7.00%,
                 11/15/29..................           3,803
     397,458   PL# 435071, 7.00%,
                 03/15/31..................         422,576
      97,725   PL# 462559, 7.00%,
                 02/15/28..................         104,062
      41,580   PL# 493966, 7.00%,
                 06/15/29..................          44,242
     105,592   PL# 494742, 7.00%,
                 04/15/29..................         112,352
     712,889   PL# 502998, 5.50%,
                 02/15/29..................         730,406
       2,936   PL# 530260, 7.00%,
                 02/15/31..................           3,121
     240,098   PL# 531025, 6.00%,
                 04/15/32..................         249,210
       2,137   PL# 538271, 7.00%,
                 11/15/31..................           2,272
     152,494   PL# 538312, 6.00%,
                 02/15/32..................         158,281
     386,061   PL# 543989, 7.00%,
                 03/15/31..................         410,459
       2,372   PL# 547545, 7.00%,
                 04/15/31..................           2,522
     766,876   PL# 550985, 7.00%,
                 10/15/31..................         815,339
         947   PL# 551549, 7.00%,
                 07/15/31..................           1,007
      84,131   PL# 552413, 7.00%,
                 02/15/32..................          89,441
   2,699,881   PL# 552942, 5.50%,
                 12/15/32(e)...............       2,762,995
     194,123   PL# 554808, 6.00%,
                 05/15/31..................         201,593
     170,721   PL# 555360, 6.00%,
                 06/15/31..................         177,290
     166,024   PL# 555733, 6.00%,
                 03/15/32..................         172,325
       2,222   PL# 557664, 7.00%,
                 08/15/31..................           2,362
     337,379   PL# 557678, 7.00%,
                 08/15/31..................         358,700
       6,548   PL# 561050, 7.00%,
                 05/15/31..................           6,962
       2,099   PL# 561996, 7.00%,
                 07/15/31..................           2,232
      27,309   PL# 563346, 7.00%,
                 09/15/31..................          29,035
     175,207   PL# 563599, 7.00%,
                 06/15/32..................         186,266
     258,413   PL# 564086, 7.00%,
                 07/15/31..................         274,743
      57,498   PL# 564300, 6.00%,
                 08/15/31..................          59,710
      18,731   PL# 564706, 7.00%,
                 07/15/31..................          19,915
     149,242   PL# 565808, 6.00%,
                 11/15/31..................         154,985
     273,643   PL# 567622, 6.00%,
                 04/15/32..................         284,028
     152,054   PL# 567668, 6.00%,
                 05/15/32..................         157,824
     176,625   PL# 569567, 7.00%,
                 01/15/32..................         187,773
     149,254   PL# 570517, 6.00%,
                 01/15/32..................         154,918
     121,111   PL# 572821, 6.00%,
                 12/15/31..................         125,771
     148,614   PL# 574873, 6.00%,
                 12/15/31..................         154,332
     138,989   PL# 575906, 6.00%,
                 01/15/32..................         144,263
      82,343   PL# 576323, 6.00%,
                 12/15/31..................          85,511
       2,648   PL# 579377, 7.00%,
                 04/15/32..................           2,816
     525,127   PL# 581015, 7.00%,
                 02/15/32..................         558,270
     166,418   PL# 581070, 6.00%,
                 02/15/32..................         172,734

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                 (CONTINUED)
$     78,985   PL# 581084, 7.00%,
                 02/15/32..................  $       83,970
     200,439   PL# 582956, 7.00%,
                 02/15/32..................         213,089
     358,271   PL# 585210, 6.00%,
                 03/15/33..................         371,666
     561,593   PL# 587122, 7.00%,
                 06/15/32..................         597,037
     146,049   PL# 587390, 6.00%,
                 11/15/32..................         151,591
      58,899   PL# 587494, 7.00%,
                 06/15/32..................          62,616
       1,612   PL# 589696, 7.00%,
                 05/15/32..................           1,714
     209,018   PL# 592030, 6.00%,
                 02/15/32..................         216,950
      13,662   PL# 593823, 6.00%,
                 10/15/32..................          14,180
     251,115   PL# 596818, 6.00%,
                 12/15/32..................         260,645
     447,817   PL# 598205, 6.00%,
                 05/15/33..................         464,560
     220,045   PL# 598459, 6.00%,
                 11/15/32..................         228,396
     132,440   PL# 603498, 6.00%,
                 03/15/33..................         137,392
     202,350   PL# 611085, 6.00%,
                 05/15/33..................         209,916
     294,940   PL# 615382, 6.00%,
                 07/15/33..................         305,968
   4,918,032   PL# 618874, 5.50%,
                 08/15/33..................       5,029,271
     857,686   PL# 625651, 5.50%,
                 01/15/34(e)...............         876,699
      33,671   PL# 780802, 6.50%,
                 05/15/28..................          35,532
      64,360   PL# 781113, 7.00%,
                 11/15/29..................          68,481
     314,273   PL# 781148, 6.00%,
                 07/15/29..................         326,977
     186,765   PL# 781276, 6.50%,
                 04/15/31..................         196,895
      58,920   PL# 781287, 7.00%,
                 05/15/31..................          62,655
      96,076   PL# 781324, 7.00%,
                 07/15/31..................         102,152
     508,425   PL# 781328, 7.00%,
                 09/15/31..................         540,692
     286,888   PL# 781330, 6.00%,
                 09/15/31..................         298,388
     100,010   PL# 781496, 6.50%,
                 09/15/32..................         105,402
     157,682   PL# 781548, 7.00%,
                 11/15/32..................         167,651
     257,850   PL# 781566, 6.00%,
                 02/15/33..................         267,635
      90,165   PL# 781584, 7.00%,
                 05/15/32..................          95,868
   4,684,661   PL# 781689, 5.50%,
                 12/15/33(e)...............       4,793,912
   5,283,030   PL# 781690, 6.00%,
                 12/15/33..................       5,483,594
   5,632,221   PL# 781707, 5.50%,
                 02/15/34(e)...............       5,763,568
  10,561,871   PL# 80916, 3.75%,
                 05/20/34..................      10,419,802
   1,700,000   TBA, 5.50%, 01/01/35........       1,735,063
   4,700,000   TBA, 6.00%, 01/01/35........       4,870,375
   3,400,000   TBA, 6.50%, 01/01/35........       3,577,439
                                             --------------
                                                 58,213,755
                                             --------------
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY -- 2.7%
   4,047,588   Fannie Mae, Series 1999-7,
                 Class AB,
                 6.00%, 03/25/29...........       4,184,515
   3,780,000   Fannie Mae, Series 2002-81,
                 Class BR,
                 5.25%, 04/25/25...........       3,872,122
   5,050,000   Fannie Mae, Series 2004-101,
                 Class AR,
                 5.50%, 01/25/35...........       5,270,938

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY (CONTINUED)
$  7,085,071   Fannie Mae, Series 2004-60,
                 Class LB,
                 5.00%, 04/25/34...........  $    7,229,054
   8,860,000   Fannie Mae, Series 2004-99,
                 Class A0,
                 5.50%, 01/25/34...........       9,120,307
   3,325,000   Freddie Mac, Series 2550,
                 Class QP,
                 5.00%, 03/15/26...........       3,361,458
   6,496,153   Freddie Mac, Series 2825,
                 Class VP,
                 5.50%, 06/15/15...........       6,726,686
   4,765,543   Freddie Mac, Series 2877,
                 Class PA,
                 5.50%, 07/15/33...........       4,915,290
                                             --------------
                                                 44,680,370
                                             --------------
               PRIVATE ASSET BACKED: US GOVERNMENT
                 AGENCIES -- 0.4%
   3,423,225   Small Business
                 Administration, Series
                 2002-P10B, Class 1,
                 5.20%, 08/01/12...........       3,498,964
   2,940,700   Small Business
                 Administration, Series
                 2004-P10A,
                 4.50%, 02/01/14...........       2,923,401
                                             --------------
                                                  6,422,365
                                             --------------
               RESOLUTION FUNDING STRIPS -- 0.1%
   1,200,000   Zero coupon, 07/15/18.......         612,124
   1,200,000   Zero coupon, 10/15/18.......         602,894
                                             --------------
                                                  1,215,018
                                             --------------
               TOTAL US GOVERNMENT AGENCY
                 SECURITIES
                 (Cost $713,288,680).......     716,900,298
                                             --------------
               CORPORATE BONDS AND NOTES -- 34.8%
               AEROSPACE AND DEFENSE -- 0.4%
     320,000   B/E Aerospace,
                 8.50%, 10/01/10...........         353,600
   1,545,000   Lockheed Martin Corp.,
                 8.50%, 12/01/29...........       2,120,469
     545,000   Lockheed Martin Corp.,
                 7.20%, 05/01/36...........         664,001
   2,390,000   Northrop Grumman Corp.,
                 4.08%, 11/16/06...........       2,415,229
      35,000   Northrop Grumman Corp.,
                 7.13%, 02/15/11...........          40,217
     940,000   Northrop Grumman Corp.,
                 7.75%, 02/15/31...........       1,207,335
     790,000   RC Trust I,
                 7.00%, 05/15/06...........         416,479
                                             --------------
                                                  7,217,330
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               AUTOMOBILES/MOTOR VEHICLES -- 0.1%
$    765,000   Daimler Chrysler AG Corp.,
                 7.45%, 03/01/27...........  $      852,988
     280,000   Daimler Chrysler NA Holding,
                 4.05%, 06/04/08...........         279,643
      70,000   Daimler Chrysler NA Holding,
                 6.50%, 11/15/13...........          76,052
   1,200,000   Daimler Chrysler NA Holding,
                 Series MTND, Floating
                 Rate,
                 2.94%, 09/10/07(b)........       1,204,857
                                             --------------
                                                  2,413,540
                                             --------------
               BANKS -- 6.7%
   5,575,000   American Express Bank FSB,
                 Series BKNT, Floating
                 Rate,
                 2.49%, 11/21/07(c)........       5,577,291
   2,000,000   American Express Centurion
                 Bank, Series BKNT,
                 4.38%, 07/30/09...........       2,033,936
   1,404,000   Bank of America Corp.,
                 5.25%, 02/01/07...........       1,454,145
   3,550,000   Bank of America Corp.,
                 3.88%, 01/15/08(f)........       3,580,221
   1,425,000   Bank of America Corp.,
                 3.25%, 08/15/08...........       1,401,877
   2,000,000   Bank of America Corp.,
                 3.38%, 02/17/09...........       1,961,586
     425,000   Bank of America Corp.,
                 5.38%, 06/15/14...........         444,340
   1,250,000   Bank of Scotland -- 144A,
                 3.50%, 11/30/07...........       1,246,519
   1,750,000   Bank One Corp.,
                 6.00%, 08/01/08...........       1,874,500
   2,000,000   BankBoston NA, Series BKNT,
                 6.38%, 03/25/08...........       2,153,982
   2,850,000   HBOS Treasury Services
                 PLC -- 144A,
                 3.75%, 09/30/08...........       2,847,709
   3,850,000   HSBC Bank USA, Series BKNT,
                 3.88%, 09/15/09...........       3,820,490
   4,350,000   HSBC Bank USA, Series BKNT,
                 Floating Rate,
                 2.59%, 09/21/07(b)........       4,355,255
   2,600,000   JP Morgan Chase & Company,
                 5.35%, 03/01/07...........       2,700,191
     475,000   JP Morgan Chase & Company,
                 5.25%, 05/30/07...........         494,085
   1,495,000   JP Morgan Chase & Company,
                 3.63%, 05/01/08(e)........       1,485,556
   2,100,000   JP Morgan Chase & Company,
                 5.75%, 10/15/08...........       2,229,856
     935,000   JP Morgan Chase & Company,
                 3.50%, 03/15/09...........         916,969
   1,100,000   JP Morgan Chase & Company,
                 7.00%, 11/15/09...........       1,228,708

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               BANKS (CONTINUED)
$    580,000   JP Morgan Chase & Company,
                 Floating Rate,
                 2.16%, 10/02/09(b)........  $      581,477
   2,200,000   National City Bank,
                 3.38%, 10/15/07...........       2,189,422
   2,705,000   National City Bank, Series
                 BKNT, Floating Rate,
                 2.67%, 06/29/09(b)........       2,706,655
     800,000   Rabobank Capital Funding
                 II -- 144A, Variable Rate,
                 5.26%, perpetual(a).......         815,441
   1,135,000   RBS Capital Trust I,
                 Variable Rate,
                 4.71%, perpetual(a).......       1,107,620
   3,600,000   State Street Bank & Trust,
                 Series CD1, Floating Rate,
                 2.41%, 12/11/06(b)........       3,597,840
   4,390,000   SunTrust Banks, Inc.,
                 3.63%, 10/15/07...........       4,382,581
   2,000,000   SunTrust Banks, Inc.,
                 4.00%, 10/15/08...........       2,020,192
   1,535,000   SunTrust Banks, Inc.,
                 4.42%, 06/15/09...........       1,557,227
   2,275,000   Swedish Export Credit,
                 2.88%, 01/26/07...........       2,253,294
     980,000   UBS Preferred Funding Trust
                 I, Variable Rate,
                 8.62%, perpetual(a).......       1,179,348
     490,000   US Bancorp, Series MTNN,
                 3.95%, 08/23/07...........         495,016
   3,040,000   US Bank NA,
                 2.40%, 03/12/07...........       2,984,760
   8,275,000   US Bank NA, Series BKNT,
                 Floating Rate,
                 2.04%, 10/01/07(b)........       8,281,008
   1,140,000   Wachovia Corp.,
                 3.63%, 02/17/09...........       1,127,941
   2,340,000   Wachovia Corp., Variable
                 Rate,
                 6.30%, 04/15/08(a)........       2,512,407
   9,925,000   Wells Fargo & Company,
                 4.00%, 08/15/08...........       9,999,696
     500,000   Wells Fargo & Company,
                 3.13%, 04/01/09...........         485,084
   8,250,000   Wells Fargo & Company,
                 4.20%, 01/15/10...........       8,292,842
  10,030,000   Wells Fargo & Company,
                 Floating Rate,
                 2.59%, 09/15/09(b)........      10,031,394
   2,150,000   Wells Fargo Bank NA, Series
                 BKNT, Variable Rate,
                 7.80%, 06/15/10(a)........       2,195,238
                                             --------------
                                                110,603,699
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               BROADCAST SERVICES/MEDIA -- 1.4%
$  1,395,000   Charter Communications
                 Holdings LLC,
                 10.75%, 10/01/09..........  $    1,276,425
     250,000   Comcast Cable
                 Communications, Inc.,
                 6.38%, 01/30/06...........         258,302
   1,800,000   Comcast Cable
                 Communications, Inc.,
                 6.75%, 01/30/11...........       2,023,916
     450,000   Comcast Corp.,
                 7.05%, 03/15/33...........         516,598
   2,020,000   Continental Cablevision,
                 8.30%, 05/15/06...........       2,146,559
     465,000   Cox Communications, Inc.,
                 7.75%, 11/01/10...........         533,289
     370,000   Cox Communications, Inc.,
                 4.63%, 06/01/13...........         354,554
   2,300,000   Cox Communications, Inc. --
                 144A,
                 4.63%, 01/15/10...........       2,297,246
     330,000   CSC Holdings, Inc.,
                 7.88%, 02/15/18...........         358,050
     710,000   CSC Holdings, Inc. -- 144A,
                 6.75%, 04/15/12(d)........         734,850
     675,000   EchoStar DBS Corp. -- 144A,
                 6.63%, 10/01/14...........         686,813
   1,070,000   News America Holdings,
                 7.63%, 11/30/28...........       1,274,410
   1,275,000   News America, Inc.,
                 7.30%, 04/30/28...........       1,465,318
     545,000   News America, Inc.,
                 7.28%, 06/30/28...........         624,702
   1,200,000   News America, Inc. -- 144A,
                 5.30%, 12/15/14...........       1,216,490
     130,000   Rogers Cable, Inc. -- 144A
                 (Canada),
                 6.75%, 03/15/15...........         133,575
     650,000   TCI Communications, Inc.,
                 7.88%, 02/15/26...........         800,470
   1,675,000   TCI Communications, Inc.,
                 7.13%, 02/15/28...........       1,898,532
     700,000   Time Warner, Inc.,
                 8.18%, 08/15/07...........         777,864
   1,910,000   Time Warner, Inc.,
                 7.57%, 02/01/24...........       2,252,883
     610,000   Time Warner, Inc.,
                 6.95%, 01/15/28...........         682,714
      80,000   Time Warner, Inc.,
                 7.63%, 04/15/31...........          97,085
     675,000   Walt Disney Company, Series
                 MTNB,
                 6.20%, 06/20/14...........         748,571
                                             --------------
                                                 23,159,216
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               CHEMICALS -- 0.1%
$    365,000   Crown Euro Holdings SA
                 (France),
                 9.50%, 03/01/11...........  $      417,925
     425,000   Crown Euro Holdings SA
                 (France),
                 10.88%, 03/01/13..........         504,688
     220,000   Nalco Company,
                 7.75%, 11/15/11...........         238,700
                                             --------------
                                                  1,161,313
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.0%
     600,000   D.R. Horton, Inc.,
                 7.88%, 08/15/11...........         690,000
                                             --------------
               FINANCIAL SERVICES -- 6.1%
   9,050,000   Citigroup, Inc.,
                 3.50%, 02/01/08...........       9,016,144
  14,330,000   Citigroup, Inc.,
                 3.63%, 02/09/09...........      14,220,504
     820,000   Citigroup, Inc.,
                 6.20%, 03/15/09...........         892,035
  11,200,000   Citigroup, Inc., Floating
                 Rate,
                 2.59%, 06/09/09(b)........      11,231,024
     160,000   E*TRADE Financial Corp. --
                 144A,
                 8.00%, 06/15/11...........         172,800
   8,225,000   Eksportfinans ASA, Series
                 MTN,
                 3.38%, 01/15/08...........       8,188,399
   2,000,000   General Electric Capital
                 Corp., Series MTNA,
                 6.50%, 12/10/07...........       2,156,576
  10,285,000   General Electric Capital
                 Corp., Series MTNA,
                 4.25%, 01/15/08...........      10,455,206
   5,045,000   General Electric Capital
                 Corp., Series MTNA,
                 3.60%, 10/15/08...........       4,994,217
     630,000   General Electric Capital
                 Corp., Series MTNA,
                 4.38%, 11/21/11...........         627,181
   5,000,000   General Electric Capital
                 Corp., Series MTNA,
                 Floating Rate,
                 2.22%, 07/28/08(b)........       5,009,405
   2,290,000   General Motors Acceptance
                 Corp.,
                 5.63%, 05/15/09...........       2,292,269
   1,500,000   General Motors Acceptance
                 Corp.,
                 7.25%, 03/02/11...........       1,572,387
   2,120,000   General Motors Acceptance
                 Corp.,
                 6.88%, 09/15/11...........       2,175,455
   1,100,000   General Motors Acceptance
                 Corp.,
                 6.75%, 12/01/14...........       1,103,473

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
$  1,560,000   General Motors Acceptance
                 Corp.,
                 8.00%, 11/01/31...........  $    1,607,989
     450,000   Household Finance Corp.,
                 7.20%, 07/15/06...........         475,370
   2,925,000   Household Finance Corp.,
                 6.50%, 11/15/08...........       3,183,889
   1,500,000   Household Finance Corp.,
                 4.13%, 12/15/08...........       1,507,493
   1,590,000   Household Finance Corp.,
                 7.00%, 05/15/12...........       1,818,400
   1,575,000   HSBC Finance Corp.,
                 4.13%, 11/16/09...........       1,568,240
     440,000   HSBC Finance Corp.,
                 6.75%, 05/15/11...........         494,424
   1,583,000   Lehman Brothers Holdings,
                 Inc.,
                 7.00%, 02/01/08...........       1,730,768
   4,000,000   Nationwide Building
                 Society -- 144A,
                 3.50%, 07/31/07...........       3,984,268
     430,000   REFCO Finance Holdings --
                 144A,
                 9.00%, 08/01/12...........         473,000
   4,550,000   SLM Corp.,
                 4.00%, 01/15/10...........       4,519,861
     545,000   SLM Corp., Series MTNA,
                 3.63%, 03/17/08...........         542,789
   1,000,000   The Bear Stearns Companies,
                 Inc.,
                 2.88%, 07/02/08...........         967,960
   2,475,000   TIAA Global Markets -- 144A,
                 3.88%, 01/22/08...........       2,492,120
   1,955,000   USAA Capital Corp. -- 144A,
                 Series MTNB,
                 4.00%, 12/10/07...........       1,978,693
                                             --------------
                                                101,452,339
                                             --------------
               FOOD AND BEVERAGE -- 0.2%
   1,915,000   Diageo Capital PLC,
                 3.38%, 03/20/08...........       1,898,288
   1,100,000   General Mills, Inc.,
                 5.13%, 02/15/07...........       1,129,951
                                             --------------
                                                  3,028,239
                                             --------------
               INSURANCE -- 1.3%
   2,775,000   Allstate Financial Global
                 Funding -- 144A,
                 6.15%, 02/01/06...........       2,861,586
   1,150,000   ASIF Global Financial
                 XVIII -- 144A,
                 3.85%, 11/26/07...........       1,155,175
   6,430,000   ASIF Global Financial
                 XXIII -- 144A,
                 3.90%, 10/22/08...........       6,432,783
   2,850,000   Berkshire Hathaway Finance
                 Corp.,
                 3.38%, 10/15/08...........       2,819,864

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               INSURANCE (CONTINUED)
$  2,000,000   Berkshire Hathaway Finance
                 Corp. -- 144A,
                 3.40%, 07/02/07...........  $    1,996,452
   1,655,000   Liberty Mutual
                 Group -- 144A,
                 5.75%, 03/15/14...........       1,629,935
   1,000,000   Marsh & McLennan Companies,
                 Inc.,
                 5.38%, 07/15/14...........         978,859
   2,060,000   Met Life Global Funding I --
                 144A,
                 4.25%, 07/30/09...........       2,075,648
   1,980,000   Protective Life Secured
                 Trust, Series MTN,
                 3.70%, 11/24/08...........       1,975,959
                                             --------------
                                                 21,926,261
                                             --------------
               LEISURE AND RECREATION -- 0.1%
     310,000   MGM MIRAGE,
                 6.00%, 10/01/09...........         319,300
     795,000   Wynn Las Vegas LLC/Capital
                 Corp. -- 144A,
                 6.63%, 12/01/14...........         791,025
                                             --------------
                                                  1,110,325
                                             --------------
               MANUFACTURING -- 0.2%
     395,000   Briggs & Stratton Corp.,
                 8.88%, 03/15/11...........         476,963
   2,390,000   Tyco International Group SA,
                 6.13%, 11/01/08...........       2,577,182
                                             --------------
                                                  3,054,145
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 0.1%
     525,000   HCA, Inc.,
                 5.50%, 12/01/09...........         525,730
   1,300,000   WellPoint, Inc. -- 144A,
                 5.95%, 12/15/34...........       1,317,256
                                             --------------
                                                  1,842,986
                                             --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 0.1%
   1,140,000   Boston Scientific Corp.,
                 5.45%, 06/15/14...........       1,186,468
                                             --------------
               METALS AND MINING -- 0.1%
     210,000   International Steel Group,
                 6.50%, 04/15/14...........         226,275
     374,000   Ispat Inland ULC,
                 9.75%, 04/01/14...........         463,760
     220,000   TriMas Corp.,
                 9.88%, 06/15/12...........         234,300
                                             --------------
                                                    924,335
                                             --------------
               OIL AND GAS: PIPELINES -- 0.2%
   1,425,000   Consolidated Natural Gas,
                 Series A,
                 5.00%, 03/01/14...........       1,430,934
     365,000   El Paso Natural Gas,
                 8.63%, 01/15/22...........         427,506

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               OIL AND GAS: PIPELINES (CONTINUED)
$    670,000   Transcontinental Gas Pipe
                 Line Corp., Series B,
                 8.88%, 07/15/12...........  $      818,238
     570,000   Williams Companies, Inc.,
                 7.63%, 07/15/19...........         629,850
     225,000   Williams Companies, Inc.,
                 7.75%, 06/15/31...........         236,813
                                             --------------
                                                  3,543,341
                                             --------------
               OIL, COAL AND GAS -- 1.2%
     840,000   Amerada Hess Corp.,
                 7.30%, 08/15/31...........         940,018
   2,480,000   Amerada Hess Corp.,
                 7.13%, 03/15/33...........       2,735,638
     295,000   Anadarko Finance Company,
                 Series B,
                 7.50%, 05/01/31...........         366,664
     255,000   Chesapeake Energy Corp. --
                 144A,
                 6.38%, 06/15/15...........         263,288
   2,500,000   Conoco Funding Company,
                 6.35%, 10/15/11...........       2,794,327
   1,625,000   Devon Energy Corp.,
                 7.95%, 04/15/32...........       2,083,070
     435,000   Devon Financing Corp. ULC,
                 7.88%, 09/30/31...........         549,435
     610,000   El Paso Production Holding
                 Company,
                 7.75%, 06/01/13...........         642,025
   2,160,000   EnCana Corp.,
                 4.75%, 10/15/13...........       2,147,299
     700,000   EnCana Corp.,
                 6.50%, 08/15/34...........         771,114
   1,225,000   Enterprise Products
                 Operating LP -- 144A,
                 4.00%, 10/15/07...........       1,222,806
     950,000   Gazprom OAO,
                 9.63%, 03/01/13...........       1,131,165
   1,710,000   Gazprom OAO -- 144A,
                 9.63%, 03/01/13...........       2,026,350
     600,000   Hanover Equipment Trust,
                 Series B,
                 8.75%, 09/01/11...........         654,000
     505,000   Occidental Petroleum,
                 8.45%, 02/15/29...........         686,154
     700,000   Suncor Energy, Inc.,
                 5.95%, 12/01/34...........         736,474
                                             --------------
                                                 19,749,827
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.1%
     735,000   Georgia-Pacific Corp.,
                 8.00%, 01/15/24...........         856,275
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PHARMACEUTICALS -- 0.3%
$  1,100,000   Bristol-Myers Squibb,
                 6.88%, 08/01/97...........  $    1,267,019
     815,000   Elan Finance PLC/Elan
                 Finance Corp. -- 144A
                 (Brazil),
                 7.75%, 11/15/11...........         872,050
     865,000   Merck & Company, Inc.,
                 5.95%, 12/01/28...........         898,168
   1,685,000   Wyeth,
                 6.50%, 02/01/34...........       1,803,782
                                             --------------
                                                  4,841,019
                                             --------------
               PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                 VEHICLES -- 0.3%
   4,329,260   Daimler Chrysler Auto Trust,
                 Series 2001-C, Class A4,
                 4.63%, 12/06/06...........       4,353,046
                                             --------------
               PRIVATE ASSET BACKED: BANKS -- 0.3%
   5,174,564   Bank of America Alternative
                 Loan Trust, Series 2004-7,
                 Class 4A1,
                 5.00%, 08/25/19...........       5,239,499
                                             --------------
               PRIVATE ASSET BACKED: CREDIT CARDS -- 3.2%
  12,075,000   Chase Issuance Trust, Series
                 2004-A9, Class A9,
                 3.22%, 06/15/10...........      11,998,131
  14,950,000   Citibank Credit Card
                 Issuance Trust, Series
                 2004-A1, Class A1,
                 2.55%, 01/20/09...........      14,704,945
  14,850,000   Citibank Credit Card
                 Issuance Trust, Series
                 2004-A4, Class A4,
                 3.20%, 08/24/09...........      14,718,008
  11,500,000   MBNA Credit Card Master Note
                 Trust, Series 2003-A6,
                 Class A6,
                 2.75%, 10/15/10...........      11,157,443
                                             --------------
                                                 52,578,527
                                             --------------
               PRIVATE ASSET BACKED: FINANCIAL
                 SERVICES -- 1.0%
   7,480,000   Greenwich Capital Commercial
                 Funding Corp.,
                 Series 2004-GG1, Class A4,
                 4.76%, 06/10/36...........       7,651,089
   5,397,447   Morgan Stanley Capital I,
                 Series 1998-WF1, Class A2,
                 6.55%, 03/15/30...........       5,760,775
   2,980,000   Morgan Stanley Capital I,
                 Series 1999-FNV1, Class
                 A2,
                 6.53%, 03/15/31...........       3,236,757
                                             --------------
                                                 16,648,621
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY -- 6.9%
$  1,695,287   Bear Stearns Commercial
                 Mortgage Securities,
                 Series 2001, Class A1,
                 6.08%, 02/15/35...........  $    1,778,748
   7,670,000   Chase Commercial Mortgage
                 Securities Corp., Series
                 2000-3, Class A2,
                 7.32%, 10/15/32...........       8,768,392
  12,725,000   Countrywide Asset-Backed
                 Certificates, Series
                 2004-13, Class AV4,
                 Floating Rate,
                 2.71%, 06/25/35(c)........      12,724,999
   4,875,000   DLJ Commercial Mortgage
                 Corp., Series 2000-CKP1,
                 Class A1B,
                 7.18%, 11/10/33...........       5,529,630
   6,150,000   GMAC Commercial Mortgage
                 Securities, Inc.,
                 Series 1999-C2, Class A2,
                 6.95%, 09/15/33...........       6,807,030
   7,715,596   GMAC Commercial Mortgage
                 Securities, Inc.,
                 Series 1999-C3, Class A2,
                 7.18%, 08/15/36...........       8,619,821
  12,737,013   GSR Mortgage Loan Trust,
                 Series 2003-13, Class 1A1,
                 4.52%, 10/25/33...........      12,475,384
   6,650,000   JP Morgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-CIB2, Class
                 A3,
                 6.43%, 04/15/35...........       7,388,000
   9,475,000   JP Morgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-CIBC, Class
                 A3,
                 6.26%, 03/15/33...........      10,419,379
   7,425,000   LB Commercial Conduit
                 Mortgage Trust,
                 Series 1998-C4, Class A1B,
                 6.21%, 10/15/35...........       7,971,997
   6,900,000   LB-UBS Commercial Mortgage
                 Trust, Series 2000-C3,
                 Class A2,
                 7.95%, 01/15/10...........       8,015,690
   6,830,000   LB-UBS Commercial Mortgage
                 Trust, Series 2000-C4,
                 Class A2,
                 7.37%, 08/15/26...........       7,808,134
   7,395,000   LB-UBS Commercial Mortgage
                 Trust, Series 2003-C7,
                 Class A3,
                 4.56%, 09/15/27...........       7,466,425
   8,060,000   LB-UBS Commercial Mortgage
                 Trust, Series 2004-C8,
                 Class A2,
                 4.20%, 12/15/29...........       8,083,994
                                             --------------
                                                113,857,623
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: OTHER -- 0.4%
$  6,426,823   Structured Asset Securities
                 Corp., Series 2003-AL2,
                 Class A,
                 3.36%, 01/25/31...........  $    6,131,556
                                             --------------
               PRIVATE ASSET BACKED: UTILITIES -- 0.6%
   8,000,000   Peco Energy Transition
                 Trust, Series 2000-A,
                 Class A4,
                 7.65%, 03/01/10...........       9,220,028
                                             --------------
               REAL ESTATE -- 0.2%
     510,000   EOP Operating LP,
                 4.75%, 03/15/14...........         494,263
   2,315,000   EOP Operating LP,
                 7.50%, 04/19/29...........       2,691,517
                                             --------------
                                                  3,185,780
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.4%
     910,000   AvalonBay Communities,
                 Series MTN,
                 6.63%, 09/15/11...........       1,008,495
   2,300,000   Developers Diversified
                 Realty Corp.,
                 3.88%, 01/30/09...........       2,259,147
   4,135,000   Rouse Company,
                 5.38%, 11/26/13...........       3,973,789
                                             --------------
                                                  7,241,431
                                             --------------
               RESEARCH AND DEVELOPMENT -- 0.0%
     530,000   Bio-Rad Laboratories,
                 Inc. -- 144A,
                 6.13%, 12/15/14...........         536,625
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.0%
     175,000   Fisher Scientific
                 International,
                 Inc. -- 144A,
                 6.75%, 08/15/14...........         188,563
                                             --------------
               SEMICONDUCTORS -- 0.0%
     125,000   Freescale Semiconductor,
                 Inc.,
                 6.88%, 07/15/11...........         134,688
     245,000   Freescale Semiconductor,
                 Inc., Floating Rate,
                 4.82%, 07/15/09(b)........         256,331
     320,000   MagnaChip Semiconductor,
                 Ltd. -- 144A, Floating
                 Rate,
                 5.26%, 12/15/11(b)........         330,400
                                             --------------
                                                    721,419
                                             --------------
               SPECIAL PURPOSE ENTITY -- 0.2%
   1,000,000   California Preferred Fund
                 Trust,
                 7.00%, perpetual..........       1,042,838
   1,600,000   New York Life Global
                 Funding -- 144A,
                 3.88%, 01/15/09...........       1,592,718
     405,000   Rainbow National Services
                 LLC -- 144A,
                 8.75%, 09/01/12...........         446,513
                                             --------------
                                                  3,082,069
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 1.4%
$  2,175,000   BellSouth Corp.,
                 4.20%, 09/15/09...........  $    2,182,984
     775,000   BellSouth Corp.,
                 6.55%, 06/15/34...........         847,357
      80,000   British Telecom PLC,
                 Variable Rate,
                 8.88%, 12/15/30(m)........         107,444
     550,000   Cincinnati Bell, Inc.,
                 8.38%, 01/15/14(d)........         559,625
     860,000   Citizens Communications
                 Company,
                 6.25%, 01/15/13...........         870,750
     875,000   Deutsche Telekom
                 International Corp.,
                 Variable Rate,
                 8.25%, 06/15/05(m)........         895,490
     358,000   MCI, Inc.,
                 6.91%, 05/01/07...........         367,398
     258,000   MCI, Inc.,
                 6.69%, 05/01/09...........         267,675
   2,350,000   New England Telephone &
                 Telegraph,
                 7.88%, 11/15/29...........       2,845,803
     970,000   New Jersey Bell Telephone,
                 7.85%, 11/15/29...........       1,174,423
     605,000   Nextel Communications, Inc.,
                 5.95%, 03/15/14...........         629,200
     535,000   Qwest Communications
                 International -- 144A,
                 7.50%, 02/15/14...........         543,025
   2,310,000   Qwest Corp. -- 144A,
                 7.88%, 09/01/11...........       2,517,900
     400,000   Qwest Corp. -- 144A,
                 9.13%, 03/15/12...........         464,000
     480,000   Rogers Wireless, Inc.
                 (Canada),
                 6.38%, 03/01/14...........         477,600
     350,000   Rogers Wireless,
                 Inc. -- 144A (Canada),
                 7.25%, 12/15/12...........         372,750
     130,000   Rogers Wireless,
                 Inc. -- 144A (Canada),
                 7.50%, 03/15/15...........         137,800
     645,000   SBC Communications, Inc.,
                 4.13%, 09/15/09...........         644,504
     255,000   SBC Communications, Inc.,
                 6.45%, 06/15/34...........         274,132
     950,000   Telecom Italia
                 Capital -- 144A,
                 4.00%, 01/15/10...........         932,511
     655,000   Telecom Italia
                 Capital -- 144A,
                 4.95%, 09/30/14...........         642,953
   2,785,000   Telecom Italia
                 Capital -- 144A,
                 6.00%, 09/30/34...........       2,732,071
     850,000   Telefonica Europe BV,
                 7.75%, 09/15/10...........         997,958

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
$    155,000   Verizon Global Funding
                 Corp.,
                 7.75%, 12/01/30...........  $      193,320
     215,000   Verizon Maryland, Inc.,
                 5.13%, 06/15/33...........         193,542
   1,470,000   Vodafone Group PLC,
                 5.00%, 12/16/13...........       1,498,427
                                             --------------
                                                 23,370,642
                                             --------------
               TRANSPORTATION -- 0.2%
   1,350,000   Burlington Northern Santa Fe
                 Corp.,
                 7.29%, 06/01/36...........       1,658,710
     765,000   Canadian National Railway
                 Company,
                 6.90%, 07/15/28...........         883,220
     540,000   OMI Corp. (Marshall Island),
                 7.63%, 12/01/13...........         580,500
     810,000   Overseas Shipholding Group,
                 7.50%, 02/15/24...........         830,250
                                             --------------
                                                  3,952,680
                                             --------------
               UTILITIES -- 0.1%
     325,000   National Waterworks, Inc.,
                 Series B,
                 10.50%, 12/01/12..........         367,250
     470,000   Orion Power Holdings, Inc.,
                 12.00%, 05/01/10..........         599,250
                                             --------------
                                                    966,500
                                             --------------
               UTILITIES: ELECTRIC -- 0.9%
     590,000   First Energy Corp., Series
                 C,
                 7.38%, 11/15/31...........         675,886
     224,753   Homer City Funding LLC,
                 8.73%, 10/01/26...........         262,960
   1,000,000   Midwest Generation LLC,
                 8.75%, 05/01/34...........       1,140,000
     315,000   Midwest Generation LLC,
                 Series B,
                 8.56%, 01/02/16...........         349,847
   2,725,000   Ohio Edison,
                 5.45%, 05/01/15...........       2,769,524
   1,482,000   Ontario Electricity Finance,
                 6.10%, 01/30/08...........       1,587,775
   1,940,000   Progress Energy, Inc.,
                 7.75%, 03/01/31...........       2,335,465
     160,000   Reliant Energy, Inc.,
                 9.25%, 07/15/10(d)........         179,200
     355,000   Reliant Energy, Inc.,
                 6.75%, 12/15/14...........         354,556
     300,000   SP PowerAssets,
                 Ltd. -- 144A,
                 5.00%, 10/22/13...........         304,954

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               UTILITIES: ELECTRIC (CONTINUED)
$    600,000   Texas Genco LLC/Financing --
                 144A,
                 6.88%, 12/15/14...........  $      623,250
   3,750,000   TXU Corp. -- 144A,
                 4.80%, 11/15/09...........       3,760,747
                                             --------------
                                                 14,344,164
                                             --------------
               TOTAL CORPORATE BONDS AND
                 NOTES
                 (Cost $572,771,188).......     574,379,431
                                             --------------
               MUNICIPAL BONDS -- 0.1%
               CALIFORNIA
   1,575,000   California State Department
                 of Water Powersupply
                 Revenue Bond, Series E,
                 3.98%, 05/01/05
                 (Cost $1,574,964).........       1,579,946
                                             --------------
               FOREIGN GOVERNMENT OBLIGATIONS -- 2.9%
   9,700,000   AID-Israel,
                 5.50%, 09/18/23...........      10,164,543
  75,228,000   Mexican Fixed Rate Bonds,
                 Series M7,
                 8.00%, 12/24/08(l)........       6,552,590
  49,121,000   Mexican Fixed Rate Bonds,
                 Series MI7,
                 9.00%, 12/24/09(l)........       4,378,066
  16,795,000   New Zealand Government,
                 Series 415,
                 6.00%, 04/15/15(i)........      12,152,731
   1,480,000   Quebec Province,
                 5.00%, 07/17/09...........       1,547,529
   3,198,883   Republic of Colombia,
                 9.75%, 04/09/11...........       3,694,710
   2,295,000   United Mexican States,
                 8.38%, 01/14/11...........       2,701,215
   4,045,000   United Mexican States,
                 8.13%, 12/30/19...........       4,756,920
   2,385,000   United Mexican States,
                 8.00%, 09/24/22...........       2,757,060
                                             --------------
               TOTAL FOREIGN GOVERNMENT
                 OBLIGATIONS (Cost
                 $45,328,200)..............      48,705,364
                                             --------------
               PREFERRED CORPORATE BONDS & NOTES -- 0.1%
               TELECOMMUNICATIONS EQUIPMENT
                 AND SERVICES
   2,000,000   TCI Communications
                 Financing III,
                 9.65%, 03/31/27 (Cost
                 $2,151,273)...............       2,323,092
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SHORT TERM COMMERCIAL PAPER -- 0.7%
$  7,500,000   HBOS Treasury Services PLC,
                 2.04%, 01/26/05...........  $    7,489,375
   4,500,000   Santander Central Hispano
                 Finance (Delaware), Inc.,
                 2.01%, 01/14/05...........       4,496,734
                                             --------------
               TOTAL SHORT TERM COMMERCIAL
                 PAPER
                 (Cost $11,986,109)........      11,986,109
                                             --------------
               SHORT TERM US TREASURY SECURITY -- 0.9%
  15,500,000   US Treasury Bill,
                 1.78%, 01/13/05
                 (Cost $15,490,824)........      15,490,824
                                             --------------
               SECURITIES LENDING COLLATERAL -- 21.6%
 357,709,666   Securities Lending
                 Collateral Investment
                 (Note 4)
                 (Cost $357,709,666).......     357,709,666
                                             --------------
               TOTAL SECURITIES
                 (Cost $2,171,881,538).....   2,180,919,786
                                             --------------
               REPURCHASE AGREEMENTS -- 2.8%
  46,075,207   With Investors Bank and
                 Trust, dated 12/31/04,
                 1.88%, due 01/03/05,
                 repurchase proceeds at
                 maturity $46,082,425
                 (Collateralized by various
                 Fannie Maes, 2.92%, due
                 01/25/33-02/25/33, with a
                 total value of
                 $21,003,463, and various
                 Small Business
                 Administrations, 5.03% --
                 5.38%, due 07/25/16-
                 02/25/28, with a total
                 value of $27,378,967)
                 (Cost $46,075,207)........      46,075,207
                                             --------------
               SECURITIES SOLD SHORT -- (10.1)%
  20,200,000   Fannie Mae, TBA,
                 5.00%, 01/13/05...........     (20,042,198)
  43,500,000   Fannie Mae, TBA,
                 5.50%, 01/13/05...........     (44,166,072)
  21,400,000   Fannie Mae, TBA,
                 4.50%, 01/19/05...........     (21,333,125)
  23,200,000   Fannie Mae, TBA,
                 5.50%, 01/19/05...........     (23,975,762)
   3,100,000   Fannie Mae, TBA,
                 6.00%, 01/19/05...........      (3,248,218)
  16,300,000   Freddie Mac Gold, TBA,
                 5.50%, 01/13/05...........     (16,559,789)

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SECURITIES SOLD SHORT (CONTINUED)
$ 23,700,000   Freddie Mac Gold, TBA,
                 6.00%, 01/13/05...........  $  (24,485,062)
  13,700,000   Government National Mortgage
                 Association, TBA,
                 5.50%, 01/20/05...........     (13,982,562)
                                             --------------
               TOTAL SECURITIES SOLD SHORT
                 (Proceeds $168,103,608)...    (167,792,788)
                                             --------------
               Total Investments -- 124.4%
                 (Cost $2,049,853,137).....   2,059,202,205
               Liabilities less other
                 assets -- (24.4)%.........    (403,834,320)
                                             --------------
               NET ASSETS -- 100.0%........  $1,655,367,885
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $2,050,735,894.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $16,686,024
    Gross unrealized depreciation...........   (8,219,713)
                                              -----------
    Net unrealized appreciation.............  $ 8,466,311
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 63.6%
              ADVERTISING -- 0.1%
      3,500   Interpublic Group of Companies,
                Inc.*........................  $     46,900
      4,350   Omnicom Group, Inc. ...........       366,792
                                               ------------
                                                    413,692
                                               ------------
              AEROSPACE AND DEFENSE -- 1.6%
     10,550   General Dynamics Corp. ........     1,103,530
      2,800   Goodrich Corp. ................        91,392
      2,250   L-3 Communications Holdings,
                Inc. ........................       164,790
     16,650   Lockheed Martin Corp. .........       924,908
      7,700   Northrop Grumman Corp. ........       418,572
     23,750   Raytheon Company...............       922,213
     41,100   The Boeing Company.............     2,127,746
     11,300   United Technologies Corp. .....     1,167,855
                                               ------------
                                                  6,921,006
                                               ------------
              AGRICULTURE -- 0.1%
      6,000   Monsanto Company...............       333,300
                                               ------------
              APPAREL: MANUFACTURING -- 0.5%
      7,350   Coach, Inc.*...................       414,540
      2,650   Jones Apparel Group, Inc. .....        96,911
      2,650   Liz Claiborne, Inc. ...........       111,857
     13,250   Nike, Inc. -- Class B..........     1,201,642
      2,200   Reebok International,
                Ltd.(d)......................        96,800
      6,150   VF Corp. ......................       340,587
                                               ------------
                                                  2,262,337
                                               ------------
              APPAREL: RETAIL -- 0.3%
     14,900   Limited Brands, Inc. ..........       342,998
     33,450   The Gap, Inc.(d)...............       706,464
                                               ------------
                                                  1,049,462
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 0.6%
     92,400   Ford Motor Company(d)..........     1,352,736
      5,100   General Motors Corp.(d)........       204,306
      6,750   Harley-Davidson, Inc. .........       410,063
      9,250   PACCAR, Inc.(d)................       744,440
                                               ------------
                                                  2,711,545
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.1%
      6,650   Genuine Parts Company..........       292,999
      4,200   Johnson Controls, Inc. ........       266,448
                                               ------------
                                                    559,447
                                               ------------
              BANKS -- 3.9%
      7,700   AmSouth Bancorp(d).............       199,430
     86,212   Bank of America Corp. .........     4,051,101
     12,500   BB&T Corp. ....................       525,625
      6,700   Comerica, Inc.(d)..............       408,834
      5,300   Fifth Third Bancorp............       250,584

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
      1,300   First Horizon National
                Corp.(d).....................  $     56,043
      6,900   Golden West Financial Corp. ...       423,798
      5,450   Huntington Bancshares,
                Inc.(d)......................       135,051
     15,900   KeyCorp........................       539,010
      2,750   M&T Bank Corp. ................       296,560
      5,500   Marshall & Ilsley Corp. .......       243,100
     10,400   Mellon Financial Corp. ........       323,544
     23,950   National City Corp.(d).........       899,323
      9,950   North Fork Bancorp, Inc. ......       287,058
      1,950   Northern Trust Corp. ..........        94,731
      2,600   PNC Financial Services Group...       149,344
      8,684   Regions Financial Corp. .......       309,064
      3,200   Sovereign Bancorp, Inc.(d).....        72,160
      7,950   State Street Corp. ............       390,504
      7,200   SunTrust Banks, Inc. ..........       531,936
      2,850   Synovus Financial Corp. .......        81,453
     15,400   The Bank of New York Company,
                Inc. ........................       514,668
     40,482   US Bancorp.....................     1,267,896
     34,753   Wachovia Corp. ................     1,828,007
     36,100   Wells Fargo & Company..........     2,243,614
      1,850   Zions Bancorp..................       125,856
                                               ------------
                                                 16,248,294
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.7%
     48,600   Comcast Corp. -- Class A*......     1,617,408
      6,050   Gannett Company, Inc. .........       494,285
      9,550   McGraw-Hill Companies, Inc. ...       874,207
      1,050   Meredith Corp. ................        56,910
     45,000   The Walt Disney Company........     1,251,000
     97,050   Time Warner, Inc.*.............     1,886,652
      3,000   Tribune Company................       126,420
     24,850   Viacom, Inc. -- Class B........       904,292
                                               ------------
                                                  7,211,174
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.5%
      2,500   Avery Dennison Corp. ..........       149,925
      4,000   Cintas Corp. ..................       175,440
      3,350   Ecolab, Inc.(d)................       117,686
     19,230   First Data Corp. ..............       818,043
      5,000   Fiserv, Inc.*..................       200,950
      3,400   Moody's Corp. .................       295,290
      8,700   Paychex, Inc. .................       296,496
      4,850   Robert Half International,
                Inc. ........................       142,736
                                               ------------
                                                  2,196,566
                                               ------------
              CHEMICALS -- 0.9%
      5,450   Air Products and Chemicals,
                Inc. ........................       315,937
      1,750   Ashland, Inc. .................       102,165

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              CHEMICALS (CONTINUED)
      2,150   Eastman Chemical Company.......  $    124,120
     22,300   EI du Pont de Nemours and
                Company......................     1,093,814
      2,650   Engelhard Corp. ...............        81,276
      2,500   International Flavors &
                Fragrances, Inc. ............       107,100
      9,600   PPG Industries, Inc. ..........       654,336
      5,100   Rohm and Haas Company..........       225,573
      2,300   Sigma-Aldrich Corp. ...........       139,058
     21,150   The Dow Chemical Company.......     1,047,136
                                               ------------
                                                  3,890,515
                                               ------------
              COMMERCIAL SERVICES -- 0.1%
     23,150   Cendant Corp. .................       541,247
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.2%
      5,700   Adobe Systems, Inc. ...........       357,618
      3,050   Affiliated Computer Services,
                Inc. -- Class A*(d)..........       183,580
      8,500   Autodesk, Inc. ................       322,575
     13,200   Automatic Data Processing,
                Inc. ........................       585,420
     11,600   BMC Software, Inc.*............       215,760
      3,500   Citrix Systems, Inc.*..........        85,855
     13,000   Computer Associates
                International, Inc.(d).......       403,780
      4,600   Computer Sciences Corp.*.......       259,302
     21,300   Compuware Corp.*...............       137,811
      2,650   Electronic Arts, Inc.*.........       163,452
     11,350   Electronic Data Systems
                Corp. .......................       262,185
      4,500   Intuit, Inc.*..................       198,045
    239,650   Microsoft Corp. ...............     6,401,051
      2,200   NCR Corp.*.....................       152,306
    212,000   Oracle Corp.*..................     2,908,639
      8,700   PeopleSoft, Inc.*..............       230,376
     11,400   Siebel Systems, Inc.*..........       119,700
      7,200   SunGard Data Systems, Inc.*....       203,976
      9,150   Unisys Corp.*..................        93,147
     10,100   VERITAS Software Corp.*(d).....       288,355
                                               ------------
                                                 13,572,933
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 3.4%
     20,000   Apple Computer, Inc.*..........     1,288,000
     91,850   Dell, Inc.*....................     3,870,558
     53,100   EMC Corp. (Massachusetts)*.....       789,597
      3,550   Gateway, Inc.*.................        21,336
     64,187   Hewlett-Packard Company........     1,346,001
     45,450   International Business Machines
                Corp. .......................     4,480,460
      2,950   Lexmark International Group,
                Inc.*........................       250,750
      8,000   Network Appliance, Inc.*.......       265,760

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              COMPUTERS AND OFFICE EQUIPMENT (CONTINUED)
      5,550   Pitney Bowes, Inc. ............  $    256,854
    171,300   Sun Microsystems, Inc.*........       921,594
     34,750   Xerox Corp.*...................       591,098
                                               ------------
                                                 14,082,008
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.2%
      4,850   American Standard Companies,
                Inc.*........................       200,402
      1,150   Centex Corp. ..................        68,517
      9,500   Masco Corp. ...................       347,035
      2,200   Vulcan Materials Company.......       120,142
                                               ------------
                                                    736,096
                                               ------------
              CONSUMER GOODS AND SERVICES -- 6.1%
      2,400   Alberto-Culver Company -- Class
                B............................       116,568
     43,950   Altria Group, Inc. ............     2,685,344
      4,250   Avon Products, Inc. ...........       164,475
      5,950   Clorox Company.................       350,634
     11,850   Colgate-Palmolive Company......       606,246
     10,700   Eastman Kodak Company(d).......       345,075
     15,550   FedEx Corp. ...................     1,531,520
      3,250   Fortune Brands, Inc. ..........       250,835
    224,300   General Electric Company.......     8,186,949
     49,250   Gillette Company...............     2,205,415
     10,850   Kimberly-Clark Corp. ..........       714,039
      1,900   Leggett & Platt, Inc. .........        54,017
      6,600   Newell Rubbermaid, Inc.(d).....       159,654
     86,950   Procter & Gamble Company.......     4,789,205
      3,550   Reynolds American, Inc.(d).....       279,030
      4,150   The Black & Decker Corp.(d)....       366,570
      8,100   The Sherwin-Williams Company...       361,503
     24,050   United Parcel Service, Inc. --
                Class B......................     2,055,313
      6,450   UST, Inc. .....................       310,310
      1,900   Whirlpool Corp.(d).............       131,499
                                               ------------
                                                 25,664,201
                                               ------------
              CONTAINERS AND PACKAGING -- 0.1%
      2,600   Ball Corp. ....................       114,348
        900   Bemis Company, Inc. ...........        26,181
      3,550   Pactiv Corp.*..................        89,780
      2,250   Sealed Air Corp.*..............       119,857
                                               ------------
                                                    350,166
                                               ------------
              DISTRIBUTION -- 0.1%
      3,300   WW Grainger, Inc. .............       219,846
                                               ------------
              EDUCATION -- 0.1%
      4,350   Apollo Group, Inc. -- Class
                A*...........................       351,089
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS -- 0.4%
     15,800   Emerson Electric Company.......  $  1,107,580
      4,550   Jabil Circuit, Inc.*...........       116,389
      4,750   Rockwell Collins, Inc. ........       187,340
        300   Sanmina-SCI Corp.*.............         2,541
      8,350   Solectron Corp.*...............        44,506
      2,900   Tektronix, Inc. ...............        87,609
                                               ------------
                                                  1,545,965
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.1%
     12,750   Waste Management, Inc. ........       381,735
                                               ------------
              FINANCIAL SERVICES -- 5.0%
     27,050   American Express Company.......     1,524,808
     12,650   Capital One Financial
                Corp.(d).....................     1,065,257
     11,350   CIT Group, Inc. ...............       520,057
    111,749   Citigroup, Inc. ...............     5,384,066
     11,950   Countrywide Financial Corp. ...       442,270
      8,900   E*TRADE Financial Corp.*.......       133,055
      2,800   Equifax, Inc. .................        78,680
     20,900   Fannie Mae.....................     1,488,288
      5,500   Franklin Resources, Inc. ......       383,075
     15,500   Freddie Mac....................     1,142,350
     11,000   Goldman Sachs Group, Inc. .....     1,144,440
      6,000   H&R Block, Inc. ...............       294,000
      9,900   Lehman Brothers Holdings,
                Inc. ........................       866,052
     27,500   MBNA Corp. ....................       775,225
     20,100   Merrill Lynch & Company,
                Inc. ........................     1,201,377
     23,900   Morgan Stanley.................     1,326,928
      6,050   Providian Financial Corp.*.....        99,644
     27,150   Prudential Financial, Inc. ....     1,492,163
      9,600   SLM Corp. .....................       512,544
      3,850   The Bear Stearns Companies,
                Inc. ........................       393,894
     18,950   Washington Mutual, Inc. .......       801,206
                                               ------------
                                                 21,069,379
                                               ------------
              FOOD AND BEVERAGE -- 2.3%
      7,000   Anheuser-Busch Companies,
                Inc. ........................       355,110
     13,900   Archer-Daniels-Midland
                Company......................       310,109
      1,200   Brown-Forman Corp. -- Class
                B............................        58,416
      9,250   Campbell Soup Company..........       276,483
     52,550   Coca-Cola Company..............     2,187,656
     10,300   Coca-Cola Enterprises, Inc. ...       214,755
     12,850   ConAgra Foods, Inc. ...........       378,433
      8,900   General Mills, Inc. ...........       442,419
      6,100   Hershey Foods Corp. ...........       338,794
      8,450   HJ Heinz Company...............       329,466
      9,250   Kellogg Company................       413,105
      3,600   McCormick & Company, Inc. .....       138,960
     50,700   PepsiCo, Inc. .................     2,646,539

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     17,350   Sara Lee Corp. ................  $    418,829
      5,950   The Pepsi Bottling Group,
                Inc. ........................       160,888
     11,700   Wm Wrigley Jr. Company.........       809,523
                                               ------------
                                                  9,479,485
                                               ------------
              INSURANCE -- 3.1%
      6,100   Ace, Ltd. .....................       260,775
      7,900   Aetna, Inc. ...................       985,524
     11,050   AFLAC, Inc. ...................       440,232
     14,750   Allstate Corp. ................       762,870
      2,700   Ambac Financial Group, Inc. ...       221,751
     55,653   American International Group,
                Inc. ........................     3,654,732
      6,950   Aon Corp. .....................       165,827
      9,850   Chubb Corp. ...................       757,465
      7,000   CIGNA Corp. ...................       570,990
      4,205   Cincinnati Financial Corp. ....       186,113
     10,950   Hartford Financial Services
                Group, Inc. .................       758,945
      5,550   Humana, Inc.*..................       164,780
      1,400   Jefferson-Pilot Corp. .........        72,744
      7,300   Lincoln National Corp. ........       340,764
     10,100   Loews Corp. ...................       710,030
      4,700   Marsh & McLennan Companies,
                Inc. ........................       154,630
      3,300   MBIA, Inc.(d)..................       208,824
     16,400   MetLife, Inc. .................       664,364
      2,650   MGIC Investment Corp. .........       182,612
      7,100   Principal Financial Group,
                Inc. ........................       290,674
      4,950   Progressive Corp. .............       419,958
      6,950   SAFECO Corp. ..................       363,068
      2,500   The St. Paul Travelers
                Companies, Inc. .............        92,675
      2,150   Torchmark Corp. ...............       122,851
      3,100   UnumProvident Corp. ...........        55,614
      3,300   XL Capital, Ltd. -- Class
                A(d).........................       256,245
                                               ------------
                                                 12,865,057
                                               ------------
              INTERNET SERVICES -- 1.6%
    142,600   Cisco Systems, Inc.*...........     2,752,180
     14,600   eBay, Inc.*....................     1,697,688
      8,000   Novell, Inc.*(d)...............        54,000
     32,100   Symantec Corp.*................       826,896
     31,500   YAHOO!, Inc.*..................     1,186,920
                                               ------------
                                                  6,517,684
                                               ------------
              LEISURE AND RECREATION -- 0.6%
      2,050   Brunswick Corp. ...............       101,475
     14,350   Carnival Corp. ................       826,990
      2,350   Harrah's Entertainment,
                Inc. ........................       157,192

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
      8,150   Hilton Hotels Corp. ...........  $    185,331
      8,900   International Game
                Technology...................       305,982
      8,700   Marriott International, Inc. --
                Class A......................       547,926
      5,000   Starwood Hotels & Resorts
                Worldwide, Inc. .............       292,000
                                               ------------
                                                  2,416,896
                                               ------------
              MACHINERY -- 0.4%
      3,150   Caterpillar, Inc. .............       307,157
      1,700   Cummins, Inc. .................       142,443
      5,600   Deere & Company................       416,640
      1,900   Dover Corp. ...................        79,686
      4,000   Ingersoll-Rand Company, Ltd. --
                Class A......................       321,200
      4,300   Rockwell Automation, Inc. .....       213,065
                                               ------------
                                                  1,480,191
                                               ------------
              MANUFACTURING -- 1.5%
     25,500   3M Company.....................     2,092,784
      1,800   Cooper Industries,
                Ltd. -- Class A..............       122,202
      7,500   Danaher Corp. .................       430,575
      3,800   Eaton Corp. ...................       274,968
     18,450   Honeywell International,
                Inc. ........................       653,315
      6,700   Illinois Tool Works, Inc. .....       620,956
      2,250   ITT Industries, Inc. ..........       190,013
      2,850   Parker Hannifin Corp. .........       215,859
      3,200   Textron, Inc. .................       236,160
     43,250   Tyco International, Ltd. ......     1,545,755
                                               ------------
                                                  6,382,587
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.3%
        700   Express Scripts, Inc.*.........        53,508
      4,950   IMS Health, Inc. ..............       114,890
      3,200   Laboratory Corp. of America
                Holdings*....................       159,424
      3,550   Manor Care, Inc. ..............       125,777
      6,550   McKesson Corp. ................       206,063
      4,808   Medco Health Solutions,
                Inc.*........................       200,013
        950   Quest Diagnostics, Inc. .......        90,773
     29,650   UnitedHealth Group, Inc. ......     2,610,089
     15,550   WellPoint, Inc.*...............     1,788,249
                                               ------------
                                                  5,348,786
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 2.5%
      2,850   Allergan, Inc. ................       231,050
      1,600   Bausch & Lomb, Inc. ...........       103,136
      5,400   Baxter International, Inc. ....       186,516
     12,700   Becton, Dickinson and
                Company......................       721,360
      5,700   Biomet, Inc. ..................       247,323
     18,550   Boston Scientific Corp.*.......       659,453

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
      2,600   CR Bard, Inc. .................  $    166,348
      2,800   Guidant Corp. .................       201,880
     95,200   Johnson & Johnson..............     6,037,583
     25,750   Medtronic, Inc. ...............     1,279,003
      8,100   St. Jude Medical, Inc.*........       339,633
      5,550   Zimmer Holdings, Inc.*.........       444,666
                                               ------------
                                                 10,617,951
                                               ------------
              METALS AND MINING -- 0.2%
      3,900   Nucor Corp.(d).................       204,126
      4,050   Phelps Dodge Corp. ............       400,626
      4,200   United States Steel Corp. .....       215,250
                                               ------------
                                                    820,002
                                               ------------
              OIL AND GAS: PIPELINES -- 0.1%
     21,150   Dynegy, Inc. -- Class A*(d)....        97,713
     12,650   El Paso Corp. .................       131,560
      1,100   Kinder Morgan, Inc. ...........        80,443
     11,150   Williams Companies, Inc. ......       181,634
                                               ------------
                                                    491,350
                                               ------------
              OIL, COAL AND GAS -- 4.9%
      3,750   Amerada Hess Corp. ............       308,925
      9,300   Anadarko Petroleum Corp. ......       602,733
      7,514   Apache Corp. ..................       379,983
      7,450   Baker Hughes, Inc. ............       317,892
      3,600   BJ Services Company............       167,544
     21,300   Burlington Resources, Inc. ....       926,550
     61,450   ChevronTexaco Corp. ...........     3,226,739
     22,913   ConocoPhillips.................     1,989,535
     25,600   Devon Energy Corp. ............       996,352
      2,850   EOG Resources, Inc. ...........       203,376
    161,050   Exxon Mobil Corp. .............     8,255,422
      9,650   Halliburton Company............       378,666
      2,400   Kerr-McGee Corp. ..............       138,696
      7,450   Marathon Oil Corp. ............       280,195
      1,350   Nabors Industries, Ltd.*.......        69,242
      3,350   Noble Corp.*...................       166,629
      8,450   Occidental Petroleum Corp. ....       493,142
      7,600   Praxair, Inc. .................       335,540
      3,100   Sunoco, Inc. ..................       253,301
      3,600   Transocean, Inc.*..............       152,604
      5,600   Unocal Corp. ..................       242,144
     13,200   Valero Energy Corp. ...........       599,280
                                               ------------
                                                 20,484,490
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.3%
      5,800   Georgia-Pacific Corp. .........       217,384
      4,550   International Paper Company....       191,100
      2,850   Louisiana-Pacific Corp. .......        76,209

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              PAPER AND FOREST PRODUCTS (CONTINUED)
      4,950   MeadWestvaco Corp. ............  $    167,756
      1,850   Plum Creek Timber Company,
                Inc. ........................        71,114
      1,300   Temple-Inland, Inc. ...........        88,920
      8,750   Weyerhauser Company............       588,175
                                               ------------
                                                  1,400,658
                                               ------------
              PHARMACEUTICALS -- 3.2%
     34,100   Abbott Laboratories............     1,590,764
      4,300   AmerisourceBergen Corp. .......       252,324
     43,600   Bristol-Myers Squibb Company...     1,117,032
      9,600   Cardinal Health, Inc.(d).......       558,240
     23,550   Caremark Rx, Inc.*.............       928,577
      9,650   Eli Lilly and Company..........       547,638
      8,350   Forest Laboratories,
                Inc.*(d).....................       374,581
      3,715   Hospira, Inc.*.................       124,453
      2,500   King Pharmaceuticals, Inc.*....        31,000
     48,200   Merck & Company, Inc. .........     1,549,147
    160,410   Pfizer, Inc. ..................     4,313,424
     31,750   Schering-Plough Corp. .........       662,940
     29,800   Wyeth..........................     1,269,182
                                               ------------
                                                 13,319,302
                                               ------------
              PRINTING AND PUBLISHING -- 0.1%
        800   Knight-Ridder, Inc. ...........        53,552
      3,300   New York Times Company -- Class
                A............................       134,640
      3,300   RR Donnelley & Sons Company....       116,457
                                               ------------
                                                    304,649
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.1%
      3,850   Equity Office Properties
                Trust........................       112,112
        100   Equity Residential.............         3,618
      3,950   ProLogis.......................       171,154
      4,900   Simon Property Group, Inc. ....       316,883
                                               ------------
                                                    603,767
                                               ------------
              RESEARCH AND DEVELOPMENT -- 0.6%
     26,834   Amgen, Inc.*...................     1,721,400
      7,050   Biogen Idec, Inc.*.............       469,601
      2,150   Genzyme Corp.*.................       124,851
      9,900   Gilead Sciences, Inc.*.........       346,401
      1,050   Millipore Corp.*(d)............        52,301
                                               ------------
                                                  2,714,554
                                               ------------
              RETAIL -- 3.9%
      6,800   Bed Bath & Beyond, Inc.*.......       270,844
      7,450   Best Buy Company, Inc. ........       442,679
      8,900   Circuit City Stores, Inc. .....       139,196
     24,500   Costco Wholesale Corp. ........     1,186,044
      9,500   CVS Corp. .....................       428,165

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
      3,900   Federated Department Stores,
                Inc. ........................  $    225,381
     82,650   Home Depot, Inc. ..............     3,532,460
     13,950   JC Penney Company, Inc.
                (Holding Company)............       577,530
      3,050   Kohl's Corp.*..................       149,969
     16,400   Lowe's Companies, Inc.(d)......       944,476
      6,650   May Department Stores Company..       195,510
      3,100   Nordstrom, Inc. ...............       144,863
     14,850   Office Depot, Inc.*............       257,796
      3,500   RadioShack Corp. ..............       115,080
     25,850   Staples, Inc. .................       871,404
     19,950   Target Corp. ..................     1,036,004
     11,600   TJX Companies, Inc.(d).........       291,508
      4,250   Toys "R" Us, Inc.*.............        86,998
     91,220   Wal-Mart Stores, Inc. .........     4,818,239
     21,950   Walgreen Company...............       842,222
                                               ------------
                                                 16,556,368
                                               ------------
              RETAIL: RESTAURANTS -- 0.8%
      3,900   Darden Restaurants, Inc. ......       108,186
     63,950   McDonald's Corp. ..............     2,050,237
     14,650   Starbucks Corp.*...............       913,574
      2,550   Wendy's International, Inc. ...       100,113
      6,450   YUM! Brands, Inc. .............       304,311
                                               ------------
                                                  3,476,421
                                               ------------
              RETAIL: SUPERMARKETS -- 0.1%
      3,450   Albertson's, Inc.(d)...........        82,386
      5,150   SUPERVALU, Inc. ...............       177,778
      6,600   The Kroger Company*............       115,764
                                               ------------
                                                    375,928
                                               ------------
              RUBBER PRODUCTS -- 0.0%
      3,900   The Goodyear Tire & Rubber
                Company*.....................        57,174
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.3%
     11,000   Agilent Technologies, Inc.*....       265,100
      6,700   Applera Corp.-Applied
                Biosystems Group.............       140,097
      2,750   Fisher Scientific
                International, Inc.*.........       171,545
      1,100   Pall Corp.(d)..................        31,845
      2,450   PerkinElmer, Inc. .............        55,101
      9,250   Thermo Electron Corp.*.........       279,257
      2,650   Waters Corp.*..................       123,994
                                               ------------
                                                  1,066,939
                                               ------------
              SEMICONDUCTORS -- 1.5%
      8,450   Altera Corp.*..................       174,915
      8,400   Analog Devices, Inc. ..........       310,128

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
     36,700   Applied Materials, Inc.*.......  $    627,570
      9,339   Freescale Semiconductor,
                Inc. -- Class B*.............       171,464
    137,850   Intel Corp. ...................     3,224,312
      4,800   KLA-Tencor Corp.*..............       223,584
      7,550   Linear Technology Corp. .......       292,638
      3,100   Maxim Integrated Products,
                Inc. ........................       131,409
      6,000   National Semiconductor
                Corp. .......................       107,700
     36,550   Texas Instruments, Inc. .......       899,861
                                               ------------
                                                  6,163,581
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.0%
     11,350   ALLTEL Corp. ..................       666,926
      6,760   AT&T Corp. ....................       128,846
     10,350   Avaya, Inc.*(d)................       178,020
     39,500   BellSouth Corp. ...............     1,097,705
      3,950   CenturyTel, Inc. ..............       140,107
      7,300   Citizens Communications
                Company......................       100,667
      3,850   Comverse Technology, Inc.*.....        94,133
     11,850   Corning, Inc.*.................       139,475
     91,850   Lucent Technologies,
                Inc.*(d).....................       345,356
     85,900   Motorola, Inc. ................     1,477,479
     25,600   Nextel Communications, Inc. --
                Class A*.....................       768,000
     35,050   QUALCOMM, Inc. ................     1,486,119
     16,500   Qwest Communications
                International, Inc.*.........        73,260
     71,000   SBC Communications, Inc. ......     1,829,669
      3,450   Scientific-Atlanta, Inc. ......       113,885
     31,050   Sprint Corp. (FON Group).......       771,593
     10,150   Tellabs, Inc.*.................        87,189
     78,950   Verizon Communications,
                Inc. ........................     3,198,264
                                               ------------
                                                 12,696,693
                                               ------------
              TOOLS -- 0.0%
      1,700   Snap-on, Inc. .................        58,412
      2,550   Stanley Works(d)...............       124,925
                                               ------------
                                                    183,337
                                               ------------
              TOYS -- 0.1%
      3,750   Hasbro, Inc. ..................        72,675
      9,750   Mattel, Inc. ..................       190,028
                                               ------------
                                                    262,703
                                               ------------
              TRANSPORTATION -- 0.3%
      9,100   Burlington Northern Santa Fe
                Corp. .......................       430,521
      5,300   CSX Corp. .....................       212,424
     14,750   Norfolk Southern Corp. ........       533,802

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION (CONTINUED)
      1,250   Ryder System, Inc. ............  $     59,713
      5,050   Sabre Holdings Corp. -- Class
                A............................       111,908
                                               ------------
                                                  1,348,368
                                               ------------
              UTILITIES: ELECTRIC -- 1.6%
     25,350   AES Corp.*.....................       346,535
      1,850   Ameren Corp. ..................        92,759
      9,540   American Electric Power
                Company, Inc. ...............       327,604
      4,050   Cinergy Corp. .................       168,602
      5,800   Consolidated Edison, Inc.(d)...       253,750
      4,000   Constellation Energy Group,
                Inc. ........................       174,840
      2,850   Dominion Resources, Inc.
                (Virginia)...................       193,059
      3,350   DTE Energy Company.............       144,486
     48,400   Duke Energy Corp. .............     1,225,971
      7,600   Edison International...........       243,428
      4,950   Entergy Corp. .................       334,571
     14,300   Exelon Corp. ..................       630,200
      8,350   FirstEnergy Corp. .............       329,909
      4,250   FPL Group, Inc. ...............       317,688
      8,450   PG&E Corp.*....................       281,216
      2,150   Pinnacle West Capital Corp. ...        95,482
      7,050   PPL Corp. .....................       375,624
     16,050   Southern Company(d)............       537,995
      9,250   TXU Corp.(d)...................       597,179
      9,550   Xcel Energy, Inc. .............       173,810
                                               ------------
                                                  6,844,708
                                               ------------
              UTILITIES: GAS -- 0.1%
      4,550   KeySpan Corp. .................       179,498
      2,300   NiSource, Inc. ................        52,394
      9,200   Sempra Energy..................       337,456
                                               ------------
                                                    569,348
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $233,132,030)..........   267,160,980
                                               ------------
 PRINCIPAL
 ---------
              US TREASURY SECURITIES -- 9.0%
              US TREASURY BONDS -- 2.5%
$ 2,345,000   10.38%, 11/15/12(d)............     2,796,598
  1,150,000   12.00%, 08/15/13(d)............     1,482,512
  1,000,000   6.00%, 02/15/26................     1,145,821
  1,260,000   6.13%, 11/15/27................     1,471,986
  1,060,000   5.50%, 08/15/28................     1,147,616
  2,405,000   5.38%, 02/15/31(d).............     2,601,347
                                               ------------
                                                 10,645,880
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES (CONTINUED)
              US TREASURY NOTES -- 6.5%
$14,120,000   2.38%, 08/31/06................  $ 13,983,771
  4,130,000   2.50%, 09/30/06(d).............     4,095,638
  4,370,000   2.50%, 10/31/06................     4,330,569
  4,280,000   3.00%, 11/15/07(d).............     4,254,924
    545,000   3.50%, 12/15/09(d).............       542,531
                                               ------------
                                                 27,207,433
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $38,048,417)...........    37,853,313
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 16.1%
              FANNIE MAE -- 10.5%
    300,000   1.75%, 06/16/06................       294,284
  2,225,000   2.71%, 01/30/07................     2,200,957
  1,355,000   2.35%, 04/05/07................     1,327,409
    520,000   3.13%, 03/16/09................       505,776
     40,000   6.63%, 09/15/09................        44,708
  1,160,000   5.50%, 07/18/12................     1,174,138
    700,000   4.75%, 02/21/13................       696,940
    352,718   PL# 252345, 6.00%,
                03/01/14(e)..................       370,501
    307,513   PL# 254346, 6.50%, 06/01/32....       322,868
    181,523   PL# 255069, 5.00%, 01/01/34....       180,515
    372,682   PL# 255225, 5.50%,
                06/01/34(e)..................       378,689
    119,366   PL# 255269, 5.50%,
                07/01/34(e)..................       121,290
  1,200,119   PL# 255452, 5.50%,
                10/01/19(e)..................     1,241,484
    234,067   PL# 323842, 5.50%,
                07/01/14(e)..................       242,643
    654,689   PL# 357414, 4.00%, 07/01/18....       640,528
    300,992   PL# 406815, 7.00%, 07/01/28....       319,616
    277,732   PL# 535675, 7.00%, 01/01/16....       294,551
        983   PL# 549906, 7.50%, 09/01/30....         1,054
      3,893   PL# 552549, 7.50%, 09/01/30....         4,173
    775,293   PL# 555034, 6.00%,
                09/01/17(e)..................       813,116
     30,482   PL# 555455, 6.00%, 04/01/18....        31,969
      9,969   PL# 555514, 6.00%, 11/01/17....        10,456
    473,802   PL# 555531, 5.50%,
                06/01/33(e)..................       481,569
      1,295   PL# 558384, 7.50%, 01/01/31....         1,388
     96,863   PL# 566031, 6.00%, 03/01/16....       101,594
      4,236   PL# 568677, 7.50%, 01/01/31....         4,540
      3,648   PL# 572762, 7.50%, 03/01/31....         3,910
     23,642   PL# 575334, 6.00%, 04/01/16....        24,796
     38,629   PL# 577523, 6.00%, 05/01/16....        40,516
     12,029   PL# 578769, 6.00%, 05/01/16....        12,617
    167,083   PL# 579234, 6.00%, 04/01/16....       175,244
      5,222   PL# 581450, 6.50%, 06/01/31....         5,486
     20,648   PL# 582178, 7.50%, 06/01/31....        22,129
     85,193   PL# 582491, 6.00%, 05/01/16....        89,354
      5,112   PL# 589433, 6.50%, 07/01/31....         5,368
     13,627   PL# 594316, 6.50%, 07/01/31....        14,310
      2,676   PL# 602859, 6.50%, 10/01/31....         2,810
     68,821   PL# 614924, 7.00%, 12/01/16....        72,985

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$    30,694   PL# 618454, 5.50%,
                12/01/16(e)..................  $     31,782
      6,463   PL# 620174, 6.50%, 12/01/31....         6,786
    142,925   PL# 627256, 6.50%, 03/01/32....       150,061
     74,218   PL# 629167, 6.50%, 08/01/32....        77,924
    300,970   PL# 635164, 6.50%, 08/01/32....       315,998
     66,030   PL# 643361, 6.00%, 07/01/17....        69,252
    176,367   PL# 650296, 6.50%, 08/01/32....       185,173
    333,295   PL# 693252, 6.50%, 03/01/33....       349,741
     44,218   PL# 701353, 5.50%,
                04/01/18(e)..................        45,761
    183,337   PL# 725174, 5.50%,
                01/01/19(e)..................       189,692
  3,342,696   PL# 725232, 5.00%,
                03/01/34(e)..................     3,324,133
    305,811   PL# 725418, 6.50%, 05/01/34....       321,128
    705,477   PL# 725464, 6.00%, 04/01/19....       740,798
    468,066   PL# 725551, 5.50%,
                06/01/19(e)..................       484,290
    917,808   PL# 725603, 5.50%, 07/01/19....       949,621
    371,006   PL# 727361, 5.00%, 08/01/18....       377,415
  2,000,000   PL# 739339, 5.50%, 09/01/18....     2,069,323
    148,508   PL# 740491, 6.00%, 10/01/18....       155,746
     45,861   PL# 744714, 4.50%,
                10/01/18(e)..................        45,832
     94,347   PL# 748975, 4.00%, 10/01/18....        92,306
    517,149   PL# 749105, 4.50%,
                10/01/18(e)..................       516,829
    642,353   PL# 770052, 4.50%,
                03/01/19(e)..................       640,912
    152,704   PL# 772962, 5.50%,
                05/01/34(e)..................       155,166
  1,185,251   PL# 773068, 5.50%,
                03/01/34(e)..................     1,204,356
     91,121   PL# 773100, 5.50%,
                04/01/34(e)..................        92,590
    483,211   PL# 773177, 5.50%,
                06/01/34(e)..................       490,999
    468,643   PL# 773385, 5.50%,
                05/01/34(e)..................       476,197
    217,187   PL# 773589, 5.50%,
                07/01/34(e)..................       220,688
    745,617   PL# 777336, 4.50%,
                04/01/19(e)..................       743,945
     48,504   PL# 779556, 5.50%,
                06/01/34(e)..................        49,286
    868,362   PL# 780899, 5.50%,
                05/01/34(e)..................       882,360
    449,101   PL# 786388, 5.50%,
                07/01/34(e)..................       456,340
    496,580   PL# 788262, 5.50%,
                07/01/34(e)..................       504,585
    698,055   PL# 791674, 6.00%, 09/01/17....       732,149
    111,703   PL# 792083, 6.50%, 10/01/34....       117,216
    525,863   PL# 793193, 5.50%, 07/01/19....       543,988
    700,000   TBA, 4.00%, 01/01/20...........       683,375
    600,000   TBA, 4.50%, 01/01/20...........       598,125
  3,200,000   TBA, 5.00%, 01/01/20...........     3,251,002
  1,500,000   TBA, 4.56%, 12/01/34...........     1,511,250
    700,000   TBA, 4.50%, 01/01/35...........       676,593
    800,000   TBA, 5.00%, 01/01/35...........       793,750
    100,000   TBA, 5.50%, 01/01/35...........       101,531
  4,400,000   TBA, 6.00%, 01/01/35...........     4,549,874
  2,000,000   TBA, 6.50%, 01/01/35...........     2,097,500
                                               ------------
                                                 44,349,649
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC -- 0.6%
$    60,000   3.88%, 11/10/08................  $     60,131
    410,000   3.88%, 01/12/09................       408,685
  1,230,000   4.13%, 02/24/11................     1,212,666
    695,000   Series MTN, 3.01%, 04/19/07....       690,543
                                               ------------
                                                  2,372,025
                                               ------------
              FREDDIE MAC GOLD -- 2.2%
  2,700,000   4.50%, 12/16/10................     2,700,909
    261,749   PL# A12447, 6.00%,
                08/01/33(e)..................       270,591
    220,881   PL# A12800, 5.50%, 08/01/33....       224,665
    487,537   PL# B13607, 4.50%,
                04/01/19(e)..................       486,363
    471,182   PL# B14156, 4.00%, 05/01/19....       461,135
    481,176   PL# B14794, 4.50%,
                06/01/19(e)..................       480,017
    531,786   PL# C01623, 5.50%,
                09/01/33(e)..................       540,895
     50,703   PL# C64741, 7.00%, 03/01/32....        53,753
    496,395   PL# C75655, 6.00%,
                01/01/33(e)..................       513,646
    189,159   PL# E90827, 5.50%, 08/01/17....       195,674
      9,726   PL# G01309, 7.00%, 08/01/31....        10,311
     97,915   PL# G01315, 7.00%, 09/01/31....       103,837
    245,732   PL# G01391, 7.00%, 04/01/32....       260,595
    372,206   PL# M80813, 4.00%, 04/01/10....       370,822
  1,000,000   TBA, 5.50%, 01/01/20...........     1,032,812
    600,000   TBA, 6.00%, 01/01/35...........       619,875
  1,100,000   TBA, 5.00%, 01/01/35...........     1,092,438
                                               ------------
                                                  9,418,338
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 1.3%
    287,558   PL# 3161, 6.50%, 11/20/31......       302,429
      9,677   PL# 461836, 7.00%, 01/15/28....        10,304
     35,472   PL# 480112, 6.00%, 04/15/29....        36,878
     31,735   PL# 499445, 6.00%, 04/15/29....        32,992
     44,619   PL# 552851, 6.00%, 10/15/32....        46,312
    103,347   PL# 555581, 7.00%, 10/15/31....       109,878
     98,083   PL# 578249, 6.00%, 10/15/32....       101,805
    297,321   PL# 590257, 6.00%, 10/15/32....       308,605
    100,010   PL# 594411, 6.50%, 09/15/32....       105,402
      2,941   PL# 596647, 7.00%, 09/15/32....         3,127
    169,549   PL# 607183, 6.00%, 11/15/33....       175,888
    192,190   PL# 616026, 6.00%, 10/15/33....       199,376
    857,686   PL# 625651, 5.50%,
                01/15/34(e)..................       876,699
    185,322   PL# 629348, 5.50%,
                02/15/34(e)..................       189,430
     88,645   PL# 780914, 6.00%, 11/15/28....        92,228
    304,299   PL# 781328, 7.00%, 09/15/31....       323,611
  1,368,242   PL# 80916, 3.75%, 05/20/34.....     1,349,838
  1,100,000   TBA, 5.50%, 01/01/35...........     1,122,688
                                               ------------
                                                  5,387,490
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 1.1%
$   600,000   Fannie Mae Grantor Trust,
                Series 2001-T2, Class B,
                6.02%, 11/25/10..............  $    654,297
    390,129   Fannie Mae, Series 1999-7,
                Class AB, 6.00%,
                03/25/29.....................       403,327
    365,000   Fannie Mae, Series 2002-81,
                Class BR, 5.25%,
                04/25/25.....................       373,895
    430,000   Fannie Mae, Series 2004-101,
                Class AR,
                5.50%, 01/25/35..............       448,813
    601,746   Fannie Mae, Series 2004-60,
                Class LB,
                5.00%, 04/25/34..............       613,974
    730,000   Fannie Mae, Series 2004-99,
                Class A0,
                5.50%, 01/25/34..............       751,448
    325,000   Freddie Mac, Series 2550, Class
                QP,
                5.00%, 03/15/26..............       328,564
    602,485   Freddie Mac, Series 2825, Class
                VP,
                5.50%, 06/15/15..............       623,866
    426,913   Freddie Mac, Series 2877, Class
                PA,
                5.50%, 07/15/33..............       440,328
                                               ------------
                                                  4,638,512
                                               ------------
              PRIVATE ASSET BACKED: US GOVERNMENT
                AGENCIES -- 0.3%
    472,946   Small Business Administration,
                Series 2002-P10B, Class 1,
                5.20%, 08/01/12..............       483,410
    637,152   Small Business Administration,
                Series 2004-P10A,
                4.50%, 02/10/14..............       633,403
                                               ------------
                                                  1,116,813
                                               ------------
              RESOLUTION FUNDING STRIPS -- 0.1%
    250,000   Zero coupon, 07/15/18..........       127,526
    250,000   Zero coupon, 10/15/18..........       125,603
                                               ------------
                                                    253,129
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $67,141,801).................    67,535,956
                                               ------------
              CORPORATE BONDS AND NOTES -- 12.0%
              AEROSPACE AND DEFENSE -- 0.3%
     35,000   B/E Aerospace,
                8.50%, 10/01/10..............        38,675
    190,000   Lockheed Martin Corp.,
                7.65%, 05/01/16..............       233,258
     80,000   Lockheed Martin Corp.,
                8.50%, 12/01/29..............       109,798
    110,000   Lockheed Martin Corp.,
                7.20%, 05/01/36..............       134,019

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AEROSPACE AND DEFENSE (CONTINUED)
$   220,000   Northrop Grumman Corp.,
                4.08%, 11/16/06..............  $    222,322
     90,000   Northrop Grumman Corp.,
                7.13%, 02/15/11..............       103,415
     20,000   Northrop Grumman Corp.,
                7.75%, 02/15/31..............        25,688
    720,000   RC Trust I,
                7.00%, 05/15/06..............       379,575
                                               ------------
                                                  1,246,750
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 0.1%
     60,000   Daimler Chrysler AG Corp.,
                7.45%, 03/01/27..............        66,901
     25,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08..............        24,968
    150,000   Daimler Chrysler NA Holding,
                Series MTND, Floating Rate,
                2.94%, 09/10/07(b)...........       150,607
                                               ------------
                                                    242,476
                                               ------------
              BANKS -- 2.2%
    400,000   American Express Bank FSB,
                Series BKNT, Floating Rate,
                2.49%, 11/21/07(c)...........       400,164
    250,000   American Express Centurion
                Bank, Series BKNT,
                4.38%, 07/30/09..............       254,242
    155,000   Bank of America Corp.,
                3.88%, 01/15/08..............       156,320
    175,000   Bank of America Corp.,
                3.25%, 08/15/08..............       172,160
      5,000   Bank of America Corp.,
                7.80%, 02/15/10..............         5,821
     80,000   Bank of America Corp.,
                4.38%, 12/01/10..............        80,342
     45,000   Bank of America Corp.,
                5.38%, 06/15/14..............        47,048
    325,000   Bank One Corp.,
                6.00%, 08/01/08..............       348,121
    175,000   Chase Manhattan Corp.,
                7.13%, 06/15/09..............       194,895
    600,000   DEPFA ACS Bank,
                3.63%, 10/29/08..............       596,249
    190,000   FleetBoston Financial Corp.,
                3.85%, 02/15/08..............       191,020
    260,000   HBOS Treasury Services
                PLC -- 144A,
                3.75%, 09/30/08..............       259,791
    575,000   HSBC Bank USA, Series BKNT,
                Floating Rate,
                2.59%, 09/21/07(b)...........       575,695
    175,000   JP Morgan Chase & Company,
                5.35%, 03/01/07..............       181,744
     50,000   JP Morgan Chase & Company,
                5.25%, 05/30/07..............        52,009

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$    75,000   JP Morgan Chase & Company,
                3.63%, 05/01/08..............  $     74,526
     50,000   JP Morgan Chase & Company,
                3.50%, 03/15/09..............        49,036
     85,000   JP Morgan Chase & Company,
                Floating Rate,
                2.75%, 10/02/09(b)...........        85,217
    250,000   National City Bank, Series
                BKNT, Floating Rate,
                2.67%, 06/29/09(b)...........       250,153
    115,000   RBS Capital Trust I,
                Variable Rate,
                4.71%, perpetual(a)..........       112,226
    300,000   State Street Bank & Trust,
                Series CD1, Floating Rate,
                2.41%, 12/11/06(b)...........       299,820
    290,000   SunTrust Banks, Inc.,
                3.63%, 10/15/07..............       289,510
    150,000   SunTrust Banks, Inc.,
                4.00%, 10/15/08..............       151,514
    215,000   SunTrust Banks, Inc.,
                4.42%, 06/15/09..............       218,113
    250,000   Swedish Export Credit,
                2.88%, 01/26/07..............       247,615
    100,000   UBS Preferred Funding Trust I,
                Variable Rate,
                8.62%, perpetual(a)..........       120,342
     50,000   US Bancorp, Series MTNN,
                3.95%, 08/23/07..............        50,512
    475,000   US Bank NA,
                2.87%, 02/01/07..............       471,123
    275,000   US Bank NA,
                2.40%, 03/12/07..............       270,003
    275,000   US Bank NA, Series BKNT,
                Floating Rate,
                2.59%, 10/01/07(b)...........       275,200
    115,000   Wachovia Corp.,
                3.63%, 02/17/09..............       113,784
  1,025,000   Wells Fargo & Company,
                4.00%, 08/15/08..............     1,032,713
    625,000   Wells Fargo & Company,
                4.20%, 01/15/10..............       628,245
    200,000   Wells Fargo & Company,
                Floating Rate,
                2.61%, 09/28/07(b)...........       200,193
    725,000   Wells Fargo & Company,
                Floating Rate,
                2.59%, 09/15/09(b)...........       725,101
    100,000   Wells Fargo Bank NA, Series
                BKNT, Variable Rate,
                7.80%, 06/15/10(a)...........       102,104
                                               ------------
                                                  9,282,671
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA -- 0.6%
$   170,000   Charter Communications Holdings
                LLC,
                10.75%, 10/01/09.............  $    155,550
    465,000   Comcast Cable Communications,
                Inc.,
                6.75%, 01/30/11..............       522,845
     30,000   Comcast Corp.,
                5.50%, 03/15/11..............        31,750
     50,000   Cox Communications, Inc.,
                7.75%, 11/01/10..............        57,343
    200,000   Cox Communications, Inc. --
                144A,
                4.63%, 01/15/10..............       199,760
     40,000   CSC Holdings, Inc.,
                7.88%, 02/15/18..............        43,400
     70,000   CSC Holdings, Inc. -- 144A,
                6.75%, 04/15/12(d)...........        72,450
     60,000   EchoStar DBS Corp. -- 144A,
                6.63%, 10/01/14..............        61,050
     20,000   News America Holdings,
                7.63%, 11/30/28..............        23,821
     75,000   News America, Inc.,
                7.30%, 04/30/28..............        86,195
    175,000   News America, Inc.,
                7.28%, 06/30/28..............       200,593
    100,000   News America, Inc. -- 144A,
                5.30%, 12/15/14..............       101,374
     10,000   Rogers Cable, Inc. -- 144A
                (Canada),
                6.75%, 03/15/15..............        10,275
     83,000   TCI Communications, Inc.,
                7.88%, 08/01/13..............        99,677
     35,000   TCI Communications, Inc.,
                8.75%, 08/01/15..............        44,723
    110,000   TCI Communications, Inc.,
                7.88%, 02/15/26..............       135,464
    380,000   Time Warner, Inc.,
                6.63%, 05/15/29..............       410,733
     50,000   Walt Disney Company, Series
                MTNB,
                6.20%, 06/20/14..............        55,450
                                               ------------
                                                  2,312,453
                                               ------------
              CHEMICALS -- 0.0%
     60,000   Crown Euro Holdings SA
                (France),
                9.50%, 03/01/11..............        68,700
     45,000   Nalco Company,
                7.75%, 11/15/11..............        48,825
                                               ------------
                                                    117,525
                                               ------------
              FINANCIAL SERVICES -- 2.2%
    130,000   Associates Corp. NA,
                6.25%, 11/01/08..............       141,040
    375,000   Citigroup, Inc.,
                3.50%, 02/01/08..............       373,597

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 1,565,000   Citigroup, Inc.,
                3.63%, 02/09/09(d)...........  $  1,553,041
    100,000   Citigroup, Inc.,
                6.20%, 03/15/09..............       108,785
    700,000   Citigroup, Inc., Floating Rate,
                2.59%, 06/09/09(b)...........       701,939
     30,000   E*TRADE Financial Corp. --
                144A,
                8.00%, 06/15/11..............        32,400
    710,000   Eksportfinans ASA, Series MTN,
                3.38%, 01/15/08..............       706,841
    175,000   General Electric Capital Corp.,
                Series MTNA,
                6.50%, 12/10/07..............       188,700
    995,000   General Electric Capital Corp.,
                Series MTNA,
                4.25%, 01/15/08..............     1,011,465
    610,000   General Electric Capital Corp.,
                Series MTNA,
                3.60%, 10/15/08..............       603,860
     60,000   General Electric Capital Corp.,
                Series MTNA,
                4.38%, 11/21/11..............        59,732
    650,000   General Electric Capital Corp.,
                Series MTNA, Floating Rate,
                2.22%, 07/28/08(b)...........       651,223
    420,000   General Motors Acceptance
                Corp.,
                5.63%, 05/15/09..............       420,416
    175,000   General Motors Acceptance
                Corp.,
                7.25%, 03/02/11..............       183,445
    100,000   General Motors Acceptance
                Corp.,
                6.88%, 09/15/11..............       102,616
     25,000   General Motors Acceptance
                Corp.,
                8.00%, 11/01/31..............        25,769
     50,000   Household Finance Corp.,
                7.20%, 07/15/06..............        52,819
    325,000   Household Finance Corp.,
                6.50%, 11/15/08..............       353,765
    125,000   Household Finance Corp.,
                4.13%, 12/15/08..............       125,624
     50,000   Household Finance Corp.,
                7.00%, 05/15/12..............        57,182
    390,000   Household Finance Corp.,
                6.38%, 11/27/12..............       431,580
    100,000   HSBC Finance Corp.,
                6.75%, 05/15/11..............       112,369
     55,000   Lehman Brothers Holdings, Inc.,
                7.00%, 02/01/08..............        60,134
    400,000   Nationwide Building Society --
                144A,
                3.50%, 07/31/07..............       398,427
     45,000   REFCO Finance Holdings -- 144A,
                9.00%, 08/01/12..............        49,500
    375,000   SLM Corp.,
                4.00%, 01/15/10..............       372,516

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$    60,000   SLM Corp., Series MTNA,
                3.63%, 03/17/08..............  $     59,757
    220,000   TIAA Global Markets -- 144A,
                3.88%, 01/22/08..............       221,522
    175,000   USAA Capital Corp. -- 144A,
                Series MTNB,
                4.00%, 12/10/07..............       177,121
                                               ------------
                                                  9,337,185
                                               ------------
              FOOD AND BEVERAGE -- 0.1%
    195,000   Diageo Capital PLC,
                3.38%, 03/20/08..............       193,298
    125,000   General Mills, Inc.,
                5.13%, 02/15/07..............       128,404
                                               ------------
                                                    321,702
                                               ------------
              INSURANCE -- 0.5%
    225,000   Allstate Financial Global
                Funding -- 144A,
                6.15%, 02/01/06..............       232,020
    125,000   ASIF Global Financial
                XVIII -- 144A,
                3.85%, 11/26/07..............       125,563
    610,000   ASIF Global Financial
                XXIII -- 144A,
                3.90%, 10/22/08..............       610,265
    225,000   Berkshire Hathaway Finance
                Corp.,
                3.38%, 10/15/08..............       222,621
    195,000   Berkshire Hathaway Finance
                Corp. -- 144A,
                3.40%, 07/02/07..............       194,654
    150,000   Liberty Mutual Group -- 144A,
                5.75%, 03/15/14..............       147,728
     90,000   Marsh & McLennan Companies,
                Inc.,
                5.38%, 07/15/14..............        88,097
    100,000   New York Life
                Insurance -- 144A,
                5.88%, 05/15/33..............       103,826
    210,000   Protective Life Secured Trust,
                Series MTN,
                3.70%, 11/24/08..............       209,571
                                               ------------
                                                  1,934,345
                                               ------------
              LEISURE AND RECREATION -- 0.0%
     25,000   MGM MIRAGE,
                6.00%, 10/01/09..............        25,750
     70,000   Wynn Las Vegas LLC/Capital
                Corp. -- 144A,
                6.63%, 12/01/14..............        69,650
                                               ------------
                                                     95,400
                                               ------------
              MANUFACTURING -- 0.0%
     50,000   Briggs & Stratton Corp.,
                8.88%, 03/15/11..............        60,375
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES -- 0.0%
$    40,000   HCA, Inc.,
                5.50%, 12/01/09..............  $     40,056
    115,000   WellPoint, Inc. -- 144A,
                5.95%, 12/15/34..............       116,526
                                               ------------
                                                    156,582
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.0%
     95,000   Boston Scientific Corp.,
                5.45%, 06/15/14..............        98,872
                                               ------------
              METALS AND MINING -- 0.0%
     20,000   International Steel Group,
                6.50%, 04/15/14..............        21,550
     33,000   Ispat Inland ULC,
                9.75%, 04/01/14..............        40,920
     25,000   TriMas Corp.,
                9.88%, 06/15/12..............        26,625
                                               ------------
                                                     89,095
                                               ------------
              OIL AND GAS: PIPELINES -- 0.1%
    275,000   Consolidated Natural Gas,
                Series A,
                5.00%, 03/01/14..............       276,145
    100,000   El Paso Natural Gas,
                8.63%, 01/15/22..............       117,125
     60,000   Transcontinental Gas Pipe Line
                Corp., Series B,
                8.88%, 07/15/12..............        73,275
     60,000   Williams Companies, Inc.,
                7.63%, 07/15/19..............        66,300
     25,000   Williams Companies, Inc.,
                7.75%, 06/15/31..............        26,313
                                               ------------
                                                    559,158
                                               ------------
              OIL, COAL AND GAS -- 0.4%
     80,000   Amerada Hess Corp.,
                7.30%, 08/15/31..............        89,526
    235,000   Amerada Hess Corp.,
                7.13%, 03/15/33..............       259,223
    130,000   Anadarko Finance Company,
                Series B,
                7.50%, 05/01/31..............       161,581
     20,000   Chesapeake Energy
                Corp. -- 144A,
                6.38%, 06/15/15..............        20,650
    140,000   Conoco Funding Company,
                6.35%, 10/15/11..............       156,482
    100,000   Devon Energy Corp.,
                7.95%, 04/15/32..............       128,189
     50,000   Devon Financing Corp. ULC,
                7.88%, 09/30/31..............        63,154
     50,000   El Paso Production Holding
                Company,
                7.75%, 06/01/13..............        52,625
    230,000   EnCana Corp.,
                6.30%, 11/01/11..............       253,050

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$   100,000   Enterprise Products Operating
                LP -- 144A,
                4.00%, 10/15/07..............  $     99,821
     75,000   Hanover Equipment Trust, Series
                B,
                8.75%, 09/01/11..............        81,750
     75,000   Suncor Energy, Inc.,
                5.95%, 12/01/34..............        78,908
                                               ------------
                                                  1,444,959
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.0%
     70,000   Georgia-Pacific Corp.,
                8.00%, 01/15/24..............        81,550
                                               ------------
              PHARMACEUTICALS -- 0.1%
    125,000   Bristol-Myers Squibb,
                6.88%, 08/01/97..............       143,980
     75,000   Elan Finance PLC/Elan Finance
                Corp. -- 144A (Brazil),
                7.75%, 11/15/11..............        80,250
     75,000   Merck & Company, Inc.,
                5.95%, 12/01/28..............        77,876
    110,000   Wyeth,
                6.50%, 02/01/34..............       117,754
                                               ------------
                                                    419,860
                                               ------------
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES -- 0.2%
    865,852   Daimler Chrysler Auto Trust,
                Series 2001-C, Class A4,
                4.63%, 12/06/06..............       870,609
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 0.1%
    483,785   Bank of America Alternative
                Loan Trust, Series 2004-7,
                Class 4A1,
                5.00%, 08/25/19..............       489,856
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 1.2%
  1,075,000   Chase Issuance Trust, Series
                2004-A9, Class A9,
                3.22%, 06/15/10..............     1,068,157
  1,250,000   Citibank Credit Card Issuance
                Trust, Series 2003-A6, Class
                A6,
                2.90%, 05/17/10(f)...........     1,217,786
  1,475,000   Citibank Credit Card Issuance
                Trust, Series 2004-A1, Class
                A1,
                2.55%, 01/20/09..............     1,450,822
  1,200,000   MBNA Credit Card Master Note
                Trust, Series 2004-A4, Class
                A4,
                2.70%, 09/15/09..............     1,180,632
                                               ------------
                                                  4,917,397
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 0.3%
$   740,000   Greenwich Capital Commercial
                Funding Corp., Series
                2004-GG1, Class A4,
                4.76%, 06/10/36..............  $    756,926
    510,000   Morgan Stanley Capital I,
                Series 1999-FNV1, Class A2,
                6.53%, 03/15/31..............       553,942
                                               ------------
                                                  1,310,868
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 2.0%
    322,912   Bear Stearns Commercial
                Mortgage Securities, Series
                2001, Class A1,
                6.08%, 02/15/35..............       338,809
    720,000   Chase Commercial Mortgage
                Securities Corp., Series
                2000-3, Class A2,
                7.32%, 10/15/32..............       823,108
  1,075,000   Countrywide Asset-Backed
                Certificates, Series 2004-13,
                Class AV4, Floating Rate,
                2.71%, 06/25/35(c)...........     1,075,000
    900,000   GMAC Commercial Mortgage
                Securities, Inc., Series
                1999-C2, Class A2,
                6.95%, 09/15/33..............       996,151
    712,277   GMAC Commercial Mortgage
                Securities, Inc., Series
                1999-C3, Class A2,
                7.18%, 08/15/36..............       795,752
  1,090,000   GMAC Commercial Mortgage
                Securities, Inc., Series
                2000-C3, Class A2,
                6.96%, 09/15/35..............     1,232,820
    589,094   GS Mortgage Securities Corp.,
                Series 1998-C1, Class A3,
                6.14%, 10/18/30..............       627,378
    680,000   JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2001-CIB2, Class A3,
                6.43%, 04/15/35..............       755,465
    605,000   LB-UBS Commercial Mortgage
                Trust, Series 2000-C4, Class
                A2,
                7.37%, 08/15/26..............       691,643
    900,000   LB-UBS Commercial Mortgage
                Trust, Series 2004-C6, Class
                A2,
                4.19%, 08/15/29..............       904,547
                                               ------------
                                                  8,240,673
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 0.6%
  2,000,000   Peco Energy Transition Trust,
                Series 2000-A, Class A4,
                7.65%, 03/01/10..............     2,305,007
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              REAL ESTATE -- 0.0%
$    65,000   EOP Operating LP,
                4.75%, 03/15/14..............  $     62,994
     90,000   EOP Operating LP,
                7.50%, 04/19/29..............       104,638
                                               ------------
                                                    167,632
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.1%
    225,000   Developers Diversified Realty
                Corp.,
                3.88%, 01/30/09..............       221,004
    325,000   Rouse Company,
                5.38%, 11/26/13..............       312,329
                                               ------------
                                                    533,333
                                               ------------
              RESEARCH AND DEVELOPMENT -- 0.0%
     45,000   Bio-Rad Laboratories,
                Inc. -- 144A,
                6.13%, 12/15/14..............        45,563
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.0%
     15,000   Fisher Scientific
                International, Inc. -- 144A,
                6.75%, 08/15/14..............        16,163
                                               ------------
              SEMICONDUCTORS -- 0.0%
     10,000   Freescale Semiconductor, Inc.,
                6.88%, 07/15/11..............        10,775
     25,000   Freescale Semiconductor, Inc.,
                Floating Rate,
                4.82%, 07/15/09(b)...........        26,156
     25,000   MagnaChip Semiconductor,
                Ltd. -- 144A, Floating Rate,
                5.76%, 12/15/11(b)...........        25,813
                                               ------------
                                                     62,744
                                               ------------
              SPECIAL PURPOSE ENTITY -- 0.0%
     35,000   Rainbow National Services
                LLC -- 144A,
                8.75%, 09/01/12..............        38,588
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.5%
    350,000   BellSouth Corp.,
                4.20%, 09/15/09..............       351,284
     25,000   BellSouth Corp.,
                6.55%, 06/15/34..............        27,334
      5,000   British Telecom PLC,
                Variable Rate,
                8.88%, 12/15/30(m)...........         6,715
     50,000   Cincinnati Bell, Inc.,
                8.38%, 01/15/14(d)...........        50,875
     75,000   Citizens Communications
                Company,
                6.25%, 01/15/13..............        75,938
     75,000   Deutsche Telekom International
                Corp., Variable Rate,
                8.25%, 06/15/05(m)...........        76,756

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$    25,000   France Telecom,
                9.25%, 03/01/31..............  $     33,990
     80,000   MCI, Inc.,
                6.91%, 05/01/07..............        82,100
     55,000   MCI, Inc.,
                6.69%, 05/01/09..............        57,063
     65,000   New England Telephone &
                Telegraph,
                7.88%, 11/15/29..............        78,714
    210,000   New Jersey Bell Telephone,
                7.85%, 11/15/29..............       254,256
     50,000   Nextel Communications, Inc.,
                5.95%, 03/15/14..............        52,000
     60,000   Qwest Communications
                International -- 144A,
                7.50%, 02/15/14..............        60,900
    155,000   Qwest Corp. -- 144A,
                7.88%, 09/01/11..............       168,950
     50,000   Qwest Corp. -- 144A,
                9.13%, 03/15/12..............        58,000
     40,000   Rogers Wireless, Inc. (Canada),
                6.38%, 03/01/14..............        39,800
     30,000   Rogers Wireless, Inc. -- 144A
                (Canada),
                7.25%, 12/15/12..............        31,950
     10,000   Rogers Wireless, Inc. -- 144A
                (Canada),
                7.50%, 03/15/15..............        10,600
     65,000   SBC Communications, Inc.,
                4.13%, 09/15/09..............        64,950
     35,000   SBC Communications, Inc.,
                6.45%, 06/15/34..............        37,626
    285,000   Telecom Italia Capital -- 144A,
                6.00%, 09/30/34..............       279,584
     75,000   Telefonica Europe BV,
                7.75%, 09/15/10..............        88,055
    130,000   Vodafone Group PLC,
                5.00%, 12/16/13..............       132,514
                                               ------------
                                                  2,119,954
                                               ------------
              TRANSPORTATION -- 0.1%
    230,000   Burlington Northern Santa Fe
                Corp.,
                7.29%, 06/01/36..............       282,595
     75,000   Canadian National Railway
                Company,
                6.90%, 07/15/28..............        86,590
     55,000   OMI Corp. (Marshall Island),
                7.63%, 12/01/13..............        59,125
     80,000   Overseas Shipholding Group,
                7.50%, 02/15/24..............        82,000
                                               ------------
                                                    510,310
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES -- 0.0%
$    35,000   National Waterworks, Inc.,
                Series B,
                10.50%, 12/01/12.............  $     39,550
     35,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............        44,625
                                               ------------
                                                     84,175
                                               ------------
              UTILITIES: ELECTRIC -- 0.3%
     10,000   First Energy Corp., Series C,
                7.38%, 11/15/31..............        11,456
    110,000   Midwest Generation LLC,
                8.75%, 05/01/34..............       125,400
     15,000   Midwest Generation LLC, Series
                B,
                8.56%, 01/02/16..............        16,659
    275,000   Ohio Edison,
                5.45%, 05/01/15..............       279,493
    140,000   Ontario Electricity Finance,
                6.10%, 01/30/08..............       149,992
    165,000   Progress Energy, Inc.,
                7.75%, 03/01/31..............       198,635
     30,000   Reliant Energy, Inc.,
                9.25%, 07/15/10(d)...........        33,600
     30,000   Reliant Energy, Inc.,
                6.75%, 12/15/14..............        29,963
     55,000   Texas Genco LLC/Financing --
                144A,
                6.88%, 12/15/14..............        57,131
    200,000   TXU Corp. -- 144A,
                6.50%, 11/15/24..............       200,890
                                               ------------
                                                  1,103,219
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $50,449,917)...........    50,617,049
                                               ------------
              MUNICIPAL BONDS -- 0.1%
              CALIFORNIA
    250,000   California State Department of
                Water Powersupply Revenue
                Bond, Series E,
                3.98%, 05/01/05 (Cost
                $249,994)....................       250,785
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 1.1%
    450,000   AID-Israel,
                5.50%, 04/26/24..............       470,835
    315,000   AID-Israel,
                5.50%, 09/18/33..............       331,944
  6,943,000   Mexican Fixed Rate Bonds,
                Series M7,
                8.00%, 12/24/08(l)...........       604,757
  4,526,000   Mexican Fixed Rate Bonds,
                Series MI7,
                9.00%, 12/24/09(l)...........       403,394

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$ 1,555,000   New Zealand Government, Series
                415,
                6.00%, 04/15/15(i)...........  $  1,125,185
    130,000   Quebec Province,
                5.00%, 07/17/09..............       135,932
    531,269   Republic of Colombia,
                9.75%, 04/09/11..............       613,615
    250,000   United Mexican States,
                11.38%, 09/15/16.............       369,625
    367,000   United Mexican States,
                8.13%, 12/30/19..............       431,592
    150,000   United Mexican States,
                8.00%, 09/24/22..............       173,400
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $4,214,787)............     4,660,279
                                               ------------
              SHORT TERM COMMERCIAL PAPER -- 0.2%
    700,000   HBOS Treasury Services PLC,
                2.04%, 01/26/05 (Cost
                $699,008)....................       699,008
                                               ------------
              SECURITIES LENDING COLLATERAL -- 5.9%
 24,760,913   Securities Lending Collateral
                Investment (Note 4)
                (Cost $24,760,913)...........    24,760,913
                                               ------------
              TOTAL SECURITIES
                (Cost $418,696,867)..........   453,538,283
                                               ------------
              REPURCHASE AGREEMENTS -- 2.1%
  8,603,926   With Investors Bank and Trust,
                dated 12/31/04, 1.88%, due
                01/03/05, repurchase proceeds
                at maturity $8,605,274
                (Collateralized by various
                Small Business
                Administrations,
                4.63% -- 5.63%, due 11/25/16-
                05/25/27, with a total value
                of $9,034,120) (Cost
                $8,603,926)..................     8,603,926
                                               ------------
              SECURITIES SOLD SHORT -- (3.5)%
  5,500,000   Fannie Mae, TBA,
                5.50%, 01/13/05..............    (5,584,216)
  2,500,000   Fannie Mae, TBA,
                4.50%, 01/19/05..............    (2,492,188)
  2,000,000   Fannie Mae, TBA,
                5.50%, 01/19/05..............    (2,066,876)
    800,000   Fannie Mae, TBA,
                6.00%, 01/19/05..............      (838,250)
    500,000   Freddie Mac Gold, TBA,
                5.50%, 01/13/05..............      (507,970)
  1,300,000   Freddie Mac Gold, TBA,
                6.00%, 01/13/05..............    (1,343,062)

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES SOLD SHORT (CONTINUED)
$   700,000   Freddie Mac Gold, TBA,
                4.50%, 01/19/05..............  $   (697,593)
  1,300,000   Government National Mortgage
                Association, TBA,
                5.50%, 01/20/05..............    (1,326,812)
                                               ------------
              TOTAL SECURITIES SOLD SHORT
                (Proceeds $14,888,708).......   (14,856,967)
                                               ------------
              Total Investments -- 106.6%
                (Cost $412,412,085)..........   447,285,242
              Liabilities less other
                assets -- (6.6)%.............   (27,558,553)
                                               ------------
              NET ASSETS -- 100.0%...........  $419,726,689
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $417,973,038.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $34,510,709
    Gross unrealized depreciation...........   (5,198,505)
                                              -----------
    Net unrealized appreciation.............  $29,312,204
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.4%
               ADVERTISING -- 0.4%
     720,000   Interpublic Group of
                 Companies, Inc.*..........  $    9,648,000
                                             --------------
               AEROSPACE AND DEFENSE -- 1.5%
      43,600   General Dynamics Corp. .....       4,560,560
     180,000   Northrop Grumman Corp. .....       9,784,800
     274,000   The Boeing Company..........      14,184,980
     117,300   United Technologies
                 Corp. ....................      12,122,955
                                             --------------
                                                 40,653,295
                                             --------------
               APPAREL: MANUFACTURING -- 0.9%
     341,600   Jones Apparel Group,
                 Inc. .....................      12,492,312
     150,000   Liz Claiborne, Inc. ........       6,331,500
     118,100   VF Corp. ...................       6,540,378
                                             --------------
                                                 25,364,190
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES -- 0.3%
     150,000   Harley-Davidson, Inc. ......       9,112,500
                                             --------------
               AUTOMOTIVE EQUIPMENT -- 1.4%
     104,000   BorgWarner, Inc. ...........       5,633,680
     163,700   Johnson Controls, Inc. .....      10,385,128
     142,725   Lear Corp.(d)...............       8,707,652
     173,900   Magna International, Inc. --
                 Class A(d)................      14,355,445
                                             --------------
                                                 39,081,905
                                             --------------
               BANKS -- 9.5%
   1,731,082   Bank of America Corp. ......      81,343,544
   2,050,140   JP Morgan Chase & Company...      79,975,961
     397,300   National City Corp.(d)......      14,918,615
     382,100   North Fork Bancorp, Inc. ...      11,023,585
     255,800   SunTrust Banks, Inc. .......      18,898,504
     785,000   Wachovia Corp. .............      41,291,000
     132,800   Wells Fargo & Company.......       8,253,520
                                             --------------
                                                255,704,729
                                             --------------
               BROADCAST SERVICES/MEDIA -- 6.2%
     283,100   Clear Channel
                 Communications, Inc. .....       9,481,019
     433,165   Comcast Corp. --  Class
                 A*........................      14,415,731
     970,000   Comcast Corp. --  Special
                 Class A*..................      31,854,800
   2,548,000   Time Warner, Inc.*..........      49,533,120
   1,461,000   Viacom, Inc. --  Class B....      53,165,790
     386,500   Westwood One, Inc.*.........      10,408,445
                                             --------------
                                                168,858,905
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 0.6%
     425,000   Fiserv, Inc.*...............      17,080,750
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS -- 0.9%
     200,565   Air Products and Chemicals,
                 Inc. .....................  $   11,626,753
     254,600   EI du Pont de Nemours and
                 Company...................      12,488,130
                                             --------------
                                                 24,114,883
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 2.7%
   2,765,700   Microsoft Corp. ............      73,871,847
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 1.4%
   1,854,300   Hewlett-Packard Company.....      38,884,671
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 1.0%
     257,400   American Standard Companies,
                 Inc.*.....................      10,635,768
     119,800   DR Horton, Inc. ............       4,829,138
     135,000   Martin Marietta Materials,
                 Inc. .....................       7,244,100
      50,400   Pulte Homes, Inc. ..........       3,215,520
                                             --------------
                                                 25,924,526
                                             --------------
               CONSUMER GOODS AND SERVICES -- 10.5%
   1,298,500   Altria Group, Inc. .........      79,338,350
     622,700   Avon Products, Inc. ........      24,098,490
     118,400   Fortune Brands, Inc. .......       9,138,112
   2,998,100   General Electric Company....     109,430,650
      65,000   Kimberly-Clark Corp. .......       4,277,650
     364,800   Loews Corp.-Carolina
                 Group.....................      10,560,960
     593,000   Procter & Gamble Company....      32,662,440
     217,000   Unilever NV.................      14,476,070
                                             --------------
                                                283,982,722
                                             --------------
               DISTRIBUTION -- 0.5%
     624,105   Ingram Micro, Inc. --  Class
                 A*........................      12,981,384
                                             --------------
               ELECTRONICS -- 1.9%
     422,200   Avnet, Inc.*................       7,700,928
      80,700   Emerson Electric Company....       5,657,070
     981,400   Flextronics International,
                 Ltd.*.....................      13,562,948
   1,450,000   Sanmina-SCI Corp.*..........      12,281,500
   2,513,375   Solectron Corp.*............      13,396,289
                                             --------------
                                                 52,598,735
                                             --------------
               FINANCIAL SERVICES -- 9.6%
   2,434,200   Citigroup, Inc. ............     117,279,756
     322,900   Fannie Mae..................      22,993,709
     317,900   Freddie Mac.................      23,429,230
      93,000   Goldman Sachs Group,
                 Inc. .....................       9,675,720
     209,800   Lehman Brothers Holdings,
                 Inc. .....................      18,353,304
     555,100   MBNA Corp. .................      15,648,269
     656,700   Merrill Lynch & Company,
                 Inc. .....................      39,250,959
     246,700   Morgan Stanley..............      13,696,784
                                             --------------
                                                260,327,731
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE -- 0.7%
     153,200   Dean Foods Company*.........  $    5,047,940
     255,000   PepsiCo, Inc. ..............      13,311,000
                                             --------------
                                                 18,358,940
                                             --------------
               INSURANCE -- 8.7%
     736,400   Ace, Ltd. ..................      31,481,100
     107,100   AFLAC, Inc. ................       4,266,864
     458,400   Allstate Corp.(d)...........      23,708,448
     852,500   American International
                 Group, Inc. ..............      55,983,675
     456,500   Axis Capital Holdings,
                 Ltd. .....................      12,489,840
     198,700   Chubb Corp.(d)..............      15,280,030
     240,000   Hartford Financial Services
                 Group, Inc. ..............      16,634,400
     690,000   MetLife, Inc. ..............      27,951,900
      61,566   PartnerRE, Ltd. ............       3,813,398
     268,438   The St. Paul Travelers
                 Companies, Inc. ..........       9,950,997
     270,300   Torchmark Corp. ............      15,444,942
     238,000   XL Capital, Ltd. --  Class
                 A(d)......................      18,480,700
                                             --------------
                                                235,486,294
                                             --------------
               LEISURE AND RECREATION -- 0.1%
      52,200   Royal Caribbean Cruises,
                 Ltd. (Liberia)(d).........       2,841,768
                                             --------------
               MACHINERY -- 0.6%
      76,200   Deere & Company.............       5,669,280
     143,800   Ingersoll-Rand Company,
                 Ltd. --  Class A..........      11,547,140
                                             --------------
                                                 17,216,420
                                             --------------
               MANUFACTURING -- 2.4%
     149,700   3M Company..................      12,285,879
     204,000   Cooper Industries, Ltd. --
                 Class A...................      13,849,560
     132,100   Parker Hannifin Corp. ......      10,005,254
     592,950   Smurfit-Stone Container
                 Corp.*(d).................      11,076,306
     240,000   Textron, Inc. ..............      17,712,000
                                             --------------
                                                 64,928,999
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 3.2%
     307,000   HCA, Inc. ..................      12,267,720
     236,000   Health Management
                 Associates, Inc. --  Class
                 A(d)......................       5,361,920
     442,700   Medco Health Solutions,
                 Inc.*.....................      18,416,320
     116,600   UnitedHealth Group, Inc. ...      10,264,298
     354,500   WellPoint, Inc.*............      40,767,500
                                             --------------
                                                 87,077,758
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL EQUIPMENT AND SUPPLIES -- 1.5%
      75,000   Beckman Coulter, Inc. ......  $    5,024,250
     989,400   Boston Scientific Corp.*....      35,173,170
                                             --------------
                                                 40,197,420
                                             --------------
               METALS AND MINING -- 0.7%
     590,200   Alcoa, Inc. ................      18,544,084
                                             --------------
               OIL AND GAS: EQUIPMENT -- 0.2%
     147,600   FMC Technologies, Inc.*.....       4,752,720
                                             --------------
               OIL, COAL AND GAS -- 10.6%
     227,800   Baker Hughes, Inc. .........       9,720,226
     342,000   BP PLC (ADR)................      19,972,800
     624,000   ChevronTexaco Corp. ........      32,766,240
     829,000   ConocoPhillips..............      71,982,070
     187,900   EnCana Corp. (Canada).......      10,721,574
   1,409,800   Exxon Mobil Corp. ..........      72,266,347
     209,500   Nabors Industries,
                 Ltd.*(d)..................      10,745,255
     150,000   Noble Energy, Inc. .........       9,249,000
     615,500   Occidental Petroleum
                 Corp. ....................      35,920,580
     187,600   Schlumberger, Ltd. .........      12,559,820
                                             --------------
                                                285,903,912
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.9%
     146,800   International Paper
                 Company...................       6,165,600
     319,702   MeadWestvaco Corp. .........      10,834,701
     119,350   Temple-Inland, Inc. ........       8,163,540
                                             --------------
                                                 25,163,841
                                             --------------
               PHARMACEUTICALS -- 2.2%
     191,900   Caremark Rx, Inc.*..........       7,566,617
     168,700   Forest Laboratories,
                 Inc.*.....................       7,567,882
     265,400   GlaxoSmithKline PLC
                 (ADR)(d)..................      12,577,306
     858,400   Pfizer, Inc. ...............      23,082,376
     224,200   Wyeth.......................       9,548,678
                                             --------------
                                                 60,342,859
                                             --------------
               RETAIL -- 3.2%
     113,800   Bed Bath & Beyond, Inc.*....       4,532,654
     215,700   Federated Department Stores,
                 Inc.(d)...................      12,465,303
     775,000   Home Depot, Inc. ...........      33,123,500
     151,800   Lowe's Companies, Inc. .....       8,742,162
     755,000   Office Depot, Inc.*.........      13,106,800
     255,000   Target Corp. ...............      13,242,150
                                             --------------
                                                 85,212,569
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL: RESTAURANTS -- 0.8%
     430,000   McDonald's Corp. ...........  $   13,785,800
     200,000   Wendy's International,
                 Inc. .....................       7,852,000
                                             --------------
                                                 21,637,800
                                             --------------
               RETAIL: SUPERMARKETS -- 1.5%
     819,925   Safeway, Inc.*..............      16,185,320
     295,700   SUPERVALU, Inc. ............      10,207,564
     779,350   The Kroger Company*.........      13,669,799
                                             --------------
                                                 40,062,683
                                             --------------
               RUBBER PRODUCTS -- 0.2%
     193,100   Cooper Tire & Rubber
                 Company(d)................       4,161,305
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.2%
     270,000   Applera Corp.-Applied
                 Biosystems Group..........       5,645,700
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 2.6%
     266,900   BellSouth Corp. ............       7,417,151
     271,200   Corning, Inc.*..............       3,192,024
   1,707,566   Nortel Networks Corp.*......       5,959,405
     237,800   SBC Communications,
                 Inc.(d)...................       6,128,106
     605,700   Sprint Corp. (FON Group)....      15,051,645
     964,950   Tellabs, Inc.*(d)...........       8,288,921
     579,452   Verizon Communications,
                 Inc. .....................      23,473,600
                                             --------------
                                                 69,510,852
                                             --------------
               TRANSPORTATION -- 3.9%
     706,900   Burlington Northern Santa Fe
                 Corp. ....................      33,443,439
     398,100   CSX Corp. ..................      15,955,848
     525,300   Norfolk Southern Corp. .....      19,010,607
     546,800   Union Pacific Corp. ........      36,772,300
                                             --------------
                                                105,182,194
                                             --------------
               UTILITIES: ELECTRIC -- 3.5%
     430,780   American Electric Power
                 Company, Inc.(d)..........      14,792,985
     374,800   Constellation Energy Group,
                 Inc. .....................      16,382,508
      50,000   Dominion Resources, Inc.
                 (Virginia)................       3,387,000
     380,000   Entergy Corp. ..............      25,684,200
     258,800   Exelon Corp. ...............      11,405,316
     249,450   Northeast Utilities.........       4,702,133
     175,000   PPL Corp. ..................       9,324,000

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               UTILITIES: ELECTRIC (CONTINUED)
     305,800   Wisconsin Energy Corp.(d)...  $   10,308,518
                                             --------------
                                                 95,986,660
                                             --------------
               UTILITIES: GAS -- 0.4%
     259,925   Sempra Energy...............       9,534,049
                                             --------------
               TOTAL COMMON STOCKS (Cost
                 $2,197,016,548)...........   2,635,939,600
                                             --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 4.0%
$108,351,744   Securities Lending
                 Collateral Investment
                 (Note 4)
                 (Cost $108,351,744).......     108,351,744
                                             --------------
               TOTAL SECURITIES
                 (Cost $2,305,368,292).....   2,744,291,344
                                             --------------
               REPURCHASE AGREEMENTS -- 2.5%
  66,108,926   With Investors Bank &
                 Trust, dated 12/31/04,
                 1.88%, due 01/03/05,
                 repurchase proceeds at
                 maturity $66,119,283
                 (Collateralized by various
                 Fannie Maes,
                 2.92% -- 3.75%, due
                 03/25/33-06/01/33, with a
                 total value of
                 $21,000,514, and various
                 Small Business
                 Administrations, 4.62% --
                 5.38%, due 08/25/16-
                 07/25/29, with a total
                 value of $48,414,372)
                 (Cost $66,108,926)........      66,108,926
                                             --------------
               Total Investments -- 103.9%
                 (Cost $2,371,477,218).....   2,810,400,270
               Liabilities less other
                 assets -- (3.9)%..........    (104,936,948)
                                             --------------
               NET ASSETS -- 100.0%........  $2,705,463,322
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $2,378,411,701.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $476,179,739
    Gross unrealized depreciation..........   (44,191,170)
                                             ------------
    Net unrealized appreciation............  $431,988,569
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 99.4%
              AEROSPACE AND DEFENSE -- 1.8%
    137,400   Northrop Grumman Corp. ......  $    7,469,064
     71,300   Raytheon Company.............       2,768,579
    136,000   The Boeing Company...........       7,040,720
     68,300   United Defense Industries,
                Inc.*(d)...................       3,227,175
                                             --------------
                                                 20,505,538
                                             --------------
              AGRICULTURE -- 0.7%
    145,800   Monsanto Company.............       8,099,190
                                             --------------
              AIRLINES -- 0.5%
    349,700   Southwest Airlines Company...       5,693,116
                                             --------------
              APPAREL: MANUFACTURING -- 0.5%
     57,800   Liz Claiborne, Inc. .........       2,439,738
     22,300   Nike, Inc. -- Class B........       2,022,387
     28,800   VF Corp. ....................       1,594,944
                                             --------------
                                                  6,057,069
                                             --------------
              APPAREL: RETAIL -- 1.0%
     60,000   Abercrombie & Fitch
                Company -- Class A.........       2,817,000
     85,700   Aeropostale, Inc.*...........       2,522,151
     52,100   American Eagle Outfitters,
                Inc. ......................       2,453,910
     30,600   Payless ShoeSource, Inc.*....         376,380
     45,200   The Timberland Company --
                Class A*(d)................       2,832,684
                                             --------------
                                                 11,002,125
                                             --------------
              ASSET MANAGEMENT -- 0.3%
     86,100   Brascan Corp. -- Class A
                (Canada)(d)................       3,100,461
                                             --------------
              AUTOMOBILE: RETAIL -- 0.2%
     53,100   AutoNation, Inc.*............       1,020,051
     59,000   Copart, Inc.*................       1,552,880
                                             --------------
                                                  2,572,931
                                             --------------
              AUTOMOBILES/MOTOR VEHICLES -- 1.4%
    557,000   Ford Motor Company(d)........       8,154,480
     59,200   PACCAR, Inc. ................       4,764,416
     44,500   Polaris Industries, Inc. ....       3,026,890
                                             --------------
                                                 15,945,786
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.4%
     16,800   American Axle & Manufacturing
                Holdings, Inc. ............         515,088
     76,200   Autoliv, Inc. ...............       3,680,460
     59,100   Delphi Corp.(d)..............         533,082
                                             --------------
                                                  4,728,630
                                             --------------
              BANKS -- 7.0%
    105,150   Associated Banc-Corp. .......       3,492,032
     24,400   Astoria Financial Corp. .....         975,268

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
    180,100   Bank of America Corp. .......  $    8,462,899
     53,900   Bank of Hawaii Corp. ........       2,734,886
     65,000   Comerica, Inc. ..............       3,966,300
     32,700   First BanCorp. ..............       2,076,777
    123,800   Fremont General Corp.(d).....       3,117,284
    118,900   Hibernia Corp. -- Class A....       3,508,739
    115,600   JP Morgan Chase & Company....       4,509,556
    136,300   KeyCorp......................       4,620,570
     82,000   Marshall & Ilsley Corp. .....       3,624,400
     42,900   National City Corp. .........       1,610,895
     75,100   R&G Financial Corp. -- Class
                B..........................       2,919,888
     85,600   UnionBanCal Corp. ...........       5,519,488
    373,600   US Bancorp...................      11,701,152
    251,600   Wachovia Corp. ..............      13,234,160
     51,400   Wells Fargo & Company........       3,194,510
                                             --------------
                                                 79,268,804
                                             --------------
              BROADCAST SERVICES/MEDIA -- 3.1%
     67,000   Comcast Corp. -- Class A*....       2,229,760
     18,100   Hearst-Argyle Television,
                Inc. -- Class A............         477,478
    113,200   Liberty Media Corp. -- Class
                A*.........................       1,242,936
     30,200   Liberty Media International,
                Inc. -- Class A*...........       1,396,146
     64,000   McGraw-Hill Companies,
                Inc. ......................       5,858,560
    207,600   The Walt Disney Company......       5,771,280
    514,000   Time Warner, Inc.*...........       9,992,160
    116,065   Viacom, Inc. -- Class B......       4,223,605
     98,100   XM Satellite Radio Holdings,
                Inc. -- Class A*(d)........       3,690,522
                                             --------------
                                                 34,882,447
                                             --------------
              BUSINESS SERVICES AND SUPPLIES -- 0.7%
     37,400   Dun & Bradstreet Corp.*......       2,230,910
     57,100   First Data Corp. ............       2,429,034
     14,300   GTECH Holdings Corp. ........         371,085
     30,800   Moody's Corp. ...............       2,674,980
                                             --------------
                                                  7,706,009
                                             --------------
              CHEMICALS -- 0.9%
    169,800   Agrium, Inc.(d)..............       2,861,130
     28,600   Eastman Chemical Company.....       1,651,078
      9,700   PPG Industries, Inc. ........         661,152
     10,500   Rohm and Haas Company........         464,415
     66,100   The Dow Chemical Company.....       3,272,611
     23,100   The Lubrizol Corp. ..........         851,466
                                             --------------
                                                  9,761,852
                                             --------------
              COMMERCIAL SERVICES -- 0.3%
    133,300   Cendant Corp. ...............       3,116,554
                                             --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES -- 4.2%
     93,500   Activision, Inc.*............  $    1,886,830
     53,500   Autodesk, Inc. ..............       2,030,325
    123,250   BMC Software, Inc.*..........       2,292,450
     92,900   Cadence Design Systems,
                Inc.*......................       1,282,949
     44,000   Computer Sciences Corp.*.....       2,480,280
  1,301,100   Microsoft Corp. .............      34,752,381
    109,500   NVIDIA Corp.*................       2,579,820
     28,300   Oracle Corp.*................         388,276
                                             --------------
                                                 47,693,311
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.8%
    293,400   Dell, Inc.*..................      12,363,876
    344,100   Hewlett-Packard Company......       7,215,777
     95,300   International Business
                Machines Corp. ............       9,394,674
    118,400   Seagate Technology*..........       2,044,768
     45,100   Xerox Corp.*.................         767,151
                                             --------------
                                                 31,786,246
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.9%
     87,100   DR Horton, Inc. .............       3,511,001
     36,200   KB Home......................       3,779,280
     39,200   M.D.C. Holdings, Inc. .......       3,388,448
     15,400   Masco Corp. .................         562,562
      5,000   NVR, Inc.*...................       3,847,000
     41,200   Standard Pacific Corp. ......       2,642,568
     53,500   Toll Brothers, Inc.*.........       3,670,635
                                             --------------
                                                 21,401,494
                                             --------------
              CONSUMER GOODS AND SERVICES -- 5.5%
    107,700   Altria Group, Inc. ..........       6,580,470
     27,500   American Greetings Corp. --
                Class A....................         697,125
     38,900   Clorox Company...............       2,292,377
     38,500   Colgate-Palmolive Company....       1,969,660
     30,200   FedEx Corp. .................       2,974,398
    559,300   General Electric Company.....      20,414,450
     81,700   Gillette Company.............       3,658,526
     41,700   Kimberly-Clark Corp. ........       2,744,277
    193,500   Procter & Gamble Company.....      10,657,980
     28,100   Reynolds American, Inc.(d)...       2,208,660
     13,100   The Black & Decker
                Corp.(d)...................       1,157,123
     48,000   United Parcel Service,
                Inc. -- Class B............       4,102,080
     57,400   UST, Inc. ...................       2,761,514
                                             --------------
                                                 62,218,640
                                             --------------
              CONTAINERS AND PACKAGING -- 0.2%
     64,300   Ball Corp. ..................       2,827,914
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              DISTRIBUTION -- 0.5%
    175,700   Ingram Micro, Inc. -- Class
                A*.........................  $    3,654,560
     51,200   Tech Data Corp.*.............       2,324,480
                                             --------------
                                                  5,979,040
                                             --------------
              ELECTRONICS -- 0.4%
     23,600   Advanced Micro Devices,
                Inc.*......................         519,672
     18,000   Emerson Electric Company.....       1,261,800
     17,500   Harman International
                Industries, Inc. ..........       2,222,500
    134,400   Sanmina-SCI Corp.*...........       1,138,368
                                             --------------
                                                  5,142,340
                                             --------------
              FINANCIAL SERVICES -- 8.2%
    140,200   American Express Company.....       7,903,074
     72,700   AmeriCredit Corp.*...........       1,777,515
    153,800   Ameritrade Holding Corp.*....       2,187,036
    135,200   Capital One Financial
                Corp.(d)...................      11,385,192
    123,000   CIT Group, Inc. .............       5,635,860
    563,200   Citigroup, Inc. .............      27,134,975
     45,800   Countrywide Financial
                Corp. .....................       1,695,058
     72,100   Doral Financial Corp. .......       3,550,925
     32,000   Eaton Vance Corp. ...........       1,668,800
      4,900   Fannie Mae...................         348,929
     53,700   Freddie Mac..................       3,957,690
     36,200   Goldman Sachs Group, Inc. ...       3,766,248
     58,700   Lehman Brothers Holdings,
                Inc. ......................       5,135,076
    109,500   MBNA Corp. ..................       3,086,805
    105,300   Merrill Lynch & Company,
                Inc. ......................       6,293,781
    116,600   Providian Financial Corp.*...       1,920,402
     57,600   Prudential Financial,
                Inc. ......................       3,165,696
     24,300   The Bear Stearns Companies,
                Inc. ......................       2,486,133
     12,900   Washington Mutual, Inc. .....         545,412
                                             --------------
                                                 93,644,607
                                             --------------
              FOOD AND BEVERAGE -- 2.9%
     22,500   Adolph Coors Company -- Class
                B..........................       1,702,575
     83,600   Anheuser-Busch Companies,
                Inc. ......................       4,241,028
    141,200   Archer-Daniels-Midland
                Company....................       3,150,172
    118,700   Coca-Cola Company............       4,941,481
      7,000   Hershey Foods Corp. .........         388,780
     61,500   Kraft Foods, Inc. -- Class
                A(d).......................       2,190,015
    146,000   PepsiCo, Inc. ...............       7,621,200
     52,500   Pilgrim's Pride Corp. .......       1,610,700
     57,800   Smithfield Foods, Inc.*......       1,710,302

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     89,000   The Pepsi Bottling Group,
                Inc.(d)....................  $    2,406,560
    149,600   Tyson Foods, Inc. -- Class
                A..........................       2,752,640
                                             --------------
                                                 32,715,453
                                             --------------
              INSURANCE -- 4.6%
      9,300   Ace, Ltd. ...................         397,575
     50,200   Aetna, Inc. .................       6,262,450
    104,200   Allstate Corp. ..............       5,389,224
      4,800   Ambac Financial Group,
                Inc. ......................         394,224
    128,900   American International Group,
                Inc. ......................       8,464,863
      8,600   Cincinnati Financial
                Corp. .....................         380,636
     18,600   Everest Re Group, Ltd.
                (Bermuda)..................       1,665,816
     46,500   First American Corp. ........       1,634,010
     73,000   IPC Holdings, Ltd. ..........       3,176,230
     82,900   Lincoln National Corp. ......       3,869,772
     38,100   Loews Corp. .................       2,678,430
     39,300   MBIA, Inc.(d)................       2,486,904
     39,300   Mercury General Corp. .......       2,354,856
    132,900   MetLife, Inc. ...............       5,383,779
     11,900   Nationwide Financial
                Services, Inc. -- Class
                A..........................         454,937
     28,500   Principal Financial Group,
                Inc. ......................       1,166,790
     63,400   Radian Group, Inc. ..........       3,375,416
     40,100   StanCorp Financial Group,
                Inc. ......................       3,308,250
                                             --------------
                                                 52,844,162
                                             --------------
              INTERNET SERVICES -- 4.9%
    956,200   Cisco Systems, Inc.*.........      18,454,660
     80,600   EarthLink, Inc.*.............         928,512
    105,500   eBay, Inc.*..................      12,267,540
     10,100   Google, Inc. -- Class A*.....       1,950,310
    253,869   Juniper Networks, Inc.*......       6,902,698
     36,800   Symantec Corp.*..............         947,968
    177,200   VeriSign, Inc.*(d)...........       5,939,744
    218,300   YAHOO!, Inc.*................       8,225,544
                                             --------------
                                                 55,616,976
                                             --------------
              LEISURE AND RECREATION -- 2.4%
      7,500   Brunswick Corp. .............         371,250
      8,300   Carnival Corp.(d)............         478,329
     59,300   DreamWorks Animation SKG,
                Inc. -- Class A*...........       2,224,343
     89,500   Hilton Hotels Corp. .........       2,035,230
    128,500   Marriott International,
                Inc. -- Class A............       8,092,930
     23,500   Royal Caribbean Cruises, Ltd.
                (Liberia)(d)...............       1,279,340

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
    157,200   Starwood Hotels & Resorts
                Worldwide, Inc. ...........  $    9,180,480
     45,400   Wynn Resorts, Ltd.*(d).......       3,038,168
                                             --------------
                                                 26,700,070
                                             --------------
              MACHINERY -- 0.5%
     19,500   Caterpillar, Inc. ...........       1,901,445
     21,300   Cummins, Inc. ...............       1,784,727
     24,200   Graco, Inc. .................         903,870
     20,800   Terex Corp.*.................         991,120
                                             --------------
                                                  5,581,162
                                             --------------
              MANUFACTURING -- 1.7%
     44,400   3M Company...................       3,643,908
     23,900   Eaton Corp. .................       1,729,404
     39,900   Harsco Corp. ................       2,224,026
    106,300   Honeywell International,
                Inc. ......................       3,764,083
      5,300   Illinois Tool Works, Inc. ...         491,204
      9,200   ITT Industries, Inc. ........         776,940
     27,400   Parker Hannifin Corp. .......       2,075,276
    127,500   Tyco International, Ltd. ....       4,556,850
                                             --------------
                                                 19,261,691
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.2%
     95,500   IMS Health, Inc. ............       2,216,555
     29,600   McKesson Corp. ..............         931,216
     95,000   Medco Health Solutions,
                Inc.*......................       3,952,000
     36,000   UnitedHealth Group, Inc. ....       3,169,080
     27,700   WellPoint, Inc.*.............       3,185,500
                                             --------------
                                                 13,454,351
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 4.0%
     31,400   Allergan, Inc. ..............       2,545,598
     31,700   Bausch & Lomb, Inc.(d).......       2,043,382
     31,100   Becton, Dickinson and
                Company....................       1,766,480
      5,700   CR Bard, Inc. ...............         364,686
      7,422   Guidant Corp. ...............         535,126
    377,200   Johnson & Johnson............      23,922,024
     48,800   Kinetic Concepts, Inc.*......       3,723,440
      6,700   Medtronic, Inc. .............         332,789
     97,800   St. Jude Medical, Inc.*......       4,100,754
     74,800   Zimmer Holdings, Inc.*.......       5,992,976
                                             --------------
                                                 45,327,255
                                             --------------
              METALS AND MINING -- 1.1%
     50,900   Alcoa, Inc. .................       1,599,278
      7,600   Newmont Mining Corp.(d)......         337,516
    113,100   Nucor Corp.(d)...............       5,919,654
     35,100   Southern Peru Copper
                Corp.(d)...................       1,657,071

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING (CONTINUED)
     39,100   Steel Dynamics, Inc. ........  $    1,481,108
     70,700   Worthington Industries,
                Inc. ......................       1,384,306
                                             --------------
                                                 12,378,933
                                             --------------
              OIL, COAL AND GAS -- 6.6%
     26,800   Amerada Hess Corp. ..........       2,207,784
     41,200   Anadarko Petroleum Corp. ....       2,670,172
     16,400   Apache Corp. ................         829,348
     99,600   Burlington Resources,
                Inc. ......................       4,332,600
    272,900   ChevronTexaco Corp. .........      14,329,979
    109,500   ConocoPhillips...............       9,507,885
     11,400   Devon Energy Corp. ..........         443,688
     56,900   EOG Resources, Inc. .........       4,060,384
    407,000   Exxon Mobil Corp. ...........      20,862,820
      9,600   Halliburton Company..........         376,704
     29,200   Newfield Exploration
                Company*...................       1,724,260
     49,800   Occidental Petroleum
                Corp. .....................       2,906,328
     75,000   PetroKazakhstan,
                Inc. -- Class A............       2,782,500
      9,900   Schlumberger, Ltd. ..........         662,805
     71,000   Sunoco, Inc. ................       5,801,410
     49,800   Tesoro Corp.*................       1,586,628
                                             --------------
                                                 75,085,295
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.2%
     77,200   Louisiana-Pacific Corp. .....       2,064,328
                                             --------------
              PHARMACEUTICALS -- 3.9%
      8,000   Abbott Laboratories..........         373,200
     82,000   Cardinal Health, Inc. .......       4,768,300
    190,100   Caremark Rx, Inc.*...........       7,495,643
    129,200   Eli Lilly and Company........       7,332,100
     86,125   IVAX Corp.*..................       1,362,498
    120,100   Merck & Company, Inc. .......       3,860,014
    553,600   Pfizer, Inc. ................      14,886,304
    210,300   Schering-Plough Corp. .......       4,391,064
                                             --------------
                                                 44,469,123
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.2%
     10,200   AMB Property Corp. ..........         411,978
     68,500   Equity Office Properties
                Trust......................       1,994,720
                                             --------------
                                                  2,406,698
                                             --------------
              RESEARCH AND DEVELOPMENT -- 2.0%
    146,100   Amgen, Inc.*.................       9,372,315
     44,200   Biogen Idec, Inc.*...........       2,944,162
     11,600   Chiron Corp.*(d).............         386,628
     95,700   Genentech, Inc.*.............       5,209,908
     10,900   Genzyme Corp.*...............         632,963

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              RESEARCH AND DEVELOPMENT (CONTINUED)
     53,200   Gilead Sciences, Inc.*.......  $    1,861,468
     58,400   ImClone Systems, Inc.*(d)....       2,691,072
                                             --------------
                                                 23,098,516
                                             --------------
              RETAIL -- 5.2%
     44,400   7-Eleven, Inc.*..............       1,063,380
     55,400   BJ'S Wholesale Club, Inc.*...       1,613,802
    209,200   Circuit City Stores,
                Inc.(d)....................       3,271,888
     24,500   Costco Wholesale Corp. ......       1,186,045
     92,900   Dollar General Corp. ........       1,929,533
     99,700   Federated Department Stores,
                Inc. ......................       5,761,663
    394,700   Home Depot, Inc. ............      16,869,478
    113,600   JC Penney Company, Inc.
                (Holding Company)..........       4,703,040
     14,232   Kmart Holding Corp.*(d)......       1,408,256
    165,900   Staples, Inc. ...............       5,592,489
     31,100   Toys "R" Us, Inc.*...........         636,617
    289,800   Wal-Mart Stores, Inc. .......      15,307,236
                                             --------------
                                                 59,343,427
                                             --------------
              RETAIL: RESTAURANTS -- 1.2%
     96,400   Darden Restaurants, Inc. ....       2,674,136
    245,600   McDonald's Corp. ............       7,873,936
     18,700   Starbucks Corp.*.............       1,166,132
     37,000   YUM! Brands, Inc. ...........       1,745,660
                                             --------------
                                                 13,459,864
                                             --------------
              RETAIL: SUPERMARKETS -- 0.8%
    182,600   SUPERVALU, Inc. .............       6,303,352
    175,900   The Kroger Company*..........       3,085,286
                                             --------------
                                                  9,388,638
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.2%
     32,500   Fisher Scientific
                International, Inc.*.......       2,027,350
                                             --------------
              SECURITY SERVICES -- 0.1%
     23,100   The Brink's Company..........         912,912
                                             --------------
              SEMICONDUCTORS -- 3.3%
    181,600   Altera Corp.*................       3,759,120
     99,600   Applied Materials, Inc.*.....       1,703,160
    117,700   Broadcom Corp. -- Class A*...       3,799,356
     48,300   Cree, Inc.*(d)...............       1,935,864
     21,299   Freescale Semiconductor,
                Inc. -- Class B*...........         391,050
    251,800   Intel Corp. .................       5,889,602
    183,000   Micron Technology, Inc.*.....       2,260,050
    281,800   National Semiconductor
                Corp. .....................       5,058,310

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
    252,200   PMC-Sierra, Inc.*............  $    2,837,250
    413,400   Texas Instruments, Inc. .....      10,177,908
                                             --------------
                                                 37,811,670
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 6.2%
     59,900   Amdocs, Ltd. (Guernsey)*.....       1,572,375
     74,200   AT&T Corp. ..................       1,414,252
     44,800   BellSouth Corp. .............       1,244,992
     99,800   CenturyTel, Inc. ............       3,539,906
    133,700   Comverse Technology, Inc.*...       3,268,965
     29,100   Harris Corp. ................       1,798,089
    550,600   JDS Uniphase Corp.*(d).......       1,745,402
    805,800   Motorola, Inc. ..............      13,859,760
     56,400   Nextel Communications,
                Inc. -- Class A*...........       1,692,000
    299,000   QUALCOMM, Inc. ..............      12,677,600
     50,100   SBC Communications, Inc. ....       1,291,077
     97,500   Sprint Corp. (FON Group).....       2,422,875
     60,200   Telephone and Data Systems,
                Inc.(d)....................       4,632,390
    473,500   Verizon Communications,
                Inc. ......................      19,181,485
                                             --------------
                                                 70,341,168
                                             --------------
              TRANSPORTATION -- 0.9%
     16,700   Burlington Northern Santa Fe
                Corp. .....................         790,077
     59,300   JB Hunt Transport Services,
                Inc. ......................       2,659,605
     54,667   Ryder System, Inc. ..........       2,611,443
     86,900   Teekay Shipping Corp. .......       3,659,359
                                             --------------
                                                  9,720,484
                                             --------------
              UTILITIES: ELECTRIC -- 2.5%
     30,600   Alliant Energy Corp. ........         875,160
     60,700   American Electric Power
                Company, Inc. .............       2,084,438
     88,300   Constellation Energy Group,
                Inc. ......................       3,859,593
    201,900   Edison International.........       6,466,857
     16,200   Entergy Corp. ...............       1,094,958
     87,500   Exelon Corp. ................       3,856,125
     18,000   Northeast Utilities..........         339,300
     74,700   Pepco Holdings, Inc. ........       1,592,604
     33,100   PG&E Corp.*..................       1,101,568
     47,400   SCANA Corp. .................       1,867,560
     74,800   TXU Corp.(d).................       4,829,088
                                             --------------
                                                 27,967,251
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              UTILITIES: GAS -- 0.3%
    104,400   Sempra Energy(d).............  $    3,829,392
                                             --------------
              TOTAL COMMON STOCKS
                (Cost $1,015,745,616)......   1,128,940,273
                                             --------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 7.5%
$85,014,118   Securities Lending Collateral
                Investment (Note 4)
                (Cost $85,014,118).........      85,014,118
                                             --------------
              SHORT TERM US TREASURY SECURITY -- 0.0%
    150,000   US Treasury Bill,
                2.16%, 03/17/05(f)
                (Cost $149,327)............         149,327
                                             --------------
              TOTAL SECURITIES
                (Cost $1,100,909,061)......   1,214,103,718
                                             --------------
              REPURCHASE AGREEMENTS -- 0.6%
  7,071,418   With Investors Bank and
                Trust, dated 12/31/04,
                1.88%, due 01/03/05,
                repurchase proceeds
                at maturity $7,072,526
                (Collateralized by Fannie
                Mae, 2.92%, due 03/25/33,
                with a value of $3,345,100,
                and various Small Business
                Administrations, 5.13% --
                5.38%, due 11/25/15-
                10/25/16, with a total
                value of $4,082,935) (Cost
                $7,071,418)................       7,071,418
                                             --------------
              Total Investments -- 107.5%
                (Cost $1,107,980,479)......   1,221,175,136
              Liabilities less other
                assets -- (7.5)%...........     (85,226,702)
                                             --------------
              NET ASSETS -- 100.0%.........  $1,135,948,434
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $1,116,324,135.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $121,321,581
    Gross unrealized depreciation..........   (16,470,580)
                                             ------------
    Net unrealized appreciation............  $104,851,001
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 98.5%
               AEROSPACE AND DEFENSE -- 0.9%
      74,251   General Dynamics Corp.......  $    7,766,655
     257,000   The Boeing Company..........      13,304,890
                                             --------------
                                                 21,071,545
                                             --------------
               AGRICULTURE -- 1.1%
     463,900   Monsanto Company............      25,769,645
                                             --------------
               AIRLINES -- 1.0%
   1,333,500   Southwest Airlines
                 Company...................      21,709,380
                                             --------------
               APPAREL: MANUFACTURING -- 1.1%
     282,327   Nike, Inc. -- Class B.......      25,604,236
                                             --------------
               BROADCAST SERVICES/MEDIA -- 1.9%
     538,200   The Walt Disney Company.....      14,961,960
     801,700   Time Warner, Inc.*..........      15,585,048
     369,100   XM Satellite Radio Holdings,
                 Inc. -- Class A*(d).......      13,885,542
                                             --------------
                                                 44,432,550
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 0.4%
     216,600   First Data Corp. ...........       9,214,164
                                             --------------
               CHEMICALS -- 0.6%
     252,100   The Dow Chemical Company....      12,481,471
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 5.1%
     455,837   Electronic Arts, Inc.*......      28,116,026
   2,987,270   Microsoft Corp..............      79,789,982
     410,400   NVIDIA Corp.*...............       9,669,024
                                             --------------
                                                117,575,032
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 2.8%
   1,348,022   Dell, Inc.*.................      56,805,647
     443,600   Seagate Technology*.........       7,660,972
                                             --------------
                                                 64,466,619
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.5%
     186,627   Lennar Corp. -- Class
                 A(d)......................      10,578,018
                                             --------------
               CONSUMER GOODS AND SERVICES -- 8.8%
     144,900   Colgate-Palmolive Company...       7,413,084
     337,400   FedEx Corp.(d)..............      33,230,526
   2,414,542   General Electric Company....      88,130,783
     158,400   Kimberly-Clark Corp.........      10,424,304
     929,904   Procter & Gamble Company....      51,219,112
     140,600   United Parcel Service,
                 Inc. -- Class B...........      12,015,676
                                             --------------
                                                202,433,485
                                             --------------
               ELECTRONICS -- 0.1%
      22,657   Harman International
                 Industries, Inc. .........       2,877,439
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES -- 10.2%
     504,300   American Express Company....  $   28,427,391
     580,300   Ameritrade Holding Corp.*...       8,251,866
     515,600   Capital One Financial
                 Corp.(d)..................      43,418,675
     456,611   Citigroup, Inc..............      21,999,518
   1,093,363   Countrywide Financial
                 Corp......................      40,465,365
     329,777   Goldman Sachs Group, Inc....      34,309,999
     841,607   SLM Corp....................      44,933,397
      55,438   The Chicago Mercantile
                 Exchange(d)...............      12,678,671
                                             --------------
                                                234,484,882
                                             --------------
               FOOD AND BEVERAGE -- 2.4%
     255,400   Anheuser-Busch Companies,
                 Inc.......................      12,956,442
     349,000   Coca-Cola Company...........      14,528,870
     504,284   PepsiCo, Inc. ..............      26,323,625
                                             --------------
                                                 53,808,937
                                             --------------
               INSURANCE -- 0.9%
     295,500   American International
                 Group, Inc. ..............      19,405,485
                                             --------------
               INTERNET SERVICES -- 8.4%
   2,669,340   Cisco Systems, Inc.*........      51,518,262
     564,022   eBay, Inc.*.................      65,584,478
      38,300   Google, Inc. -- Class A*....       7,395,730
     845,300   Juniper Networks, Inc.*.....      22,983,707
     674,000   VeriSign, Inc.*(d)..........      22,592,480
     602,900   YAHOO!, Inc.*...............      22,717,272
                                             --------------
                                                192,791,929
                                             --------------
               LEISURE AND RECREATION -- 6.9%
     154,180   Carnival Corp.(d)...........       8,885,393
     225,600   DreamWorks Animation SKG,
                 Inc. -- Class A*..........       8,462,256
     142,558   Four Seasons Hotels,
                 Inc.(d)...................      11,659,819
     336,200   Hilton Hotels Corp..........       7,645,188
     489,700   Marriott International,
                 Inc. -- Class A...........      30,841,306
     211,840   MGM MIRAGE*.................      15,409,242
     598,000   Starwood Hotels & Resorts
                 Worldwide, Inc.(d)........      34,923,200
     589,444   Wynn Resorts, Ltd.*(d)......      39,445,592
                                             --------------
                                                157,271,996
                                             --------------
               MACHINERY -- 1.6%
     372,241   Caterpillar, Inc.(d)........      36,297,220
                                             --------------
               MANUFACTURING -- 0.6%
     402,500   Honeywell International,
                 Inc. .....................      14,252,525
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL AND OTHER HEALTH SERVICES -- 4.9%
     358,800   Medco Health Solutions,
                 Inc.*.....................  $   14,926,080
     977,020   UnitedHealth Group, Inc.....      86,007,071
     103,900   WellPoint, Inc.*............      11,948,500
                                             --------------
                                                112,881,651
                                             --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 6.0%
     774,200   Johnson & Johnson...........      49,099,765
     185,900   Kinetic Concepts, Inc.*.....      14,184,170
     260,284   Medtronic, Inc..............      12,928,306
     327,100   St. Jude Medical, Inc.*.....      13,715,303
     589,895   Zimmer Holdings, Inc.*......      47,262,387
                                             --------------
                                                137,189,931
                                             --------------
               OIL, COAL AND GAS -- 1.0%
     213,400   EOG Resources, Inc..........      15,228,224
     111,540   Newfield Exploration
                 Company*..................       6,586,437
                                             --------------
                                                 21,814,661
                                             --------------
               PHARMACEUTICALS -- 4.0%
     491,400   Caremark Rx, Inc.*..........      19,375,902
     205,300   Eli Lilly and Company.......      11,650,775
     328,500   IVAX Corp.*(d)..............       5,196,870
   1,476,652   Pfizer, Inc.................      39,707,172
     790,400   Schering-Plough Corp. ......      16,503,552
                                             --------------
                                                 92,434,271
                                             --------------
               RESEARCH AND DEVELOPMENT -- 4.4%
     484,169   Amgen, Inc.*................      31,059,441
   1,032,540   Genentech, Inc.*............      56,211,478
     200,400   Gilead Sciences, Inc.*......       7,011,996
     135,800   ImClone Systems, Inc.*(d)...       6,257,664
                                             --------------
                                                100,540,579
                                             --------------
               RETAIL -- 8.5%
     643,400   Circuit City Stores,
                 Inc.(d)...................      10,062,776
     349,100   Dollar General Corp. .......       7,250,807
   1,158,900   Home Depot, Inc.(d).........      49,531,386
     433,200   JC Penney Company, Inc.
                 (Holding Company).........      17,934,480
     625,449   Lowe's Companies, Inc.(d)...      36,019,608
     627,100   Staples, Inc................      21,139,541
     283,143   Target Corp.................      14,703,616
     701,518   Wal-Mart Stores, Inc. ......      37,054,181
                                             --------------
                                                193,696,395
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL: RESTAURANTS -- 1.9%
     580,300   McDonald's Corp.............  $   18,604,418
     392,933   Starbucks Corp.*............      24,503,302
                                             --------------
                                                 43,107,720
                                             --------------
               RETAIL: SUPERMARKETS -- 0.7%
     170,987   Whole Foods Market,
                 Inc.(d)...................      16,303,610
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.3%
     122,800   Fisher Scientific
                 International, Inc.*......       7,660,264
                                             --------------
               SEMICONDUCTORS -- 4.5%
     690,200   Altera Corp.*...............      14,287,140
     378,200   Applied Materials, Inc.*....       6,467,220
     440,700   Broadcom Corp. -- Class
                 A*(d).....................      14,225,796
   1,073,200   National Semiconductor
                 Corp. ....................      19,263,940
     955,200   PMC-Sierra, Inc.*...........      10,746,000
   1,509,600   Texas Instruments, Inc. ....      37,166,352
                                             --------------
                                                102,156,448
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 6.1%
     510,800   Comverse Technology,
                 Inc.*.....................      12,489,060
   2,093,100   JDS Uniphase Corp.*(d)......       6,635,127
   2,261,200   Motorola, Inc...............      38,892,640
   1,744,407   QUALCOMM, Inc...............      73,962,857
     196,820   Verizon Communications,
                 Inc. .....................       7,973,178
                                             --------------
                                                139,952,862
                                             --------------
               UTILITIES: ELECTRIC -- 0.9%
     332,569   TXU Corp.(d)................      21,470,655
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $1,931,060,493).....   2,255,735,605
                                             --------------
               WARRANTS -- 0.0%
      24,143   Lucent Technologies, Inc.,
                 expires 12/10/07* (Cost
                 $0).......................          38,146
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SECURITIES LENDING COLLATERAL -- 8.9%
$203,440,449   Securities Lending
                 Collateral Investment
                 (Note 4)
                 (Cost $203,440,449).......  $  203,440,449
                                             --------------
               TOTAL SECURITIES
                 (Cost $2,134,500,942).....   2,459,214,200
                                             --------------
               REPURCHASE AGREEMENTS -- 1.8%
  41,295,933   With Investors Bank and
                 Trust, dated 12/31/04,
                 1.88%, due 01/03/05,
                 repurchase proceeds at
                 maturity $41,302,403
                 (Collateralized by various
                 Small Business
                 Administrations, 4.38% --
                 5.63%, due 03/25/15-
                 03/25/29, with a total
                 value of $43,360,730)
                 (Cost $41,295,933)........      41,295,933
                                             --------------
               Total Investments -- 109.2%
                 (Cost $2,175,796,875).....   2,500,510,133
               Liabilities less other
                 assets -- (9.2)%..........    (209,950,186)
                                             --------------
               NET ASSETS -- 100.0%........  $2,290,559,947
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $2,226,733,418.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $287,891,791
    Gross unrealized depreciation..........   (14,115,076)
                                             ------------
    Net unrealized appreciation............  $273,776,715
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 95.0%
              AEROSPACE AND DEFENSE -- 1.8%
    227,900   Goodrich Corp. ................  $  7,438,656
                                               ------------
              APPAREL: RETAIL -- 1.6%
    252,700   Foot Locker, Inc. .............     6,805,211
                                               ------------
              ASSET MANAGEMENT -- 1.3%
    153,600   Brascan Corp. -- Class A
                (Canada)(d)..................     5,531,136
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 2.5%
     88,800   Genuine Parts Company..........     3,912,528
    104,000   Lear Corp. ....................     6,345,040
                                               ------------
                                                 10,257,568
                                               ------------
              BANKS -- 7.4%
    153,600   First Horizon National
                Corp.(d).....................     6,621,696
     54,500   M&T Bank Corp. ................     5,877,280
    304,700   North Fork Bancorp, Inc. ......     8,790,595
    188,300   State Street Corp. ............     9,249,296
                                               ------------
                                                 30,538,867
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.4%
    122,400   The E.W. Scripps Company --
                Class A(d)...................     5,909,472
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 4.4%
     51,300   Avery Dennison Corp. ..........     3,076,461
    118,900   Diebold, Inc. .................     6,626,297
    178,400   Manpower, Inc. ................     8,616,720
                                               ------------
                                                 18,319,478
                                               ------------
              CHEMICALS -- 5.8%
    178,400   Cytec Industries, Inc. ........     9,173,328
    168,400   International Flavors &
                Fragrances, Inc. ............     7,214,256
    423,300   Methanex Corp. (Canada)........     7,729,458
                                               ------------
                                                 24,117,042
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 3.1%
    153,600   American Standard Companies,
                Inc.*........................     6,346,752
    185,800   York International Corp. ......     6,417,532
                                               ------------
                                                 12,764,284
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.5%
     54,300   Fortune Brands, Inc. ..........     4,190,874
    133,700   The Sherwin-Williams Company...     5,967,031
                                               ------------
                                                 10,157,905
                                               ------------
              CONTAINERS AND PACKAGING -- 2.5%
    157,900   Pactiv Corp.*..................     3,993,291
    138,700   Rexam PLC (Great Britain)
                (ADR)(d).....................     6,260,918
                                               ------------
                                                 10,254,209
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              DISTRIBUTION -- 0.9%
     59,200   CDW Corp. .....................  $  3,927,920
                                               ------------
              ELECTRONICS -- 1.5%
    236,600   Thomson (France) (ADR).........     6,281,730
                                               ------------
              FINANCIAL SERVICES -- 5.7%
    213,000   CIT Group, Inc. ...............     9,759,660
    500,400   E*TRADE Financial Corp.*.......     7,480,980
     74,400   Legg Mason, Inc. ..............     5,450,544
     45,100   MoneyGram International,
                Inc. ........................       953,414
                                               ------------
                                                 23,644,598
                                               ------------
              FOOD AND BEVERAGE -- 2.8%
    182,500   Allied Domecq PLC (Great
                Britain) (ADR)(d)............     7,283,575
    113,500   Sysco Corp. ...................     4,332,295
                                               ------------
                                                 11,615,870
                                               ------------
              INSURANCE -- 5.6%
    218,000   Assurant, Inc. ................     6,659,900
     94,100   Everest Re Group, Ltd.
                (Bermuda)....................     8,427,596
    128,800   MBIA, Inc.(d)..................     8,150,464
                                               ------------
                                                 23,237,960
                                               ------------
              LEISURE AND RECREATION -- 4.8%
    273,100   Hilton Hotels Corp. ...........     6,210,294
    610,989   InterContinental Hotels Group
                PLC (Great Britain) (ADR)....     7,710,681
    109,000   Royal Caribbean Cruises, Ltd.
                (Liberia)(d).................     5,933,960
                                               ------------
                                                 19,854,935
                                               ------------
              MANUFACTURING -- 1.6%
     79,300   ITT Industries, Inc. ..........     6,696,885
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 3.3%
    128,300   Omnicare, Inc.(d)..............     4,441,746
     79,300   WellPoint, Inc.*...............     9,119,500
                                               ------------
                                                 13,561,246
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.1%
     69,100   CR Bard, Inc. .................     4,421,018
                                               ------------
              OIL, COAL AND GAS -- 6.1%
    133,800   EnCana Corp. (Canada)..........     7,634,628
    128,800   Praxair, Inc. .................     5,686,520
    163,500   Questar Corp. .................     8,331,960
     69,100   Weatherford International, Ltd.
                (Bermuda)*...................     3,544,830
                                               ------------
                                                 25,197,938
                                               ------------
              PRINTING AND PUBLISHING -- 1.6%
    186,169   RR Donnelley & Sons
                Company(d)...................     6,569,904
                                               ------------

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 3.1%
     89,200   CVS Corp. .....................  $  4,020,244
    307,200   Dollar Tree Stores, Inc.*(d)...     8,810,496
                                               ------------
                                                 12,830,740
                                               ------------
              RETAIL: RESTAURANTS -- 1.2%
    104,600   YUM! Brands, Inc. .............     4,935,028
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.7%
    196,500   Amdocs, Ltd. (Guernsey)*.......     5,158,125
    212,100   Corning, Inc.*.................     2,496,417
    312,100   UNOVA, Inc.*(d)................     7,893,009
                                               ------------
                                                 15,547,551
                                               ------------
              TOOLS -- 1.0%
     83,900   Stanley Works..................     4,110,261
                                               ------------
              TOYS -- 1.0%
    204,700   Mattel, Inc.(d)................     3,989,603
                                               ------------
              TRANSPORTATION -- 7.2%
    167,100   CNF, Inc. .....................     8,371,710
    188,300   CSX Corp. .....................     7,547,064
    181,200   Florida East Coast Industries,
                Inc. ........................     8,172,120
    163,500   Norfolk Southern Corp. ........     5,917,065
                                               ------------
                                                 30,007,959
                                               ------------
              UTILITIES: ELECTRIC -- 6.3%
    574,700   CenterPoint Energy, Inc.(d)....     6,494,110
    227,900   PG&E Corp.*....................     7,584,512
     74,300   PPL Corp. .....................     3,958,704
    123,900   TXU Corp.(d)...................     7,998,984
                                               ------------
                                                 26,036,310
                                               ------------
              UTILITIES: GAS -- 2.2%
    277,400   AGL Resources, Inc. ...........     9,220,776
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $339,994,770)..........   393,782,060
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 14.1%
$58,613,178   Securities Lending Collateral
                Investment (Note 4)
                (Cost $58,613,178)...........  $ 58,613,178
                                               ------------
              TOTAL SECURITIES
                (Cost $398,607,948)..........   452,395,238
                                               ------------
              REPURCHASE AGREEMENTS -- 5.5%
 22,804,390   With Investors Bank and Trust,
                dated 12/31/04, 1.88%, due
                01/03/05, repurchase proceeds
                at maturity $22,807,963
                (Collateralized by various
                Small Business
                Administrations,
                4.77% -- 5.77%, due 05/25/16
                to 02/25/29, with a total
                value of $23,944,609) (Cost
                $22,804,390).................    22,804,390
                                               ------------
              Total Investments -- 114.6%
                (Cost $421,412,338)..........   475,199,628
              Liabilities less other
                assets -- (14.6)%............   (60,488,949)
                                               ------------
              NET ASSETS -- 100.0%...........  $414,710,679
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $422,114,504.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $54,444,932
    Gross unrealized depreciation...........   (1,359,808)
                                              -----------
    Net unrealized appreciation.............  $53,085,124
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 97.4%
              ADVERTISING -- 2.0%
     62,300   Getty Images, Inc.*(d).........  $  4,289,355
                                               ------------
              APPAREL: RETAIL -- 3.2%
     89,400   American Eagle Outfitters,
                Inc. ........................     4,210,740
     55,700   Chico's FAS, Inc.*(d)..........     2,536,021
                                               ------------
                                                  6,746,761
                                               ------------
              BROADCAST SERVICES/MEDIA -- 5.5%
     89,000   Cablevision Systems Corp. New
                York Group -- Class A*.......     2,216,100
     23,800   Pixar*(d)......................     2,037,518
    367,600   Sirius Satellite Radio,
                Inc.*(d).....................     2,812,140
    120,300   XM Satellite Radio Holdings,
                Inc. -- Class A*(d)..........     4,525,686
                                               ------------
                                                 11,591,444
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 2.9%
     87,300   Alliance Data Systems Corp.*...     4,145,004
     68,800   Robert Half International,
                Inc. ........................     2,024,784
                                               ------------
                                                  6,169,788
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.8%
    126,900   Cognos, Inc.*..................     5,591,214
     49,300   NAVTEQ Corp.*..................     2,285,548
                                               ------------
                                                  7,876,762
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.9%
    204,700   ATI Technologies, Inc.*........     3,969,133
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.0%
    199,810   Tempur-Pedic International,
                Inc.*........................     4,235,972
                                               ------------
              CONTAINERS AND PACKAGING -- 0.9%
     87,660   Owens-Illinois, Inc.*..........     1,985,499
                                               ------------
              ELECTRONICS -- 4.0%
     32,000   Harman International
                Industries, Inc. ............     4,064,000
    129,200   Trimble Navigation, Ltd.*......     4,268,768
                                               ------------
                                                  8,332,768
                                               ------------
              FINANCIAL SERVICES -- 6.4%
     96,000   Doral Financial Corp. .........     4,728,000
     63,700   Legg Mason, Inc. ..............     4,666,662
     64,300   T. Rowe Price Group, Inc. .....     3,999,460
                                               ------------
                                                 13,394,122
                                               ------------
              INTERNET SERVICES -- 8.6%
    124,700   Juniper Networks, Inc.*........     3,390,593
     82,300   Macromedia, Inc.*..............     2,561,176
    159,700   Monster Worldwide, Inc.*(d)....     5,372,308
    198,900   VeriSign, Inc.*................     6,667,128
                                               ------------
                                                 17,991,205
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              LEISURE AND RECREATION -- 3.0%
     83,600   Brunswick Corp. ...............  $  4,138,200
     89,000   Scientific Games Corp. -- Class
                A*...........................     2,121,760
                                               ------------
                                                  6,259,960
                                               ------------
              MACHINERY -- 3.3%
    141,800   Rockwell Automation, Inc. .....     7,026,190
                                               ------------
              MANUFACTURING -- 2.0%
     75,500   Zebra Technologies Corp. --
                Class A*.....................     4,249,140
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 9.3%
     30,700   Beckman Coulter, Inc. .........     2,056,593
    101,800   CR Bard, Inc. .................     6,513,164
     88,300   Kinetic Concepts, Inc.*........     6,737,290
     53,960   Zimmer Holdings, Inc.*.........     4,323,275
                                               ------------
                                                 19,630,322
                                               ------------
              OIL, COAL AND GAS -- 11.2%
     68,424   Bill Barrett Corp.*(d).........     2,188,884
     63,200   Chesapeake Energy Corp. .......     1,042,800
    112,300   Diamond Offshore Drilling,
                Inc.(d)......................     4,497,615
     62,300   EOG Resources, Inc. ...........     4,445,728
     93,900   Massey Energy Company..........     3,281,805
     92,300   Noble Corp.*...................     4,591,002
     92,200   Quicksilver Resources,
                Inc.*(d).....................     3,391,116
                                               ------------
                                                 23,438,950
                                               ------------
              PHARMACEUTICALS -- 2.0%
    151,000   MGI Pharma, Inc.*(d)...........     4,229,510
                                               ------------
              REAL ESTATE DEVELOPMENT AND MANAGEMENT
                SERVICES -- 1.2%
     71,940   CB Richard Ellis Group, Inc. --
                Class A*.....................     2,413,587
                                               ------------
              RESEARCH AND DEVELOPMENT -- 2.3%
    106,900   Eyetech Pharmaceuticals,
                Inc.*(d).....................     4,863,950
                                               ------------
              RETAIL -- 4.1%
    144,000   MSC Industrial Direct Company,
                Inc. -- Class A..............     5,181,120
     99,700   Williams-Sonoma, Inc.*(d)......     3,493,488
                                               ------------
                                                  8,674,608
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.5%
     50,000   Fisher Scientific
                International, Inc.*.........     3,119,000
                                               ------------
              SEMICONDUCTORS -- 3.9%
    126,800   Broadcom Corp. -- Class A*.....     4,093,104
    104,100   Cree, Inc.*(d).................     4,172,328
                                               ------------
                                                  8,265,432
                                               ------------

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 12.4%
    429,700   Alamosa Holdings, Inc.*(d).....  $  5,358,359
    173,400   American Tower Corp. -- Class
                A*...........................     3,190,560
    241,900   Comverse Technology, Inc.*.....     5,914,455
    101,900   Harris Corp. ..................     6,296,401
    133,500   Polycom, Inc.*.................     3,113,220
     36,000   SpectraSite, Inc.*.............     2,084,400
                                               ------------
                                                 25,957,395
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $174,220,885)................   204,710,853
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 24.0%
$50,393,267   Securities Lending Collateral
                Investment (Note 4)
                (Cost $50,393,267)...........    50,393,267
                                               ------------
              TOTAL SECURITIES (Cost
                $224,614,152)................   255,104,120
                                               ------------
              REPURCHASE AGREEMENTS -- 2.4%
  5,082,338   With Investors Bank and Trust,
                dated 12/31/04, 1.88%, due
                01/03/05, repurchase proceeds
                at maturity $5,083,134
                (Collateralized by Freddie
                Mac, 3.49%, due 12/15/23,
                with a value of $5,339,288)
                (Cost $5,082,338)............     5,082,338
                                               ------------
              Total Investments -- 123.8%
                (Cost $229,696,490)..........   260,186,458
              Liabilities less other
                assets -- (23.8)%............   (50,085,586)
                                               ------------
              NET ASSETS -- 100.0%...........  $210,100,872
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $229,935,908.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $31,179,298
    Gross unrealized depreciation...........     (928,748)
                                              -----------
    Net unrealized appreciation.............  $30,250,550
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 99.3%
              ADVERTISING -- 5.5%
    322,650   Catalina Marketing Corp. ......  $  9,560,120
                                               ------------
              AGRICULTURE -- 4.3%
    268,950   Delta and Pine Land Company....     7,336,956
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 1.4%
    175,650   Exide Technologies*............     2,420,457
                                               ------------
              BANKS -- 5.3%
    137,225   Commercial Federal Corp. ......     4,076,954
     54,975   First Financial Bancorp........       962,063
     80,000   Provident Financial Services,
                Inc. ........................     1,549,600
     45,425   UMB Financial Corp. ...........     2,573,781
                                               ------------
                                                  9,162,398
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 8.7%
    327,350   CSG Systems International,
                Inc.*........................     6,121,445
    349,500   Dendrite International,
                Inc.*........................     6,780,299
    104,700   FTI Consulting, Inc.*..........     2,206,029
                                               ------------
                                                 15,107,773
                                               ------------
              CHEMICALS -- 3.8%
     35,000   Cabot Microelectronics
                Corp.*(d)....................     1,401,750
    311,450   Tetra Tech, Inc.*..............     5,213,673
                                               ------------
                                                  6,615,423
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.5%
    266,325   Gartner, Inc. --  Class
                A*(d)........................     3,318,410
     92,125   Gartner, Inc. --  Class B*.....     1,132,216
    105,800   Keane, Inc.*...................     1,555,260
                                               ------------
                                                  6,005,886
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.8%
     65,600   Black Box Corp. ...............     3,150,112
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.2%
    131,425   Blyth, Inc. ...................     3,884,923
                                               ------------
              EDUCATION -- 1.7%
    167,200   DeVry, Inc.*(d)................     2,902,592
                                               ------------
              ELECTRONICS -- 2.0%
    146,750   Belden CDT, Inc.(d)............     3,404,600
                                               ------------
              FINANCIAL SERVICES -- 7.4%
    245,400   Investment Technology Group,
                Inc.*........................     4,907,999
    139,662   Raymond James Financial,
                Inc. ........................     4,326,729
    148,200   Waddell & Reed Financial,
                Inc. -- Class A..............     3,540,498
                                               ------------
                                                 12,775,226
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE -- 6.9%
    155,100   Horace Mann Educators Corp. ...  $  2,959,308
    135,925   Infinity Property & Casualty
                Corp. .......................     4,784,559
    331,225   Phoenix Companies, Inc.(d).....     4,140,313
                                               ------------
                                                 11,884,180
                                               ------------
              INTERNET SERVICES -- 2.8%
    415,875   EarthLink, Inc.*...............     4,790,880
                                               ------------
              LEISURE AND RECREATION -- 4.4%
    193,550   Speedway Motorsports, Inc. ....     7,583,289
                                               ------------
              MANUFACTURING -- 9.1%
    251,900   Acuity Brands, Inc. ...........     8,010,419
    145,750   Crane Company..................     4,203,430
    171,175   Tredegar Corp. ................     3,459,447
                                               ------------
                                                 15,673,296
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.4%
    117,200   LifePoint Hospitals,
                Inc.*(d).....................     4,080,904
                                               ------------
              OIL, COAL AND GAS -- 5.3%
     98,400   Forest Oil Corp.*..............     3,121,248
     90,425   Oceaneering International,
                Inc.*........................     3,374,661
     76,150   Tidewater, Inc.(d).............     2,711,702
                                               ------------
                                                  9,207,611
                                               ------------
              PAPER AND FOREST PRODUCTS -- 2.9%
    102,262   Rayonier, Inc. ................     5,001,634
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.1%
      2,525   Avatar Holdings, Inc.*(d)......       121,453
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.6%
     76,850   Post Properties, Inc. .........     2,682,065
                                               ------------
              RETAIL -- 2.6%
    214,725   Big Lots, Inc.*(d).............     2,604,614
     92,900   Pier 1 Imports, Inc. ..........     1,830,130
                                               ------------
                                                  4,434,744
                                               ------------
              RUBBER PRODUCTS -- 1.7%
     16,250   Bandag, Inc.(d)................       809,413
     47,150   Bandag, Inc. --  Class A.......     2,184,459
                                               ------------
                                                  2,993,872
                                               ------------
              SECURITY SERVICES -- 2.8%
    124,525   The Brink's Company............     4,921,228
                                               ------------
              SEMICONDUCTORS -- 1.9%
    413,050   Axcelis Technologies, Inc.*....     3,358,097
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 2.7%
    351,475   Callaway Golf Company..........     4,744,913
                                               ------------

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 4.5%
    156,125   Commonwealth Telephone
                Enterprises, Inc.*(d)........  $  7,753,168
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $140,146,799)..........   171,557,800
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 12.8%
$22,031,456   Securities Lending Collateral
                Investment (Note 4)
                (Cost $22,031,456)...........    22,031,456
                                               ------------
              TOTAL SECURITIES
                (Cost $162,178,255)..........   193,589,256
                                               ------------
              REPURCHASE AGREEMENTS -- 0.8%
  1,367,599   With Investors Bank and Trust,
                dated 12/31/04, 1.88%, due
                01/03/05, repurchase proceeds
                at maturity $1,367,813
                (Collateralized by Small
                Business Administration,
                5.63%, due 09/25/15, with a
                value of $1,435,979) (Cost
                $1,367,599)..................     1,367,599
                                               ------------
              Total Investments -- 112.9%
                (Cost $163,545,854)..........   194,956,855
              Liabilities less other
                assets -- (12.9)%............   (22,220,906)
                                               ------------
              NET ASSETS -- 100.0%...........  $172,735,949
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $163,686,491.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $32,358,280
    Gross unrealized depreciation...........   (1,087,916)
                                              -----------
    Net unrealized appreciation.............  $31,270,364
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.0%
               ADVERTISING -- 0.7%
      86,200   ADVO, Inc. .................  $    3,073,030
      60,200   Catalina Marketing Corp. ...       1,783,726
      50,500   R.H. Donnelley Corp.*(d)....       2,982,025
      61,800   Ventiv Health, Inc.*........       1,255,776
                                             --------------
                                                  9,094,557
                                             --------------
               AEROSPACE AND DEFENSE -- 0.9%
       6,600   ARGON ST, Inc.*.............         233,970
      41,300   B/E Aerospace, Inc.*........         480,732
      58,700   Curtiss-Wright
                 Corp. -- Class B..........       3,302,462
      57,580   DRS Technologies, Inc.*.....       2,459,242
       3,900   Ducommun, Inc.*.............          81,315
       2,800   Innovative Solutions and
                 Support, Inc.*............          93,408
      57,200   Moog, Inc. -- Class A*......       2,594,020
     162,000   Orbital Sciences
                 Corp.*(d).................       1,916,460
                                             --------------
                                                 11,161,609
                                             --------------
               AIRLINES -- 0.5%
     197,700   AirTran Holdings,
                 Inc.*(d)..................       2,115,390
      12,100   Alaska Air Group, Inc.*.....         405,229
      61,400   America West Holdings
                 Corp. -- Class B*(d)......         404,012
     169,600   ExpressJet Holdings,
                 Inc.*.....................       2,184,448
      33,800   Pinnacle Airlines Corp.*....         471,172
                                             --------------
                                                  5,580,251
                                             --------------
               APPAREL: MANUFACTURING -- 1.7%
     292,900   Ashworth, Inc.*.............       3,189,681
      83,200   Gildan Activewear, Inc. --
                 Class A*..................       2,827,968
      46,900   Guess?, Inc.*...............         588,595
      37,100   Hartmarx Corp.*.............         288,267
      15,000   Kellwood Company............         517,500
      76,400   Oxford Industries, Inc. ....       3,155,320
     149,700   Phillips-Van Heusen
                 Corp. ....................       4,041,900
      14,500   Skechers USA, Inc. -- Class
                 A*........................         187,920
     238,230   The Warnaco Group, Inc.*....       5,145,768
      38,400   Wolverine World Wide,
                 Inc. .....................       1,206,528
                                             --------------
                                                 21,149,447
                                             --------------
               APPAREL: RETAIL -- 2.6%
      25,200   Aeropostale, Inc.*..........         741,636
     268,875   Cache, Inc.*................       4,845,128
     103,300   Cato Corp. -- Class A.......       2,977,106
     196,350   Charlotte Russe Holding,
                 Inc.*.....................       1,983,135
      90,300   Claire's Stores, Inc. ......       1,918,875
       7,300   Genesco, Inc.*..............         227,322
     271,860   Jos. A. Bank Clothiers,
                 Inc.*(d)..................       7,693,638
     154,800   New York & Company, Inc.*...       2,557,296

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               APPAREL: RETAIL (CONTINUED)
      84,600   Shoe Carnival, Inc.*........  $    1,099,800
     133,600   Stage Stores, Inc.*(d)......       5,547,072
      52,600   Stein Mart, Inc.*...........         897,356
      59,100   The Men's Wearhouse,
                 Inc.*.....................       1,888,836
                                             --------------
                                                 32,377,200
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES -- 0.4%
       3,800   Arctic Cat, Inc. ...........         100,776
      40,500   Monaco Coach Corp. .........         833,085
      25,700   Polaris Industries, Inc. ...       1,748,114
      61,900   Winnebago Industries,
                 Inc.(d)...................       2,417,814
                                             --------------
                                                  5,099,789
                                             --------------
               AUTOMOTIVE EQUIPMENT -- 1.1%
      64,800   Modine Manufacturing
                 Company...................       2,188,296
     176,000   O'Reilly Automotive,
                 Inc.*(d)..................       7,928,800
     190,600   Spartan Motors, Inc. .......       2,273,858
      56,800   Tenneco Automotive, Inc.*...         979,232
      31,100   Titan International,
                 Inc.(d)...................         469,610
                                             --------------
                                                 13,839,796
                                             --------------
               BANKS -- 5.6%
       7,000   ABC Bancorp.................         147,000
      76,100   AMCORE Financial, Inc. .....       2,448,898
       4,290   AmericanWest Bancorp*.......          86,873
      97,900   Astoria Financial Corp. ....       3,913,062
       1,400   BancFirst Corp. ............         110,572
      17,500   BancorpSouth, Inc. .........         426,475
     147,323   BankUnited Financial
                 Corp. -- Class A*.........       4,706,969
     104,906   Banner Corp. ...............       3,272,018
       5,400   Camden National Corp. ......         212,814
       3,200   Capital Crossing Bank*......          98,208
     139,900   Cathay General Bancorp......       5,246,249
      15,900   City Holding Company........         576,216
      16,200   Columbia Banking System,
                 Inc. .....................         404,838
      27,800   Commercial Federal Corp. ...         825,938
       8,000   Community Trust Bancorp,
                 Inc. .....................         258,880
      17,700   Corus Bankshares, Inc. .....         849,777
      23,000   First BanCorp. .............       1,460,730
       7,800   First Charter Corp. ........         204,126
       2,600   First Citizens Bancshares,
                 Inc. -- Class A...........         385,450
      15,300   First Financial Bancorp.....         267,750
       2,500   First Financial Bankshares,
                 Inc. .....................         112,025
      65,200   First Midwest Bancorp,
                 Inc. .....................       2,366,108
       9,600   First Place Financial
                 Corp. ....................         214,944
       6,700   First Republic Bank.........         355,100
      21,600   FirstFed Financial Corp.*...       1,120,392

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
      16,500   Flushing Financial Corp. ...  $      330,990
      89,400   Fremont General Corp.(d)....       2,251,092
       9,100   Frontier Financial Corp. ...         351,351
      19,600   Hancock Holding Company.....         655,816
      39,100   Hibernia Corp. -- Class A...       1,153,841
      57,211   Hudson United Bancorp.......       2,252,969
       3,200   Independent Bank Corp.
                 (Massachusetts)...........         108,000
       9,800   Independent Bank Corp.
                 (Michigan)................         292,334
      28,100   IndyMac Bancorp, Inc. ......         968,045
      24,500   Irwin Financial Corp. ......         695,555
       5,500   ITLA Capital Corp.*.........         323,345
       6,195   MainSource Financial Group,
                 Inc. .....................         147,937
       3,200   MB Financial, Inc. .........         134,880
       6,700   MBT Financial Corp. ........         155,909
       4,400   Mid-State Bancshares........         126,060
     117,400   Nara Bancorp, Inc. .........       2,497,098
       5,300   NBC Capital Corp. ..........         140,821
     192,500   NewAlliance Bancshares,
                 Inc. .....................       2,945,250
       8,000   Old Second Bancorp, Inc. ...         255,040
      15,180   Oriental Financial Group,
                 Inc. .....................         429,746
       5,100   People's Holding Company....         168,810
       8,900   PFF Bancorp, Inc. ..........         412,337
      55,420   PrivateBancorp, Inc. .......       1,786,187
       4,400   Provident Bankshares
                 Corp. ....................         160,028
      50,100   R&G Financial Corp. -- Class
                 B.........................       1,947,888
       2,100   S&T Bancorp, Inc. ..........          79,149
       3,700   Sandy Spring Bancorp,
                 Inc. .....................         141,821
       8,900   Santander BanCorp...........         268,424
       3,360   SCBT Financial Corp. .......         112,795
      65,950   Signature Bank*.............       2,134,142
      27,600   Silicon Valley
                 Bancshares*...............       1,237,032
       7,000   Simmons First National
                 Corp. -- Class A..........         202,650
       4,830   Southside Bancshares,
                 Inc. .....................         110,366
      90,510   Southwest Bancorp of Texas,
                 Inc. .....................       2,107,978
       3,465   State Bancorp, Inc. ........          95,288
       3,600   State Financial Services
                 Corp. -- Class A..........         108,360
       7,950   Sterling Bancorp............         224,588
       4,900   Sterling Financial Corp.
                 (Pennsylvania)............         140,483
       5,300   Suffolk Bancorp.............         184,599
      27,600   Susquehanna Bancshares,
                 Inc. .....................         688,620
     276,150   Texas Capital Bancshares,
                 Inc.*.....................       5,970,362
      14,700   Trustmark Corp. ............         456,729
       2,000   Uninvest Corp. of
                 Pennsylvania..............          92,040

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
       2,100   Union Bankshares Corp. .....  $       80,703
      21,500   United Community Financial
                 Corp. ....................         240,800
       9,100   USB Holding Company,
                 Inc. .....................         226,590
      13,600   WesBanco, Inc. .............         434,792
       6,800   West Coast Bancorp..........         172,788
      25,900   Westamerica Bancorp.........       1,510,229
       4,500   Western Sierra Bancorp*.....         172,598
       6,300   WSFS Financial Corp. .......         380,016
                                             --------------
                                                 68,336,683
                                             --------------
               BROADCAST SERVICES/MEDIA -- 0.3%
       8,700   Emmis Communications
                 Corp. -- Class A*.........         166,953
      66,400   Insight Communications
                 Company, Inc. -- Class
                 A*(d).....................         615,528
      18,700   Journal Communications,
                 Inc. -- Class A...........         337,909
       9,900   Nexstar Broadcasting Group,
                 Inc. -- Class A*..........          91,278
      71,900   Sinclair Broadcast Group --
                 Class A...................         662,199
      48,300   Spanish Broadcasting System,
                 Inc. -- Class A*..........         510,048
       8,700   The Liberty Corp. ..........         382,452
      13,200   World Wrestling
                 Entertainment, Inc. ......         160,116
      36,500   Young Broadcasting, Inc. --
                 Class A*..................         385,440
                                             --------------
                                                  3,311,923
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 3.2%
      44,200   Administaff, Inc.*..........         557,362
       6,900   Ambassadors Group, Inc. ....         245,709
      14,700   Angelica Corp. .............         397,635
      48,600   Dendrite International,
                 Inc.*.....................         942,840
       6,500   DiamondCluster
                 International, Inc.*......          93,145
      90,900   Gevity HR, Inc. ............       1,868,904
     163,390   Global Payments, Inc.(d)....       9,564,851
     180,640   Image Entertainment,
                 Inc.*(d)..................       1,073,002
      20,300   John H. Harland Company.....         732,830
      58,580   Kelly Services,
                 Inc. -- Class A...........       1,767,944
     258,440   Kforce, Inc.*...............       2,868,684
     255,510   Korn/Ferry
                 International*(d).........       5,301,833
     128,300   Labor Ready, Inc.*..........       2,170,836
     106,400   MAXIMUS, Inc.*..............       3,311,168
      97,820   Navigant Consulting,
                 Inc.*.....................       2,602,012
     177,240   Niku Corp.*.................       3,573,158
      12,300   Pomeroy IT Solutions,
                 Inc.*.....................         187,083
      20,000   SOURCECORP, Inc.*...........         382,200

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BUSINESS SERVICES AND SUPPLIES (CONTINUED)
      78,300   TeleTech Holdings, Inc.*....  $      758,727
       7,200   UniFirst Corp. .............         203,616
      14,700   Vertrue, Inc.*..............         555,219
                                             --------------
                                                 39,158,758
                                             --------------
               CHEMICALS -- 1.3%
     163,600   Airgas, Inc. ...............       4,337,036
      25,200   Albemarle Corp. ............         975,492
      54,000   Compass Minerals
                 International, Inc. ......       1,308,420
      62,100   FMC Corp.*..................       2,999,430
      28,500   Georgia Gulf Corp. .........       1,419,300
      40,500   MacDermid, Inc. ............       1,462,050
      19,400   NewMarket Corp.*............         386,060
      64,600   PolyOne Corp.*..............         585,276
      86,000   Terra Industries,
                 Inc.*(d)..................         763,680
      37,800   The Valspar Corp. ..........       1,890,378
                                             --------------
                                                 16,127,122
                                             --------------
               COLLECTIBLES -- 0.0%
      10,200   Department 56, Inc.*........         169,830
                                             --------------
               COMMERCIAL SERVICES -- 0.5%
      53,470   Chemed Corp. ...............       3,588,371
       3,600   Euronet Worldwide, Inc.*....          93,672
     118,180   Providence Service Corp.*...       2,478,235
                                             --------------
                                                  6,160,278
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 4.9%
     194,870   Activision, Inc.*...........       3,932,477
       7,500   Ansoft Corp.*...............         151,500
      33,300   ANSYS, Inc.*................       1,067,598
      99,550   Avid Technology, Inc.*......       6,147,212
     376,800   Checkpoint Systems, Inc.*...       6,801,239
      29,200   Covansys Corp.*.............         446,760
     275,350   Embarcadero Technologies,
                 Inc.*.....................       2,591,044
     174,750   Epicor Software Corp.*......       2,462,228
      51,900   FARO Technologies, Inc.*....       1,618,242
     128,180   Infocrossing, Inc.*(d)......       2,170,087
      74,400   Intergraph Corp.*(d)........       2,003,592
     117,300   Keane, Inc.*................       1,724,310
     109,950   M-Systems Flash Disk
                 Pioneers, Ltd.*(d)........       2,168,214
     137,080   Macrovision Corp.*..........       3,525,698
      90,250   Merge Technologies,
                 Inc.*(d)..................       2,008,063
      28,300   MTS Systems Corp. ..........         956,823
      64,740   Open Solutions, Inc.*.......       1,680,650
       5,400   Progress Software Corp.*....         126,090
      12,600   Quest Software, Inc.*.......         200,970
       5,000   Renaissance Learning,
                 Inc. .....................          92,800

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTER SOFTWARE AND SERVICES (CONTINUED)
      29,400   SERENA Software, Inc.*......  $      636,216
     181,730   Smith Micro Software,
                 Inc.*(d)..................       1,626,484
      22,900   SS&C Technologies, Inc. ....         472,885
      57,400   Sybase, Inc.*...............       1,145,130
     350,450   Synplicity, Inc.*...........       2,074,664
     234,600   THQ, Inc.*..................       5,381,724
      16,600   Tier Technologies, Inc. --
                 Class B*..................         153,550
      40,000   Transaction Systems
                 Architects, Inc. -- Class
                 A*........................         794,000
      48,300   Tyler Technologies, Inc.*...         403,788
     421,060   Wind River Systems, Inc.*...       5,705,363
                                             --------------
                                                 60,269,401
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 1.4%
     102,300   Adaptec, Inc.*..............         776,457
      77,900   Black Box Corp. ............       3,740,758
     137,500   Electronics For Imaging,
                 Inc.*.....................       2,393,875
     792,130   Gateway, Inc.*..............       4,760,701
      90,950   Knoll, Inc.*................       1,591,625
     103,470   Mercury Computer Systems,
                 Inc.*(d)..................       3,070,990
      30,100   RadiSys Corp.*..............         588,455
                                             --------------
                                                 16,922,861
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 3.4%
      67,100   Agilysys, Inc. .............       1,150,094
      45,700   Brookfield Homes Corp. .....       1,549,230
     181,600   Dycom Industries, Inc.*.....       5,542,432
      24,300   Eagle Materials, Inc. ......       2,098,305
       9,100   Genlyte Group, Inc.*........         779,688
     188,600   Hovnanian Enterprises,
                 Inc. -- Class A*..........       9,339,472
      57,300   Meritage Corp.*.............       6,457,710
      80,100   Simpson Manufacturing
                 Company, Inc. ............       2,795,490
      80,350   Standard Pacific Corp. .....       5,153,649
       7,400   Universal Forest Products,
                 Inc. .....................         321,160
      15,700   USG Corp.*(d)...............         632,239
      53,700   Walter Industries,
                 Inc.(d)...................       1,811,301
      13,100   Washington Group
                 International, Inc.*......         540,375
     136,000   WCI Communities, Inc.*(d)...       3,998,400
                                             --------------
                                                 42,169,545
                                             --------------
               CONSUMER GOODS AND SERVICES -- 1.4%
      33,300   Chattem, Inc.*..............       1,102,230
       6,000   CSS Industries, Inc. .......         190,560
     188,020   Fossil, Inc.*...............       4,820,833
      47,100   Herbalife, Ltd.*............         765,375
     128,100   NBTY, Inc.*.................       3,075,681

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CONSUMER GOODS AND SERVICES (CONTINUED)
      40,600   The Scotts Company -- Class
                 A*........................  $    2,984,912
     137,700   Yankee Candle Company,
                 Inc.*.....................       4,568,886
                                             --------------
                                                 17,508,477
                                             --------------
               CONTAINERS AND PACKAGING -- 0.1%
       2,900   Greif, Inc. -- Class A......         162,400
      14,700   Silgan Holdings, Inc. ......         896,112
                                             --------------
                                                  1,058,512
                                             --------------
               CORRECTIONAL FACILITIES -- 0.0%
      14,200   The Geo Group, Inc.*........         377,436
                                             --------------
               DISTRIBUTION -- 2.3%
     122,970   Beacon Roofing Supply,
                 Inc.*.....................       2,442,184
       8,000   Building Materials Holding
                 Corp. ....................         306,320
      13,600   Handleman Company...........         292,128
     175,040   Hughes Supply, Inc. ........       5,662,544
      18,000   Nu Skin Enterprises, Inc. --
                 Class A...................         456,840
     169,300   United Stationers, Inc.*....       7,821,660
      90,900   Universal Corp. ............       4,348,656
     130,500   Watsco, Inc. ...............       4,596,210
      71,700   WESCO International,
                 Inc.*.....................       2,125,188
                                             --------------
                                                 28,051,730
                                             --------------
               DIVERSIFIED SERVICES -- 0.1%
      20,100   Resource America, Inc. --
                 Class A...................         653,250
                                             --------------
               EDUCATION -- 0.2%
      58,410   Laureate Education, Inc.*...       2,575,297
                                             --------------
               ELECTRONICS -- 3.4%
     247,050   Artesyn Technologies,
                 Inc.*.....................       2,791,665
      73,770   BEI Technologies, Inc. .....       2,278,018
     202,349   Belden CDT, Inc.(d).........       4,694,497
     131,650   Benchmark Electronics,
                 Inc.*.....................       4,489,265
      16,600   Electro Scientific
                 Industries, Inc.*.........         328,016
       2,700   Excel Technology, Inc.*.....          70,200
     139,800   FLIR Systems, Inc.*.........       8,917,842
      23,600   Methode Electronics, Inc. --
                 Class A...................         303,260
      63,900   Nam Tai Electronics,
                 Inc. .....................       1,230,075
      56,800   Park Electrochemical
                 Corp. ....................       1,231,424
     322,000   Sanmina-SCI Corp.*..........       2,727,340
     120,600   Sonic Solutions*(d).........       2,706,264
     360,200   SRS Labs, Inc.*.............       2,251,610
      15,000   Stoneridge, Inc.*...........         226,950

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               ELECTRONICS (CONTINUED)
      87,700   Technitrol, Inc.*...........  $    1,596,140
      47,400   Thomas & Betts Corp.*(d)....       1,457,550
     144,260   Trimble Navigation, Ltd.*...       4,766,350
                                             --------------
                                                 42,066,466
                                             --------------
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                 SERVICES -- 0.2%
     238,600   Allied Waste Industries,
                 Inc.*.....................       2,214,208
      14,300   Duratek, Inc.*..............         356,213
       3,600   Metal Management, Inc. .....          96,732
                                             --------------
                                                  2,667,153
                                             --------------
               EQUIPMENT RENTAL AND LEASING -- 0.3%
      72,600   Aaron Rents, Inc. ..........       1,815,000
       9,700   Electro Rent Corp.*.........         138,031
     100,490   Marlin Business Services,
                 Inc.*.....................       1,909,310
                                             --------------
                                                  3,862,341
                                             --------------
               FINANCIAL SERVICES -- 2.9%
      98,900   Accredited Home Lenders
                 Holding Company*..........       4,913,352
     101,900   American Capital Strategies,
                 Ltd.(d)...................       3,398,365
     268,400   AmeriCredit Corp.*..........       6,562,380
      30,800   CompuCredit Corp.*..........         842,072
      95,500   Eaton Vance Corp. ..........       4,980,325
      38,100   Financial Federal Corp. ....       1,493,520
     130,500   Jefferies Group, Inc. ......       5,256,540
      59,300   Metris Companies, Inc.*.....         756,075
      17,700   Nelnet, Inc. -- Class A*....         476,661
     128,900   Raymond James Financial,
                 Inc. .....................       3,993,322
      14,800   The Student Loan Corp. .....       2,723,200
       4,600   World Acceptance Corp.*.....         126,546
                                             --------------
                                                 35,522,358
                                             --------------
               FOOD AND BEVERAGE -- 0.6%
      32,000   Boston Beer Company, Inc. --
                 Class A*..................         680,640
      44,600   Chiquita Brands
                 International, Inc. ......         983,876
     105,300   John B. Sanfilippo & Son,
                 Inc.*.....................       2,714,634
      10,300   M&F Worldwide Corp.*........         140,286
      11,000   Nash Finch Company..........         415,360
       9,200   Sanderson Farms, Inc. ......         398,176
      58,900   Sensient Technologies
                 Corp. ....................       1,413,011
                                             --------------
                                                  6,745,983
                                             --------------
               FUNERAL SERVICES -- 0.1%
      62,700   Alderwoods Group, Inc.*.....         713,526
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INSURANCE -- 4.9%
     146,150   Affirmative Insurance
                 Holdings, Inc. ...........  $    2,461,166
       2,100   AmerUs Group Company(d).....          95,130
     264,000   Assured Guaranty, Ltd. .....       5,192,880
     154,400   Delphi Financial Group,
                 Inc. -- Class A...........       7,125,559
       9,100   FPIC Insurance Group,
                 Inc.*(d)..................         321,958
     107,060   Infinity Property & Casualty
                 Corp. ....................       3,768,512
     108,700   IPC Holdings, Ltd. .........       4,729,537
      54,700   LandAmerica Financial Group,
                 Inc.(d)...................       2,949,971
      88,800   Philadelphia Consolidated
                 Holding Corp.*............       5,873,232
     143,700   Platinum Underwriters
                 Holdings, Inc. ...........       4,469,070
      47,300   Protective Life Corp. ......       2,019,237
     114,200   Reinsurance Group of
                 America, Inc. ............       5,532,990
      38,800   Stewart Information Services
                 Corp. ....................       1,616,020
      68,600   The Commerce Group, Inc. ...       4,187,344
     271,000   Tower Group, Inc. ..........       3,252,000
      64,500   UICI........................       2,186,550
      17,900   United Fire & Casualty
                 Company...................         603,409
     265,800   Universal American Financial
                 Corp.*....................       4,111,926
                                             --------------
                                                 60,496,491
                                             --------------
               INTERNET SERVICES -- 4.8%
      68,500   Akamai Technologies,
                 Inc.*(d)..................         892,555
      95,200   Ask Jeeves, Inc.*(d)........       2,546,600
     124,960   Avocent Corp.*..............       5,063,379
     617,510   CNET Networks, Inc.*(d).....       6,934,637
     380,445   Digitas, Inc.*..............       3,633,250
     200,700   EarthLink, Inc.*............       2,312,064
      55,900   Equinix, Inc.*..............       2,389,166
       6,000   F5 Networks, Inc.*..........         292,320
     111,530   InfoSpace, Inc.*(d).........       5,303,252
      34,300   Internet Security Systems,
                 Inc.*.....................         797,475
      85,510   j2 Global Communications,
                 Inc.*(d)..................       2,950,095
      56,674   Jupitermedia Corp.*.........       1,347,708
     281,610   Keynote Systems, Inc.*......       3,920,011
      17,300   Priceline.com, Inc.*(d).....         408,107
     135,770   RADVision, Ltd.*(d).........       1,832,895
      72,620   RADWARE, Ltd.*..............       1,897,561
     275,220   RSA Security, Inc.*.........       5,520,913
      99,450   SafeNet, Inc.*..............       3,653,793
     186,900   SonicWALL, Inc.*............       1,181,208

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INTERNET SERVICES (CONTINUED)
     175,580   ValueClick, Inc.*...........  $    2,340,481
      15,700   Verity, Inc.*...............         205,984
      59,600   Websense, Inc.*.............       3,022,912
                                             --------------
                                                 58,446,366
                                             --------------
               LEISURE AND RECREATION -- 1.7%
      42,500   Choice Hotels International,
                 Inc. .....................       2,465,000
     310,300   Interstate Hotels & Resorts,
                 Inc.*.....................       1,663,208
      21,400   Mikohn Gaming Corp.*........         218,708
     220,950   Pinnacle Entertainment,
                 Inc.*.....................       4,370,391
     207,640   Scientific Games Corp. --
                 Class A*..................       4,950,138
      35,400   Shuffle Master, Inc.*(d)....       1,667,340
      55,400   Sunterra Corp.*(d)..........         777,816
     129,600   WMS Industries, Inc.*(d)....       4,346,784
                                             --------------
                                                 20,459,385
                                             --------------
               MACHINERY -- 1.3%
      98,700   Albany International
                 Corp. -- Class A..........       3,470,292
      49,800   Applied Industrial
                 Technologies, Inc. .......       1,364,520
      20,500   Astec Industries, Inc.*.....         352,805
      17,700   Blount International,
                 Inc.*.....................         308,334
     109,440   Joy Global, Inc.(d).........       4,752,979
     149,100   Kadant, Inc.*...............       3,056,550
      10,300   Middleby Corp. .............         522,416
      45,100   Terex Corp.*................       2,149,015
                                             --------------
                                                 15,976,911
                                             --------------
               MANUFACTURING -- 2.7%
      91,300   Acuity Brands, Inc. ........       2,903,340
      51,500   AptarGroup, Inc. ...........       2,718,170
      16,500   Briggs & Stratton
                 Corp.(d)..................         686,070
      30,600   C&D Technologies, Inc. .....         521,424
      70,100   Carlisle Companies, Inc. ...       4,550,891
      24,280   Ceradyne, Inc.*(d)..........       1,389,059
       7,300   CIRCOR International,
                 Inc. .....................         169,068
      44,400   Coherent, Inc.*.............       1,351,536
      97,500   Deswell Industries, Inc. ...       2,410,103
      43,500   Engineered Support Systems,
                 Inc.(d)...................       2,576,070
      16,800   Griffon Corp.*..............         453,600
      58,140   Harsco Corp. ...............       3,240,724
      14,700   II-VI, Inc.*................         624,603
     470,340   Jacuzzi Brands, Inc.*.......       4,091,958
     105,110   Kaydon Corp. ...............       3,470,732
      22,200   Lincoln Electric Holdings,
                 Inc. .....................         766,788

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MANUFACTURING (CONTINUED)
       4,800   Penn Engineering &
                 Manufacturing Corp. ......  $       86,880
      33,600   Rayovac Corp.*..............       1,026,816
       9,200   Steinway Musical
                 Instruments, Inc.*........         266,248
      14,300   TTM Technologies, Inc.*.....         168,740
      16,400   Vicor Corp. ................         215,004
                                             --------------
                                                 33,687,824
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 3.3%
     132,500   Accredo Health, Inc.*.......       3,672,900
      94,520   America Service Group,
                 Inc.*.....................       2,530,300
      25,500   AMERIGROUP Corp.*...........       1,929,330
      27,300   AMN Healthcare Services,
                 Inc.*(d)..................         434,343
     107,100   AmSurg Corp.*...............       3,163,734
      17,500   Cambrex Corp. ..............         474,250
      46,200   CorVel Corp.*...............       1,237,236
     128,700   Covance, Inc.*..............       4,987,124
     150,560   Cypress Bioscience, Inc.*...       2,116,874
      31,500   ICON plc (ADR)*.............       1,217,475
      79,500   Kindred Healthcare, Inc.*...       2,381,025
     107,340   LabOne, Inc.*(d)............       3,439,174
     116,460   LifePoint Hospitals,
                 Inc.*(d)..................       4,055,137
      22,000   PDI, Inc.*..................         490,160
      11,600   Per-Se Technologies,
                 Inc.*.....................         183,628
      99,760   Psychiatric Solutions,
                 Inc.*.....................       3,647,226
       8,700   Quality Systems, Inc.*......         520,260
      36,000   RehabCare Group, Inc.*......       1,007,640
      16,100   Res-Care, Inc.*.............         245,042
      54,700   Sierra Health Services,
                 Inc.*(d)..................       3,014,517
                                             --------------
                                                 40,747,375
                                             --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 6.5%
     155,200   Abaxis, Inc.*...............       2,248,848
     145,400   Advanced Medical Optics,
                 Inc.*(d)..................       5,981,756
      51,450   Advanced Neuromodulation
                 Systems, Inc.*(d).........       2,030,217
     117,700   Align Technology, Inc.*.....       1,265,275
      20,000   American Medical Systems
                 Holdings, Inc.*...........         836,200
     203,510   ArthroCare Corp.*(d)........       6,524,530
      59,800   Candela Corp.*..............         679,328
     144,100   Closure Medical Corp.*......       2,809,950
     173,040   Cooper Companies, Inc.(d)...      12,214,893
      34,500   Dade Behring Holdings,
                 Inc.*.....................       1,932,000
      41,200   Diagnostic Products
                 Corp. ....................       2,268,060
      26,700   DJ Orthopedics, Inc.*.......         571,914

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
     386,250   Encore Medical Corp.*.......  $    2,622,638
     139,620   Gen-Probe, Inc.*............       6,312,219
      76,400   Haemonetics Corp.*..........       2,766,444
      20,300   Illumina, Inc.*.............         192,444
      42,200   Immucor, Inc.*..............         992,122
      29,970   Intuitive Surgical, Inc.*...       1,199,399
      21,600   Kensey Nash Corp.*(d).......         745,848
      49,880   Laserscope*(d)..............       1,791,191
     106,900   Lifeline Systems, Inc.*.....       2,753,744
          91   Lumenis, Ltd.*..............             177
      34,300   Luminex Corp.*..............         304,584
      41,300   Mentor Corp. ...............       1,393,462
     470,600   Orthovita, Inc.*............       1,971,814
     135,670   PolyMedica Corp.(d).........       5,059,134
      15,500   Possis Medical, Inc.*.......         208,940
      39,700   PSS World Medical, Inc.*....         496,846
      70,800   Techne Corp.*...............       2,754,120
     442,300   The Spectranetics Corp.*....       2,486,168
      93,000   Third Wave Technologies*....         799,800
      49,400   Urologix, Inc.*.............         319,618
      71,130   Ventana Medical Systems,
                 Inc.*.....................       4,551,609
       3,600   Vital Signs, Inc. ..........         140,112
                                             --------------
                                                 79,225,404
                                             --------------
               METALS AND MINING -- 0.9%
      51,500   Aber Diamond Corp.(d).......       1,816,869
     106,300   AK Steel Holding Corp.*.....       1,538,161
      10,500   Carpenter Technology
                 Corp. ....................         613,830
      78,400   Meridian Gold, Inc.*........       1,487,248
      54,600   Mueller Industries,
                 Inc.(d)...................       1,758,120
      11,700   Olympic Steel, Inc.*(d).....         310,167
      13,900   Oregon Steel Mills, Inc.*...         282,031
       8,400   Reliance Steel & Aluminum
                 Company...................         327,264
      24,100   RTI International Metals,
                 Inc.*.....................         495,014
       6,900   Titanium Metals Corp.*......         166,566
     175,200   Wolverine Tube, Inc.*.......       2,261,832
                                             --------------
                                                 11,057,102
                                             --------------
               OIL AND GAS: EQUIPMENT -- 1.2%
      11,700   Dril-Quip, Inc.*............         283,842
      45,300   Energy Partners, Ltd.*......         918,231
     210,420   Grant Prideco, Inc.*(d).....       4,218,921
      12,500   Gulf Island Fabrication,
                 Inc. .....................         272,875
     170,400   Key Energy Services,
                 Inc.*.....................       2,010,720
      66,090   Maverick Tube Corp.*........       2,002,527
     119,750   Oil States International,
                 Inc.*.....................       2,309,978

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               OIL AND GAS: EQUIPMENT (CONTINUED)
     156,500   Superior Energy Services,
                 Inc.*.....................  $    2,411,665
      25,000   Veritas DGC, Inc.*..........         560,250
                                             --------------
                                                 14,989,009
                                             --------------
               OIL, COAL AND GAS -- 4.5%
     226,800   Cabot Oil & Gas Corp. ......      10,035,899
      56,870   Cal Dive International,
                 Inc.*.....................       2,317,453
     322,334   Chesapeake Energy Corp. ....       5,318,511
      83,300   Encore Acquisition
                 Company*..................       2,908,003
      20,000   Giant Industries, Inc.*.....         530,200
     448,280   Grey Wolf, Inc.*............       2,362,436
      28,000   Holly Corp. ................         780,360
     219,300   Magnum Hunter Resources,
                 Inc.*(d)..................       2,828,970
     110,500   ONEOK, Inc.(d)..............       3,140,410
     165,520   Patterson-UTI Energy,
                 Inc. .....................       3,219,364
       2,100   Petroleum Development
                 Corp.*....................          80,997
     168,400   Plains Exploration &
                 Production Company*.......       4,378,400
     143,800   Swift Energy Company*.......       4,161,572
      86,600   Tesoro Corp.*...............       2,759,076
      58,650   Unit Corp.*.................       2,241,017
     275,100   Vintage Petroleum, Inc. ....       6,242,019
      52,200   Whiting Petroleum Corp.*....       1,579,050
                                             --------------
                                                 54,883,737
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.1%
      55,900   Pope & Talbot, Inc. ........         956,449
       5,200   Potlatch Corp. .............         263,016
                                             --------------
                                                  1,219,465
                                             --------------
               PHARMACEUTICALS -- 3.2%
     101,960   Alexion Pharmaceuticals,
                 Inc.*.....................       2,569,392
      69,900   AtheroGenics, Inc.*(d)......       1,646,844
     102,700   Connetics Corp.*(d).........       2,494,583
      10,000   Enzon Pharmaceuticals,
                 Inc.*.....................         137,200
      55,100   First Horizon Pharmaceutical
                 Corp.*(d).................       1,261,239
      13,600   Indevus Pharmaceuticals,
                 Inc.*.....................          81,056
     125,830   Inspire Pharmaceuticals,
                 Inc.*(d)..................       2,110,169
     131,900   K-V Pharmaceutical
                 Company -- Class A*.......       2,908,395
     336,150   Nabi Biopharmaceuticals*....       4,924,598
      18,400   Noven Pharmaceuticals,
                 Inc.*.....................         313,904
       9,300   Nutraceutical International
                 Corp.*....................         143,313
      13,500   Pharmion Corp.*(d)..........         569,835
     167,690   QLT, Inc.*(d)...............       2,696,455
     312,370   Salix Pharmaceuticals,
                 Ltd.*.....................       5,494,588
     389,600   Serologicals Corp.*(d)......       8,617,952

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS (CONTINUED)
      27,400   Tanox, Inc.*................  $      416,480
      24,800   United Therapeutics
                 Corp.*....................       1,119,720
      77,100   VaxGen, Inc.*(d)............       1,310,700
                                             --------------
                                                 38,816,423
                                             --------------
               PRINTING AND PUBLISHING -- 0.5%
      35,900   Bowne & Company, Inc. ......         583,734
      12,000   Consolidated Graphics,
                 Inc.*.....................         550,800
      41,900   Courier Corp. ..............       2,175,448
      77,700   Scholastic Corp.*...........       2,871,792
       3,700   Thomas Nelson, Inc. ........          83,620
       6,300   Valassis Communications,
                 Inc.*.....................         220,563
                                             --------------
                                                  6,485,957
                                             --------------
               REAL ESTATE DEVELOPMENT AND SERVICES -- 0.1%
      44,800   Getty Realty Corp. .........       1,287,104
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 3.6%
     177,900   Acadia Realty Trust.........       2,899,770
      36,600   Associated Estates Realty
                 Corp. ....................         374,052
       4,000   BRT Realty Trust............          97,360
      11,500   Capital Trust, Inc. -- Class
                 A.........................         353,165
      20,800   Corporate Office Properties
                 Trust.....................         610,480
      46,000   Cousins Properties, Inc. ...       1,392,420
     100,800   Entertainment Properties
                 Trust.....................       4,490,640
      89,700   Equity Inns, Inc. ..........       1,053,078
      62,700   Equity One, Inc. ...........       1,487,871
      62,500   LaSalle Hotel Properties....       1,989,375
      40,900   LTC Properties, Inc. .......         814,319
      50,200   Maguire Properties, Inc. ...       1,378,492
      31,500   Mid-America Apartment
                 Communities, Inc. ........       1,298,430
      35,100   National Health Realty,
                 Inc. .....................       1,024,218
       6,000   New Century Financial
                 Corp.(d)..................         383,460
      70,500   Newcastle Investment
                 Corp. ....................       2,240,490
      90,300   OMEGA Healthcare Investors,
                 Inc. .....................       1,065,540
      44,900   PS Business Parks, Inc. ....       2,024,990
      68,600   RAIT Investment Trust.......       1,918,742
      17,300   Saul Centers, Inc. .........         661,725
     139,150   Saxon Capital, Inc. ........       3,338,209
      98,300   Senior Housing Properties
                 Trust.....................       1,861,802
      88,900   SL Green Realty Corp.(d)....       5,382,895
      16,800   Sovran Self Storage.........         707,952
     163,800   U-Store-It Trust............       2,841,930
      68,700   Ventas, Inc. ...............       1,883,067
                                             --------------
                                                 43,574,472
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RESEARCH AND DEVELOPMENT -- 0.9%
      50,300   Albany Molecular Research,
                 Inc.*.....................  $      560,342
      23,200   Array BioPharma, Inc.*......         220,864
      46,500   Encysive Pharmaceuticals,
                 Inc.*.....................         461,745
      20,799   Enzo Biochem, Inc.*(d)......         404,957
      17,900   Genencor International,
                 Inc.*.....................         293,560
      53,400   Lexicon Genetics, Inc.*.....         414,117
     145,636   Pharmaceutical Product
                 Development, Inc.*........       6,013,310
      36,500   Protein Design Labs,
                 Inc.*.....................         754,090
      77,550   Rigel Pharmaceuticals,
                 Inc.*(d)..................       1,893,771
      17,500   Valeant Pharmaceuticals
                 International(d)..........         461,125
                                             --------------
                                                 11,477,881
                                             --------------
               RETAIL -- 2.4%
     197,970   BJ'S Wholesale Club,
                 Inc.*.....................       5,766,865
       9,000   Brookstone, Inc.*...........         175,950
     187,200   Casey's General Stores,
                 Inc. .....................       3,397,680
      70,720   Cost Plus, Inc.*(d).........       2,272,234
     159,600   CSK Auto Corp.*.............       2,671,704
      23,700   Dillard's, Inc. -- Class
                 A.........................         636,819
     147,110   EZCORP, Inc. -- Class A*....       2,266,965
       6,700   Finlay Enterprises, Inc.*...         132,593
      62,130   Guitar Center, Inc.*........       3,273,630
      30,300   Pantry, Inc.*...............         911,727
      14,300   Sonic Automotive, Inc. .....         354,640
       6,600   The Bon-Ton Stores, Inc. ...         103,950
      46,000   Trans World Entertainment
                 Corp.*....................         573,620
     127,530   Tuesday Morning Corp.*......       3,906,244
      96,100   Zale Corp.*.................       2,870,507
                                             --------------
                                                 29,315,128
                                             --------------
               RETAIL: RESTAURANTS -- 2.0%
      97,700   Brinker International,
                 Inc.*.....................       3,426,339
     120,650   CEC Entertainment, Inc.*....       4,822,381
      14,600   CKE Restaurants, Inc.*......         211,846
     271,900   Cosi, Inc.*.................       1,644,995
      29,000   Dave & Buster's, Inc.*......         585,800
      25,900   Jack in the Box, Inc.*......         954,933
      36,100   Lone Star Steakhouse &
                 Saloon, Inc. .............       1,010,800
      34,700   Papa John's International,
                 Inc.*(d)..................       1,195,068
      84,640   RARE Hospitality
                 International, Inc.*......       2,696,630
     148,500   Ruby Tuesday, Inc.(d).......       3,872,880
      10,100   Ryan's Restaurant Group,
                 Inc.*.....................         155,742
     142,816   Sonic Corp.*................       4,355,888
                                             --------------
                                                 24,933,302
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL: SUPERMARKETS -- 0.0%
      25,900   Pathmark Stores, Inc.*......  $      150,479
      15,600   Smart & Final, Inc.*........         224,484
                                             --------------
                                                    374,963
                                             --------------
               RUBBER PRODUCTS -- 0.1%
       1,900   Bandag, Inc.(d).............          94,639
      38,100   The Goodyear Tire & Rubber
                 Company*(d)...............         558,546
                                             --------------
                                                    653,185
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.5%
     147,010   Cymer, Inc.*(d).............       4,342,675
       2,200   Dionex Corp.*...............         124,674
      55,600   Hexcel Corp.*...............         806,200
      11,900   Woodward Governor Company...         852,159
                                             --------------
                                                  6,125,708
                                             --------------
               SECURITY SERVICES -- 0.5%
      48,500   The Brink's Company.........       1,916,720
     458,080   Viisage Technology,
                 Inc.*(d)..................       4,127,301
                                             --------------
                                                  6,044,021
                                             --------------
               SEMICONDUCTORS -- 2.2%
     136,300   Axcelis Technologies,
                 Inc.*.....................       1,108,119
     168,700   Cirrus Logic, Inc.*.........         929,537
      13,800   ESS Technology, Inc.*.......          98,118
     146,500   Integrated Device
                 Technology, Inc.*.........       1,693,540
      46,500   Kulicke and Soffa
                 Industries, Inc.*(d)......         400,830
     112,800   Micrel, Inc.*...............       1,243,056
     198,650   Microsemi Corp.*............       3,448,564
     248,620   O2Micro International,
                 Ltd.*.....................       2,844,213
     164,700   Pericom Semiconductor
                 Corp.*....................       1,553,121
      58,800   Photronics, Inc.*...........         970,200
     206,500   Semtech Corp.*..............       4,516,154
      51,490   Sigmatel, Inc.*.............       1,829,440
      43,900   Silicon Image, Inc.*........         722,594
       3,400   Siliconix, Inc.*............         124,066
     171,780   SiRF Technology Holdings,
                 Inc.*.....................       2,185,042
       5,000   Tessera Technologies,
                 Inc.*.....................         186,050
     116,310   Ultratech, Inc.*............       2,192,444
      26,700   Veeco Instruments,
                 Inc.*(d)..................         562,569
                                             --------------
                                                 26,607,657
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               SPORTING GOODS AND EQUIPMENT -- 0.7%
     213,900   Hibbett Sporting Goods,
                 Inc.*.....................  $    5,691,879
     192,010   K2, Inc.*(d)................       3,049,119
       7,700   The Nautilus Group, Inc. ...         186,109
                                             --------------
                                                  8,927,107
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 3.6%
      29,700   Airspan Networks, Inc.*.....         161,271
      95,100   Alamosa Holdings,
                 Inc.*(d)..................       1,185,897
     568,700   American Tower Corp. --
                 Class A*..................      10,464,079
      24,100   Anaren, Inc.*...............         312,336
       7,600   Anixter International,
                 Inc.*.....................         273,524
      67,960   Applied Signal Technology,
                 Inc. .....................       2,395,590
      29,400   Boston Communications Group,
                 Inc.*.....................         271,656
      25,900   Brightpoint, Inc.*..........         506,086
      61,100   Commonwealth Telephone
                 Enterprises, Inc.*........       3,034,226
     218,230   CommScope, Inc.*............       4,124,547
      16,100   CT Communications, Inc. ....         198,030
      49,600   Digi International, Inc.*...         852,624
     248,040   Harmonic, Inc.*.............       2,068,654
      43,500   Intervoice, Inc.*...........         580,725
      73,820   JAMDAT Mobile, Inc.*(d).....       1,524,383
       6,700   Newport Corp.*..............          94,470
      10,700   North Pittsburgh Systems,
                 Inc. .....................         264,611
      84,120   Novatel Wireless,
                 Inc.*(d)..................       1,630,246
       9,200   Plantronics, Inc. ..........         381,524
     328,420   Ptek Holdings, Inc.*........       3,517,378
     571,670   Symmetricom, Inc.*..........       5,550,916
      28,200   TALK America Holdings,
                 Inc.*(d)..................         186,684
     220,180   TNS, Inc.*..................       4,810,933
                                             --------------
                                                 44,390,390
                                             --------------
               TOOLS -- 0.3%
     100,400   Snap-on, Inc. ..............       3,449,744
                                             --------------
               TRANSPORTATION -- 2.2%
      43,530   Forward Air Corp.*..........       1,945,791
     148,350   Genesee & Wyoming, Inc. --
                 Class A*..................       4,173,086
      15,600   Hub Group, Inc. -- Class
                 A*........................         814,632
      69,940   Old Dominion Freight Line,
                 Inc.*.....................       2,433,912

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TRANSPORTATION (CONTINUED)
      63,600   Overnite Corp. .............  $    2,368,464
      52,100   Overseas Shipholding Group,
                 Inc. .....................       2,875,920
      77,370   Petroleum Helicopters,
                 Inc.*.....................       1,939,666
      61,400   USF Corp. ..................       2,330,130
      71,890   UTI Worldwide, Inc. ........       4,889,957
     168,950   Vitran Corp., Inc. -- Class
                 A*........................       2,889,045
                                             --------------
                                                 26,660,603
                                             --------------
               UTILITIES: ELECTRIC -- 1.3%
      84,300   Avista Corp. ...............       1,489,581
      51,000   Black Hills Corp. ..........       1,564,680
      80,200   Cleco Corp. ................       1,624,852
      16,300   El Paso Electric Company*...         308,722
      25,300   IDACORP, Inc. ..............         773,421
      60,100   NorthWestern Corp.*.........       1,682,800
     281,800   PNM Resources, Inc. ........       7,126,722
      86,800   Westar Energy, Inc. ........       1,985,116
                                             --------------
                                                 16,555,894
                                             --------------
               UTILITIES: GAS -- 0.9%
      79,200   Atmos Energy Corp. .........       2,166,120
      14,900   Cascade Natural Gas
                 Corp. ....................         315,880
      58,700   New Jersey Resources
                 Corp. ....................       2,544,058
      51,900   Nicor, Inc.(d)..............       1,917,186
     133,800   WGL Holdings, Inc. .........       4,126,392
                                             --------------
                                                 11,069,636
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $1,004,984,429).....   1,190,669,823
                                             --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 13.9%
$171,006,787   Securities Lending
                 Collateral Investment
                 (Note 4)
                 (Cost $171,006,787).......     171,006,787
                                             --------------
               SHORT TERM US TREASURY SECURITY -- 0.1%
   1,000,000   US Treasury Bill,
                 2.16%, 03/17/05(f)
                 (Cost $995,500)...........         995,500
                                             --------------
               TOTAL SECURITIES
                 (Cost $1,176,986,716).....   1,362,672,110
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               REPURCHASE AGREEMENTS -- 2.1%
$ 26,260,855   With Investors Bank and
                 Trust, dated 12/31/04,
                 1.88%, due 01/03/05,
                 repurchase proceeds at
                 maturity $26,264,969
                 (Collateralized by Fannie
                 Mae, 3.02%, due 08/25/33,
                 with a value of $5,121,016
                 and various Small Business
                 Administrations,
                 4.62% -- 5.38%, due
                 04/25/14-07/25/29, with a
                 total value of
                 $22,457,983) (Cost
                 $26,260,855)..............  $   26,260,855
                                             --------------
               Total Investments -- 113.1%
                 (Cost $1,203,247,571).....   1,388,932,965
               Liabilities less other
                 assets -- (13.1)%.........    (161,402,223)
                                             --------------
               NET ASSETS -- 100.0%........  $1,227,530,742
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $1,207,880,906.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $198,880,236
    Gross unrealized depreciation..........   (17,828,177)
                                             ------------
    Net unrealized appreciation............  $181,052,059
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 98.3%
              APPAREL: MANUFACTURING -- 3.0%
     20,400   Carter's, Inc.*(d).............  $    693,396
     46,300   Coach, Inc.*...................     2,611,320
                                               ------------
                                                  3,304,716
                                               ------------
              BANKS -- 5.5%
     63,600   Brookline Bancorp, Inc. .......     1,037,952
     51,100   Downey Financial Corp. ........     2,912,700
     43,800   Silicon Valley Bancshares*.....     1,963,116
                                               ------------
                                                  5,913,768
                                               ------------
              BROADCAST SERVICES/MEDIA -- 2.8%
     97,900   Lin TV Corp. -- Class A*.......     1,869,890
    181,000   Mediacom Communications
                Corp.*.......................     1,131,250
                                               ------------
                                                  3,001,140
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 10.0%
     51,200   Advisory Board Company*........     1,888,256
     40,400   Charles River Associates,
                Inc.*(d).....................     1,889,508
     48,500   Gevity HR, Inc. ...............       997,160
     68,500   Intersections, Inc.*...........     1,181,625
     38,300   iPayment Holdings, Inc.*.......     1,896,616
     45,300   Navigant Consulting, Inc.*.....     1,204,980
     33,700   Resources Connection,
                Inc.*(d).....................     1,830,247
                                               ------------
                                                 10,888,392
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 4.7%
    183,400   Agile Software Corp.*..........     1,498,378
     66,400   Interwoven, Inc.*..............       722,432
     52,900   Manhattan Associates, Inc.*....     1,263,252
    241,400   MatrixOne, Inc.*...............     1,581,170
                                               ------------
                                                  5,065,232
                                               ------------
              ELECTRONICS -- 0.7%
     64,500   Merix Corp.*...................       743,040
                                               ------------
              FINANCIAL SERVICES -- 6.5%
     41,600   Advance America Cash Advance
                Centers, Inc.*(d)............       952,640
    105,800   CapitalSource, Inc.*(d)........     2,715,886
      6,100   Greenhill & Company, Inc. .....       175,070
     62,800   Westcorp(d)....................     2,884,404
     12,400   World Acceptance Corp.*........       341,124
                                               ------------
                                                  7,069,124
                                               ------------
              INSURANCE -- 3.2%
     53,000   Delphi Financial Group, Inc. --
                Class A......................     2,445,950
     24,900   Hub International, Ltd. .......       458,409
     18,500   Primus Guaranty, Ltd.*.........       303,215
     11,200   PXRE Group, Ltd. ..............       282,352
                                               ------------
                                                  3,489,926
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES -- 6.5%
    102,500   Akamai Technologies, Inc.*.....  $  1,335,575
     42,800   Ask Jeeves, Inc.*..............     1,144,900
     41,400   Audible, Inc.*(d)..............     1,078,470
    317,500   Corillian Corp.*...............     1,562,100
    195,500   iVillage, Inc.*................     1,208,190
    107,900   SupportSoft, Inc.*.............       718,614
                                               ------------
                                                  7,047,849
                                               ------------
              LEISURE AND RECREATION -- 1.5%
     19,700   Four Seasons Hotels, Inc.(d)...     1,611,263
                                               ------------
              MANUFACTURING -- 1.4%
     25,800   Engineered Support Systems,
                Inc.(d)......................     1,527,876
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 4.3%
    113,300   Align Technology, Inc.*........     1,217,975
     64,461   Animas Corp.*(d)...............     1,007,525
     57,100   Conceptus, Inc.*(d)............       463,367
     14,100   Conor Medsystems, Inc.*(d).....       195,285
     74,175   Immucor, Inc.*.................     1,743,854
                                               ------------
                                                  4,628,006
                                               ------------
              PHARMACEUTICALS -- 13.2%
    135,900   CV Therapeutics, Inc.*(d)......     3,125,699
    114,800   Dyax Corp.*....................       828,856
    113,700   Inspire Pharmaceuticals,
                Inc.*(d).....................     1,906,749
    116,900   Isolagen, Inc.*(d).............       920,003
     37,600   Medicis Pharmaceuticals
                Corp. -- Class A.............     1,320,136
     53,400   MGI Pharma, Inc.*(d)...........     1,495,734
     95,000   Nektar Therapeutics*...........     1,922,800
    101,400   POZEN, Inc.*...................       737,178
     46,600   United Therapeutics
                Corp.*(d)....................     2,103,990
                                               ------------
                                                 14,361,145
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.8%
     32,300   RAIT Investment Trust..........       903,431
                                               ------------
              RESEARCH AND DEVELOPMENT -- 6.3%
     46,600   Digene Corp.*..................     1,218,590
    139,900   Pain Therapeutics, Inc.*(d)....     1,008,679
     95,600   Protein Design Labs,
                Inc.*(d).....................     1,975,096
     39,900   Rigel Pharmaceuticals, Inc.*...       974,358
     64,700   Transkaryotic Therapies,
                Inc.*........................     1,642,733
                                               ------------
                                                  6,819,456
                                               ------------
              RETAIL -- 9.3%
     26,100   America's Car-Mart, Inc.*......       991,800
     45,000   Build-A-Bear-Workshop, Inc.*...     1,581,750
     72,100   First Cash Financial Services,
                Inc.*........................     1,925,791
     32,400   Guitar Center, Inc.*...........     1,707,156

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
     25,800   Tractor Supply Company*........  $    960,018
     66,700   Urban Outfitters, Inc.*........     2,961,480
                                               ------------
                                                 10,127,995
                                               ------------
              RETAIL: RESTAURANTS -- 4.4%
     40,700   RARE Hospitality International,
                Inc.*........................     1,296,702
     57,000   Sonic Corp.*...................     1,738,500
     52,050   The Cheesecake Factory,
                Inc.*(d).....................     1,690,064
                                               ------------
                                                  4,725,266
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 2.6%
     44,600   Cymer, Inc.*(d)................     1,317,484
     37,600   Varian, Inc.*..................     1,541,976
                                               ------------
                                                  2,859,460
                                               ------------
              SECURITY SERVICES -- 0.4%
     54,000   Identix, Inc.*.................       398,520
                                               ------------
              SEMICONDUCTORS -- 6.3%
    147,300   O2Micro International, Ltd.*...     1,685,112
     54,400   Power Integrations, Inc.*(d)...     1,076,032
    223,500   Skyworks Solutions, Inc.*(d)...     2,107,605
     51,500   Tessera Technologies, Inc.*....     1,916,315
                                               ------------
                                                  6,785,064
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 2.0%
     81,575   Hibbett Sporting Goods,
                Inc.*........................     2,170,711
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.3%
     12,400   InPhonic, Inc.*................       340,752
                                               ------------
              TRANSPORTATION -- 2.6%
     64,350   Knight Transportation, Inc. ...     1,595,880
     34,900   Old Dominion Freight Line,
                Inc.*........................     1,214,520
                                               ------------
                                                  2,810,400
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $92,094,885).................   106,592,532
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 28.9%
$31,366,433   Securities Lending Collateral
                Investment (Note 4)
                (Cost $31,366,433)...........  $ 31,366,433
                                               ------------
              TOTAL SECURITIES
                (Cost $123,461,318)..........   137,958,965
                                               ------------
              REPURCHASE AGREEMENTS -- 1.8%
  1,887,631   With Investors Bank and Trust,
                dated 12/31/04, 1.88%, due
                01/03/05, repurchase proceeds
                at maturity $1,887,927
                (Collateralized by Small
                Business Administration,
                6.13%, due 06/25/14, with a
                value of $1,982,013) (Cost
                $1,887,631)..................     1,887,631
                                               ------------
              Total Investments -- 129.0%
                (Cost $125,348,949)..........   139,846,596
              Liabilities less other
                assets -- (29.0)%............   (31,417,444)
                                               ------------
              NET ASSETS -- 100.0%...........  $108,429,152
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $125,815,650.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $18,791,893
    Gross unrealized depreciation...........   (4,760,947)
                                              -----------
    Net unrealized appreciation.............  $14,030,946
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 99.7%
              ADVERTISING -- 0.9%
     42,000   Omnicom Group, Inc.(d).........  $  3,541,440
                                               ------------
              AGRICULTURE -- 1.7%
    123,100   Monsanto Company...............     6,838,205
                                               ------------
              APPAREL: MANUFACTURING -- 2.1%
    146,800   Coach, Inc.*...................     8,279,520
                                               ------------
              APPAREL: RETAIL -- 1.8%
    156,000   Chico's FAS, Inc.*(d)..........     7,102,680
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.2%
    244,880   News Corp. -- Class B(d).......     4,701,696
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 3.1%
    122,440   Alliance Data Systems Corp.*...     5,813,451
    194,080   Paychex, Inc. .................     6,614,247
                                               ------------
                                                 12,427,698
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.3%
    127,950   Cognizant Technology Solutions
                Corp. -- Class A*............     5,416,124
    146,940   Microsoft Corp.(d).............     3,924,767
                                               ------------
                                                  9,340,891
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 9.8%
    107,420   Apple Computer, Inc.*..........     6,917,848
    318,400   Dell, Inc.*....................    13,417,376
    697,800   EMC Corp. (Massachusetts)*.....    10,376,286
  1,559,110   Sun Microsystems, Inc.*........     8,388,012
                                               ------------
                                                 39,099,522
                                               ------------
              DISTRIBUTION -- 1.6%
     93,900   CDW Corp. .....................     6,230,265
                                               ------------
              ELECTRONICS -- 5.8%
    266,990   Advanced Micro Devices,
                Inc.*(d).....................     5,879,120
     44,740   Harman International
                Industries, Inc. ............     5,681,980
     68,810   Research In Motion, Ltd.*......     5,671,320
    668,800   Sanmina-SCI Corp.*.............     5,664,736
                                               ------------
                                                 22,897,156
                                               ------------
              FINANCIAL SERVICES -- 7.6%
    123,500   American Express Company.......     6,961,695
    335,000   Ameritrade Holding Corp.*......     4,763,700
    461,370   Charles Schwab Corp. ..........     5,517,985
     71,660   Goldman Sachs Group, Inc. .....     7,455,507
     87,100   T. Rowe Price Group, Inc. .....     5,417,620
                                               ------------
                                                 30,116,507
                                               ------------
              FOOD AND BEVERAGE -- 1.9%
    342,220   Archer-Daniels-Midland
                Company......................     7,634,928
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES -- 13.8%
    154,000   CheckFree Corp.*(d)............  $  5,864,320
    621,060   Cisco Systems, Inc.*...........    11,986,457
     78,490   eBay, Inc.*....................     9,126,817
     46,500   Google, Inc. -- Class A*(d)....     8,979,150
    243,910   Juniper Networks, Inc.*........     6,631,913
    127,330   VeriSign, Inc.*................     4,268,102
    207,790   YAHOO!, Inc.*..................     7,829,527
                                               ------------
                                                 54,686,286
                                               ------------
              LEISURE AND RECREATION -- 4.1%
     84,210   DreamWorks Animation SKG,
                Inc. -- Class A*.............     3,158,717
    146,390   International Game
                Technology...................     5,032,888
    111,300   MGM MIRAGE*....................     8,095,962
                                               ------------
                                                 16,287,567
                                               ------------
              MACHINERY -- 3.4%
     83,740   Caterpillar, Inc. .............     8,165,487
    109,340   Rockwell Automation, Inc. .....     5,417,797
                                               ------------
                                                 13,583,284
                                               ------------
              MANUFACTURING -- 3.1%
     98,180   Danaher Corp. .................     5,636,514
    186,100   Tyco International, Ltd. ......     6,651,214
                                               ------------
                                                 12,287,728
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.9%
     30,650   WellPoint, Inc.*...............     3,524,750
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.0%
     82,660   CR Bard, Inc. .................     5,288,587
    187,780   St. Jude Medical, Inc.*........     7,873,616
     83,520   Zimmer Holdings, Inc.*.........     6,691,622
                                               ------------
                                                 19,853,825
                                               ------------
              METALS AND MINING -- 1.2%
    158,500   Companhia Vale do Rio Doce
                (CVRD) (ADR)(d)..............     4,598,085
                                               ------------
              OIL, COAL AND GAS -- 1.7%
    135,480   Apache Corp. ..................     6,851,224
                                               ------------
              PHARMACEUTICALS -- 3.3%
    202,450   Caremark Rx, Inc.*.............     7,982,603
    125,750   Sanofi-Aventis (ADR)...........     5,036,288
                                               ------------
                                                 13,018,891
                                               ------------
              RESEARCH AND DEVELOPMENT -- 4.9%
     62,500   Amgen, Inc.*...................     4,009,375
    118,850   Biogen Idec, Inc.*.............     7,916,599
    214,460   Gilead Sciences, Inc.*.........     7,503,955
                                               ------------
                                                 19,429,929
                                               ------------

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 2.8%
    106,730   Best Buy Company, Inc. ........  $  6,341,896
    137,790   Williams-Sonoma, Inc.*(d)......     4,828,162
                                               ------------
                                                 11,170,058
                                               ------------
              RETAIL: RESTAURANTS -- 2.5%
     63,770   Starbucks Corp.*...............     3,976,697
    130,600   YUM! Brands, Inc. .............     6,161,708
                                               ------------
                                                 10,138,405
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 2.8%
     92,830   Fisher Scientific
                International, Inc.*.........     5,790,735
    115,630   Waters Corp.*..................     5,410,328
                                               ------------
                                                 11,201,063
                                               ------------
              SEMICONDUCTORS -- 8.9%
    324,510   Applied Materials, Inc.*.......     5,549,121
    400,000   ASML Holding NV*...............     6,364,000
    178,780   Marvell Technology Group,
                Ltd.*........................     6,341,327
    404,070   Texas Instruments, Inc. .......     9,948,203
    241,930   Xilinx, Inc. ..................     7,173,225
                                               ------------
                                                 35,375,876
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.5%
    115,680   America Movil SA de CV --
                Series L (ADR)...............     6,055,848
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $342,446,667)..........   396,273,327
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 10.6%
$42,298,930   Securities Lending Collateral
                Investment (Note 4)
                (Cost $42,298,930)...........  $ 42,298,930
                                               ------------
              Total Investments -- 110.3%
                (Cost $384,745,597)..........   438,572,257
              Liabilities less other
                assets -- (10.3)%............   (40,845,390)
                                               ------------
              NET ASSETS -- 100.0%...........  $397,726,867
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $385,186,143.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $54,587,628
    Gross unrealized depreciation...........   (1,201,514)
                                              -----------
    Net unrealized appreciation.............  $53,386,114
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 91.5%
              ADVERTISING -- 0.8%
$ 1,370,000   Advanstar Communications, Inc.,
                10.75%, 08/15/10.............  $  1,553,237
    585,000   Vertis, Inc. -- 144A,
                13.50%, 12/07/09.............       619,369
    455,000   WDAC Subsidiary Corp. -- 144A,
                8.38%, 12/01/14..............       451,019
                                               ------------
                                                  2,623,625
                                               ------------
              AEROSPACE AND DEFENSE -- 0.3%
    395,000   Argo-Tech Corp.,
                9.25%, 06/01/11..............       435,488
    415,000   Armor Holdings, Inc.,
                8.25%, 08/15/13..............       466,874
    210,000   B/E Aerospace, Series B,
                8.00%, 03/01/08..............       211,313
                                               ------------
                                                  1,113,675
                                               ------------
              AGRICULTURAL EQUIPMENT -- 0.2%
    755,000   Case New Holland, Inc. -- 144A,
                9.25%, 08/01/11..............       843,713
                                               ------------
              AIRLINES -- 1.8%
    920,000   American Airlines, Inc.,
                8.61%, 04/01/11..............       847,118
  1,700,000   American Airlines, Inc., Series
                2001-2,
                7.80%, 10/01/06..............     1,557,098
    295,000   American Airlines, Inc., Series
                2001-2,
                7.86%, 10/01/11..............       305,073
  1,505,000   AMR Corp.,
                9.00%, 08/01/12..............     1,219,050
    125,000   Continental Airlines, Inc.,
                8.00%, 12/15/05..............       122,500
  1,635,754   Continental Airlines, Inc.,
                Series 2001-1,
                7.03%, 06/15/11..............     1,347,362
    500,000   Delta Air Lines, Inc.,
                7.90%, 12/15/09..............       315,000
    550,000   Delta Air Lines, Inc. -- 144A,
                9.50%, 11/18/08..............       512,875
     45,000   Delta Air Lines, Inc., Series
                2000-1,
                7.78%, 11/18/05..............        41,412
    140,000   Northwest Airlines, Inc.,
                8.88%, 06/01/06..............       135,100
                                               ------------
                                                  6,402,588
                                               ------------
              APPAREL: MANUFACTURING -- 2.6%
  1,330,000   GFSI, Inc., Series B,
                9.63%, 03/01/07..............     1,296,750
    885,000   Levi Strauss & Company,
                7.00%, 11/01/06..............       933,675
  1,035,000   Levi Strauss & Company,
                11.63%, 01/15/08.............     1,091,925
  1,385,000   Oxford Industries, Inc.,
                8.88%, 06/01/11..............     1,494,069
  2,300,000   Perry Ellis International,
                Inc., Series B,
                8.88%, 09/15/13..............     2,426,500

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              APPAREL: MANUFACTURING (CONTINUED)
$   310,000   Phillips Van-Heusen Corp.,
                7.25%, 02/15/11..............  $    327,050
    620,000   Phillips Van-Heusen Corp.,
                8.13%, 05/01/13..............       675,800
    875,000   William Carter, Series B,
                10.88%, 08/15/11.............       984,375
                                               ------------
                                                  9,230,144
                                               ------------
              APPAREL: RETAIL -- 0.0%
     20,000   Mothers Work, Inc.,
                11.25%, 08/01/10.............        19,500
                                               ------------
              AUTOMOBILE: RENTAL -- 0.1%
    330,000   Williams Scotsman, Inc.,
                10.00%, 08/15/08.............       367,950
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 3.0%
  2,540,000   Collins & Aikman Products
                Company,
                10.75%, 12/31/11.............     2,603,500
  2,110,000   Collins & Aikman Products
                Company, Series B,
                9.75%, 02/15/10..............     2,278,800
    700,000   Dura Operating Corp., Series D,
                9.00%, 05/01/09..............       696,500
    235,000   Keystone Automotive Operations,
                Inc.,
                9.75%, 11/01/13..............       252,625
    940,000   Metaldyne Corp.,
                11.00%, 06/15/12.............       784,900
    805,000   Metaldyne Corp. -- 144A,
                10.00%, 11/01/13.............       768,775
    365,000   Rexnord Corp.,
                10.13%, 12/15/12.............       414,275
  1,000,000   Tenneco Automotive,
                Inc. -- 144A,
                8.63%, 11/15/14..............     1,045,000
    945,000   Tenneco Automotive, Inc.,
                Series B,
                10.25%, 07/15/13.............     1,119,825
    354,000   TRW Automotive, Inc.,
                11.00%, 02/15/13.............       428,340
                                               ------------
                                                 10,392,540
                                               ------------
              BROADCAST SERVICES/MEDIA -- 5.4%
  1,595,000   Adelphia Communications,
                10.25%, 11/01/06(h)..........     1,559,113
    305,000   Adelphia Communications, Series
                B,
                9.25%, 10/01/02(h)(p)........       293,563
  1,975,000   Charter Communications Holdings
                LLC,
                10.25%, 01/15/10.............     1,742,938
    285,000   Charter Communications Holdings
                LLC,
                10.00%, 05/15/11.............       245,100
  1,740,000   Coleman Cable, Inc. -- 144A,
                9.88%, 10/01/12..............     1,857,450
  2,175,000   CSC Holdings, Inc.,
                10.50%, 05/15/16.............     2,479,499

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$   320,000   Fisher Communications, Inc. --
                144A,
                8.63%, 09/15/14..............  $    347,200
  3,810,000   Insight Communications Company,
                Inc.,
                zero coupon, 02/15/11(g).....     3,724,274
  1,820,000   Kabel Deutschland GMBH -- 144A
                (Germany),
                10.63%, 07/01/14.............     2,102,100
    570,000   LBI Media, Inc.,
                zero coupon, 10/15/13(g).....       421,800
    100,000   Nexstar Financial Holdings LLC,
                Inc.,
                12.00%, 04/01/08.............       108,500
  1,655,000   Nexstar Financial Holdings LLC,
                Inc.,
                zero coupon, 04/01/13(g).....     1,315,725
    360,000   Nextmedia Operating, Inc.,
                10.75%, 07/01/11.............       405,000
    430,000   ONO Finance PLC (Great
                Britain),
                14.00%, 02/15/11(j)(q).......       697,968
    900,000   ONO Finance PLC, (Great
                Britain),
                14.00%, 02/15/11.............     1,039,500
    190,000   Paxson Communications,
                zero coupon, 01/15/09(g).....       178,600
    535,000   Rogers Cable, Inc. -- 144A,
                (Canada),
                6.75%, 03/15/15..............       549,713
                                               ------------
                                                 19,068,043
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.9%
    875,000   Affinity Group, Inc.,
                9.00%, 02/15/12..............       951,563
  2,010,000   Quintiles Transnational Corp.,
                10.00%, 10/01/13.............     2,261,250
                                               ------------
                                                  3,212,813
                                               ------------
              CHEMICALS -- 7.2%
    260,000   Acetex Corp. (Canada),
                10.88%, 08/01/09.............       284,050
    405,000   Avecia Group PLC (Great
                Britain),
                11.00%, 07/01/09.............       419,175
    365,000   Crown Euro Holdings SA
                (France),
                9.50%, 03/01/11..............       417,925
  1,990,000   Crown Euro Holdings SA
                (France),
                10.88%, 03/01/13.............     2,363,125
    655,000   Equistar Chemical/Funding,
                10.63%, 05/01/11.............       763,075
    720,000   Hercules, Inc.,
                11.13%, 11/15/07.............       860,400
    140,000   Huntsman Advanced Materials --
                144A,
                11.00%, 07/15/10.............       167,300
  1,685,000   Huntsman LLC,
                11.63%, 10/15/10.............     2,000,938

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS (CONTINUED)
$   760,000   IMC Global, Inc.,
                10.88%, 08/01/13.............  $    953,800
  1,675,000   IMC Global, Inc., Series B,
                11.25%, 06/01/11.............     1,943,000
    335,000   Innophos, Inc. -- 144A,
                8.88%, 08/15/14..............       363,475
    120,000   Lyondell Chemical Company,
                9.50%, 12/15/08..............       130,800
    320,000   Lyondell Chemical Company,
                11.13%, 07/15/12.............       381,600
  1,661,000   Lyondell Chemical Company,
                10.50%, 06/01/13.............     1,984,895
    695,000   Lyondell Chemical Company,
                Series A,
                9.63%, 05/01/07..............       767,975
  2,408,000   Nalco Company,
                8.88%, 11/15/13..............     2,654,820
  2,150,000   OM Group, Inc.,
                9.25%, 12/15/11..............     2,300,500
    770,000   PolyOne Corp.,
                8.88%, 05/01/12..............       841,225
  2,510,000   Rhodia SA (France),
                10.25%, 06/01/10.............     2,836,299
  1,575,000   Rockwood Specialties Corp.,
                10.63%, 05/15/11.............     1,819,125
  1,455,000   UAP Holding Corp. -- 144A,
                zero coupon, 07/15/12(g).....     1,149,450
                                               ------------
                                                 25,402,952
                                               ------------
              COMMERCIAL SERVICES -- 0.1%
    151,000   Coinmach Corp.,
                9.00%, 02/01/10..............       158,550
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.3%
    610,000   Danka Business Systems (Great
                Britain),
                11.00%, 06/15/10.............       649,650
    360,000   Stratus Technologies, Inc.,
                10.38%, 12/01/08.............       326,700
                                               ------------
                                                    976,350
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.8%
  1,800,000   Interface, Inc.,
                10.38%, 02/01/10.............     2,079,000
    170,000   Interface, Inc.,
                9.50%, 02/01/14..............       186,150
    325,000   Xerox Corp.,
                9.75%, 01/15/09..............       383,500
     10,000   Xerox Corp.,
                7.13%, 06/15/10..............        10,850
                                               ------------
                                                  2,659,500
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.3%
  1,140,000   Dayton Superior Corp.,
                10.75%, 09/15/08.............     1,225,500
    515,000   Owens Corning,
                7.70%, 05/01/08(h)...........       419,725
    560,000   Owens Corning,
                7.50%, 08/01/18(h)...........       460,600

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES
                (CONTINUED)
$   695,000   Ply Gem Industries, Inc.,
                9.00%, 02/15/12..............  $    708,900
    540,000   Ply Gem Industries,
                Inc. -- 144A,
                9.00%, 02/15/12..............       550,800
  1,100,000   RMCC Acquisition Company --
                144A,
                9.50%, 11/01/12..............     1,102,750
                                               ------------
                                                  4,468,275
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.6%
    695,000   Fedders North America,
                9.88%, 03/01/14..............       569,900
    515,000   Home Interiors & Gifts,
                10.13%, 06/01/08.............       427,450
    295,000   Jostens Holding Corp.,
                zero coupon, 12/01/13(g).....       210,925
    215,000   Mobile Mini, Inc.,
                9.50%, 07/01/13..............       251,550
    505,000   WH Holdings, Ltd. (Cayman
                Islands)/WH Capital Corp.,
                9.50%, 04/01/11..............       558,025
                                               ------------
                                                  2,017,850
                                               ------------
              CONTAINERS AND PACKAGING -- 2.5%
    240,000   Hexcel Corp.,
                9.88%, 10/01/08..............       267,600
    155,000   Hexcel Corp.,
                9.75%, 01/15/09..............       161,975
    995,000   Intertape Polymer US, Inc. --
                144A (Canada),
                8.50%, 08/01/14..............     1,016,144
    300,000   Kappa Beheer BV (The
                Netherlands),
                10.63%, 07/15/09.............       319,500
    430,000   Owens-Illinois, Inc.,
                8.10%, 05/15/07..............       460,100
  1,185,000   Plastipak Holdings, Inc.,
                10.75%, 09/01/11.............     1,339,050
    950,000   Pliant Corp.,
                zero coupon, 06/15/09(g).....       882,313
  1,325,000   Pliant Corp.,
                11.13%, 09/01/09.............     1,450,874
    640,000   Smurfit-Stone Container Corp.,
                8.25%, 10/01/12..............       700,800
  1,250,000   Stone Container Finance Company
                of Canada (Canada),
                7.38%, 07/15/14..............     1,337,500
    415,000   Tekni-Plex, Inc. -- 144A,
                8.75%, 11/15/13..............       415,000
    235,000   US Can Corp.,
                10.88%, 07/15/10.............       250,275
                                               ------------
                                                  8,601,131
                                               ------------
              DISTRIBUTION -- 0.2%
    485,000   Jafra Cosmetics International,
                10.75%, 05/15/11.............       550,475
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              ELECTRONICS -- 0.3%
$   775,000   Muzak LLC,
                10.00%, 02/15/09.............  $    725,593
    530,000   Muzak LLC,
                9.88%, 03/15/09..............       372,988
                                               ------------
                                                  1,098,581
                                               ------------
              ENGINEERING -- 0.2%
    740,000   The Shaw Group, Inc.,
                10.75%, 03/15/10.............       819,550
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 2.0%
  1,500,000   Allied Waste North America,
                Inc., Series B,
                8.88%, 04/01/08..............     1,612,500
    455,000   Allied Waste North America,
                Inc., Series B,
                9.25%, 09/01/12..............       494,813
    340,000   IMCO Recycling, Inc. -- 144A,
                9.00%, 11/15/14..............       355,300
  1,855,000   Synagro Technologies, Inc.,
                9.50%, 04/01/09..............     2,031,225
  2,700,000   Waste Services, Inc. -- 144A
                (Canada),
                9.50%, 04/15/14..............     2,700,000
                                               ------------
                                                  7,193,838
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.6%
  1,070,000   Amerco,
                9.00%, 03/15/09..............     1,139,550
    235,000   United Rentals North America,
                Inc.,
                6.50%, 02/15/12..............       230,300
    685,000   United Rentals North America,
                Inc.,
                7.00%, 02/15/14..............       643,900
                                               ------------
                                                  2,013,750
                                               ------------
              FINANCIAL SERVICES -- 2.5%
    475,000   Alamosa Delaware, Inc.,
                zero coupon, 07/31/09(g).....       517,750
    715,000   Alamosa Delaware, Inc.,
                11.00%, 07/31/10.............       845,488
     80,000   Alamosa Delaware, Inc.,
                8.50%, 01/31/12..............        87,800
  2,055,000   BCP Caylux Holdings Luxembourg
                SCA -- 144A (Luxembourg),
                9.63%, 06/15/14..............     2,327,287
  1,200,000   E*TRADE Financial Corp. --
                144A,
                8.00%, 06/15/11..............     1,296,000
  1,335,000   REFCO Finance Holdings -- 144A,
                9.00%, 08/01/12..............     1,468,500
  1,920,000   Trump Holdings & Funding,
                12.63%, 03/15/10.............     2,088,000
                                               ------------
                                                  8,630,825
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FOOD AND BEVERAGE -- 1.1%
$ 1,130,000   American Seafood Group LLC,
                10.13%, 04/15/10.............  $  1,214,750
    985,000   Pierre Foods, Inc. -- 144A,
                9.88%, 07/15/12..............     1,024,400
  1,355,000   Pinnacle Foods Holding Corp. --
                144A,
                8.25%, 12/01/13..............     1,297,412
    357,000   United Agriculture Products --
                144A,
                8.25%, 12/15/11..............       384,668
                                               ------------
                                                  3,921,230
                                               ------------
              FUNERAL SERVICES -- 0.1%
    330,000   Alderwoods Group, Inc. -- 144A,
                7.75%, 09/15/12..............       358,050
                                               ------------
              LEISURE AND RECREATION -- 6.2%
    700,000   AMC Entertainment, Inc.,
                9.88%, 02/01/12..............       766,500
    350,000   Ameristar Casinos, Inc.,
                10.75%, 02/15/09.............       392,000
    215,000   Hollywood Casino Shreveport,
                13.00%, 08/01/06(h)..........       183,019
  2,025,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............     2,379,374
  1,890,000   Kerzner International (Bahama
                Islands),
                8.88%, 08/15/11..............     2,074,274
    995,000   LCE Acquisition Corp. -- 144A,
                9.00%, 08/01/14..............     1,082,063
  1,460,000   Majestic Star Casino LLC,
                9.50%, 10/15/10..............     1,554,900
  1,810,000   Marquee Holdings, Inc. -- 144A,
                zero coupon, 08/15/14(g).....     1,230,800
    335,000   MGM MIRAGE,
                6.88%, 02/06/08..............       364,313
  1,030,000   OED Corp./Diamond JO,
                8.75%, 04/15/12..............     1,014,550
    960,000   Penn National Gaming, Inc.,
                Series B,
                11.13%, 03/01/08.............     1,029,600
    120,000   Premier Entertainment LLC
                (Biloxi) Financial,
                10.75%, 02/01/12.............       131,700
  1,420,000   Royal Caribbean Cruises, Ltd.
                (Liberia),
                8.75%, 02/02/11..............     1,684,475
    390,000   Royal Caribbean Cruises, Ltd.,
                7.25%, 03/15/18..............       430,950
    680,000   Seneca Gaming Corp.,
                7.25%, 05/01/12..............       719,100
  1,745,000   Trump Atlantic City
                Association/Funding, Inc.,
                11.25%, 05/01/06(h)..........     1,673,019
  1,785,000   Venetian Casino Resort/Las
                Vegas Sands,
                11.00%, 06/15/10.............     2,046,056
  1,882,000   Waterford Gaming LLC -- 144A,
                8.63%, 09/15/12..............     2,023,150

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$ 1,005,000   WMG Holdings Corp. -- 144A,
                Floating Rate,
                6.91%, 12/15/11(b)...........  $  1,017,563
                                               ------------
                                                 21,797,406
                                               ------------
              MACHINERY -- 1.4%
    635,000   Dresser-Rand Group,
                Inc. -- 144A,
                7.38%, 11/01/14..............       650,875
    725,000   Flowserve Corp.,
                12.25%, 08/15/10.............       804,750
  1,225,000   Terex Corp., Series B,
                10.38%, 04/01/11.............     1,378,125
    470,000   The Manitowoc Company, Inc.,
                10.50%, 08/01/12.............       542,850
  1,570,000   Thermadyne Holdings Corp.,
                9.25%, 02/01/14..............     1,538,600
                                               ------------
                                                  4,915,200
                                               ------------
              MANUFACTURING -- 2.3%
    455,000   Aearo Company I,
                8.25%, 04/15/12..............       470,925
    800,000   Amsted Industries,
                Inc. -- 144A,
                10.25%, 10/15/11.............       908,000
  3,585,000   Dresser, Inc.,
                9.38%, 04/15/11..............     3,943,500
    515,000   Goodman Global Holding
                Company -- 144A, Floating
                Rate,
                5.76%, 06/15/12(n)...........       525,300
     15,000   Koppers, Inc.,
                9.88%, 10/15/13..............        17,175
    720,000   MAAX Corp. -- 144A (Canada),
                9.75%, 06/15/12..............       765,000
    180,000   Rayovac Corp.,
                8.50%, 10/01/13..............       200,700
    975,000   Samsonite Corp.,
                8.88%, 06/01/11..............     1,060,313
    720,000   Venture Holdings Trust, Series
                B,
                9.50%, 07/01/05(h)...........        32,400
                                               ------------
                                                  7,923,313
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 3.3%
    870,000   Ardent Health Services,
                10.00%, 08/15/13.............       917,850
    270,000   Concentra Operating Corp.,
                9.50%, 08/15/10..............       306,450
    665,000   HCA, Inc.,
                5.50%, 12/01/09..............       665,924
  1,690,000   HEALTHSOUTH Corp.,
                8.38%, 10/01/11..............     1,761,825
    985,000   HEALTHSOUTH Corp.,
                7.63%, 06/01/12..............       994,850
    527,609   Magellan Health Services, Inc.,
                Series A,
                9.38%, 11/15/08..............       577,072
    405,000   National Mentor, Inc. -- 144A,
                9.63%, 12/01/12..............       432,338

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
$   455,000   National Nephrology
                Association -- 144A,
                9.00%, 11/01/11..............  $    528,938
    670,000   Pacificare Health Systems,
                Inc.,
                10.75%, 06/01/09.............       777,200
  2,155,000   Tenet Healthcare Corp. -- 144A,
                9.88%, 07/01/14..............     2,359,724
    670,000   US Oncology, Inc. -- 144A,
                9.00%, 08/15/12..............       752,075
  1,345,000   US Oncology, Inc. -- 144A,
                10.75%, 08/15/14.............     1,563,563
                                               ------------
                                                 11,637,809
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.8%
  1,345,000   CDRV Investors, Inc. -- 144A,
                zero coupon, 01/01/15(g).....       842,306
    870,000   Inverness Medical Innovations,
                Inc. -- 144A,
                8.75%, 02/15/12..............       913,500
    710,000   Medical Device Manufacture,
                Inc. -- 144A,
                10.00%, 07/15/12.............       768,575
  1,375,000   Medquest, Inc., Series B,
                11.88%, 08/15/12.............     1,622,500
  1,010,000   Norcross Safety Products LLC --
                Series B,
                9.88%, 08/15/11..............     1,121,100
    175,000   Rotech Healthcare, Inc.,
                9.50%, 04/01/12..............       193,375
    885,000   VWR International,
                Inc. -- 144A,
                8.00%, 04/15/14..............       949,163
                                               ------------
                                                  6,410,519
                                               ------------
              METALS AND MINING -- 1.5%
  1,349,000   Ispat Inland ULC,
                9.75%, 04/01/14..............     1,672,760
  1,635,000   Mueller Group, Inc.,
                10.00%, 05/01/12.............     1,790,325
    750,000   Mueller Holdings (NA), Inc.,
                zero coupon, 04/15/14(g).....       517,500
    375,000   Oregon Steel Mills, Inc.,
                10.00%, 07/15/09.............       419,063
    745,000   Ryerson Tull, Inc. -- 144A,
                8.25%, 12/15/11..............       756,175
                                               ------------
                                                  5,155,823
                                               ------------
              OIL AND GAS: PIPELINES -- 2.3%
    365,000   ANR Pipeline Company,
                8.88%, 03/15/10..............       410,625
    760,000   Dynegy Holdings, Inc.,
                7.63%, 10/15/26..............       664,050
  2,675,000   Dynegy Holdings, Inc. -- 144A,
                10.13%, 07/15/13.............     3,076,250
    110,000   El Paso CGP Company,
                7.50%, 08/15/06..............       116,875
    740,000   El Paso CGP Company,
                9.63%, 05/15/12..............       825,100
    205,000   El Paso Corp.,
                7.00%, 05/15/11..............       208,331

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL AND GAS: PIPELINES (CONTINUED)
$   625,000   El Paso Corp., Series MTN,
                6.95%, 12/15/07..............  $    657,813
    380,000   Northwest Pipeline Corp.,
                8.13%, 03/01/10..............       422,275
    275,000   Southern Natural Gas Company,
                8.88%, 03/15/10..............       309,375
  1,345,000   Transmontaigne, Inc.,
                9.13%, 06/01/10..............     1,466,050
                                               ------------
                                                  8,156,744
                                               ------------
              OIL, COAL AND GAS -- 3.1%
    415,000   Alpha Natural
                Resources -- 144A,
                10.00%, 06/01/12.............       475,175
    715,000   El Paso Production Holding
                Company,
                7.75%, 06/01/13..............       752,538
    695,000   Giant Industries, Inc.,
                8.00%, 05/15/14..............       729,750
  1,875,000   Hanover Compressor Company,
                zero coupon, 03/31/07(g).....     1,640,624
    355,000   Hanover Compressor Company,
                8.63%, 12/15/10..............       389,613
    525,000   Parker Drilling Company,
                9.63%, 10/01/13..............       591,938
  1,125,000   Petrobras International Finance
                (Cayman Islands),
                9.13%, 07/02/13..............     1,282,500
    175,000   Petrobras International Finance
                (Cayman Islands),
                7.75%, 09/15/14..............       184,844
  1,586,200   Port Arthur Finance Corp.,
                12.50%, 01/15/09.............     1,863,784
    295,000   Premcor Refining Group,
                7.75%, 02/01/12..............       326,713
    440,000   Ram Energy, Inc.,
                11.50%, 02/15/08.............       451,000
  1,295,000   Sesi LLC,
                8.88%, 05/15/11..............     1,424,500
    750,000   United Refining
                Company -- 144A,
                10.50%, 08/15/12.............       796,875
                                               ------------
                                                 10,909,854
                                               ------------
              PAPER AND FOREST PRODUCTS -- 3.0%
    470,000   Boise Cascade LLC -- 144A,
                Floating Rate,
                5.01%, 10/15/12(b)...........       489,975
  1,415,000   Caraustar Industries, Inc.,
                9.88%, 04/01/11..............     1,542,350
  1,185,000   Georgia-Pacific Corp.,
                9.50%, 12/01/11..............     1,466,438
  1,385,000   Georgia-Pacific Corp.,
                9.38%, 02/01/13..............     1,620,450
    525,000   Longview Fibre Company,
                10.00%, 01/15/09.............       576,188
    350,000   Neenah Paper, Inc. -- 144A,
                7.38%, 11/15/14..............       357,000

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PAPER AND FOREST PRODUCTS (CONTINUED)
$ 1,100,000   Newark Group, Inc.,
                9.75%, 03/15/14..............  $  1,177,000
  3,300,000   Tembec Industries, Inc.
                (Canada),
                8.50%, 02/01/11..............     3,332,999
                                               ------------
                                                 10,562,400
                                               ------------
              PHARMACEUTICALS -- 0.4%
  1,270,000   Elan Finance PLC/Elan Finance
                Corp. -- 144A (Brazil),
                7.75%, 11/15/11..............     1,358,900
                                               ------------
              PRINTING AND PUBLISHING -- 5.7%
    270,000   Advertising Directory
                Solutions -- 144A,
                9.25%, 11/15/12..............       284,850
  3,535,000   American Media Operation,
                Series B,
                10.25%, 05/01/09.............     3,742,680
  1,195,000   CanWest Media, Inc. (Canada),
                10.63%, 05/15/11.............     1,347,363
  2,281,634   CanWest Media, Inc. -- 144A
                (Canada),
                8.00%, 09/15/12..............     2,458,461
    410,000   CBD Media LLC/CBD Finance,
                Inc.,
                8.63%, 06/01/11..............       435,625
    245,000   Dex Media East LLC,
                9.88%, 11/15/09..............       280,219
  1,481,000   Dex Media West Finance Company,
                Series B,
                9.88%, 08/15/13..............     1,714,258
  1,850,000   Houghton Mifflin Company,
                8.25%, 02/01/11..............     1,979,500
  1,680,000   Houghton Mifflin Company,
                9.88%, 02/01/13..............     1,848,000
    835,000   Liberty Group Operating,
                9.38%, 02/01/08..............       851,700
    101,310   Merrill Corp., Series A,
                Variable Rate,
                12.00%, 05/01/09(a)..........       107,895
    185,000   Merrill Corp., Series B,
                Variable Rate,
                12.00%, 05/01/09(a)..........       197,025
  3,615,000   Primedia, Inc.,
                8.88%, 05/15/11..............     3,840,937
  1,000,000   Primedia, Inc., Floating Rate,
                7.67%, 05/15/10(b)...........     1,065,000
                                               ------------
                                                 20,153,513
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.3%
    315,000   CB Richard Ellis Services,
                Inc.,
                9.75%, 05/15/10..............       360,675
    500,000   CB Richard Ellis Services,
                Inc.,
                11.25%, 06/15/11.............       577,500
                                               ------------
                                                    938,175
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS -- 0.6%
$   350,000   FelCor Lodging LP, Floating
                Rate,
                6.87%, 06/01/11(n)...........  $    369,250
    150,000   Host Marriott LP, Series I,
                9.50%, 01/15/07..............       165,000
  1,295,000   Meristar Hospitality Operating
                Partnership LP/ MeriStar
                Hospitality Finance Corp.,
                10.50%, 06/15/09.............     1,418,025
    310,000   Omega Healthcare Investors,
                Inc.,
                7.00%, 04/01/14..............       320,075
                                               ------------
                                                  2,272,350
                                               ------------
              RETAIL -- 0.1%
    430,000   General Nutrition Centers,
                Inc.,
                8.50%, 12/01/10..............       408,500
                                               ------------
              RUBBER PRODUCTS -- 0.1%
    505,000   Cooper-Standard Automotive,
                Inc. -- 144A,
                7.00%, 12/15/12..............       515,100
                                               ------------
              SECURITY SERVICES -- 0.0%
    135,000   Allied Security, Inc. -- 144A,
                11.38%, 07/15/11.............       141,750
                                               ------------
              SEMICONDUCTORS -- 2.0%
  2,495,000   Advanced Micro Devices, Inc. --
                144A,
                7.75%, 11/01/12..............     2,610,394
    724,000   AMI Semiconductor, Inc.,
                10.75%, 02/01/13.............       854,320
    265,000   Amkor Technologies, Inc.,
                7.13%, 03/15/11..............       250,425
  2,915,000   Amkor Technologies, Inc.,
                7.75%, 05/15/13..............     2,754,675
    730,000   STATS ChipPAC, Ltd. -- 144A
                (Singapore),
                6.75%, 11/15/11..............       726,350
                                               ------------
                                                  7,196,164
                                               ------------
              SPECIAL PURPOSE ENTITY -- 6.9%
    345,000   Affinia Group, Inc. -- 144A,
                9.00%, 11/30/14..............       361,388
    215,000   Altra Industrial Motion,
                Inc. -- 144A,
                9.00%, 12/01/11..............       219,300
  1,310,000   ASG Consolidated LLC/Finance,
                Inc. -- 144A,
                zero coupon, 11/01/11(g).....       841,675
    455,000   Aventine Renewable Energy,
                Inc. -- 144A, Floating Rate,
                8.50%, 12/15/11(b)...........       461,825
    535,000   Borden US Finance/Nova
                Scotia -- 144A,
                9.00%, 07/15/14..............       596,525
    953,672   Caithness Coso Funding Corp.,
                Series B,
                9.05%, 12/15/09..............     1,053,808
  1,375,000   Chukchansi Economic Development
                Authority -- 144A,
                14.50%, 06/15/09.............     1,739,375

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SPECIAL PURPOSE ENTITY (CONTINUED)
$ 1,625,000   Crystal US Holdings 3 LLC/
                Crystal US Sub3
                Corp. -- 144A,
                zero coupon, 10/01/14(g).....  $  1,121,250
    990,000   Harvest Operations
                Corp. -- 144A,
                7.88%, 10/15/11..............     1,002,375
  1,035,000   Interline Brands, Inc.,
                11.50%, 05/15/11.............     1,169,550
  1,350,000   MDP Acquisitions PLC (Ireland),
                9.63%, 10/01/12..............     1,512,000
  1,750,000   Milacron Escrow Corp.,
                11.50%, 05/15/11.............     1,863,750
    370,000   NSP Holdings/Cap Corp. -- 144A,
                11.75%, 01/01/12(o)..........       375,550
    740,000   PCA LLC/PCA Finance Corp.,
                11.88%, 08/01/09.............       654,900
    555,000   Rainbow National Services
                LLC -- 144A,
                8.75%, 09/01/12..............       611,888
  2,155,000   Rainbow National Services
                LLC -- 144A,
                10.38%, 09/01/14.............     2,440,537
    135,000   Riddell Bell Holdings, Inc. --
                144A,
                8.38%, 10/01/12..............       140,400
    230,000   Standard Aero Holdings, Inc. --
                144A,
                8.25%, 09/01/14..............       249,550
  2,550,000   UGS Corp. -- 144A,
                10.00%, 06/01/12.............     2,913,374
  2,060,000   Universal City Development
                Partners, Ltd.,
                11.75%, 04/01/10.............     2,443,674
    300,000   Universal City Florida -- 144A,
                8.38%, 05/01/10..............       312,750
    595,000   Universal City Florida -- 144A,
                Floating Rate,
                7.20%, 05/01/10(b)...........       621,775
  1,530,000   Vanguard Health Holding Company
                II LLC -- 144A,
                9.00%, 10/01/14..............     1,644,750
                                               ------------
                                                 24,351,969
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 0.0%
    185,000   True Temper Sports, Inc.,
                8.38%, 09/15/11..............       172,975
                                               ------------
              SYNDICATED BANK LOANS -- 0.1%
    500,000   Mirant Corp.,
                8.63%, 07/17/49(h)...........       355,250
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 9.5%
    345,000   AirGate PCS, Inc. -- 144A,
                Floating Rate,
                5.85%, 10/15/11(b)...........       356,213
    125,000   American Tower Corp.,
                9.38%, 02/01/09..............       132,813
  2,785,000   Centennial
                Cellular/Communications,
                10.13%, 06/15/13.............     3,140,087
    505,000   Centennial Communications,
                10.75%, 12/15/08.............       526,463

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   190,000   Crown Castle International
                Corp.,
                10.75%, 08/01/11.............  $    207,100
    355,000   General Cable Corp.,
                9.50%, 11/15/10..............       402,925
  1,310,000   Inmarsat Finance PLC (Great
                Britain),
                7.63%, 06/30/12..............     1,368,950
  1,000,000   Intelsat, Ltd.,
                7.63%, 04/15/12..............       973,836
    185,000   IWO Escrow Company -- 144A,
                Floating Rate,
                6.32%, 01/15/12(b)...........       187,313
  1,000,000   IWO Holdings, Inc.,
                14.00%, 01/15/11(h)..........       655,000
  2,620,000   LCI International, Inc.,
                7.25%, 06/15/07..............     2,561,049
    855,000   New Skies Satellites NV -- 144A
                (The Netherlands),
                9.13%, 11/01/12..............       876,375
    645,000   New Skies Satellites NV -- 144A
                (The Netherlands),
                Floating Rate,
                7.44%, 11/01/11(n)...........       667,575
    450,000   Nextel Communications,
                7.38%, 08/01/15..............       497,250
    875,000   Nextel Partners, Inc.,
                12.50%, 11/15/09.............       995,313
  4,200,000   Nortel Networks Corp. (Canada),
                4.25%, 09/01/08..............     4,105,499
    675,000   Nortel Networks, Ltd.,
                6.13%, 02/15/06..............       690,188
  2,005,000   PanAmSat Corp. -- 144A,
                9.00%, 08/15/14..............     2,248,105
    285,000   Qwest Capital Funding, Inc.,
                7.75%, 08/15/06..............       301,388
    290,000   Qwest Capital Funding, Inc.,
                7.00%, 08/03/09..............       287,825
    315,000   Qwest Capital Funding, Inc.,
                7.90%, 08/15/10..............       319,725
    110,000   Qwest Corp.,
                7.20%, 11/10/26..............       106,150
  1,035,000   Qwest Corp. -- 144A,
                7.88%, 09/01/11..............     1,128,150
  1,075,000   Qwest Services Corp. -- 144A
                (Canada),
                14.00%, 12/15/10.............     1,298,063
    580,000   Rogers Wireless, Inc. -- 144A
                (Canada),
                8.00%, 12/15/12..............       616,250
  2,150,000   Rogers Wireless, Inc. -- 144A
                (Canada),
                7.50%, 03/15/15..............     2,278,999
  1,065,000   Rogers Wireless, Inc. -- 144A
                (Canada),
                Floating Rate,
                5.53%, 12/15/10(b)...........     1,120,913
     60,000   SBA Telecommunications, Inc.,
                zero coupon, 12/15/11(g).....        50,850

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   450,000   Telemig Celular Participacoes
                SA/Amazonia Cel -- 144A
                (Brazil),
                8.75%, 01/20/09..............  $    469,125
    600,000   Ubiquitel Operating Company,
                9.88%, 03/01/11..............       676,500
  1,390,000   US Unwired, Inc., Series B,
                10.00%, 06/15/12.............     1,574,175
  2,460,000   Western Wireless Corp.,
                9.25%, 07/15/13..............     2,687,549
                                               ------------
                                                 33,507,716
                                               ------------
              TRANSPORTATION -- 0.9%
    765,000   H-Lines Finance
                Holding -- 144A, zero coupon,
                04/01/13(g)..................       554,625
    715,000   Horizon Lines LLC -- 144A,
                9.00%, 11/01/12..............       772,200
    910,000   OMI Corp. (Marshall Islands),
                7.63%, 12/01/13..............       978,250
    115,000   Petroleum Helicopters,
                9.38%, 05/01/09..............       126,500
    695,000   Quality Distribution Capital --
                144A,
                9.00%, 11/15/10..............       696,738
                                               ------------
                                                  3,128,313
                                               ------------
              UTILITIES -- 0.7%
    635,000   National Waterworks, Inc.,
                Series B,
                10.50%, 12/01/12.............       717,550
  1,325,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............     1,689,375
                                               ------------
                                                  2,406,925
                                               ------------
              UTILITIES: ELECTRIC -- 4.4%
    347,000   AES Corp.,
                8.50%, 11/01/07..............       353,940
    553,000   AES Corp.,
                9.38%, 09/15/10..............       645,627
    700,000   AES Corp. -- 144A,
                8.75%, 05/15/13..............       798,875
    310,000   AES Corp. -- 144A,
                9.00%, 05/15/15..............       356,500
    496,838   AES Eastern Energy, Series
                99-A,
                9.00%, 01/02/17..............       564,222
    750,000   Calpine Corp.,
                8.25%, 08/15/05..............       761,250
  1,575,000   Calpine Corp.,
                7.63%, 04/15/06..............     1,555,312
    350,000   Calpine Corp.,
                10.50%, 05/15/06.............       351,750
    125,000   Calpine Corp.,
                8.75%, 07/15/07..............       110,000
    450,000   Calpine Corp. -- 144A,
                8.50%, 07/15/10..............       388,125
  1,130,000   Calpine Corp. -- 144A,
                8.75%, 07/15/13..............       937,900

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
$ 1,305,000   Inergy LP/Inergy Finance
                Corp. -- 144A,
                6.88%, 12/15/14..............  $  1,318,050
  3,000,000   Mission Energy Holding Company,
                13.50%, 07/15/08.............     3,757,499
    750,000   Nevada Power Company,
                9.00%, 08/15/13..............       881,250
  1,085,000   NRG Energy, Inc. -- 144A,
                8.00%, 12/15/13..............     1,188,075
    255,000   Reliant Energy, Inc.,
                9.25%, 07/15/10..............       285,600
    915,000   Reliant Energy, Inc.,
                9.50%, 07/15/13..............     1,044,244
    150,000   Texas Genco LLC/Financing --
                144A,
                6.88%, 12/15/14..............       155,813
                                               ------------
                                                 15,454,032
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $302,606,017)..........   321,976,198
                                               ------------
  SHARES
  ------
              COMMON STOCKS -- 0.8%
              BROADCAST SERVICES/MEDIA -- 0.3%
     54,651   Telewest Global, Inc. (Great
                Britain)*....................       960,765
                                               ------------
              LEISURE AND RECREATION -- 0.0%
      2,000   Las Vegas Sands Corp.*.........        96,000
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.5%
      7,533   Crown Castle International
                Corp.*.......................       125,349
     20,340   NTL, Inc.*.....................     1,484,006
                                               ------------
                                                  1,609,355
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $1,906,825)..................     2,666,120
                                               ------------
              CONVERTIBLE PREFERRED STOCKS -- 1.0%
              OIL AND GAS: PIPELINES -- 0.3%
     11,465   Williams Companies,
                Inc. -- 144A, 5.50%..........       960,194
                                               ------------
              OIL, COAL AND GAS -- 0.1%
      2,400   Chesapeake Energy Corp.,
                5.00%........................       293,640
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.6%
     43,235   Crown Castle International
                Corp., 6.25%.................     2,107,706
                                               ------------
              UTILITIES: ELECTRIC -- 0.0%
        245   NRG Energy, Inc. -- 144A,
                4.00%........................       269,500
                                               ------------
              TOTAL CONVERTIBLE PREFERRED
                STOCKS (Cost $3,003,931).....     3,631,040
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              WARRANTS -- 0.1%
      1,125   American Tower Corp.,
                Expires 08/01/08*............  $    258,750
      1,000   IPCS, Inc. -- 144A,
                Expires 07/15/10*(q).........            --
      1,000   IWO Holdings, Inc.,
                Expires 01/15/11*(q).........            --
        750   Mueller Holdings, Inc.,
                Expires 04/15/14*............        52,500
         84   New World Coffee,
                Expires 06/20/06*............             1
      1,000   ONO Finance PLC (Great
                Britain),
                Expires 03/16/11*(q).........            --
        250   Ubiquitel, Inc. -- 144A,
                Expires 04/15/10*(q).........            --
                                               ------------
              TOTAL WARRANTS (Cost
                $75,402).....................       311,251
                                               ------------
 PRINCIPAL
 ---------
              CONVERTIBLE BONDS -- 0.3%
              LEISURE AND RECREATION -- 0.2%
$   645,000   Kerzner International -- 144A
                (Bahama Islands),
                2.38%, 04/15/24..............       787,706
                                               ------------
              SEMICONDUCTORS -- 0.1%
    345,000   Amkor Technologies, Inc.,
                5.75%, 06/01/06..............       339,825
                                               ------------
              TOTAL CONVERTIBLE BONDS (Cost
                $966,774)....................     1,127,531
                                               ------------
              TOTAL SECURITIES (Cost
                $308,558,949)................   329,712,140
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 4.6%
$16,169,442   With Investors Bank and Trust,
                dated 12/31/04, 1.88%, due
                01/03/05, repurchase proceeds
                at maturity $16,171,976
                (Collateralized by various
                Small Business
                Administrations,
                4.88% -- 5.13%, due
                01/25/29 - 05/25/30, with a
                total value of $16,977,914)
                (Cost $16,169,442)...........  $ 16,169,442
                                               ------------
              Total Investments -- 98.3%
                (Cost $324,728,391)..........   345,881,582
              Other assets less
                liabilities -- 1.7%..........     5,890,954
                                               ------------
              NET ASSETS -- 100.0%...........  $351,772,536
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $324,751,218.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $23,835,148
    Gross unrealized depreciation...........   (2,704,784)
                                              -----------
    Net unrealized appreciation.............  $21,130,364
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS -- 97.5%
               ADVERTISING -- 0.4%
     209,774   JC Decaux SA*........  $    6,118,173     FRA
                                      --------------
               AEROSPACE AND DEFENSE -- 2.3%
   1,565,500   Bae Systems PLC......       6,928,277     BRI
     488,834   European Aeronautic
                 Defense and Space
                 Company(d).........      14,197,372     NET
   2,473,290   Rolls-Royce Group
                 PLC*...............      11,729,331     BRI
                                      --------------
                                          32,854,980
                                      --------------
               AGRICULTURE -- 0.1%
   4,566,000   Chaoda Modern
                 Agriculture
                 (Holdings),
                 Ltd. ..............       1,689,001     HNG
                                      --------------
               AIRLINES -- 0.4%
   1,710,200   Qantas Airways,
                 Ltd. ..............       4,958,494     AUS
                                      --------------
               APPAREL: MANUFACTURING -- 0.8%
      65,400   Adidas-Salomon AG*...      10,545,014     GER
      12,800   Benetton Group SpA...         169,106     ITA
                                      --------------
                                          10,714,120
                                      --------------
               AUTOMOBILES/MOTOR VEHICLES -- 4.6%
     147,200   DaimlerChrysler AG*..       7,047,351     GER
      51,700   Honda Motor Company,
                 Ltd. ..............       2,675,180     JPN
     149,740   Hyundai Motor
                 Company*...........       8,028,761     KOR
     476,980   Kia Motors Corp.*....       5,022,782     KOR
   1,122,800   Nissan Motor Company,
                 Ltd. ..............      12,188,649     JPN
     299,000   Suzuki Motor
                 Corp. .............       5,454,375     JPN
     608,200   Toyota Motor
                 Corp. .............      24,714,423     JPN
                                      --------------
                                          65,131,521
                                      --------------
               AUTOMOTIVE EQUIPMENT -- 1.5%
     252,900   Aisin Seiki Company,
                 Ltd. ..............       6,395,201     JPN
     127,500   Alpine Electronics,
                 Inc.(d)............       1,712,093     JPN
      10,200   Georg Fischer AG*....       2,641,720     SWI
   1,128,000   GKN PLC..............       5,122,022     BRI
     115,700   Valeo SA.............       4,838,602     FRA
                                      --------------
                                          20,709,638
                                      --------------
               BANKS -- 19.0%
     589,000   ABN AMRO Holding
                 NV.................      15,587,014     NET
     241,200   Allied Irish Banks
                 PLC................       5,000,946     IRE
   1,023,700   Banca Intesa SpA.....       4,920,529     ITA
     601,200   Banco Bilbao Vizcaya
                 Argentaria SA......      10,652,837     SPA

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
     709,400   Banco Comercial
                 Portugues, SA --
                 Class R............  $    1,820,492     POR
     240,100   Banco Santander
                 Central Hispano
                 SA*(d).............       2,976,451     SPA
   1,812,600   Barclays PLC.........      20,393,924     BRI
     618,900   Bayerische Hypo-und
                 Vereinsbank AG (HVB
                 Group)*............      14,033,718     GER
     198,200   BNP Paribas SA.......      14,343,881     FRA
     179,200   Canadian Imperial
                 Bank of
                 Commerce(d)........      10,799,846     CDA
     158,600   Commonwealth Bank of
                 Australia..........       3,978,663     AUS
     140,300   Danske Bank A/S......       4,297,983     DEN
      19,400   Deutsche Bank AG.....       1,720,615     GER
     365,900   Dexia*(d)............       8,406,178     BEL
     250,800   DNB NOR ASA..........       2,473,557     NOR
     361,700   EFG Eurobank
                 Ergasias...........      12,415,419     GRC
      89,200   ForeningsSparbanken
                 AB.................       2,221,343     SWE
     105,300   Fortis...............       2,909,569     BEL
     126,100   HBOS PLC.............       2,053,110     BRI
     135,700   IKB Deutsche
                 Industriebank AG...       3,753,243     GER
   1,238,200   Joyo Bank, Ltd. .....       6,032,937     JPN
      77,400   Laurentian Bank of
                 Canada(d)..........       1,554,458     CDA
   1,834,700   Lloyds TSB Group
                 PLC................      16,662,011     BRI
         456   Mitsubishi Tokyo
                 Financial Group,
                 Inc. ..............       4,621,321     JPN
      70,200   National Australia
                 Bank, Ltd. ........       1,581,103     AUS
     177,700   National Bank of
                 Canada(d)..........       7,348,195     CDA
      60,100   National Bank of
                 Greece SA..........       1,981,340     GRC
   1,248,500   Nordea Bank AB.......      12,586,822     SWE
     234,700   SanPaolo IMI SpA*....       3,377,962     ITA
     125,100   Societe Generale*....      12,646,135     FRA
     745,200   Standard Chartered
                 PLC................      13,857,143     BRI
     490,100   Suncorp-Metway,
                 Ltd. ..............       6,656,769     AUS
     861,000   The Bank of Yokohama,
                 Ltd. ..............       5,420,055     JPN
     199,000   UBS AG...............      16,686,878     SWI
       1,739   UFJ Holdings,
                 Inc.*..............      10,523,475     JPN
                                      --------------
                                         266,295,922
                                      --------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               BROADCAST SERVICES/MEDIA -- 1.7%
     150,200   Grupo Televisa SA
                 (ADR)..............  $    9,087,100     MEX
     883,200   Seven Network,
                 Ltd.(d)............       4,424,315     AUS
     337,900   Vivendi Universal
                 SA*................      10,777,227     FRA
                                      --------------
                                          24,288,642
                                      --------------
               BUSINESS SERVICES AND SUPPLIES -- 1.2%
   1,671,929   Capita Group PLC.....      11,740,955     BRI
   1,914,700   Marubeni Corp. ......       5,298,916     JPN
                                      --------------
                                          17,039,871
                                      --------------
               CHEMICALS -- 0.9%
      45,100   Akzo Nobel NV*.......       1,921,610     NET
      39,100   Ciba Specialty
                 Chemicals AG*......       2,974,365     SWI
      52,300   K+S AG...............       2,776,606     GER
   1,680,600   Mitsubishi Chemical
                 Corp. .............       5,109,600     JPN
                                      --------------
                                          12,782,181
                                      --------------
               COMPUTER SOFTWARE AND SERVICES -- 1.8%
     129,200   Infosys Technologies,
                 Ltd. (ADR)(d)......       8,954,852     IND
     309,985   Trend Micro, Inc.*...      16,704,512     JPN
                                      --------------
                                          25,659,364
                                      --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 0.5%
     163,900   Creative Technology,
                 Ltd. ..............       2,449,865     SIN
     203,900   Oce NV...............       3,117,392     NET
   2,043,000   TPV Technology,
                 Ltd. ..............       1,222,299     HNG
                                      --------------
                                           6,789,556
                                      --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 3.9%
     354,700   Autostrade SpA*......       9,487,750     ITA
     353,700   Barratt Developments
                 PLC................       4,037,273     BRI
     159,300   Compagnie de
                 Saint-Gobain.......       9,586,308     FRA
     644,700   George Wimpey PLC....       5,006,998     BRI
      43,500   Lafarge SA*..........       4,193,565     FRA
     260,000   Maeda Road
                 Construction
                 Company, Ltd.(d)...       2,042,097     JPN
   2,189,400   Pilkington PLC.......       4,624,013     BRI
     438,000   RMC Group PLC........       7,139,750     BRI
     484,000   Sekisui House,
                 Ltd. ..............       5,631,417     JPN
     211,200   The Berkeley Group
                 Holdings PLC.......       3,280,527     BRI
                                      --------------
                                          55,029,698
                                      --------------

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               CONSUMER GOODS AND SERVICES -- 1.8%
     376,500   Imperial Tobacco
                 Group PLC..........  $   10,315,498     BRI
       1,308   Japan Tobacco,
                 Inc. ..............      14,912,882     JPN
                                      --------------
                                          25,228,380
                                      --------------
               DISTRIBUTION -- 0.9%
   2,054,000   Esprit Holdings,
                 Ltd. ..............      12,420,936     BER
                                      --------------
               DIVERSIFIED SERVICES -- 0.7%
     142,100   BASF AG..............      10,225,999     GER
                                      --------------
               ELECTRONICS -- 2.9%
      56,100   Bang & Olufsen
                 A/S -- Class B(d)..       4,190,161     DEN
     209,000   Hosiden Corp.(d).....       2,311,586     JPN
      39,200   Keyence Corp. .......       8,770,532     JPN
   1,191,000   Minebea Company,
                 Ltd. ..............       5,187,848     JPN
     286,000   Pioneer Corp. .......       5,573,962     JPN
     130,800   Research In Motion,
                 Ltd.*..............      10,780,537     CDA
     810,100   Toshiba Tec Corp. ...       3,836,568     JPN
                                      --------------
                                          40,651,194
                                      --------------
               ENGINEERING -- 0.2%
      72,371   SNC-Lavalin Group,
                 Inc. ..............       3,502,310     CDA
                                      --------------
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                 SERVICES -- 0.3%
     224,700   Pennon Group PLC.....       4,301,297     BRI
                                      --------------
               FINANCIAL SERVICES -- 4.1%
     344,900   Alliance & Leicester
                 PLC................       6,039,337     BRI
     800,900   Bradford & Bingley
                 PLC................       5,162,922     BRI
     226,900   Hitachi Capital
                 Corp. .............       4,676,413     JPN
     155,500   Irish Life &
                 Permanent PLC......       2,913,703     IRE
     235,389   Man Group PLC........       6,652,658     BRI
     124,000   Mitsubishi Securities
                 Company, Ltd. .....       1,355,759     JPN
     932,000   Nikko Cordial
                 Corp. .............       4,931,553     JPN
      96,700   Promise Company,
                 Ltd. ..............       6,897,720     JPN
     225,700   Sampo Oyj -- Class
                 A..................       3,113,587     FIN
      38,300   Sanyo Shinpan Finance
                 Company, Ltd. .....       2,717,053     JPN
     119,100   Sun Life Financial,
                 Inc.(d)............       3,989,875     CDA
      65,500   Takefuji Corp. ......       4,423,261     JPN
   1,386,000   Tokai Tokyo
                 Securities Company,
                 Ltd. ..............       4,254,434     JPN
                                      --------------
                                          57,128,275
                                      --------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE -- 3.4%
     464,700   Asahi Breweries,
                 Ltd. ..............  $    5,746,485     JPN
      15,800   Coca-Cola West Japan
                 Company, Ltd. .....         404,931     JPN
     429,200   Fraser and Neave,
                 Ltd. ..............       4,285,690     SIN
     345,300   Geest PLC............       4,229,787     BRI
   1,537,300   Northern Foods PLC...       5,054,642     BRI
      48,600   Pernod Ricard(d).....       7,436,969     FRA
     325,262   Royal Numico NV*.....      11,716,729     NET
     695,700   Tate & Lyle PLC......       6,314,730     BRI
     106,400   Wolverhampton &
                 Dudley Breweries
                 PLC................       2,243,082     BRI
                                      --------------
                                          47,433,045
                                      --------------
               INSURANCE -- 4.6%
     999,300   Aioi Insurance
                 Company, Ltd. .....       4,606,012     JPN
     105,700   Allianz AG...........      14,007,498     GER
   1,052,600   Aviva PLC............      12,691,830     BRI
     516,700   Britannic Group PLC..       4,523,812     BRI
     105,800   CNP Assurances.......       7,570,631     FRA
   1,939,300   Friends Provident
                 PLC................       5,734,122     BRI
     212,400   ING Groep NV*........       6,419,711     NET
     358,800   Pohjola Group PLC --
                 Class D............       4,136,147     FIN
      31,400   Zurich Financial
                 Services AG*.......       5,235,635     SWI
                                      --------------
                                          64,925,398
                                      --------------
               LEISURE AND RECREATION -- 3.1%
     143,511   Carnival PLC.........       8,756,697     BRI
      88,128   Club Mediterranee
                 SA*(d).............       4,158,192     FRA
   2,447,900   EMI Group PLC........      12,454,916     BRI
     703,971   InterContinental
                 Hotels Group PLC...       8,751,767     BRI
     261,000   NAMCO, Ltd. .........       3,420,824     JPN
     227,400   TUI AG(d)............       5,378,664     GER
                                      --------------
                                          42,921,060
                                      --------------
               MACHINERY -- 1.5%
     148,400   MAN AG*..............       5,710,440     GER
      15,900   Rieter Holding AG....       4,614,370     SWI
      82,500   Saurer AG*...........       4,861,050     SWI
     162,400   Stork NV*............       5,589,845     NET
                                      --------------
                                          20,775,705
                                      --------------
               MANUFACTURING -- 0.4%
     295,710   Assa Abloy AB --
                 Class B*...........       5,050,270     SWE
                                      --------------

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               MEDICAL EQUIPMENT AND SUPPLIES -- 0.8%
     134,730   Essilor International
                 SA CIE Generale
                 D'Optique..........  $   10,546,283     FRA
                                      --------------
               METALS AND MINING -- 1.4%
   1,060,900   BlueScope Steel,
                 Ltd. ..............       6,840,020     AUS
     308,300   Sims Group, Ltd. ....       4,288,669     AUS
     396,900   ThyssenKrupp AG(d)...       8,730,355     GER
                                      --------------
                                          19,859,044
                                      --------------
               OIL, COAL AND GAS -- 8.9%
     602,400   BP PLC...............       5,875,569     BRI
     158,700   CNOOC, Ltd.
                 (ADR)(d)...........       8,599,953     HNG
   2,182,200   Cosmo Oil Company,
                 Ltd. ..............       6,443,253     JPN
     559,200   Eni SpA*.............      13,985,970     ITA
      83,300   Fording Canadian Coal
                 Trust..............       6,440,894     CDA
      76,800   Gazprom OAO -- 144A
                 (ADR)(d)...........       2,726,400     SUR
     175,900   Hellenic Petroleum
                 SA.................       1,910,696     GRC
     287,100   Husky Energy,
                 Inc. ..............       8,204,568     CDA
      12,100   OMV AG...............       3,642,229     AST
     104,212   Petro-Canada.........       5,318,855     CDA
     272,500   Repsol YPF SA........       7,089,210     SPA
     542,700   Saipem SpA...........       6,521,371     ITA
   2,506,300   Shell Transport &
                 Trading Company
                 PLC................      21,365,706     BRI
     722,700   Snam Rete Gas SpA....       4,199,887     ITA
     102,923   Total SA -- Class
                 B..................      22,457,640     FRA
                                      --------------
                                         124,782,201
                                      --------------
               PAPER AND FOREST PRODUCTS -- 0.6%
     231,000   Billerud.............       4,118,917     SWE
      60,360   Fraser Papers,
                 Inc.*..............         783,648     CDA
     301,800   Norbord, Inc.(d).....       3,122,503     CDA
                                      --------------
                                           8,025,068
                                      --------------
               PHARMACEUTICALS -- 3.9%
      35,900   Dainippon
                 Pharmaceutical
                 Company, Ltd. .....         360,679     JPN
   1,118,963   Elan Corp. PLC
                 (ADR)*(d)..........      30,491,742     IRE
     160,800   GlaxoSmithKline PLC..       3,772,754     BRI
     218,200   Santen Pharmaceutical
                 Company, Ltd. .....       4,762,892     JPN
     115,855   Schering AG..........       8,653,509     GER
     280,700   Taisho Pharmaceutical
                 Company, Ltd. .....       6,099,795     JPN
                                      --------------
                                          54,141,371
                                      --------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               PRINTING AND PUBLISHING -- 0.6%
   1,772,900   CIR SpA..............  $    5,247,792     ITA
     126,000   Quebecor World,
                 Inc.(d)............       2,712,390     CDA
                                      --------------
                                           7,960,182
                                      --------------
               REAL ESTATE DEVELOPMENT AND MANAGEMENT
                 SERVICES -- 0.7%
      64,265   Unibail(d)...........      10,104,594     FRA
                                      --------------
               RETAIL -- 4.0%
   1,246,400   Big Food Group PLC...       2,249,503     BRI
   4,077,782   Carphone Warehouse
                 PLC................      13,446,895     BRI
   1,912,500   Dixons Group PLC.....       5,581,440     BRI
      30,100   Galeries Lafayette
                 SA(d)..............       7,724,388     FRA
     521,389   GUS PLC..............       9,395,013     BRI
     168,300   Hudson's Bay
                 Company............       1,881,702     CDA
     590,900   JJB Sports PLC.......       2,005,278     BRI
     279,448   Kingfisher PLC.......       1,661,933     BRI
     340,770   Swatch Group AG*.....      10,129,299     SWI
      10,300   Valora Holding AG....       2,536,276     SWI
                                      --------------
                                          56,611,727
                                      --------------
               RETAIL: SUPERMARKETS -- 0.9%
   1,090,862   J Sainsbury PLC......       5,665,501     BRI
     809,200   Koninklijke Ahold
                 NV*................       6,262,771     NET
                                      --------------
                                          11,928,272
                                      --------------
               RUBBER PRODUCTS -- 0.2%
     150,000   Bridgestone Corp. ...       2,981,875     JPN
                                      --------------
               SEMICONDUCTORS -- 0.1%
     131,158   ASML Holding NV*.....       2,086,724     NET
                                      --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 7.4%
   1,243,480   Alcatel SA*..........      19,332,147     FRA
     582,000   BT Group PLC.........       2,268,403     BRI
     159,600   Elcoteq Network
                 Corp. -- Class A...       3,876,850     FIN
     297,700   France Telecom SA*...       9,846,728     FRA
       2,700   Nippon Telegraph and
                 Telephone Corp. ...      12,102,904     JPN
     298,500   Nokia Oyj (ADR)......       4,677,495     FIN
     152,100   PT Telekomunikasi
                 Indonesia (ADR)*...       3,197,142     IDN
     820,429   Societe Europeenne
                 des Satellites
                 (FDR)*.............      10,582,796     LUX
      20,800   Swisscom AG*.........       8,194,882     SWI
     566,450   Tandberg ASA.........       7,035,978     NOR

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
     318,556   Telefonaktiebolaget
                 LM Ericsson
                 (ADR)*(d)..........  $   10,031,328     SWE
   4,402,233   Vodafone Group PLC...      11,938,856     BRI
                                      --------------
                                         103,085,509
                                      --------------
               TRANSPORTATION -- 1.3%
     144,432   Canadian National
                 Railway Company....       8,805,712     CDA
      28,610   Kuehne & Nagel
                 International AG...       6,164,322     SWI
     777,000   Orient Overseas
                 International,
                 Ltd. ..............       2,944,166     BER
                                      --------------
                                          17,914,200
                                      --------------
               UTILITIES -- 1.2%
      33,900   E.ON AG*.............       3,086,733     GER
     576,700   Kelda Group PLC......       7,003,445     BRI
     548,800   United Utilities
                 PLC................       6,638,285     BRI
                                      --------------
                                          16,728,463
                                      --------------
               UTILITIES: ELECTRIC -- 2.3%
      78,200   Chubu Electric Power
                 Company, Inc. .....       1,874,605     JPN
     553,600   Endesa SA............      12,996,514     SPA
     314,200   Hokkaido Electric
                 Power Company,
                 Inc. ..............       6,169,489     JPN
     245,100   Shikoku Electric
                 Power Company,
                 Inc. ..............       4,776,847     JPN
     239,900   Union Fenosa SA......       6,302,996     SPA
                                      --------------
                                          32,120,451
                                      --------------
               UTILITIES: GAS -- 0.2%
     954,800   Toho Gas Company,
                 Ltd. ..............       3,405,348     JPN
                                      --------------
               TOTAL COMMON STOCKS
                 (Cost
                 $1,135,867,124)....   1,366,906,342
                                      --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 9.1%
$127,122,222   Securities Lending
                 Collateral
                 Investment (Note 4)
                 (Cost
                 $127,122,222)......     127,122,222     USA
                                      --------------
               TOTAL SECURITIES
                 (Cost
                 $1,262,989,346)....   1,494,028,564
                                      --------------
   SHARES
   ------
               RIGHTS -- 0.0%
               AUTOMOTIVE EQUIPMENT
     390,900   TI Automotive,
                 Ltd. -- Class A*
                 (Cost $0)(q).......              --     BRI
                                      --------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                VALUE        COUNTRY
 ---------                            --------------   -------
               REPURCHASE AGREEMENTS -- 1.1%
$ 15,085,220   With Investors Bank
                 and Trust, dated
                 12/31/04, 1.88%,
                 due 01/03/05,
                 repurchase proceeds
                 at maturity
                 $15,087,583
                 (Collateralized by
                 Freddie Mac, 2.95%,
                 due 12/15/31, with
                 a value of
                 $10,500,147 and
                 various Small
                 Business
                 Administrations,
                 4.88% -- 5.13%, due
                 11/25/22-12/25/28,
                 with a total value
                 of $5,339,481)
                 (Cost
                 $15,085,220).......  $   15,085,220     USA
                                      --------------
               Total Investments -- 107.7%
                 (Cost
                 $1,278,074,566)....   1,509,113,784
               Liabilities less
                 other
                 assets -- (7.7)%...    (107,495,840)
                                      --------------
               NET ASSETS --100.0%..  $1,401,617,944
                                      ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $1,282,950,703.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $233,117,631
    Gross unrealized depreciation.........    (6,954,550)
                                            ------------
    Net unrealized appreciation...........  $226,163,081
                                            ============

---------------
See summary of footnotes and abbreviations to portfolios.

                                         PERCENT OF TOTAL
COUNTRY COMPOSITION                    INVESTMENTS AT VALUE
-------------------                    --------------------
Australia (AUS)......................           2.17%
Austria (AST)........................           0.24
Belgium (BEL)........................           0.75
Bermuda (BER)........................           1.02
Canada (CDA).........................           4.99
Denmark (DEN)........................           0.56
Finland (FIN)........................           1.05
France (FRA).........................          10.71
Germany (GER)........................           6.34
Great Britain (BRI)..................          20.85
Greece (GRC).........................           1.08
Hong Kong (HNG)......................           0.76
India (IND)..........................           0.59
Indonesia (IDN)......................           0.21
Ireland (IRE)........................           2.55
Italy (ITA)..........................           3.18
Japan (JPN)..........................          16.40
Korea (KOR)..........................           0.87
Luxembourg (LUX).....................           0.70
Mexico (MEX).........................           0.60
Netherlands (The) (NET)..............           4.43
Norway (NOR).........................           0.63
Portugal (POR).......................           0.12
Russia (SUR).........................           0.18
Singapore (SIN)......................           0.45
Spain (SPA)..........................           2.65
Sweden (SWE).........................           2.26
Switzerland (SWI)....................           4.24
United States (USA)..................           9.42
                                             -------
TOTAL PERCENTAGE.....................         100.00%
                                             =======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                           PORTFOLIOS OF INVESTMENTS

              SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS

                               DECEMBER 31, 2004

Footnotes:

*    Non-income producing security.

(a)  Variable rate security. The rate shown was in effect at December 31, 2004.

(b) Quarterly reset provision. The rate shown was in effect at December 31, 2004.

(c)  Monthly reset provision. The rate shown was in effect at December 31, 2004.

(d) All or part of this security is on loan.

(e) Security is segregated as collateral for written options and/or short sales.

(f)  Security is segregated as initial margin for futures contracts.

(g) Represents a zero coupon bond which will convert to an interest bearing security at a later date.

(h) Bond is in default.

(i) Principal amount shown for this debt security is denominated in New Zealand Dollars.

(j)  Principal amount shown for this debt security is denominated in Euros.

(k) Principal amount shown for this debt security is denominated in Swedish
    Krona.

(l)  Principal amount shown for this debt security is denominated in Mexican
     Pesos.

(m) Variable rate security. The interest rate is based on the credit rating of the issuer. The rate shown was in effect at December 31, 2004.

(n) Floating rate security. The interest rate is subject to change semi-annually based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at December 31, 2004.

(o) PIK ("Payment-In-Kind") bond. These bonds pay interest in the form of additional bonds.

(p) Issuer was in bankruptcy reorganization at the time of maturity. Recovery will be determined at the conclusion of the bankruptcy.

(q) Fair valued at December 31, 2004.

Abbreviations:

ADR American Depository Receipt.

FDR Foreign Depository Receipt.

GDR Global Depository Receipt.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                             PORTFOLIO COMPOSITION

                               DECEMBER 31, 2004

The following charts summarize the portfolio composition of each Series by asset type.

MONEY MARKET SERIES
Commercial Paper................................    43.2%
Domestic Certificates of Deposit................     4.3
Yankee Certificates of Deposit..................    16.3
Medium Term Corporate Notes.....................     1.6
Short Term US Government Agency Securities......    23.3
Short Term Corporate Notes......................     3.8
Repurchase Agreements...........................     7.4
Other assets less liabilities...................     0.1
                                                   -----
                                                   100.0%
                                                   =====
HIGH QUALITY BOND SERIES
Corporate Bonds and Notes.......................    76.4%
US Treasury Securities..........................     3.4
US Government Agency Securities.................    16.4
Foreign Government Obligations..................     3.1
Securities Lending Collateral...................     3.6
Repurchase Agreements...........................     0.1
Liabilities less other assets...................    (3.0)
                                                   -----
                                                   100.0%
                                                   =====
INTERMEDIATE GOVERNMENT BOND SERIES
US Treasury Securities..........................    67.6%
US Government Agency Securities.................    27.6
Corporate Bonds and Notes.......................    16.4
Securities Lending Collateral...................    25.0
Repurchase Agreements...........................     2.4
Liabilities less other assets...................   (39.0)
                                                   -----
                                                   100.0%
                                                   =====
CORE BOND SERIES
US Treasury Securities..........................    27.3%
US Government Agency Securities.................    43.3
Corporate Bonds and Notes.......................    34.7
Municipal Bonds.................................     0.1
Foreign Government Obligations..................     3.0
Preferred Corporate Bonds and Notes.............     0.1
Short Term Commercial Paper.....................     0.7
Short Term US Treasury Securities...............     0.9
Securities Lending Collateral...................    21.6
Repurchase Agreements...........................     2.8
Securities Sold Short...........................   (10.1)
Liabilities less other assets...................   (24.4)
                                                   -----
                                                   100.0%
                                                   =====
BALANCED SERIES
Common Stocks...................................    63.6%
US Treasury Securities..........................     9.0
US Government Agency Securities.................    16.1
BALANCED SERIES (CONTINUED)
Corporate Bonds and Notes.......................    12.0%
Municipal Bonds.................................     0.1
Foreign Government Obligations..................     1.1
Short Term Commercial Paper.....................     0.2
Securities Lending Collateral...................     5.9
Repurchase Agreements...........................     2.1
Securities Sold Short...........................    (3.5)
Liabilities less other assets...................    (6.6)
                                                   -----
                                                   100.0%
                                                   =====
VALUE & INCOME SERIES
Common Stocks...................................    97.4%
Securities Lending Collateral...................     4.0
Repurchase Agreements...........................     2.5
Liabilities less other assets...................    (3.9)
                                                   -----
                                                   100.0%
                                                   =====
GROWTH & INCOME SERIES
Common Stocks...................................    99.4%
Securities Lending Collateral...................     7.5
Short Term US Treasury Securities...............     0.0
Repurchase Agreements...........................     0.6
Liabilities less other assets...................    (7.5)
                                                   -----
                                                   100.0%
                                                   =====
EQUITY GROWTH SERIES
Common Stocks...................................    98.5%
Warrants........................................     0.0
Securities Lending Collateral...................     8.9
Repurchase Agreements...........................     1.8
Liabilities less other assets...................    (9.2)
                                                   -----
                                                   100.0%
                                                   =====
MID-CAP VALUE SERIES
Common Stocks...................................    95.0%
Securities Lending Collateral...................    14.1
Repurchase Agreements...........................     5.5
Liabilities less other assets...................   (14.6)
                                                   -----
                                                   100.0%
                                                   =====
MID-CAP GROWTH SERIES
Common Stocks...................................    97.4%
Securities Lending Collateral...................    24.0
Repurchase Agreements...........................     2.4
Liabilities less other assets...................   (23.8)
                                                   -----
                                                   100.0%
                                                   =====

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2004

The following charts summarize the portfolio composition of each Series by asset type.

SMALL-CAP VALUE SERIES
Common Stocks...................................    99.3%
Securities Lending Collateral...................    12.8
Repurchase Agreements...........................     0.8
Liabilities less other assets...................   (12.9)
                                                   -----
                                                   100.0%
                                                   =====
SPECIAL EQUITY SERIES
Common Stocks...................................    97.0%
Securities Lending Collateral...................    13.9
Short Term US Treasury Securities...............     0.1
Repurchase Agreements...........................     2.1
Liabilities less other assets...................   (13.1)
                                                   -----
                                                   100.0%
                                                   =====
SMALL-CAP GROWTH SERIES
Common Stocks...................................    98.3%
Securities Lending Collateral...................    28.9
Repurchase Agreements...........................     1.8
Liabilities less other assets...................   (29.0)
                                                   -----
                                                   100.0%
                                                   =====
AGGRESSIVE EQUITY SERIES
Common Stocks...................................    99.7%
Securities Lending Collateral...................    10.6
Liabilities less other assets...................   (10.3)
                                                   -----
                                                   100.0%
                                                   =====
HIGH YIELD BOND SERIES
Corporate Bonds and Notes.......................    91.5%
Common Stocks...................................     0.8
Convertible Preferred Stocks....................     1.0
Warrants........................................     0.1
Convertible Bonds...............................     0.3
Repurchase Agreements...........................     4.6
Other assets less liabilities...................     1.7
                                                   -----
                                                   100.0%
                                                   =====
INTERNATIONAL EQUITY SERIES
Common Stocks...................................    97.5%
Securities Lending Collateral...................     9.1
Rights..........................................     0.0
Repurchase Agreements...........................     1.1
Liabilities less other assets...................    (7.7)
                                                   -----
                                                   100.0%
                                                   =====

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of sixteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Intermediate Government Bond Portfolio, the Core Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Mid-Cap Value Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, the Aggressive Equity Portfolio, the High Yield Bond Portfolio, and the International Equity Portfolio (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2. SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATION:

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the last settlement price on the exchange on which they are traded. When valuations are not readily available, securities will be valued at their fair value as determined by the Board of Trustees.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value when the investment advisor deems that the particular event or circumstance would materially affect its asset value. In accordance with procedures adopted by the Board of Trustees, the International Equity Series applies fair value pricing procedures on a daily basis for all non-U.S. and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Series' investment advisor determines that use of another valuation methodology is appropriate.

     B. REPURCHASE AGREEMENTS:

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series' investment advisor, subject to the seller's agreement to repurchase and the Series' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C. FOREIGN CURRENCY TRANSLATION:

The accounting records of each Series are maintained in US dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to US dollars based on the prevailing exchange rates each business day. Income, expenses, purchases and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

Each Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series' books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

     D. FOREIGN CURRENCY FORWARD CONTRACTS:

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward contract is extinguished, through delivery or by entering into another offsetting foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

As of December 31, 2004, the Series had outstanding foreign currency forward contracts as listed in Note 10.

     E. WRITTEN OPTIONS:

Each Series, with the exception of the Money Market Series, may write options. When a Series writes an option, an amount equal to the premium received by the Series is included in the Series' Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

As of December 31, 2004, none of the Series had written options contracts outstanding.

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Transactions in options written for the year ended December 31, 2004 were as follows:

                                                         CORE BOND                  BALANCED
                                                 -------------------------   ----------------------
                                                  NUMBER OF                  NUMBER OF
                                                  CONTRACTS     PREMIUMS     CONTRACTS    PREMIUMS
                                                 -----------   -----------   ----------   ---------
Call options outstanding at December 31,
  2003.........................................           --   $        --           --   $      --
Call options written...........................   11,600,175       186,032    1,200,016      18,065
Call options terminated in closing purchase
  transactions.................................  (11,600,175)     (186,032)  (1,200,016)    (18,065)
Call options expired...........................           --            --           --          --
                                                 -----------   -----------   ----------   ---------
Call options outstanding at December 31,
  2004.........................................           --   $        --           --   $      --
                                                 ===========   ===========   ==========   =========
Put options outstanding at December 31, 2003...    9,625,278   $   444,723    1,050,030   $  48,164
Put options written............................          793       867,505           78      84,094
Put options terminated in closing purchase
  transactions.................................   (9,626,071)   (1,312,228)  (1,050,108)   (132,258)
Put options expired............................           --            --           --          --
                                                 -----------   -----------   ----------   ---------
Put options outstanding at December 31, 2004...           --   $        --           --   $      --
                                                 ===========   ===========   ==========   =========

     F. FUTURES CONTRACTS:

Each Series may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. These contracts may involve market risk in excess of the unrealized gains or loss reflected in the Series' Statement of Assets and Liabilities.

Use of long futures contracts subjects the Series to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contracts. Use of short futures contracts subjects the Series to unlimited risk of loss. The Series may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Series' credit risk is limited to failure of the exchange or board of trade.

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Open futures contracts as of December 31, 2004:

                                                                       VALUE AS OF    NET UNREALIZED
                      NUMBER OF                           EXPIRATION   DECEMBER 31,   APPRECIATION/
SERIES                CONTRACTS        DESCRIPTION           DATE          2004       (DEPRECIATION)
------               -----------   --------------------   ----------   ------------   --------------
Core Bond..........     283 Long   US Long Bond Future    March 2005   $ 31,837,500     $ 245,885
                     1,217 Short   US Treasury Notes 5
                                     Year Future          March 2005    133,299,531       (62,542)
                       426 Short   US Treasury Notes 10
                                     Year Future          March 2005     47,685,375      (108,564)
                                                                                        ---------
                                                                                        $  74,779
                                                                                        =========
Balanced...........      79 Long   US Long Bond Future    March 2005   $  8,887,500     $ 133,179
                       115 Short   US Treasury Notes 5
                                     Year Future          March 2005     12,596,094         1,174
                        41 Short   US Treasury Notes 10
                                     Year Future          March 2005      4,589,438        (8,911)
                                                                                        ---------
                                                                                        $ 125,442
                                                                                        =========
Growth & Income....      10 Long   S&P 500 Future         March 2005   $    606,875     $   4,480
                                                                                        =========
Special Equity.....       8 Long   Russell 2000 Future    March 2005   $  2,615,800     $  39,935
                                                                                        =========

     G. SHORT SALES:

Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which the Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series' obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. During the year ended December 31, 2004, the Core Bond Series and the Balanced Series had short sales.

     H. DOLLAR ROLLS:

Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA's) in which the Series sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Series must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series are required to purchase may decline below the agreed upon repurchase price of those securities.

     I. FEDERAL INCOME TAXES:

It is the Series' intention to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     J. SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     K. OPERATING EXPENSES:

The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among the series based on their relative net assets, or another methodology that is appropriate based on the circumstances.

     L. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

Transamerica Financial Life Insurance Company, Inc. ("TFLIC"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). The Advisor is an indirect, wholly-owned subsidiary of AEGON, a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON N.V., a corporation based in The Netherlands which is a publicly traded international insurance group. TFLIC has sub-accounts which invest in the corresponding Series Portfolios as follows:

TFLIC SUB-ACCOUNT                                             INVESTMENT IN PORTFOLIO
-----------------                                             -----------------------
Money Market................................................           10.42%
High Quality Bond...........................................           13.82
Intermediate Government Bond................................           22.14
Core Bond...................................................           11.07
Balanced....................................................           35.80
Value & Income..............................................           25.44
Growth & Income.............................................           26.24
Equity Growth...............................................           20.72
Mid-Cap Value...............................................           04.33
Mid-Cap Growth..............................................           00.32
Small-Cap Value.............................................           00.04
Special Equity..............................................           29.72

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


TFLIC SUB-ACCOUNT                                             INVESTMENT IN PORTFOLIO
-----------------                                             -----------------------
Small-Cap Growth............................................           00.00%
Aggressive Equity...........................................           24.39
High Yield Bond.............................................           08.89
International Equity........................................           14.10

The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fees for certain Series.

For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of each Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor. Payment of fees to the Subadvisors is the responsibility of the Advisor, and is not an additional expense of a Series.

For its services, the Advisor receives a fee from each Series, and the Subadvisors receive a fee from the Advisor, at an annual rate equal to the percentages specified in the table below of the portion of the corresponding Series' average daily net assets which they subadvise.

                                                                         ADVISOR       SUBADVISOR
PORTFOLIO SERIES                             PORTFOLIO SUBADVISOR        FEE (%)        FEE (%)
----------------                       --------------------------------  -------       ----------
Money Market Series..................  GE Asset Management, Inc.*         0.25            0.05
High Quality Bond Series.............  Merganser Capital Management LP    0.35                (2)
Intermediate Government Bond
  Series.............................  (3)                                0.35(1)             (4)
Core Bond Series.....................  BlackRock Advisors, Inc.           0.35                (5)
Balanced Series......................  (6)                                0.45(1)             (7)
Value & Income Series................  (8)                                0.45                (9)
Growth & Income Series...............  (10)                               0.60                (11)
Equity Growth Series.................  (12)                               0.62                (13)
Mid-Cap Value Series.................  Cramer, Rosenthal, McGlynn LLC     0.67(1)             (14)
Mid-Cap Growth Series................  Columbus Circle Investors**        0.72(1)             (15)
Small-Cap Value Series...............  Sterling Capital Management LLC    0.82(1)         0.50
Special Equity Series................  (16)                               0.80                (17)
Small-Cap Growth Series..............  Delaware Management Company        0.87(1)         0.50
Aggressive Equity Series.............  Turner Investment Partners,
                                       Inc.***                            0.77(1)****         (18)
High-Yield Bond Series...............  Eaton Vance Management             0.55(1)             (19)
International Equity Series..........  (20)                               0.75                (21)

---------------

* Effective June 18, 2004, GE Asset Management, Inc. replaced Capital Management Group.

** Effective August 27, 2004, Columbus Circle Investors replaced Dresdner RCM Global Investors LLC.

*** Effective September 21, 2004, Turner Investment Partners, Inc. replaced McKinley Capital Management, Inc.

**** For the period January 1, 2004 to September 23, 2004, the Advisor fee was
     0.97%.

(1)  The Advisor is currently voluntarily waiving a portion of its fee.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


(2) 0.20% on the first $100,000,000 in average daily net assets, 0.15% on the next $100,000,000 in average daily net assets, 0.10% on the next $100,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $300,000,000.

(3) The Intermediate Government Bond Series has two subadvisors: Allegiance Investment Management, LLC and Stephens Capital Management.

     During the year ended December 31, 2004, the Intermediate Government Bond Series executed $370,672 of purchase transactions and $1,696,416 of sales transactions through Stephens Inc., an affiliate of the Portfolio's subadvisor. Commissions paid for such transactions amounted to $625.

(4) Allegiance Investment Management, LLC received 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $30,000,000 in average daily net assets, 0.20% on the next $50,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $100,000,000. Stephens Capital Management received 0.10% on all average daily net assets.

(5) The market values of the fixed income securities of the Core Bond Series and Balanced Series were combined to determine the fee at the rate of 0.12% on the first $1,000,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $1,000,000,000.

(6) The Balanced Series has two subadvisors: Aeltus Investment Management, Inc. and BlackRock Advisors, Inc. for equity and fixed income securities, respectively.

(7) Aeltus Investment Management, Inc. received 0.15% on the first $300,000,000 in average daily net assets, 0.125% on the next $700,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $1,000,000,000. BlackRock Advisors, Inc. received 0.12% on the first $1,000,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $1,000,000,000 on the combined market values of the fixed income securities of the Core Bond Series and Balanced Series.

(8) The Value & Income Series has two subadvisors: Alliance Capital Management LP and AllianceBernstein.

     During the year ended December 31, 2004, the Value & Income Series executed $520,246,721 of purchase transactions and $430,265,555 of sales transactions through Sanford C. Bernstein & Co. LLC, an affiliate of Alliance Capital Management LP and AllianceBernstein. Commissions paid for such transactions amounted to $1,356,078.

(9) Alliance Capital Management LP received 0.27% on the first $300,000,000 in average daily net assets, 0.15% on the next $700,000,000 in average daily net assets, 0.12% on the next $1,000,000,000 in average daily net assets and 0.11% on all average daily net assets in excess of $2,000,000,000. AllianceBernstein received 0.27% on the first $300,000,000 in average daily net assets, 0.16% on the next $700,000,000 in average daily net assets and 0.13% on all average daily net assets in excess of $1,000,000,000.

(10) The Growth & Income Series has three subadvisors: Effective May 4, 2004, Ark Asset Management Company, Inc., Goldman Sachs Asset Management, LP and Aronson + Johnson + Ortiz, LP replaced Aeltus Investment Management, Inc. and Credit Suisse Asset Management.

     During the year ended December 31, 2004, the Growth & Income Series executed $43,672,966 of purchase transactions and $45,413,667 of sales transactions through Goldman Sachs Company, an affiliate of Goldman Sachs Asset Management, LP. Commissions paid for such transactions amounted to $49,542.

     During the year ended December 31, 2004, the Growth & Income Series executed $91,609 of purchase transactions and $3,955,539 of sales transactions through Spear, Leeds & Kellogg, an affiliate of Goldman Sachs Asset Management, LP. Commissions paid for such transactions amounted to $2,018.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


   During the year ended December 31, 2004, the Growth & Income Series executed $121,045 of purchase transactions through Wave Securities LLC, an affiliate of Goldman Sachs Asset Management, LP. Commissions paid for such transactions amounted to $65.

(11) For the period January 1, 2004 to May 4, 2004, Aeltus Investment Management, Inc. received 0.15% on the first $300,000,000 in average daily net assets, 0.125% on the next $700,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $1,000,000,000. For the period January 1, 2004 to May 4, 2004, Credit Suisse Asset Management received 0.30% on the first $100,000,000 in average daily net assets, 0.20% on the next $200,000,000 in average daily net assets, 0.15% on the next $200,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $500,000,000. For the period May 5, 2004 to December 31, 2004, Ark Asset Management, Inc. received 0.20% on the first $750,000,000 in average daily net assets, 0.18% on the next $250,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $1,000,000,000. For the period May 5, 2004 to December 31, 2004, Goldman Sachs Asset Management, LP received 0.14% on the first $500,000,000 in average daily net assets, 0.12% on the next $1,000,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $1,500,000,000. For the period May 5, 2004 to December 31, 2004, Aronson + Johnson + Ortiz, LP received 0.30% on the first $250,000,000 in average daily net assets, 0.20% on the next $250,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $500,000,000. If assets are less than $100,000,000, then Aronson + Johnson + Ortiz, LP will receive 0.55% on the first $50,000,000 in average daily net assets and 0.35% on all average daily net assets in excess of $50,000,000.

(12) The Equity Growth Series has two subadvisors: Ark Asset Management Company, Inc. and Marsico Capital Management LLC. Effective September 22, 2004, the third subadvisor, Dresdner RCM Global Investors, LLC was terminated.

     During the year ended December 31, 2004, the Equity Growth Series executed $16,664,388 of purchase transactions and $3,417,211 of sales transactions through Bank of America International, an affiliate of Marsico Capital Management LLC. Commissions paid for such transactions amounted to $24,051.

(13) For the period January 1, 2004 to September 23, 2004, Dresdner RCM Global Investors, LLC received 0.22% on the first $700,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $700,000,000. Ark Asset Management Company, Inc. received 0.20% of all average daily net assets. Marsico Capital Management LLC received 0.30% on the first $1,000,000,000 in average daily net assets and 0.25% on all average daily net assets in excess of $1,000,000,000. If assets are greater than $2,000,000,000, then Marsico Capital Management LLC will receive 0.27% on all average daily net assets.

(14) 0.70% on the first $25,000,000 in average daily net assets, 0.40% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $300,000,000.

(15) For the period January 1, 2004 to August 26, 2004, Dresdner RCM Global Investors, LLC received 0.82% on the first $25,000,000 in average daily net assets, 0.46% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets and 0.23% on all average daily net assets in excess of $100,000,000. For the period August 27, 2004 to December 31, 2004, Columbus Circle Investors received 0.40% on the first $135,000,000 in average daily net assets and 0.35% on all average daily net assets in excess of $135,000,000.

(16) The Special Equity Series has five subadvisors: EARNEST Partners, LLC, Wellington Management Company LLP, RS Investments Management LP, Seneca Capital Management LLC and INVESCO, Inc. Effective December 16, 2004, EARNEST Partners, LLC replaced Westport Asset Management, Inc.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


(17) Wellington Management Company LLP received 0.45% on the first $200,000,000 of average daily net assets and 0.375% on average daily net assets in excess of $200,000,000. For the period January 1, 2004 to December 15, 2004, Westport Asset Management, Inc. received 0.50% of all average daily net assets. For the period December 16, 2004 to December 31, 2004, EARNEST Partners LLC received 0.50% of all average daily net assets. RS Investments Management LP received 0.50% on the first $100,000,000 in average daily net assets and 0.40% on all average daily net assets in excess of $100,000,000. Seneca Capital Management LLC received 0.43% on the first $200,000,000 in average daily net assets and 0.33% on all average daily net assets in excess of $200,000,000. INVESCO, Inc. received 0.55% on the first $100,000,000 in average daily net assets, 0.45% on the next $100,000,000 in average daily net assets, 0.30% on the next $100,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $300,000,000.

(18) For the period January 1, 2004 to September 20, 2004, McKinley Capital Management, Inc. received 45% on the first $100,000,000 in average daily net assets, 0.35% on the next $200,000,000 in average daily net assets and 0.25% on all average daily net assets in excess of $300,000,000. For the period September 21, 2004 to December 31, 2004, Turner Investment Partners, Inc. received 0.35% on the first $100,000,000 in average daily net assets, 0.30% on the next $200,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $500,000,000.

(19) 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $20,000,000 in average daily net assets, 0.20% on the next $85,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $125,000,000.

(20) The International Equity Series has two subadvisors: LSV Asset Management and Wellington Management Company LLP. Effective March 18, 2004, LSV Asset Management and Wellington Management Company LLP replaced Capital Guardian Trust Company.

(21) For the period January 1, 2004 to March 17, 2004, Capital Guardian Trust Company received 0.75% on the first $25,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.425% on the next $200,000,000 in average daily net assets and 0.375% on all average daily net assets in excess of $250,000,000. The following fee discount was applied on the total eligible equity, convertible and balanced assets managed: Assets between $500,000,000 and $750,000,000 have a 5% fee reduction; assets between $750,000,000 and $1,000,000,000 have a 7.5% fee reduction and assets above $1,000,000,000 have a 10% fee reduction. For the period March 18, 2004 to December 31, 2004, LSV Asset Management received 0.45% on the first $100,000,000 in average daily net assets, 0.40% on the next $100,000,000 in average daily net assets, 0.37% on the next $400,000,000 in average daily net assets, 0.35% on the next $200,000,000 in average daily net assets and 0.33% on all average daily net assets in excess of $800,000,000. For the period March 18, 2004 to December 31, 2004, Wellington Management Company LLP received 0.375% on the first $400,000,000 in average daily net assets, 0.35% on the next $600,000,000 in average daily net assets and 0.325% on all average daily net assets in excess of $1,000,000,000.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

For the year ended December 31, 2004, the Advisor has voluntarily undertaken to waive fees to the extent the expenses of a Series exceed the following expense caps (as a proportion of average daily net assets):

FUND                                                               EXPENSE CAP
----                                                          ----------------------
Money Market Series.........................................  30 basis points (b.p.)
High Quality Bond Series....................................         40 b.p.
Intermediate Government Bond Series.........................         40 b.p.
Core Bond Series............................................         40 b.p.
Balanced Series.............................................         50 b.p.
Value & Income Series.......................................         50 b.p.
Growth & Income Series......................................         65 b.p.
Equity Growth Series........................................         65 b.p.
Mid-Cap Value Series........................................         70 b.p.
Mid-Cap Growth Series.......................................         75 b.p.
Small-Cap Value Series......................................         85 b.p.
Special Equity Series.......................................         85 b.p.
Small-Cap Growth Series.....................................         90 b.p.
Aggressive Equity Series....................................         80 b.p.*
High Yield Bond Series......................................         60 b.p.
International Equity Series.................................         90 b.p.

---------------

* For the period January 1, 2004 to September 23, 2004, the expense cap was 100 b.p.

Certain trustees and officers of the Series Portfolio and of the funds that invest in the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Series Portfolio or the funds that invest in the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration earned by non-affiliated trustees of the Series Portfolio from the Series Portfolio for the year ended December 31, 2004 amounted to $66,087.

4. SECURITIES LENDING

All Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Each Series receives compensation, net of related expenses, for lending its securities which is reported on the Statements of Operations. The reported compensation includes interest income on short term investments

                        DIVERSIFIED INVESTORS PORTFOLIOS

4. SECURITIES LENDING (CONTINUED)

purchased with cash collateral received. At December 31, 2004, the Series loaned securities having market values as follows:

                                                                             CASH COLLATERAL
                                                              MARKET VALUE      RECEIVED
                                                              ------------   ---------------
High Quality Bond Series....................................  $ 23,974,692    $ 24,475,000
Intermediate Government Bond Series.........................    62,908,746      64,248,067
Core Bond Series............................................   349,712,770     357,709,666
Balanced Series.............................................    24,076,226      24,760,913
Value & Income Series.......................................   104,493,829     108,351,744
Growth & Income Series......................................    81,557,775      85,014,118
Equity Growth Series........................................   195,850,405     203,440,449
Mid-Cap Value Series........................................    56,892,110      58,613,178
Mid-Cap Growth Series.......................................    48,526,678      50,393,267
Small-Cap Value Series......................................    21,217,862      22,031,456
Special Equity Series.......................................   164,266,229     171,006,787
Small-Cap Growth Series.....................................    30,242,966      31,366,433
Aggressive Equity Series....................................    40,844,573      42,298,930
International Equity Series.................................   120,660,011     127,122,222

The cash collateral received by each Series was pooled and at December 31, 2004 was invested in the following securities:

Bank of America Corp., Floating Rate Note, 2.27%(1),
  01/18/05
Bank of America Corp., Floating Rate Note, 2.26%(1),
  02/15/05
Bank of Montreal, Time Deposit, 2.26%, 01/28/05
Bank of Nova Scotia, Time Deposit, 2.33%, 01/13/05
Bank of Nova Scotia, Time Deposit, 2.33%, 01/24/05
Bank of Nova Scotia, Time Deposit, 2.32%, 02/08/05
Barclays Global Investors Money Market Fund -- Institutional
  Shares
BNP Paribas, Time Deposit, 2.30%, 02/01/05
BNP Paribas, Time Deposit, 2.30%, 02/23/05
Calyon, Time Deposit, 2.27%, 01/20/05
Calyon, Time Deposit, 2.34%, 02/02/05
Calyon, Time Deposit, 2.44%, 03/16/05
Canadian Imperial Bank of Commerce, Floating Rate Note,
  2.02%(1), 11/04/05
Citigroup, Inc. Time Deposit, 2.06%, 01/25/05
Credit Suisse First Boston Corp., Floating Rate Note,
  2.33%(1), 09/09/05
Den Danske Bank, Time Deposit, 2.26%, 01/20/05
Dexia Bank, Time Deposit, 2.04%, 01/21/05
Dreyfus Cash Management Plus Fund -- Institutional Shares
Freddie Mac, US Government Agency Discount Note, 2.28%(2),
  02/01/05
General Electric Capital Corp., Commercial Paper, 2.29%(2),
  01/10/05
General Electric Capital Corp., Commercial Paper, 2.29%(2),
  01/21/05
General Electric Capital Corp., Commercial Paper, 2.25%(2),
  02/01/05
Goldman Sachs Financial Square Prime Obligations
  Fund -- Institutional Shares
Goldman Sachs Group, Inc., Floating Rate Note, 2.33%(1),
  01/27/05
Goldman Sachs Group, Inc., Floating Rate Note, 2.34%(1),
  03/29/05
Harris Trust & Savings Bank, Time Deposit, 2.23%, 01/03/05

                        DIVERSIFIED INVESTORS PORTFOLIOS

4. SECURITIES LENDING (CONTINUED)

Lloyds TSB Bank, Time Deposit, 2.28%, 02/02/05
Merrill Lynch Premier Institutional Fund -- Institutional
  Shares
Merrimac Cash Fund -- Premium Class
Morgan Stanley, Floating Rate Commercial Paper, 2.39%(1),
  06/05/05
Morgan Stanley, Floating Rate Commercial Paper, 2.39%(1),
  07/19/05
Royal Bank of Canada, Time Deposit, 2.25%, 01/19/05
Royal Bank of Canada, Time Deposit, 2.26%, 02/01/05
Royal Bank of Scotland, Time Deposit, 2.01%, 01/20/05
Royal Bank of Scotland, Time Deposit, 2.02%, 01/21/05
Royal Bank of Scotland, Time Deposit, 2.27%, 02/02/05
Svenska Handelsbanken, New York, Time Deposit, 2.25%,
  01/10/05
The Bear Stearns Companies, Inc., Floating Rate Note,
  2.45%(1), 06/05/05
The Bear Stearns Companies, Inc., Floating Rate Note,
  2.45%(1), 09/08/05
Toronto Dominion Bank, Time Deposit, 2.42%, 03/01/05
Wells Fargo Bank, Time Deposit, 2.32%, 01/14/05

---------------

(1) Variable rate security. The rate shown was in effect at December 31, 2004.

(2) Represents yield to maturity at time of purchase.

Information pertaining to the investment of the cash collateral is shown on the Series' Portfolio of Investments.

5. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the year ended December 31, 2004 were as follows:

                                                                     COST OF          PROCEEDS
                                                                    PURCHASES        FROM SALES
                                                                 ---------------   ---------------
High Quality Bond Series...............  Government Obligations  $   126,006,380   $    82,084,425
                                         Other                       301,487,334       230,905,553
Intermediate Government Bond Series....  Government Obligations    1,486,752,661     1,435,241,541
                                         Other                        50,028,213        90,558,517
Core Bond Series.......................  Government Obligations   13,040,591,255    12,682,493,110
                                         Other                       972,266,984     1,000,006,684
Balanced Series........................  Government Obligations    1,155,881,776     1,128,940,993
                                         Other                       267,168,809       322,143,570
Value & Income Series..................  Other                     1,266,327,595     1,026,332,876
Growth & Income Series.................  Other                     1,940,368,092     1,960,453,610
Equity Growth Series...................  Other                     2,768,331,582     2,600,896,047
Mid-Cap Value Series...................  Other                       534,084,070       414,858,245
Mid-Cap Growth Series..................  Other                       426,921,301       406,458,366
Small-Cap Value Series.................  Other                       102,907,717        57,136,725
Special Equity Series..................  Other                     1,278,890,895     1,444,778,369
Small-Cap Growth Series................  Other                        94,631,660        78,461,609
Aggressive Equity Series...............  Other                       920,241,917       939,620,234
High Yield Bond Series.................  Other                       291,830,050       230,886,598
International Equity Series............  Other                     2,132,546,125     1,952,609,860

                        DIVERSIFIED INVESTORS PORTFOLIOS

6. LEGAL AND REGULATORY MATTERS

On December 12, 2003, the Series Portfolio received a copy of a complaint (the "Complaint") filed in the United States Bankruptcy Court for the Southern District of New York styled Enron Corp. v. J. P. Morgan Securities, Inc. et al. The Complaint names as defendants the Intermediate Government Bond Portfolio and the Value & Income Portfolio (the "Subject Portfolios") and alleges that Enron Corp. ("Enron") transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the "Notes") and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the "Bankruptcy Code"). The Complaint seeks to hold the defendants, including the Subject Portfolios, liable for these transfers as preferential transfers or as fraudulent transfers under the Bankruptcy Code. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale by the Intermediate Government Bond Portfolio of approximately $2.4 million of the Notes on or about October 30, 2001 and the sale by the Value & Income Portfolio of approximately $10.3 million of the Notes on or about October 30, 2001 are in dispute. The Subject Portfolios joined other defendants in moving to dismiss all counts of the Complaint in 2004. The motion was heard in September 2004. As of February 15, 2005, no ruling had yet been issued. If the motion to dismiss is denied in whole or in part, the suit may proceed to the active discovery phase, but that has not yet occurred. The Subject Portfolios and their counsel have reviewed the Subject Portfolios' records concerning the factual background of the allegations in the Complaint, defenses to the allegations in the Complaint and whether third parties might be partially or wholly liable to the Subject Portfolios for any loss sustained in connection with the Complaint. Only limited formal discovery has taken place. The Subject Portfolios are not in a position to predict the likelihood that Enron would prevail, in whole or in part, in its claims against the Subject Portfolios and whether, in such event, any third party might be liable to the Subject Portfolios.

     SUBSEQUENT EVENTS

Diversified Investors Securities Corp. ("DISC") is the distributor for each of the Series and a subsidiary of the Series Portfolio's investment advisor, Diversified Investment Advisors, Inc. ("DIA").

On February 18, 2005, DISC was notified by NASD staff that it had made a preliminary determination to recommend disciplinary action against DISC based on claims of alleged market timing activity in the Diversified Investors International Equity Fund and the Diversified Institutional International Equity Fund (collectively, the "International Equity Funds") between July 1, 2003 and October 31, 2003. NASD staff contends that DISC facilitated certain shareholders' trading in the International Equity Funds in contravention of prospectus provisions that took effect on or about July 1, 2003, and otherwise violated NASD rules. NASD staff also has alleged that DISC violated certain record retention rules relating to email communications.

Like many U.S. financial services companies, DISC and DIA have responded to requests for information from various governmental and self-regulatory agencies in connection with investigations related to mutual fund trading activities. DISC and DIA have cooperated fully with each request.

Although it is not anticipated that these developments will have an adverse effect on the Series Portfolio, there can be no assurance at this time.

7. PROXY VOTING POLICIES AND PROCEDURES

A description of the Series Portfolio's proxy voting policies and procedures is included in the Statement of Additional Information ("SAI"), which is available without charge, upon request: (i) by calling 1-800-755-5803; (ii) on the Series Portfolio's website at www.divinvest.com (Click on the icon for Sponsors, then click on the icon for Corporate, then click on Investments) or (iii) on the SEC's website at www.sec.gov. In addition, the Series is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Series' filing for the twelve months ended

                        DIVERSIFIED INVESTORS PORTFOLIOS

7. PROXY VOTING POLICIES AND PROCEDURES (CONTINUED)

June 30, 2004, is available without charge, upon request: (i) by calling 1-800-755-5803; (ii) on the Series Portfolio's website at www.divinvest.com (Click on the icon for Sponsors, then click on the icon for Corporate, then click on Investments) or (iii) on the SEC's website at www.sec.gov.

8. QUARTERLY PORTFOLIOS

The Series Portfolio will file its portfolios of investments for the first and third quarters (March 31 and September 30, respectively) with the SEC by May 30 and November 29, respectively, each year on Form N-Q. The Series Portfolio's Form N-Q is available on the SEC's website at www.sec.gov. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-800-755-5803.

9. CONCENTRATIONS AND INDEMNIFICATIONS

The Series may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Series to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable US securities.

As of December 31, 2004, the Mid-Cap Value Series and High Yield Bond Series invested approximately 15.80% and 13.75% of their respective portfolios in issuers outside the United States.

As of December 31, 2004, substantially all of the International Equity Series' net assets consist of securities of issuers denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

As of December 31, 2004, the International Equity Series invested approximately 20.85%, 16.40% and 10.71%, of its respective portfolio in issuers in Great Britain, Japan and France, respectively.

In the normal course of business, the Series enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Series' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Series that have not yet occurred. However, based on experience, the Series expects the risk of loss to be remote.

10. FOREIGN CURRENCY FORWARD CONTRACTS

At December 31, 2004, the Core Bond Series, Balanced Series, Special Equity Series, High Yield Bond Series, and International Equity Series had entered into foreign currency forward contracts which contractually obligate each portfolio to deliver/receive currency at specified future dates. The open contracts were as follows:

                                                                                           NET UNREALIZED
                                      FOREIGN     IN EXCHANGE   SETTLEMENT    VALUE AT     APPRECIATION/
                                     CURRENCY         FOR          DATE       12/31/04     (DEPRECIATION)
                                    -----------   -----------   ----------   -----------   --------------
CORE BOND
PURCHASE CONTRACTS:
Canadian Dollar...................   19,738,461   $16,644,498    01/28/05    $16,448,827    $  (195,671)
Euro..............................   40,463,982    53,755,712    01/25/05     54,915,406      1,159,694
Euro..............................   17,384,374    23,344,102    01/25/05     23,593,080        248,978
Euro..............................      980,608     1,313,612    01/25/05      1,330,825         17,213
Euro..............................   13,590,811    17,506,324    01/25/05     18,444,673        938,349
Swedish Krona.....................   79,819,271    11,579,523    01/21/05     11,999,790        420,267
                                                                                            -----------
TOTAL.............................                                                          $ 2,588,830
                                                                                            ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

10. FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)


                                                                                           NET UNREALIZED
                                      FOREIGN     IN EXCHANGE   SETTLEMENT    VALUE AT     APPRECIATION/
                                     CURRENCY         FOR          DATE       12/31/04     (DEPRECIATION)
                                    -----------   -----------   ----------   -----------   --------------
SALE CONTRACTS:
Canadian Dollar...................   19,738,461   $16,087,290    01/28/05    $16,448,827    $  (361,537)
Euro..............................   64,849,038    81,729,243    01/25/05     88,009,413     (6,280,170)
Euro..............................    7,570,737     9,835,826    01/25/05     10,274,572       (438,746)
New Mexico Peso...................   30,063,554     2,579,494    01/21/05      2,689,028       (109,534)
New Zealand Dollar................   16,867,397    11,722,841    01/27/05     12,136,357       (413,516)
Swedish Krona.....................   79,819,271    10,987,912    01/21/05     11,999,790     (1,011,878)
                                                                                            -----------
TOTAL.............................                                                          $(8,615,381)
                                                                                            ===========
BALANCED
PURCHASE CONTRACTS:
Canadian Dollar...................    1,827,900   $ 1,541,380    01/28/05    $ 1,523,260    $   (18,120)
Euro..............................       70,078        93,876    01/25/05         95,106          1,230
Euro..............................    2,094,779     2,698,285    01/25/05      2,842,914        144,629
Euro..............................    3,477,985     4,620,444    01/25/05      4,720,123         99,679
Euro..............................    1,589,484     2,134,393    01/25/05      2,157,157         22,764
Swedish Krona.....................    6,772,401       982,484    01/21/05      1,018,143         35,659
                                                                                            -----------
TOTAL.............................                                                          $   285,841
                                                                                            ===========
SALE CONTRACTS:
Canadian Dollar...................    1,827,900   $ 1,489,780    01/28/05    $ 1,523,260    $   (33,480)
Euro..............................      769,995     1,000,370    01/25/05      1,044,993        (44,623)
Euro..............................    6,220,145     7,839,249    01/25/05      8,441,626       (602,377)
Euro..............................      242,186       311,693    01/25/05        328,681        (16,988)
New Mexico Peso...................    2,740,117       235,106    01/21/05        245,089         (9,983)
New Zealand Dollar................    1,561,772     1,085,431    01/27/05      1,123,719        (38,288)
Swedish Krona.....................    6,772,401       932,288    01/21/05      1,018,143        (85,855)
                                                                                            -----------
TOTAL.............................                                                          $  (831,594)
                                                                                            ===========
SPECIAL EQUITY
SALE CONTRACTS:
Canadian Dollar...................      164,436   $   135,707    01/04/05    $   137,195    $    (1,488)
Canadian Dollar...................       97,784        81,209    01/05/05         81,580           (371)
Canadian Dollar...................      382,062       318,226    01/06/05        318,736           (510)
                                                                                            -----------
TOTAL.............................                                                          $    (2,369)
                                                                                            ===========
HIGH YIELD BOND
SALE CONTRACTS:
Euro..............................      518,714   $   699,922    01/31/05    $   703,872    $    (3,950)
                                                                                            ===========
INTERNATIONAL EQUITY
PURCHASE CONTRACTS:
Canadian Dollar...................      932,087   $   769,874    01/04/05    $   777,672    $     7,798
Canadian Dollar...................       16,380        13,601    01/04/05         13,666             65
Euro..............................    2,037,416     2,770,885    01/03/05      2,766,403         (4,482)
Euro..............................      420,602       570,982    01/03/05        571,093            111
Euro..............................    1,463,482     1,996,043    01/04/05      1,987,116         (8,927)
Japanese Yen......................  173,404,693     1,683,933    01/04/05      1,689,775          5,842
Japanese Yen......................  192,278,458     1,850,932    01/05/05      1,873,753         22,821
Japanese Yen......................   84,680,966       817,518    01/06/05        825,242          7,724
                                                                                            -----------
TOTAL.............................                                                          $    30,952
                                                                                            ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

10. FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)


                                                                                           NET UNREALIZED
                                      FOREIGN     IN EXCHANGE   SETTLEMENT    VALUE AT     APPRECIATION/
                                     CURRENCY         FOR          DATE       12/31/04     (DEPRECIATION)
                                    -----------   -----------   ----------   -----------   --------------
SALE CONTRACTS:
Canadian Dollar...................      658,479   $   546,864    01/05/05    $   549,364    $    (2,500)
Euro..............................    3,422,841     4,676,662    01/04/05      4,647,534         29,128
Euro..............................      537,956       735,020    01/05/05        730,419          4,601
Euro..............................      394,811       538,088    01/05/05        536,062          2,026
Euro..............................      112,829       124,056    12/29/05        151,972        (27,916)
Great British Pound...............      205,973       394,488    01/04/05        395,469           (981)
Great British Pound...............    2,779,462     5,349,798    01/05/05      5,336,233         13,565
Great British Pound...............       40,483        78,112    01/06/05         77,717            395
Hong Kong Dollar..................    3,356,710       431,870    01/04/05        431,887            (17)
Swedish Krona.....................    1,164,500       176,066    01/05/05        175,215            851
Swiss Franc.......................      646,946       571,128    01/04/05        568,943          2,185
                                                                                            -----------
TOTAL.............................                                                          $    21,337
                                                                                            ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

11. FINANCIAL HIGHLIGHTS

                                         RATIOS TO AVERAGE NET ASSETS
                       -----------------------------------------------------------------
                                                                         NET INVESTMENT
       FOR THE                         NET EXPENSES     NET INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR                          (NET OF           INCOME           (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          NET EXPENSES   REIMBURSEMENTS)       (LOSS)       REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
     -----------       ------------   ---------------   --------------   ---------------   ---------   --------------   ------
MONEY MARKET
12/31/2004                 0.28%           0.28%             1.17%             1.17%          N/A      $  809,352,385     1.17%
12/31/2003                 0.28            0.28              1.11              1.11           N/A         799,572,598     1.11
12/31/2002                 0.28            0.28              1.70              1.70           N/A         864,772,946     1.72
12/31/2001                 0.27            0.27              3.85              3.85           N/A         704,577,191     4.04
12/31/2000                 0.28            0.28              6.18              6.18           N/A         492,136,376      N/A
HIGH QUALITY BOND
12/31/2004                 0.38            0.38              2.96              2.96            48%        690,594,378     1.48
12/31/2003                 0.38            0.38              3.19              3.19            50         622,748,334     2.34
12/31/2002                 0.38            0.38              4.36              4.36            54         439,015,018     6.21
12/31/2001                 0.38            0.38              5.74              5.74            53         330,502,956     8.26
12/31/2000                 0.38            0.38              6.21              6.21            73         228,391,465      N/A
INTERMEDIATE GOVERNMENT BOND
12/31/2004                 0.42            0.40              2.46              2.48           554         256,502,651     1.59
12/31/2003                 0.38            0.38              2.91              2.91           392         265,519,988     1.60
12/31/2002                 0.39            0.39              3.93              3.93           134         358,005,390     8.31
12/31/2001                 0.38            0.38              5.25              5.25            40         260,795,117     6.83
12/31/2000                 0.37            0.37              5.82              5.82            48         208,106,902      N/A
CORE BOND
12/31/2004                 0.39            0.39              3.62              3.62           885       1,655,367,885     4.65
12/31/2003                 0.39            0.39              3.52              3.52           922       1,468,787,007     4.64
12/31/2002                 0.39            0.39              4.85              4.85           462         999,624,604     9.24
12/31/2001                 0.38            0.38              5.32              5.32           547         761,473,139     6.97
12/31/2000                 0.38            0.38              6.28              6.28           521         641,903,354      N/A
BALANCED
12/31/2004                 0.52            0.50              2.19              2.21           338         419,726,689     8.31
12/31/2003                 0.51            0.50              2.15              2.16           377         434,085,832    17.69
12/31/2002                 0.52            0.50              2.63              2.65           289         375,745,612   (10.01)
12/31/2001                 0.49            0.49              2.82              2.82           312         497,836,597    (5.27)
12/31/2000                 0.49            0.49              2.93              2.93           286         512,675,482      N/A

---------------

*   Annualized.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

                        DIVERSIFIED INVESTORS PORTFOLIOS

11. FINANCIAL HIGHLIGHTS (CONTINUED)


                                         RATIOS TO AVERAGE NET ASSETS
                       -----------------------------------------------------------------
                                                                         NET INVESTMENT
       FOR THE                         NET EXPENSES     NET INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR                          (NET OF           INCOME           (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          NET EXPENSES   REIMBURSEMENTS)       (LOSS)       REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
     -----------       ------------   ---------------   --------------   ---------------   ---------   --------------   ------
VALUE & INCOME
12/31/2004                 0.48%           0.48%             1.79%             1.79%           44%     $2,705,463,322    12.91%
12/31/2003                 0.47            0.47              1.91              1.91            70       2,198,085,735    26.52
12/31/2002                 0.48            0.48              1.97              1.97            31       1,553,159,805   (15.25)
12/31/2001                 0.48            0.48              2.07              2.07            32       1,653,702,046    (1.98)
12/31/2000                 0.46            0.46              2.23              2.23            76       1,530,760,024      N/A
GROWTH & INCOME
12/31/2004                 0.64            0.64              1.22              1.22           184       1,135,948,434    10.79
12/31/2003                 0.63            0.63              1.02              1.02           100       1,063,389,332    24.16
12/31/2002                 0.66            0.65              0.77              0.78           115         799,621,503   (22.57)
12/31/2001                 0.63            0.63              0.50              0.50           153         968,765,767   (22.31)
12/31/2000                 0.62            0.62              0.07              0.07            80       1,172,093,970      N/A
EQUITY GROWTH
12/31/2004                 0.65            0.65              0.68              0.68           129       2,290,559,947     7.75
12/31/2003                 0.65            0.65              0.34              0.34            61       1,975,636,700    26.48
12/31/2002                 0.65            0.65              0.22              0.22            75       1,146,889,083   (23.60)
12/31/2001                 0.64            0.64              0.09              0.09            63       1,230,944,333   (20.22)
12/31/2000                 0.64            0.64              0.05              0.05            97       1,226,091,994      N/A
MID-CAP VALUE
12/31/2004                 0.71            0.70              0.78              0.79           147         414,710,679    25.47
12/31/2003                 0.75            0.70              0.51              0.56           156         216,193,119    41.63
12/31/2002                 1.02            0.70              0.20              0.52           156          47,629,380   (15.09)
12/31/2001(1)             1.91*           0.70*             (0.48)*            0.73*           87          13,632,294     8.28
MID-CAP GROWTH
12/31/2004                 0.79            0.75             (0.33)            (0.29)          223         210,100,872    15.38
12/31/2003                 0.81            0.75             (0.37)            (0.31)          100         165,747,874    26.91
12/31/2002                 0.96            0.75             (0.62)            (0.41)          138          44,270,757   (25.29)
12/31/2001(1)             1.93*           0.75*             (1.50)*           (0.32)*          63          15,562,948   (13.27)
SMALL-CAP VALUE
12/31/2004                 0.89            0.85              0.27              0.31            42         172,735,949    21.75
12/31/2003                 0.94            0.85              1.19              1.28            40         100,887,458    41.10
12/31/2002(2)             1.39*           0.85*             (0.17)*            0.37*           26          17,920,226   (21.90)

---------------

*   Annualized.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

                        DIVERSIFIED INVESTORS PORTFOLIOS

11. FINANCIAL HIGHLIGHTS (CONTINUED)


                                         RATIOS TO AVERAGE NET ASSETS
                       -----------------------------------------------------------------
                                                                         NET INVESTMENT
       FOR THE                         NET EXPENSES     NET INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR                          (NET OF           INCOME           (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          NET EXPENSES   REIMBURSEMENTS)       (LOSS)       REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
     -----------       ------------   ---------------   --------------   ---------------   ---------   --------------   ------
SPECIAL EQUITY
12/31/2004                 0.84%           0.84%             0.15%             0.15%          103%     $1,227,530,742    12.63%
12/31/2003                 0.85            0.85             (0.02)            (0.02)          103       1,270,601,125    43.96
12/31/2002                 0.84            0.84              0.05              0.05           109       1,005,958,858   (24.33)
12/31/2001                 0.83            0.83             (0.02)            (0.02)           88       1,323,223,840    (3.09)
12/31/2000                 0.82            0.82              0.10              0.10            77       1,311,523,517      N/A
SMALL-CAP GROWTH
12/31/2004                 0.97            0.90             (0.58)            (0.51)           84         108,429,152    11.94
12/31/2003                 1.02            0.90             (0.29)            (0.17)           81          83,589,643    39.31
12/31/2002(2)             1.48*           0.90*             (1.03)*           (0.45)*          68          16,521,455   (15.98)
AGGRESSIVE EQUITY
12/31/2004                 0.95            0.94             (0.49)            (0.48)          252         397,726,867    12.14
12/31/2003                 1.01            1.00             (0.61)            (0.60)          165         371,333,010    28.12
12/31/2002                 1.01            1.00             (0.60)            (0.59)           87         312,299,599   (26.56)
12/31/2001                 1.00            1.00             (0.72)            (0.72)           98         372,579,133   (31.15)
12/31/2000                 0.98            0.98             (0.62)            (0.62)           62         435,760,615      N/A
HIGH YIELD BOND
12/31/2004                 0.60            0.60              8.06              8.06            80         351,772,536    10.32
12/31/2003                 0.61            0.60              9.07              9.08           136         282,700,774    27.91
12/31/2002                 0.61            0.60              9.15              9.16            95         208,085,535     2.19
12/31/2001                 0.59            0.59              9.41              9.41            90         174,019,465     5.15
12/31/2000                 0.65            0.60              9.17              9.22           105         139,986,593      N/A
INTERNATIONAL EQUITY
12/31/2004                 0.87            0.87              1.85              1.85           171       1,401,617,944    19.66
12/31/2003                 0.86            0.86              1.11              1.11            23       1,049,033,896    33.52
12/31/2002                 0.87            0.87              0.83              0.83            25         656,888,348   (16.90)
12/31/2001                 0.88            0.88              0.67              0.67            28         632,888,725   (18.57)
12/31/2000                 0.84            0.84              0.77              0.77            46         650,534,093      N/A

---------------

*   Annualized.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Owners of Beneficial Interests of the Diversified Investors Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, High Quality Bond Portfolio, Intermediate Government Bond Portfolio, Core Bond Portfolio, Balanced Portfolio, Value & Income Portfolio, Growth & Income Portfolio, Equity Growth Portfolio, Mid-Cap Value Portfolio, Mid-Cap Growth Portfolio, Small-Cap Value Portfolio, Special Equity Portfolio, Small-Cap Growth Portfolio, Aggressive Equity Portfolio, High Yield Bond Portfolio and International Equity Portfolio (constituting the Diversified Investors Portfolios, hereafter referred to as the "Portfolios") at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 22, 2005

                        DIVERSIFIED INVESTORS PORTFOLIOS

                              TRUSTEES INFORMATION
                                  (UNAUDITED)

Each portfolio is supervised by the Board of Trustees of Diversified Investors Portfolios. The respective Trustees and officers of each Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer of Diversified Investors Portfolios is Four Manhattanville Road, Purchase, New York 10577. Additional information about Diversified Investors Portfolios' Trustees may be found in Diversified Investors Portfolios' Statement of Additional Information, which is available without charge upon request by calling 1-800-755-5801.

OFFICERS AND INTERESTED TRUSTEES:

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                          TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                     ----------------------   -----------------------------------
Joseph P. Carusone, 39.................   Treasurer since 2001     Vice President and Director,
                                                                   Diversified Investment Advisors,
                                                                   Inc.

Robert F. Colby, 49....................   Secretary since 1993     Senior Vice President and General
                                                                   Counsel, Diversified Investment
                                                                   Advisors, Inc.; Vice President,
                                                                   Diversified Investors Securities
                                                                   Corp.; Vice President and Assistant
                                                                   Secretary, of Transamerica
                                                                   Financial Life Insurance Company,
                                                                   Inc.

Peter G. Kunkel, 54....................   Trustee since 2002       Senior Vice President, Chief
                                                                   Operating Officer, Diversified
                                                                   Investment Advisors, Inc.

Suzanne Montemurro, 40.................   Assistant Treasurer      Director, Diversified Investment
                                           since 2002              Advisors, Inc.

Mark Mullin, 42........................   President since 2002     President, Chairman of the Board,
                                           Trustee since 1995      Chief Executive Officer, Vice
                                                                   President, Chief Investment
                                                                   Officer, Diversified Investment
                                                                   Advisors, Inc.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

DISINTERESTED TRUSTEES:

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                          TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                     ----------------------   -----------------------------------
Neal M. Jewell, 70.....................   Trustee since 1993       Consultant; Independent Trustee,
355 Thornridge Drive                                               EAI Select (a registered investment
Stamford, CT 06903                                                 company)

Robert Lester Lindsay, 70..............   Trustee since 1993       Retired
2 Huguenot Center
Tenafly, NJ 07670

Eugene M. Mannella, 51.................   Trustee since 1993       President, Investment Management
2 Orchard Neck Road                                                Services, Inc.
Center Moriches, NY 11934

Joyce Galpern Norden, 65...............   Trustee since 1993       Vice President, Institutional
505 Redleaf Road                                                   Advancement, Reconstructionist
Wynnewood, PA 19096                                                Rabbinical College

Patricia L. Sawyer, 54.................   Trustee since 1993,      President and Executive Search
Smith & Sawyer LLP                         Chairperson of Audit    Consultant, Smith & Sawyer LLC
P.O. Box 8063                              Committee since 2003
Vero Beach, FL 32963

                         S&P 500 INDEX MASTER PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2004

ASSETS:
Investments in securities, at value (including securities on loan (a))(Note 1):
Unaffiliated issuers (Cost: $2,536,404,512).................  $2,526,484,605
Affiliated issuers (b) (Cost: $39,248,408)..................      39,248,408
RECEIVABLES:
Dividends and interest......................................       3,289,395
                                                              --------------
Total Assets................................................   2,569,022,408
                                                              --------------
LIABILITIES:
PAYABLES:
Investment securities purchased.............................         525,108
Due to broker -- variation margin...........................          11,268
Collateral for securities loaned (Note 4)...................     161,481,075
Investment advisory fees (Note 2)...........................         202,408
                                                              --------------
Total Liabilities...........................................     162,219,859
                                                              --------------
NET ASSETS..................................................  $2,406,802,549
                                                              ==============

---------------
(a) Securities on loan with market value of $156,838,580. See Note 4.
(b) The Master Portfolio's investment adviser is an affiliate of the issuers. See Note 2.

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

NET INVESTMENT INCOME:
Dividends...................................................  $  53,771,322
Interest....................................................         68,138
Interest from affiliated issuers (a)........................        969,234
Securities lending income (b)...............................        167,844
                                                              -------------
TOTAL INVESTMENT INCOME.....................................     54,976,538
                                                              -------------
EXPENSES (NOTE 2):
Investment advisory fees....................................      1,401,018
                                                              -------------
Total expenses..............................................      1,401,018
                                                              -------------
NET INVESTMENT INCOME.......................................     53,575,520
                                                              -------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on sale of investments....................    (23,883,394)
Net realized gain from in-kind redemptions..................    559,588,129
Net realized gain on futures contracts......................      2,918,725
Net change in unrealized appreciation (depreciation) of
  investments...............................................   (290,192,162)
Net change in unrealized appreciation (depreciation) of
  futures contracts.........................................       (641,245)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN............................    247,790,053
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ 301,365,573
                                                              =============

---------------
(a) The Master Portfolio's investment adviser is an affiliate of the issuers. See Note 2.
(b) Includes income earned from issuers of which the Master Portfolio's investment adviser is an affiliate. See Note 2.

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                            DECEMBER 31, 2004     DECEMBER 31, 2003
                                                            ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.....................................   $    53,575,520        $   49,900,066
Net realized gain.........................................       538,623,460            16,069,488
Net change in unrealized appreciation (depreciation)......      (290,833,407)          686,078,250
                                                             ---------------        --------------
Net increase in net assets resulting from operations......       301,365,573           752,047,804
                                                             ---------------        --------------
INTERESTHOLDER TRANSACTIONS:
Contributions.............................................       820,705,368         1,247,904,502
Withdrawals...............................................    (2,346,660,989)         (708,478,794)
                                                             ---------------        --------------
Net increase (decrease) in net assets resulting from
  interestholder transactions.............................    (1,525,955,621)          539,425,708
                                                             ---------------        --------------
Increase (decrease) in net assets.........................    (1,224,590,048)        1,291,473,512
NET ASSETS:
Beginning of year.........................................     3,631,392,597         2,339,919,085
                                                             ---------------        --------------
End of year...............................................   $ 2,406,802,549        $3,631,392,597
                                                             ===============        ==============

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 99.01%
              ADVERTISING -- 0.19%
     88,895   Interpublic Group of
                Companies Inc.(1)(2).......  $    1,191,192
     39,270   Omnicom Group Inc.(2)........       3,311,246
                                             --------------
                                                  4,502,438
                                             --------------
              AEROSPACE & DEFENSE -- 1.74%
    177,123   Boeing Co. (The).............       9,169,658
     42,230   General Dynamics Corp. ......       4,417,258
     25,452   Goodrich (B.F.) Co. .........         830,753
     24,375   L-3 Communications Holdings
                Inc. ......................       1,785,225
     93,351   Lockheed Martin Corp. .......       5,185,648
     77,635   Northrop Grumman Corp. ......       4,220,239
     95,294   Raytheon Co.(2)..............       3,700,266
     37,142   Rockwell Collins Inc. .......       1,464,880
    107,820   United Technologies Corp. ...      11,143,197
                                             --------------
                                                 41,917,124
                                             --------------
              AGRICULTURE -- 1.40%
    433,160   Altria Group Inc. ...........      26,466,076
     55,720   Monsanto Co. ................       3,095,246
     31,084   Reynolds American Inc.(2)....       2,443,202
     35,067   UST Inc. ....................       1,687,073
                                             --------------
                                                 33,691,597
                                             --------------
              AIRLINES -- 0.12%
     26,197   Delta Air Lines Inc.(1)(2)...         195,954
    164,243   Southwest Airlines Co. ......       2,673,876
                                             --------------
                                                  2,869,830
                                             --------------
              APPAREL -- 0.46%
     39,790   Coach Inc.(1)................       2,244,156
     25,894   Jones Apparel Group Inc. ....         946,944
     22,912   Liz Claiborne Inc. ..........         967,116
     55,348   Nike Inc. Class B............       5,019,510
     12,457   Reebok International
                Ltd.(2)....................         548,108
     23,356   VF Corp. ....................       1,293,455
                                             --------------
                                                 11,019,289
                                             --------------
              AUTO MANUFACTURERS -- 0.58%
    385,864   Ford Motor Co. ..............       5,649,049
    119,097   General Motors Corp.(2)......       4,771,026
     15,078   Navistar International
                Corp.(1)...................         663,130
     36,607   PACCAR Inc. .................       2,946,131
                                             --------------
                                                 14,029,336
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              AUTO PARTS & EQUIPMENT -- 0.22%
     15,666   Cooper Tire & Rubber
                Co.(2).....................  $      337,602
     32,185   Dana Corp. ..................         557,766
    117,899   Delphi Corp.(2)..............       1,063,449
     37,185   Goodyear Tire & Rubber Co.
                (The)(1)(2)................         545,132
     40,100   Johnson Controls Inc. .......       2,543,944
     27,718   Visteon Corp. ...............         270,805
                                             --------------
                                                  5,318,698
                                             --------------
              BANKS -- 6.51%
     75,383   AmSouth Bancorp..............       1,952,420
    852,448   Bank of America Corp. .......      40,056,532
    163,837   Bank of New York Co. Inc.
                (The)......................       5,475,433
    116,474   BB&T Corp. ..................       4,897,732
     36,216   Comerica Inc. ...............       2,209,900
     25,793   Compass Bancshares Inc. .....       1,255,345
    124,816   Fifth Third Bancorp..........       5,901,300
     26,102   First Horizon National
                Corp.(2)...................       1,125,257
     48,582   Huntington Bancshares
                Inc.(2)....................       1,203,862
     85,683   KeyCorp......................       2,904,654
     24,469   M&T Bank Corp.(2)............       2,638,737
     47,438   Marshall & Ilsley Corp. .....       2,096,760
     89,244   Mellon Financial Corp. ......       2,776,381
    142,880   National City Corp.(2).......       5,365,144
     99,172   North Fork Bancorp Inc. .....       2,861,112
     46,548   Northern Trust Corp. ........       2,261,302
     59,572   PNC Financial Services
                Group......................       3,421,816
     97,967   Regions Financial Corp. .....       3,486,646
     70,274   State Street Corp.(2)........       3,451,859
     78,194   SunTrust Banks Inc. .........       5,776,973
     65,730   Synovus Financial Corp. .....       1,878,563
    393,949   U.S. Bancorp.................      12,338,483
    338,390   Wachovia Corp. ..............      17,799,314
    357,026   Wells Fargo & Co. ...........      22,189,166
     19,027   Zions Bancorporation(2)......       1,294,407
                                             --------------
                                                156,619,098
                                             --------------
              BEVERAGES -- 2.23%
    166,665   Anheuser-Busch Companies
                Inc. ......................       8,454,915
     25,814   Brown-Forman Corp. Class B...       1,256,626
    510,556   Coca-Cola Co. (The)..........      21,254,446
     99,620   Coca-Cola Enterprises
                Inc.(2)....................       2,077,077
      8,030   Coors (Adolph) Co. Class
                B(2).......................         607,630

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BEVERAGES (CONTINUED)
     52,607   Pepsi Bottling Group
                Inc.(2)....................  $    1,422,493
    355,452   PepsiCo Inc. ................      18,554,594
                                             --------------
                                                 53,627,781
                                             --------------
              BIOTECHNOLOGY -- 1.17%
    268,013   Amgen Inc.(1)................      17,193,034
     70,332   Biogen Idec Inc.(1)(2).......       4,684,815
     39,289   Chiron Corp.(1)(2)...........       1,309,502
     52,233   Genzyme Corp.(1).............       3,033,170
     52,766   MedImmune Inc.(1)............       1,430,486
     10,656   Millipore Corp.(1)...........         530,775
                                             --------------
                                                 28,181,782
                                             --------------
              BUILDING MATERIALS -- 0.27%
     45,162   American Standard Companies
                Inc.(1)....................       1,866,094
     94,428   Masco Corp.(2)...............       3,449,455
     21,527   Vulcan Materials Co. ........       1,175,589
                                             --------------
                                                  6,491,138
                                             --------------
              CHEMICALS -- 1.61%
     47,896   Air Products & Chemicals
                Inc. ......................       2,776,531
     14,918   Ashland Inc. ................         870,913
    198,937   Dow Chemical Co. (The).......       9,849,371
    209,535   Du Pont (E.I.) de Nemours and
                Co.(2).....................      10,277,692
     16,365   Eastman Chemical Co.(2)......         944,751
     54,705   Ecolab Inc. .................       1,921,787
     25,890   Engelhard Corp. .............         794,046
     10,732   Great Lakes Chemical
                Corp.(2)...................         305,755
     23,527   Hercules Inc.(1)(2)..........         349,376
     19,778   International Flavors &
                Fragrances Inc. ...........         847,290
     36,211   PPG Industries Inc. .........       2,468,142
     68,431   Praxair Inc. ................       3,021,229
     47,349   Rohm & Haas Co.(2)...........       2,094,246
     29,980   Sherwin-Williams Co. (The)...       1,338,007
     14,493   Sigma-Aldrich Corp. .........         876,247
                                             --------------
                                                 38,735,383
                                             --------------
              COMMERCIAL SERVICES -- 0.89%
     39,038   Apollo Group Inc. Class
                A(1).......................       3,150,757
     34,957   Block (H & R) Inc.(2)........       1,712,893
    222,011   Cendant Corp. ...............       5,190,617
     30,301   Convergys Corp.(1)...........         454,212
     46,214   Donnelley (R.R.) & Sons
                Co.(2).....................       1,630,892

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMMERCIAL SERVICES (CONTINUED)
     28,757   Equifax Inc.(2)..............  $      808,072
     61,882   McKesson Corp. ..............       1,946,808
     31,161   Moody's Corp.(2).............       2,706,333
     79,685   Paychex Inc. ................       2,715,665
     37,064   Robert Half International
                Inc. ......................       1,090,794
                                             --------------
                                                 21,407,043
                                             --------------
              COMPUTERS -- 4.26%
     27,278   Affiliated Computer Services
                Inc. Class A(1)(2).........       1,641,863
     84,787   Apple Computer Inc.(1).......       5,460,283
     40,187   Computer Sciences Corp.(1)...       2,265,341
    524,248   Dell Inc.(1).................      22,091,811
    108,252   Electronic Data Systems
                Corp.(2)...................       2,500,621
    505,449   EMC Corp.(1).................       7,516,027
     80,466   Gateway Inc.(1)..............         483,601
    637,184   Hewlett-Packard Co. .........      13,361,748
    351,319   International Business
                Machines Corp. ............      34,633,027
     27,412   Lexmark International
                Inc.(1)....................       2,330,020
     19,769   NCR Corp.(1)(2)..............       1,368,608
     76,193   Network Appliance Inc.(1)....       2,531,131
    708,949   Sun Microsystems Inc.(1).....       3,814,146
     60,800   SunGard Data Systems
                Inc.(1)....................       1,722,464
     71,972   Unisys Corp.(1)..............         732,675
                                             --------------
                                                102,453,366
                                             --------------
              COSMETICS & PERSONAL CARE -- 2.33%
     19,110   Alberto-Culver Co.(2)........         928,173
     99,702   Avon Products Inc. ..........       3,858,467
    111,831   Colgate-Palmolive Co. .......       5,721,274
    209,446   Gillette Co. (The)...........       9,378,992
    102,871   Kimberly-Clark Corp. ........       6,769,940
    535,332   Procter & Gamble Co. ........      29,486,087
                                             --------------
                                                 56,142,933
                                             --------------
              DISTRIBUTION & WHOLESALE -- 0.12%
     37,057   Genuine Parts Co.(2).........       1,632,731
     19,103   Grainger (W.W.) Inc. ........       1,272,642
                                             --------------
                                                  2,905,373
                                             --------------
              DIVERSIFIED FINANCIAL SERVICES -- 8.33%
    264,847   American Express Co. ........      14,929,425
     21,923   Bear Stearns Companies Inc.
                (The)......................       2,242,942

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
     51,173   Capital One Financial
                Corp.(2)...................  $    4,309,278
     44,620   CIT Group Inc. ..............       2,044,488
  1,095,303   Citigroup Inc. ..............      52,771,699
    122,378   Countrywide Financial
                Corp. .....................       4,529,210
     79,293   E*TRADE Financial Corp.(1)...       1,185,430
    145,476   Federal Home Loan Mortgage
                Corp. .....................      10,721,581
    204,227   Federal National Mortgage
                Association................      14,543,005
     23,112   Federated Investors Inc.
                Class B....................         702,605
     52,569   Franklin Resources Inc. .....       3,661,431
    102,151   Goldman Sachs Group Inc.
                (The)......................      10,627,790
     50,033   Janus Capital Group
                Inc.(2)....................         841,055
    751,807   JP Morgan Chase & Co. .......      29,327,991
     56,811   Lehman Brothers Holdings
                Inc. ......................       4,969,826
    269,507   MBNA Corp. ..................       7,597,402
    196,513   Merrill Lynch & Co. Inc. ....      11,745,582
    230,944   Morgan Stanley...............      12,822,011
     61,514   Providian Financial
                Corp.(1)...................       1,013,136
    283,903   Schwab (Charles) Corp.
                (The)......................       3,395,480
     90,634   SLM Corp. ...................       4,838,949
     26,971   T. Rowe Price Group Inc. ....       1,677,596
                                             --------------
                                                200,497,912
                                             --------------
              ELECTRIC -- 2.74%
    137,716   AES Corp. (The)(1)...........       1,882,578
     29,089   Allegheny Energy
                Inc.(1)(2).................         573,344
     41,356   Ameren Corp. ................       2,073,590
     83,382   American Electric Power Co.
                Inc. ......................       2,863,338
    113,056   Calpine Corp.(1)(2)..........         445,441
     64,541   CenterPoint Energy Inc.(2)...         729,313
     38,140   Cinergy Corp. ...............       1,587,768
     39,938   CMS Energy Corp.(1)(2).......         417,352
     51,390   Consolidated Edison
                Inc.(2)....................       2,248,312
     37,317   Constellation Energy Group
                Inc. ......................       1,631,126
     69,886   Dominion Resources Inc. .....       4,734,078
     36,912   DTE Energy Co.(2)............       1,592,015
    201,731   Duke Energy Corp.(2).........       5,109,846
     69,181   Edison International.........       2,215,867
     47,112   Entergy Corp. ...............       3,184,300
    139,736   Exelon Corp. ................       6,158,166

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              ELECTRIC (CONTINUED)
     69,497   FirstEnergy Corp. ...........  $    2,745,826
     39,108   FPL Group Inc.(2)............       2,923,323
     56,856   NiSource Inc.(2).............       1,295,180
     84,943   PG&E Corp.(1)................       2,826,903
     19,219   Pinnacle West Capital
                Corp.(2)...................         853,516
     40,138   PPL Corp. ...................       2,138,553
     52,462   Progress Energy Inc.(2)......       2,373,381
     50,081   Public Service Enterprise
                Group Inc.(2)..............       2,592,693
    155,982   Southern Co. (The)(2)........       5,228,517
     42,922   TECO Energy Inc. ............         658,423
     50,629   TXU Corp.(2).................       3,268,608
     84,946   Xcel Energy Inc. ............       1,546,017
                                             --------------
                                                 65,897,374
                                             --------------
              ELECTRICAL COMPONENTS & EQUIPMENT -- 0.35%
     40,939   American Power Conversion
                Corp. .....................         876,095
     88,523   Emerson Electric Co. ........       6,205,462
     40,254   Molex Inc.(2)................       1,207,620
     17,671   Power-One Inc.(1)............         157,625
                                             --------------
                                                  8,446,802
                                             --------------
              ELECTRONICS -- 0.59%
    103,128   Agilent Technologies
                Inc.(1)....................       2,485,385
     41,513   Applera Corp. -- Applied
                Biosystems Group(2)........         868,037
     24,678   Fisher Scientific
                International Inc.(1)(2)...       1,539,414
     42,340   Jabil Circuit Inc.(1)........       1,083,057
     25,362   Parker Hannifin Corp. .......       1,920,918
     27,585   PerkinElmer Inc. ............         620,387
    109,404   Sanmina-SCI Corp.(1).........         926,652
    207,543   Solectron Corp.(1)...........       1,106,204
     51,099   Symbol Technologies Inc. ....         884,013
     19,472   Tektronix Inc. ..............         588,249
     34,249   Thermo Electron Corp.(1).....       1,033,977
     25,716   Waters Corp.(1)..............       1,203,252
                                             --------------
                                                 14,259,545
                                             --------------
              ENGINEERING & CONSTRUCTION -- 0.04%
     17,942   Fluor Corp.(2)...............         978,018
                                             --------------
                                                    978,018
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              ENTERTAINMENT -- 0.10%
     72,601   International Game Technology
                Inc. ......................  $    2,496,022
                                             --------------
                                                  2,496,022
                                             --------------
              ENVIRONMENTAL CONTROL -- 0.18%
     67,834   Allied Waste Industries
                Inc.(1)(2).................         629,500
    120,598   Waste Management Inc. .......       3,610,704
                                             --------------
                                                  4,240,204
                                             --------------
              FOOD -- 1.80%
     78,122   Albertson's Inc.(2)..........       1,865,553
    137,932   Archer-Daniels-Midland
                Co. .......................       3,077,263
     86,687   Campbell Soup Co. ...........       2,591,074
    108,388   ConAgra Foods Inc. ..........       3,192,027
     76,808   General Mills Inc. ..........       3,818,126
     73,609   Heinz (H.J.) Co. ............       2,870,015
     51,854   Hershey Foods Corp. .........       2,879,971
     87,045   Kellogg Co. .................       3,887,430
    155,721   Kroger Co.(1)................       2,731,346
     28,982   McCormick & Co. Inc. NVS.....       1,118,705
     94,988   Safeway Inc.(1)..............       1,875,063
    165,451   Sara Lee Corp. ..............       3,993,987
     28,446   SUPERVALU Inc. ..............         981,956
    134,914   Sysco Corp. .................       5,149,667
     47,303   Wrigley (William Jr.) Co. ...       3,272,895
                                             --------------
                                                 43,305,078
                                             --------------
              FOREST PRODUCTS & PAPER -- 0.53%
     54,791   Georgia-Pacific Corp. .......       2,053,567
    102,589   International Paper Co.(2)...       4,308,738
     23,502   Louisiana-Pacific Corp. .....         628,443
     42,630   MeadWestvaco Corp. ..........       1,444,731
     11,955   Temple-Inland Inc. ..........         817,722
     50,557   Weyerhaeuser Co.(2)..........       3,398,442
                                             --------------
                                                 12,651,643
                                             --------------
              GAS -- 0.16%
     33,775   KeySpan Corp.(2).............       1,332,424
      9,338   Nicor Inc.(2)................         344,946
      8,113   Peoples Energy Corp. ........         356,566
     49,131   Sempra Energy................       1,802,125
                                             --------------
                                                  3,836,061
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              HAND & MACHINE TOOLS -- 0.12%
     16,987   Black & Decker Corp. ........  $    1,500,462
     12,351   Snap-On Inc. ................         424,380
     17,634   Stanley Works (The)..........         863,890
                                             --------------
                                                  2,788,732
                                             --------------
              HEALTH CARE-PRODUCTS -- 3.61%
     22,200   Bard (C.R.) Inc. ............       1,420,356
     11,436   Bausch & Lomb Inc.(2)........         737,165
    129,974   Baxter International Inc. ...       4,489,302
     53,376   Becton, Dickinson & Co. .....       3,031,757
     53,756   Biomet Inc.(2)...............       2,332,473
    178,111   Boston Scientific Corp.(1)...       6,331,846
     67,172   Guidant Corp. ...............       4,843,101
    626,323   Johnson & Johnson............      39,721,405
    255,028   Medtronic Inc. ..............      12,667,241
     75,353   St. Jude Medical Inc.(1).....       3,159,551
     84,754   Stryker Corp. ...............       4,089,380
     51,717   Zimmer Holdings Inc.(1)......       4,143,566
                                             --------------
                                                 86,967,143
                                             --------------
              HEALTH CARE-SERVICES -- 1.42%
     31,127   Aetna Inc.(2)................       3,883,093
     88,784   HCA Inc.(2)..................       3,547,809
     51,163   Health Management Associates
                Inc. Class A(2)............       1,162,423
     33,483   Humana Inc.(1)...............         994,110
     29,348   Laboratory Corp. of America
                Holdings(1)(2).............       1,462,117
     18,624   Manor Care Inc. .............         659,848
     21,485   Quest Diagnostics Inc.(2)....       2,052,892
     98,042   Tenet Healthcare Corp.(1)....       1,076,501
    137,906   UnitedHealth Group Inc. .....      12,139,865
     62,258   WellPoint Inc.(1)............       7,159,670
                                             --------------
                                                 34,138,328
                                             --------------
              HOME BUILDERS -- 0.18%
     26,153   Centex Corp. ................       1,558,196
      9,886   KB Home......................       1,032,098
     26,847   Pulte Homes Inc. ............       1,712,839
                                             --------------
                                                  4,303,133
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              HOME FURNISHINGS -- 0.10%
     40,771   Leggett & Platt Inc.(2)......  $    1,159,120
     16,656   Maytag Corp.(2)..............         351,442
     14,110   Whirlpool Corp. .............         976,553
                                             --------------
                                                  2,487,115
                                             --------------
              HOUSEHOLD PRODUCTS & WARES -- 0.23%
     23,432   Avery Dennison Corp. ........       1,405,217
     31,999   Clorox Co. ..................       1,885,701
     30,611   Fortune Brands Inc. .........       2,362,557
                                             --------------
                                                  5,653,475
                                             --------------
              HOUSEWARES -- 0.06%
     58,293   Newell Rubbermaid Inc. ......       1,410,108
                                             --------------
                                                  1,410,108
                                             --------------
              INSURANCE -- 4.49%
     59,872   ACE Ltd. ....................       2,559,528
    106,677   AFLAC Inc. ..................       4,250,012
    144,745   Allstate Corp. (The).........       7,486,211
     23,068   Ambac Financial Group
                Inc. ......................       1,894,575
    549,675   American International Group
                Inc. ......................      36,097,157
     67,147   AON Corp.(2).................       1,602,127
     40,369   Chubb Corp. .................       3,104,376
     28,508   CIGNA Corp.(2)...............       2,325,398
     35,658   Cincinnati Financial
                Corp. .....................       1,578,223
     61,923   Hartford Financial Services
                Group Inc.(2)..............       4,291,883
     28,965   Jefferson-Pilot Corp.(2).....       1,505,021
     36,749   Lincoln National Corp. ......       1,715,443
     39,084   Loews Corp. .................       2,747,605
    111,069   Marsh & McLennan Companies
                Inc. ......................       3,654,170
     29,627   MBIA Inc. ...................       1,874,797
    156,989   MetLife Inc. ................       6,359,624
     20,530   MGIC Investment Corp. .......       1,414,722
     64,673   Principal Financial Group
                Inc.(2)....................       2,647,713
     42,200   Progressive Corp. (The)(2)...       3,580,248
    108,191   Prudential Financial Inc. ...       5,946,177
     26,809   SAFECO Corp.(2)..............       1,400,502
    141,174   St. Paul Travelers Companies
                Inc. ......................       5,233,320
     22,928   Torchmark Corp.(2)...........       1,310,106

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
     62,307   UNUMProvident Corp.(2).......  $    1,117,788
     29,443   XL Capital Ltd. Class A(2)...       2,286,249
                                             --------------
                                                107,982,975
                                             --------------
              INTERNET -- 1.31%
    139,879   eBay Inc.(1).................      16,265,130
     25,438   Monster Worldwide
                Inc.(1)(2).................         855,734
    133,665   Symantec Corp.(1)............       3,443,210
    290,056   Yahoo! Inc.(1)(2)............      10,929,310
                                             --------------
                                                 31,493,384
                                             --------------
              IRON & STEEL -- 0.14%
     20,567   Allegheny Technologies
                Inc. ......................         445,687
     33,769   Nucor Corp. .................       1,767,469
     23,907   United States Steel Corp. ...       1,225,234
                                             --------------
                                                  3,438,390
                                             --------------
              LEISURE TIME -- 0.54%
     20,554   Brunswick Corp. .............       1,017,423
    133,583   Carnival Corp.(2)............       7,698,388
     61,933   Harley-Davidson Inc. ........       3,762,430
     29,215   Sabre Holdings Corp. ........         647,404
                                             --------------
                                                 13,125,645
                                             --------------
              LODGING -- 0.37%
     23,582   Harrah's Entertainment
                Inc. ......................       1,577,400
     81,940   Hilton Hotels Corp. .........       1,863,316
     47,122   Marriott International Inc.
                Class A....................       2,967,744
     43,669   Starwood Hotels & Resorts
                Worldwide Inc.(2)..........       2,550,270
                                             --------------
                                                  8,958,730
                                             --------------
              MACHINERY -- 0.57%
     71,976   Caterpillar Inc. ............       7,018,380
      9,697   Cummins Inc.(2)..............         812,512
     52,313   Deere & Co.(2)...............       3,892,087
     39,100   Rockwell Automation Inc. ....       1,937,405
                                             --------------
                                                 13,660,384
                                             --------------
              MANUFACTURING -- 5.85%
     19,300   Cooper Industries Ltd.(2)....       1,310,277
     65,056   Danaher Corp.(2).............       3,734,865
     43,163   Dover Corp. .................       1,810,256
     60,858   Eastman Kodak Co.(2).........       1,962,670
     32,255   Eaton Corp. .................       2,333,972

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              MANUFACTURING (CONTINUED)
  2,231,333   General Electric Co. ........  $   81,443,654
    181,422   Honeywell International
                Inc. ......................       6,424,153
     62,360   Illinois Tool Works Inc. ....       5,779,525
     36,290   Ingersoll-Rand Co. Class
                A(2).......................       2,914,087
     19,429   ITT Industries Inc. .........       1,640,779
     26,245   Pall Corp. ..................         759,793
     29,199   Textron Inc. ................       2,154,886
    164,267   3M Co. ......................      13,481,393
    424,456   Tyco International Ltd.(2)...      15,170,057
                                             --------------
                                                140,920,367
                                             --------------
              MEDIA -- 3.75%
    120,913   Clear Channel Communications
                Inc. ......................       4,049,376
    468,407   Comcast Corp. Class A(1).....      15,588,585
     17,184   Dow Jones & Co. Inc.(2)......         739,943
     53,816   Gannett Co. Inc.(2)..........       4,396,767
     16,182   Knight Ridder Inc.(2)........       1,083,223
     40,029   McGraw-Hill Companies Inc.
                (The)......................       3,664,255
     10,464   Meredith Corp. ..............         567,149
     30,502   New York Times Co. Class A...       1,244,482
    551,207   News Corp. Inc. Class A(1)...      10,285,523
    966,534   Time Warner Inc.(1)(2).......      18,789,421
     66,945   Tribune Co. .................       2,821,062
     68,613   Univision Communications Inc.
                Class A(1)(2)..............       2,008,303
    359,749   Viacom Inc. Class B..........      13,091,266
    431,104   Walt Disney Co. (The)........      11,984,691
                                             --------------
                                                 90,314,046
                                             --------------
              MINING -- 0.55%
    183,580   Alcoa Inc. ..................       5,768,084
     37,555   Freeport-McMoRan Copper &
                Gold Inc.(2)...............       1,435,728
     93,588   Newmont Mining Corp. ........       4,156,243
     20,250   Phelps Dodge Corp. ..........       2,003,130
                                             --------------
                                                 13,363,185
                                             --------------
              OFFICE & BUSINESS EQUIPMENT -- 0.24%
     48,970   Pitney Bowes Inc. ...........       2,266,332
    200,990   Xerox Corp.(1)...............       3,418,840
                                             --------------
                                                  5,685,172
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              OIL & GAS -- 6.14%
     19,286   Amerada Hess Corp. ..........  $    1,588,781
     52,131   Anadarko Petroleum Corp. ....       3,378,610
     68,812   Apache Corp. ................       3,479,823
     82,521   Burlington Resources Inc. ...       3,589,663
    447,084   ChevronTexaco Corp. .........      23,476,381
    145,632   ConocoPhillips...............      12,645,227
    102,460   Devon Energy Corp. ..........       3,987,743
     24,960   EOG Resources Inc. ..........       1,781,146
  1,361,583   Exxon Mobil Corp. ...........      69,794,745
     31,934   Kerr-McGee Corp. ............       1,845,466
     73,019   Marathon Oil Corp. ..........       2,746,245
     31,462   Nabors Industries Ltd.(1)....       1,613,686
     28,686   Noble Corp.(1)...............       1,426,842
     83,231   Occidental Petroleum
                Corp. .....................       4,857,361
     22,856   Rowan Companies Inc.(1)(2)...         591,970
     15,375   Sunoco Inc. .................       1,256,291
     67,758   Transocean Inc.(1)(2)........       2,872,262
     55,888   Unocal Corp. ................       2,416,597
     54,500   Valero Energy Corp. .........       2,474,300
     54,811   XTO Energy Inc. .............       1,939,213
                                             --------------
                                                147,762,352
                                             --------------
              OIL & GAS SERVICES -- 0.69%
     70,694   Baker Hughes Inc. ...........       3,016,513
     34,271   BJ Services Co. .............       1,594,972
     93,165   Halliburton Co. .............       3,655,795
    124,193   Schlumberger Ltd. ...........       8,314,721
                                             --------------
                                                 16,582,001
                                             --------------
              PACKAGING & CONTAINERS -- 0.14%
     23,886   Ball Corp. ..................       1,050,506
     23,090   Bemis Co. Inc.(2)............         671,688
     31,422   Pactiv Corp.(1)..............         794,662
     17,826   Sealed Air Corp.(1)..........         949,591
                                             --------------
                                                  3,466,447
                                             --------------
              PHARMACEUTICALS -- 5.90%
    328,615   Abbott Laboratories..........      15,329,890
     27,878   Allergan Inc. ...............       2,260,069
     22,103   AmerisourceBergen Corp. .....       1,297,004
    410,472   Bristol-Myers Squibb Co. ....      10,516,293
     91,115   Cardinal Health Inc. ........       5,298,337
     95,824   Caremark Rx Inc.(1)..........       3,778,340
     15,975   Express Scripts Inc.(1)(2)...       1,221,129

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
     77,653   Forest Laboratories
                Inc.(1)....................  $    3,483,514
     91,239   Gilead Sciences Inc.(1)......       3,192,453
     33,090   Hospira Inc.(1)..............       1,108,515
     52,131   King Pharmaceuticals
                Inc.(1)....................         646,424
    238,771   Lilly (Eli) & Co. ...........      13,550,254
     57,866   Medco Health Solutions
                Inc.(1)....................       2,407,226
    467,917   Merck & Co. Inc. ............      15,038,852
     56,525   Mylan Laboratories Inc.(2)...         999,362
  1,589,391   Pfizer Inc. .................      42,738,724
    310,627   Schering-Plough Corp. .......       6,485,892
     23,515   Watson Pharmaceuticals
                Inc.(1)(2).................         771,527
    281,496   Wyeth........................      11,988,915
                                             --------------
                                                142,112,720
                                             --------------
              PIPELINES -- 0.23%
     79,259   Dynegy Inc. Class A(1)(2)....         366,177
    135,298   El Paso Corp.(2).............       1,407,099
     26,080   Kinder Morgan Inc. ..........       1,907,230
    118,122   Williams Companies Inc. .....       1,924,207
                                             --------------
                                                  5,604,713
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.55%
     20,330   Apartment Investment &
                Management Co. Class A.....         783,518
     41,334   Archstone-Smith Trust........       1,583,092
     84,947   Equity Office Properties
                Trust(2)...................       2,473,657
     59,550   Equity Residential(2)........       2,154,519
     38,949   Plum Creek Timber Co.
                Inc. ......................       1,497,200
     38,702   ProLogis.....................       1,676,958
     46,607   Simon Property Group Inc. ...       3,014,075
                                             --------------
                                                 13,183,019
                                             --------------
              RETAIL -- 6.86%
     55,586   AutoNation Inc.(1)(2)........       1,067,807
     16,787   AutoZone Inc.(1)(2)..........       1,532,821
     63,397   Bed Bath & Beyond Inc.(1)....       2,525,102
     68,388   Best Buy Co. Inc.(2).........       4,063,615
     24,776   Big Lots Inc.(1)(2)..........         300,533
     40,940   Circuit City Stores Inc. ....         640,302
     98,907   Costco Wholesale Corp. ......       4,788,088
     84,335   CVS Corp. ...................       3,800,978
     33,302   Darden Restaurants Inc. .....         923,797
     17,668   Dillard's Inc. Class A(2)....         474,739
     69,509   Dollar General Corp. ........       1,443,702

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
     35,543   Family Dollar Stores
                Inc.(2)....................  $    1,110,008
     35,628   Federated Department Stores
                Inc. ......................       2,058,942
    184,825   Gap Inc. (The)...............       3,903,504
    463,388   Home Depot Inc. .............      19,805,203
     72,315   Kohl's Corp.(1)(2)...........       3,555,729
     85,569   Limited Brands Inc.(2).......       1,969,798
    163,023   Lowe's Companies Inc. .......       9,388,495
     61,973   May Department Stores Co.
                (The)......................       1,822,006
    265,210   McDonald's Corp. ............       8,502,633
     29,713   Nordstrom Inc. ..............       1,388,488
     66,231   Office Depot Inc.(1).........       1,149,770
     19,882   OfficeMax Inc. ..............         623,897
     60,165   Penney (J.C.) Co. Inc.
                (Holding Co.)..............       2,490,831
     33,300   RadioShack Corp. ............       1,094,904
     43,916   Sears, Roebuck and Co. ......       2,241,033
    104,948   Staples Inc.(2)..............       3,537,797
     84,347   Starbucks Corp.(1)(2)........       5,259,879
    188,905   Target Corp. ................       9,809,837
     30,830   Tiffany & Co.(2).............         985,635
    101,515   TJX Companies Inc. ..........       2,551,072
     45,151   Toys R Us Inc.(1)............         924,241
    215,585   Walgreen Co. ................       8,271,996
    893,764   Wal-Mart Stores Inc. ........      47,208,614
     24,090   Wendy's International
                Inc. ......................         945,773
     61,726   Yum! Brands Inc. ............       2,912,233
                                             --------------
                                                165,073,802
                                             --------------
              SAVINGS & LOANS -- 0.56%
     64,552   Golden West Financial
                Corp. .....................       3,964,784
     72,645   Sovereign Bancorp Inc. ......       1,638,145
    184,166   Washington Mutual Inc. ......       7,786,538
                                             --------------
                                                 13,389,467
                                             --------------
              SEMICONDUCTORS -- 3.04%
     81,702   Advanced Micro Devices
                Inc.(1)(2).................       1,799,078
     78,342   Altera Corp.(1)..............       1,621,679
     79,195   Analog Devices Inc. .........       2,923,879
    358,161   Applied Materials Inc.(1)....       6,124,553
     67,370   Applied Micro Circuits
                Corp.(1)(2)................         283,628
     69,838   Broadcom Corp. Class A(1)....       2,254,371

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
     82,008   Freescale Semiconductor Inc.
                Class B(1).................  $    1,505,660
  1,334,391   Intel Corp. .................      31,211,405
     41,149   KLA-Tencor Corp.(1)..........       1,916,720
     64,681   Linear Technology Corp. .....       2,507,036
     82,538   LSI Logic Corp.(1)(2)........         452,308
     68,534   Maxim Integrated Products
                Inc. ......................       2,905,156
    129,942   Micron Technology Inc.(1)....       1,604,784
     76,302   National Semiconductor
                Corp. .....................       1,369,621
     29,594   Novellus Systems Inc. .......         825,377
     34,870   NVIDIA Corp.(1)..............         821,537
     38,146   PMC-Sierra Inc.(1)...........         429,142
     19,463   QLogic Corp.(1)..............         714,876
     41,881   Teradyne Inc.(1)(2)..........         714,909
    364,512   Texas Instruments Inc. ......       8,974,285
     73,355   Xilinx Inc. .................       2,174,976
                                             --------------
                                                 73,134,980
                                             --------------
              SOFTWARE -- 4.74%
     50,291   Adobe Systems Inc. ..........       3,155,257
     48,315   Autodesk Inc. ...............       1,833,554
    122,849   Automatic Data Processing
                Inc. ......................       5,448,353
     46,583   BMC Software Inc.(1).........         866,444
     35,955   Citrix Systems Inc.(1).......         881,976
    123,455   Computer Associates
                International Inc.(2)......       3,834,512
     83,406   Compuware Corp.(1)...........         539,637
     64,370   Electronic Arts Inc.(1)(2)...       3,970,342
    175,042   First Data Corp. ............       7,446,287
     41,508   Fiserv Inc.(1)(2)............       1,668,207
     49,177   IMS Health Inc. .............       1,141,398
     39,453   Intuit Inc.(1)...............       1,736,327
     17,987   Mercury Interactive
                Corp.(1)(2)................         819,308
  2,294,492   Microsoft Corp. .............      61,285,881
     80,370   Novell Inc.(1)(2)............         542,497
  1,082,119   Oracle Corp.(1)..............      14,846,673
     56,499   Parametric Technology
                Corp.(1)...................         332,779
    106,774   Siebel Systems Inc.(1).......       1,121,127
     88,924   Veritas Software Corp.(1)....       2,538,780
                                             --------------
                                                114,009,339
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 5.90%
    174,720   ADC Telecommunications
                Inc.(1)(2).................  $      468,250
     64,032   Alltel Corp.(2)..............       3,762,520
     34,692   Andrew Corp.(1)(2)...........         472,852
    167,735   AT&T Corp. ..................       3,197,029
     96,347   Avaya Inc.(1)................       1,657,168
    386,458   BellSouth Corp. .............      10,739,668
     28,264   CenturyTel Inc.(2)...........       1,002,524
    121,735   CIENA Corp.(1)...............         406,595
  1,389,593   Cisco Systems Inc.(1)........      26,819,145
     71,619   Citizens Communications
                Co. .......................         987,626
     42,240   Comverse Technology
                Inc.(1)....................       1,032,768
    295,558   Corning Inc.(1)..............       3,478,718
    303,198   JDS Uniphase Corp.(1)(2).....         961,138
    931,774   Lucent Technologies
                Inc.(1)(2).................       3,503,470
    513,558   Motorola Inc. ...............       8,833,198
    234,398   Nextel Communications Inc.
                Class A(1)(2)..............       7,031,940
    345,851   QUALCOMM Inc. ...............      14,664,082
    385,417   Qwest Communications
                International Inc.(1)......       1,711,251
    699,600   SBC Communications Inc. .....      18,028,692
     32,214   Scientific-Atlanta Inc. .....       1,063,384
    310,283   Sprint Corp. (FON Group).....       7,710,533
     98,186   Tellabs Inc.(1)..............         843,418
    584,327   Verizon Communications
                Inc. ......................      23,671,087
                                             --------------
                                                142,047,056
                                             --------------
              TEXTILES -- 0.07%
     36,423   Cintas Corp.(2)..............       1,597,513
                                             --------------
                                                  1,597,513
                                             --------------
              TOYS, GAMES & HOBBIES -- 0.10%
     38,090   Hasbro Inc. .................         738,184
     87,338   Mattel Inc. .................       1,702,218
                                             --------------
                                                  2,440,402
                                             --------------
              TRANSPORTATION -- 1.64%
     79,243   Burlington Northern Santa Fe
                Corp. .....................       3,748,986
     45,599   CSX Corp. ...................       1,827,608
     63,393   FedEx Corp. .................       6,243,577
     83,453   Norfolk Southern Corp. ......       3,020,164
     13,748   Ryder System Inc. ...........         656,742

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION (CONTINUED)
     54,718   Union Pacific Corp.(2).......  $    3,679,785
    236,510   United Parcel Service Inc.
                Class B(2).................      20,212,145
                                             --------------
                                                 39,389,007
                                             --------------
              TOTAL COMMON STOCKS
              (Cost: $2,392,924,361)          2,383,003,998
                                             --------------
 PRINCIPAL
 ---------
              SHORT-TERM INVESTMENTS -- 7.59%
              COMMERCIAL PAPER -- 1.70%
              Alpine Securitization Corp.
$   454,089     2.28%, 01/06/05(3).........         453,996
              Amsterdam Funding Corp.
    227,045     2.25%, 01/04/05(3).........         227,030
    454,089     2.33%, 01/10/05(3).........         453,883
              Barton Capital Corp.
    929,521     2.27%, 01/04/05(3).........         929,462
  1,009,858     2.27%, 01/10/05(3).........       1,009,412
    367,122     2.30%, 01/21/05(3).........         366,700
              Cancara Asset Securitisation
                LLC
  1,112,537     2.25%, 01/05/05(3).........       1,112,398
    908,178     2.29%, 01/07/05(3).........         907,947
              Cantabric Finance LLC
    472,253     2.27%, 01/03/05(3).........         472,253
    526,743     2.28%, 01/03/05(3).........         526,743
    908,178     2.38%, 01/20/05(3).........         907,158
              Chariot Funding LLC
    692,150     2.31%, 01/11/05(3).........         691,795
              Corporate Asset Funding
    681,134     2.21%, 02/07/05(3).........         679,674
    908,178     2.26%, 02/03/05(3).........         906,411
              CRC Funding LLC
    227,045     2.21%, 02/07/05(3).........         226,558
              Den Danske Bank NY
    227,045     2.25%, 01/03/05(3).........         227,045
              DEPFA Bank PLC
    454,089     2.28%, 05/03/05(3).........         450,646
              Edison Asset Securitization
  1,135,223     2.26%, 05/04/05(3).........       1,126,600
              Fairway Finance Corp.
    875,711     2.55%, 01/03/05(3).........         875,711

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              COMMERCIAL PAPER (CONTINUED)
              Falcon Asset Securitization
                Corp.
$   181,636     2.27%, 01/13/05(3).........  $      181,521
    908,178     2.30%, 02/02/05(3).........         906,438
    919,195     2.31%, 01/11/05(3).........         918,723
    423,329     2.33%, 01/12/05(3).........         423,083
              Ford Credit Auto Receivables
    454,089     1.85%, 01/14/05(3).........         453,832
    681,134     2.28%, 04/27/05(3).........         676,216
              Fortis Funding LLC
  1,271,450     2.35%, 05/09/05(3).........       1,260,993
              Gemini Securitization Corp.
    454,089     2.31%, 01/10/05(3).........         453,886
              General Electric Capital
                Corp.
  2,724,535     2.24%, 02/02/05(3).........       2,719,449
    908,178     2.26%, 01/05/05(3).........         908,064
    227,045     2.29%, 01/24/05(3).........         226,741
              Georgetown Funding Co. LLC
    317,862     2.27%, 01/20/05(3).........         317,522
    363,271     2.38%, 01/19/05(3).........         362,887
              Giro Funding US Corp.
    504,248     2.20%, 02/08/05(3).........         503,139
    227,045     2.30%, 02/02/05(3).........         226,609
    227,045     2.33%, 02/03/05(3).........         226,589
              Grampian Funding LLC
    681,134     2.27%, 02/01/05(3).........         679,888
              Jupiter Securitization Corp.
    378,274     2.30%, 01/10/05(3).........         378,105
    454,089     2.30%, 02/01/05(3).........         453,248
              Kitty Hawk Funding Corp.
    764,214     2.33%, 01/12/05(3).........         763,769
              Liberty Street Funding Corp.
    527,434     2.31%, 01/10/05(3).........         527,197
              Mont Blanc Capital Corp.
    309,798     2.27%, 01/07/05(3).........         309,720
    467,040     2.32%, 01/10/05(3).........         466,830
              Mortgage Interest Networking
                Trust
    590,316     2.24%, 02/01/05(3).........         589,251
              Nationwide Building Society
    908,178     2.21%, 02/10/05(3).........         906,060
              New Center Asset Trust
    853,688     2.25%, 02/02/05(3).........         852,087

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              COMMERCIAL PAPER (CONTINUED)
              Park Avenue Receivables Corp.
$   455,887     2.31%, 01/19/05(3).........  $      455,419
              Preferred Receivables Funding
                Corp.
    454,089     2.30%, 01/19/05(3).........         453,625
    454,089     2.30%, 02/02/05(3).........         453,219
    681,134     2.34%, 01/20/05(3).........         680,382
              Scaldis Capital LLC
    817,361     2.28%, 01/07/05(3).........         817,153
              Solitaire Funding Ltd.
    546,033     2.28%, 01/04/05(3).........         545,999
    578,927     2.28%, 02/02/05(3).........         577,828
              Sydney Capital Corp.
    454,089     2.25%, 01/18/05(3).........         453,663
    667,693     2.29%, 01/06/05(3).........         667,565
              Tulip Funding Corp.
    454,089     2.25%, 01/14/05(3).........         453,777
  1,323,089     2.35%, 01/13/05(3).........       1,322,225
    908,178     2.36%, 01/24/05(3).........         906,928
              UBS Finance (Delaware)
  1,816,357     2.33%, 01/04/05(3).........       1,816,239
              Variable Funding Capital
                Corp.
    454,089     2.26%, 01/05/05(3).........         454,032
    454,089     2.30%, 01/07/05(3).........         453,973
    454,089     2.32%, 01/14/05(3).........         453,767
              Yorktown Capital LLC
    454,089     2.32%, 01/10/05(3).........         453,884
    227,045     2.34%, 01/13/05(3).........         226,898
                                             --------------
                                                 40,889,845
                                             --------------
              FLOATING RATE NOTES -- 2.41%
              American Express Credit Corp.
  1,816,357     2.43%, 10/26/05(3).........       1,817,095
              Bank of Nova Scotia
    227,045     2.34%, 09/26/05(3).........         226,971
              Beta Finance Inc.
    544,907     2.27%, 05/04/05(3)(4)......         544,871
    817,361     2.32%, 09/23/05(3)(4)......         817,125
    726,543     2.32%, 09/27/05(3)(4)......         726,330
    454,089     2.44%, 03/15/05(3)(4)......         454,162
    862,769     2.47%, 10/27/05(3)(4)......         863,543

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              FLOATING RATE NOTES (CONTINUED)
              Canadian Imperial Bank of
                Commerce
$ 1,362,268     2.32%, 09/13/05(3).........  $    1,361,960
    817,361     2.34%, 12/14/05(3).........         817,109
    908,178     2.36%, 10/31/05(3).........         907,984
              Cancara Asset Securitisation
                LLC
  1,607,476     2.80%, 02/15/05(3).........       1,607,476
              CC USA Inc.
    908,178     2.06%, 07/29/05(3)(4)......         908,024
    908,178     2.27%, 05/04/05(3)(4)......         908,118
              Commodore CDO Ltd.
    227,045     2.55%, 12/12/05(3).........         227,045
              Den Danske Bank NY
    908,178     2.32%, 08/12/05(3).........         908,013
    908,178     2.33%, 10/17/05(3).........         907,965
    908,178     2.35%, 08/26/05(3).........         908,003
              DEPFA Bank PLC
    908,178     2.47%, 09/15/05(3).........         908,178
              Dorada Finance Inc.
    753,788     2.06%, 07/29/05(3)(4)......         753,659
              Fairway Finance LLC
    908,178     2.35%, 03/14/05(3).........         908,178
    454,089     2.37%, 01/20/05(3).........         454,089
              Fifth Third Bancorp
  1,816,357     2.38%, 11/23/05(3)(4)......       1,816,357
              Five Finance Inc.
    726,543     2.37%, 04/29/05(3)(4)......         726,520
              General Electric Commercial
                Equipment Financing LLC
    520,885     2.37%, 11/20/05(3).........         520,885
              HBOS Treasury Services PLC
    908,178     2.55%, 04/22/05(3).........         908,178
              K2 USA LLC
    454,089     2.05%, 07/25/05(3)(4)......         454,039
    908,178     2.33%, 06/10/05(3)(4)......         908,130
    908,178     2.33%, 09/12/05(3)(4)......         908,054
    908,178     2.39%, 10/20/05(3)(4)......         908,203
              Links Finance LLC
    908,178     2.12%, 04/25/05(3).........         908,362
    908,178     2.35%, 04/15/05(3)(4)......         908,128
    454,089     2.36%, 11/16/05(3)(4)......         454,010

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              FLOATING RATE NOTES (CONTINUED)
              National City Bank (Ohio)
$   908,178     2.29%, 08/09/05(3).........  $      908,016
    908,178     2.35%, 06/23/05(3).........         908,051
    454,089     2.36%, 06/10/05(3).........         454,151
              Nationwide Building Society
    908,178     2.40%, 01/06/06(3)(4)......         908,178
  1,543,903     2.58%, 01/27/06(3)(4)......       1,544,077
              Norddeutsche Landesbank
    908,178     2.04%, 07/27/05(3).........         907,999
              Northern Rock PLC
    862,769     2.02%, 01/13/05(3).........         862,769
  1,816,357     2.39%, 10/25/05(3).........       1,816,357
              Permanent Financing PLC
    908,178     2.32%, 03/10/05(3).........         908,178
  1,135,223     2.34%, 09/12/05(3).........       1,135,223
    408,680     2.35%, 06/10/05(3).........         408,680
              Sedna Finance Inc.
    181,636     2.37%, 01/10/06(3).........         181,590
              Sigma Finance Inc.
    908,178     2.01%, 01/09/06(3).........         907,980
    908,178     2.28%, 12/06/05(3)(4)......         907,913
    317,862     2.34%, 10/07/05(3)(4)......         317,788
    454,089     2.39%, 08/17/05(3).........         454,114
  1,135,223     2.39%, 09/15/05(3).........       1,135,296
    908,178     2.47%, 11/28/05(3)(4)......         908,916
              Tango Finance Corp.
    753,788     2.24%, 05/17/05(3)(4)......         753,774
    333,301     2.30%, 04/07/05(3)(4)......         333,293
    508,580     2.33%, 02/25/05(3)(4)......         508,565
    399,598     2.36%, 01/18/05(3)(4)......         399,597
    799,197     2.37%, 09/15/05(3)(4)......         799,109
    908,178     2.39%, 07/25/05(3)(4)......         908,128
              Wachovia Asset Securitization
                Inc.
  1,362,268     2.40%, 01/25/05(3).........       1,362,268
  1,362,268     2.40%, 01/25/05(3).........       1,362,268
              WhistleJacket Capital LLC
    590,316     2.32%, 12/08/05(3)(4)......         590,227
    681,134     2.36%, 07/15/05(3)(4)......         681,061
    681,134     2.36%, 09/15/05(3).........         681,038
    454,089     2.36%, 10/14/05(3)(4)......         454,054

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              FLOATING RATE NOTES (CONTINUED)
$   317,862     2.38%, 01/17/06(3)(4)......  $      317,859
    454,089     2.45%, 06/15/05(3)(4)......         454,043
              White Pine Finance LLC
    227,045     2.02%, 07/11/05(3).........         227,031
    463,171     2.24%, 11/01/05(3)(4)......         463,048
    454,089     2.27%, 07/05/05(3).........         454,039
    408,680     2.29%, 05/20/05(3).........         408,665
    681,134     2.35%, 04/15/05(3)(4)......         681,096
    372,353     2.37%, 06/15/05(3)(4)......         372,353
    908,178     2.37%, 01/13/06(3)(4)......         908,078
    390,517     2.38%, 03/29/05(3).........         390,496
    608,479     2.38%, 06/28/05(3).........         608,419
    454,089     2.38%, 08/26/05(3)(4)......         454,031
              Winston Funding Ltd.
    648,439     2.16%, 01/23/05(3)(4)......         648,439
                                             --------------
                                                 58,153,019
                                             --------------
              MEDIUM-TERM NOTES -- 0.12%
              CC USA Inc.
    908,178     1.29%, 04/15/05(3)(4)......         908,153
    590,316     1.51%, 02/15/05(3)(4)......         590,424
              Dorada Finance Inc.
    681,134     1.48%, 01/18/05(3)(4)......         681,132
              K2 USA LLC
    454,089     1.46%, 01/12/05(3)(4)......         454,088
              WhistleJacket Capital LLC
    227,045     1.32%, 02/04/05(3)(4)......         227,041
                                             --------------
                                                  2,860,838
                                             --------------
  SHARES
  ------
              MONEY MARKET FUNDS -- 1.65%
  3,632,713   Barclays Global Investors
                Funds Government Money
                Market Fund, Institutional
                Shares(3)(5)...............       3,632,713
 26,533,912   Barclays Global Investors
                Funds Institutional Money
                Market Fund, Institutional
                Shares(3)(5)...............      26,533,912
  9,081,783   Barclays Global Investors
                Funds Prime Money Market
                Fund, Institutional
                Shares(3)(5)...............       9,081,783

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              MONEY MARKET FUNDS (CONTINUED)
    169,368   BlackRock Temp Cash Money
                Market Fund(3).............  $      169,368
    342,679   Short Term Investment Co. --
                Prime Money Market
                Portfolio, Institutional
                Shares(3)..................         342,679
                                             --------------
                                                 39,760,455
                                             --------------
 PRINCIPAL
 ---------
              REPURCHASE AGREEMENTS -- 0.57%
              Goldman Sachs & Co.
$ 9,081,783     2.29%, 01/03/05(3)(6)......       9,081,783
              Merrill Lynch Government
                Securities Inc.
  4,540,892     2.30%, 01/03/05(3)(6)......       4,540,892
                                             --------------
                                                 13,622,675
                                             --------------
              TIME DEPOSITS -- 0.84%
              Abbey National Treasury
                Services PLC
    908,178     1.25%, 01/06/05(3).........         908,178
    454,089     1.33%, 02/10/05(3).........         454,082
    454,089     1.39%, 02/02/05(3).........         454,084
    635,725     1.39%, 04/08/05(3).........         635,700
    908,178     2.63%, 01/04/05(3).........         908,178
              Bank of America N.A.
    929,327     1.50%, 01/03/05(3).........         929,327
              Credit Suisse First Boston
  1,362,268     2.34%, 01/14/05(3).........       1,362,268
              Fifth Third Bancorp
    908,178     2.18%, 01/03/05(3).........         908,178
              HBOS Treasury Services PLC
    581,234     1.24%, 04/01/05(3).........         581,220
              Natexis Banques
    227,045     2.32%, 02/02/05(3).........         227,046
              National City Bank (Ohio)
    908,178     1.25%, 01/06/05(3).........         908,179

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              TIME DEPOSITS (CONTINUED)
              Norddeutsche Landesbank
$   908,178     2.11%, 06/07/05(3).........  $      908,102
              Toronto-Dominion Bank
  1,589,312     1.22%, 03/23/05(3).........       1,589,252
    363,271     1.34%, 02/10/05(3).........         363,266
    454,089     1.77%, 05/10/05(3).........         454,073
    454,089     1.90%, 05/11/05(3).........         454,073
    454,089     2.25%, 01/31/05(3).........         454,089
    227,045     2.30%, 05/12/05(3).........         226,988
    908,178     2.66%, 11/09/05(3).........         908,064
              UBS Finance (Connecticut)
    908,178     2.32%, 01/07/05(3).........         908,179
    363,271     2.67%, 11/09/05(3).........         363,241
              Washington Mutual Bank
    363,271     2.27%, 02/02/05(3).........         363,271
  1,453,085     2.35%, 02/02/05(3).........       1,453,073
              Wells Fargo Bank N.A.
  3,632,713     2.34%, 01/26/05(3).........       3,632,713
                                             --------------
                                                 20,354,824
                                             --------------
              U.S. GOVERNMENT AGENCY NOTES -- 0.14%
              Federal Home Loan Mortgage
                Corp.
    635,725     1.63%, 04/15/05(3).........         636,294
    422,303     1.80%, 01/18/05(3).........         421,987
    454,089     1.80%, 01/19/05(3).........         453,726
    452,754     2.06%, 05/31/05(3).........         448,920
              Federal National Mortgage
                Association
  1,362,268     2.33%, 07/22/05(3).........       1,344,672
                                             --------------
                                                  3,305,599
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              U.S. TREASURY OBLIGATIONS -- 0.16%
              U.S. Treasury Bill
$ 3,800,000     2.12%(7), 03/24/05(8)......  $    3,781,760
                                             --------------
              TOTAL SHORT-TERM INVESTMENTS
              (Cost: $182,728,559).........     182,729,015
                                             --------------
              Total Investments In
              Securities -- 106.60%
              (Cost: $2,575,652,920).......   2,565,733,013
                                             --------------
              Other Assets, Less
              Liabilities -- (6.60%).......   (158,930,464)
                                             --------------
              NET ASSETS -- 100.00%........  $2,406,802,549
                                             ==============

---------------
NVS Non-Voting Shares
(1) Non-income earning security.
(2) All or a portion of this security represents a security on loan. See Note 4.
(3) All for a portion of this security represents an investment of securities lending collateral. See Note 4.
(4) Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5) The Master Portfolio's investment adviser is an affiliate of the issuer. See
    Note 2.
(6) Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.
(7) Yield to maturity.
(8) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

As of December 31, 2004, the open futures contracts held by the Master Portfolio were as follows:

                                                              NUMBER OF      NOTIONAL      NET UNREALIZED
FUTURES CONTRACTS (EXPIRATION DATE)                           CONTRACTS   CONTRACT VALUE    APPRECIATION
-----------------------------------                           ---------   --------------   --------------
S&P 500 Index (03/18/05)....................................     393       $23,287,917        $561,288
                                                                                              ========

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                        PORTFOLIO ALLOCATION (UNAUDITED)

                               DECEMBER 31, 2004

                                                                                % OF NET
SECTOR                                                            VALUE          ASSETS
------                                                        --------------   ----------
Consumer Non-Cyclical.......................................  $  505,227,880      20.99%
Financial...................................................     491,672,471      20.43
Technology..................................................     295,282,857      12.27
Industrial..................................................     276,557,768      11.49
Communications..............................................     268,356,924      11.15
Consumer Cyclical...........................................     238,034,996       9.89
Energy......................................................     169,949,066       7.06
Utilities...................................................      69,733,435       2.90
Basic Materials.............................................      68,188,601       2.83
Short-Term and Other Net Assets.............................      23,798,551       0.99
                                                              --------------     ------
TOTAL.......................................................  $2,406,802,549     100.00%
                                                              ==============     ======

              This table is not part of the financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                       NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

Under MIP's organizational documents, the Master Portfolio's officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION

Investments of the Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ official closing price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Debt securities maturing in 60 days or less and short-term investments are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of cash investment at the time of the valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purposes of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company's published net asset value per share.

Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by the Board of Trustees of MIP (the "Board").

                         S&P 500 INDEX MASTER PORTFOLIO

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased, using a constant yield to maturity method.

  FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

As of December 31, 2004, the cost of investments for federal income tax purposes for the Master Portfolio was $2,627,063,821. Net unrealized depreciation aggregated $61,330,808 of which $286,471,213 represented gross unrealized appreciation on securities and $347,802,021 represented gross unrealized depreciation on securities.

  FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a "realized gain (loss) on futures contracts" in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission ("SEC"), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $3,800,000 for initial margin requirements.

  REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of December 31, 2004, a portion of the cash collateral for securities on loan for the Master Portfolio was invested in repurchase agreements as disclosed in the Master Portfolio's Schedule of Investments. For further information, see Note 4, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual fee of 0.05% of the average daily net assets of the Master Portfolio as compensation for investment advisory services.

Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio's investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended December 31, 2004, BGI earned $167,844 in securities lending agent fees.

SEI Investment Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the year ended December 31, 2004, BGIS did not receive any brokerage commissions from the Master Portfolio.

Pursuant to Rule 17a-7 under the 1940 Act, the Master Portfolio executed cross trades for the year ended December 31, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first three quarters of the fiscal year and concluded that they were in compliance with the requirements and

                         S&P 500 INDEX MASTER PORTFOLIO

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the fourth quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund ("GMMF"), Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolio's investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statement of Operations.

The following table provides information about the investment of the Master Portfolio in shares of issuers of which BGFA is an affiliate, for the year ended December 31, 2004, including income earned from these affiliated issuers.

                            NUMBER OF
                           SHARES HELD                              NUMBER OF
                            BEGINNING      GROSS        GROSS      SHARES HELD
                             OF YEAR     ADDITIONS    REDUCTIONS   END OF YEAR   VALUE AT END   INTEREST
NAME OF AFFILIATED ISSUER   (IN 000S)    (IN 000S)    (IN 000S)     (IN 000S)      OF YEAR       INCOME
-------------------------  -----------   ----------   ----------   -----------   ------------   --------
IMMF.....................    42,866      13,498,164   13,523,564     17,466      $17,466,180    $969,234

The Master Portfolio invested cash collateral from securities on loan in the GMMF, IMMF, and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for the Master Portfolio does not include the Master Portfolio's holdings of the GMMF, IMMF, and PMMF in connection with the investment of collateral for securities on loan.

Certain officers and trustees of MIP are also officers of BGI. As of December 31, 2004, these officers of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolio for the year ended December 31, 2004, were as follows:

Purchases at cost...........................................    $376,384,180
Sales proceeds..............................................  $1,820,491,929

For the year ended December 31, 2004, the Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $1,690,310,761. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio's tax year. The net realized gains from in-kind redemptions for the year ended December 31, 2004 are disclosed in the Master Portfolio's Statement of Operations.

                         S&P 500 INDEX MASTER PORTFOLIO

4. PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of December 31, 2004, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to the Master Portfolio, based on the Master Portfolio's portion of the total cash collateral received. The market value of the securities on loan as of December 31, 2004 and the value of the related collateral are disclosed in the Master Portfolio's Statement of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolio's Statement of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

                                                    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2004           2003           2002           2001           2000
                                                   ------------   ------------   ------------   ------------   ------------
Ratio of expenses to average net assets.........       0.05%          0.05%           0.05%          0.05%         0.05%
Ratio of net investment income to average net
  assets........................................       1.91%          1.74%           1.57%          1.31%         1.22%
Portfolio turnover rate(a)......................         14%             8%             12%             9%           10%
Total return....................................      10.82%         28.52%         (22.05)%       (11.96)%       (9.19)%

(a) Portfolio turnover rates include in-kind transactions, if any.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the S&P 500 Index Master Portfolio, a portfolio of Master Investment Portfolio (the "Master Portfolio"), at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Master Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Master Portfolio at December 31, 2000 and for the year then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

San Francisco, California
February 11, 2005

MASTER INVESTMENT PORTFOLIO
TRUSTEE INFORMATION -- UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio ("MIP"), Barclays Global Investors Funds ("BGIF"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of MIP also serves as a Trustee for BGIF and oversees 27 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 125 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, CA 94105. Additional information about the Master Portfolio's Trustees may be found in Part B of the Master Portfolio's Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

                        INTERESTED TRUSTEES AND OFFICERS

                                                                                             OTHER PUBLIC COMPANY
                              POSITION(S), LENGTH OF  PRINCIPAL OCCUPATION DURING PAST FIVE  AND INVESTMENT COMPANY
NAME, YEAR OF BIRTH           SERVICE                 YEARS                                  DIRECTORSHIPS
-------------------           ----------------------  -------------------------------------  ----------------------
Lee T. Kranefuss,* 1961.....  Trustee since November  Chief Executive Officer of             Trustee of BGIF;
                              16, 2001, President     Intermediary Investor Business of      Director, iShares,
                              and Chief Executive     Barclays Global Investors, N.A.        Inc. (since June 18,
                              Officer                 ("BGI").                               2003); Trustee,
                                                                                             iShares Trust (since
                                                                                             June 18, 2003).
Michael A. Latham, 1965.....  Secretary, Treasurer    Chief Operating Officer of             None.
                              and Chief Financial     Intermediary Investor Business of BGI
                              Officer                 (since 2004); Director of Mutual Fund
                                                      Delivery of Intermediary Investor
                                                      Business of BGI (2000-2004); Head of
                                                      Operations, BGI Europe (1997-2000).

                              INDEPENDENT TRUSTEES

                                                                                             OTHER PUBLIC COMPANY
                              POSITION(S), LENGTH OF  PRINCIPAL OCCUPATION DURING PAST FIVE  AND INVESTMENT COMPANY
NAME, YEAR OF BIRTH           SERVICE                 YEARS                                  DIRECTORSHIPS
-------------------           ----------------------  -------------------------------------  ----------------------
Mary G. F. Bitterman,         Trustee since November  President, Osher Lifelong Learning     Trustee of BGIF;
1944........................  16, 2001                Institutes, The Bernard Osher          Director, Bank of
                                                      Foundation (since May 2004);           Hawaii.
                                                      President and Chief Executive Officer
                                                      of The James Irvine Foundation (non-
                                                      profit foundation) (2002-2003);
                                                      President and Chief Executive Officer
                                                      of KQED, Inc. (public television and
                                                      radio) (1993-2002).
Jack S. Euphrat, 1922.......  Trustee since October   Private Investor.                      Trustee of BGIF.
                              20, 1993
Richard K. Lyons, 1961......  Trustee since November  Acting Dean and Professor, University  Trustee of BGIF;
                              16, 2001                of California, Berkeley; Haas School   Director (Chairman),
                                                      of Business; Sylvan Coleman Professor  Matthews Asian Funds
                                                      of Finance; Member, Council of         (oversees 6
                                                      Foreign Relations.                     portfolios); Director,
                                                                                             iShares, Inc. (since
                                                                                             2001); Trustee,
                                                                                             iShares Trust (since
                                                                                             2001).
Leo Soong, 1946.............  Trustee since February  President of Trinity Products LLC      Trustee of BGIF; Vice
                              9, 2000                 (beverages); Managing Director of CG   Chairman of the
                                                      Roxane LLC (water company); Co-        California Pacific
                                                      Founder of Crystal Geyser Water Co.    Medical Center;
                                                      (President through 1999).              Director of the
                                                                                             California State
                                                                                             Automobile
                                                                                             Association; Director
                                                                                             of the American
                                                                                             Automobile
                                                                                             Association.

* Lee T. Kranefuss is deemed to be an "interested person" of the Trust because he serves as Chief Executive Officer of the Intermediary Investor Business of BGI, the administrator of the Master Portfolio and the parent company of BGFA, the investment adviser of the Master Portfolio.

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

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

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
DIVERSIFIED INVESTORS SECURITIES CORP. (DISC)
4 Manhattanville Road, Purchase, New York 10577
(914) 697-8000



























3168 (2/05)

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO"), principal financial officer ("PFO"), and Assistant Treasurer ("AT"). There were no amendments to the Code during the period covered by the report. A copy of the Code of Ethics is attached as an exhibit to this Form N-CSR.

The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO, PFO, or AT, during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its audit committee. The audit committee financial experts are Robert L. Lindsay and Eugene M. Mannella. Messrs. are independent trustees.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. - The aggregate fees billed for professional services rendered by PricewaterhouseCoopers ("PWC") for the audit of the Registrant's financial statements and services that are normally provided by the accountant in connection with statutory and regulatory filings for 2004 and 2003 were $65,000 and $61,450, respectively.

(b) AUDIT RELATED FEE. - No such fees were billed by PWC for 2004 or 2003.

(c) TAX FEES. - The aggregate fees billed for tax related services for 2004 and 2003 were $89,900 and $86,850, respectively. Tax related services included preparation of tax returns, review of year-end distributions, and review of Return of Capital Statement of Position 93-2 for the funds.

(d) ALL OTHER FEES - No such fees were billed by PWC for 2004 or 2003.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. The Audit Committee is required to pre-approve audit and non-audit services performed for the Funds by the independent accountant in order to assure that the provision of such services does not impair the accountant's independence. The Audit Committee also is required to pre-approve non-audit services performed by the Funds' independent accountant for the Funds investment adviser, and certain of the adviser's affiliates that provide ongoing services to the Funds, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Funds. The pre-approval of these services also is intended to assure that the provision of the services does not impair the accountant's independence.

Unless a type of service to be provided by the independent accountant has received pre-approval, it will require separate pre-approval by the Audit Committee. Also, any proposed services exceeding pre-approved cost levels will require separate pre-approval by the Audit Committee. When considering services for pre-approval the Audit Committee will take into account such matters as it deems appropriate or advisable, including applicable rules regarding auditor independence.

The Audit Committee may delegate pre-approval authority to one or more of its members. The member or members to whom such authority is delegated shall report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the Funds' treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Policy which it becomes aware.

(e)(2) 100% of services described in paragraphs (b) through (d) were approved by the Audit Committee.

(f) Not applicable.

(g) The aggregate non-audit fees billed by PWC for services rendered to the Registrant for 2004 and 2003 were $89,900 and $86,850, respectively.

Non-audit fees billed by PWC for services rendered to the Registrant and the Registrant's investment advisor, Diversified Investment Advisors ("DIA") for 2004 and 2003, were $200,500 and $173,000, respectively. The fees rendered were in connection with the examination of DIA's record-keeping operations and (SAS-70), and in connection with the review of DIA's Transfer Agent's internal control structure.

(h) PWC provided non-audit services to DIA in 2004 and 2003 that were not required to be pre-approved by the Registrant's audit committee because the services were not directly related to the operation of the Registrant's funds. The Board of Trustees will consider PWC's independence and will consider whether the provision of these non-audit services to DIA is compatible with maintaining PWC's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal six-month period that has materially affected, or is likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. Exhibits.

(a)(1) Code of Ethics, attached.

(a)(2) Separate certifications by the Registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Diversified Investors Funds Group II

By  /s/ Mark Mullin
    Mark Mullin
    Principal Executive Officer

Date  March 1, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ Mark Mullin
    Mark Mullin
    Principal Executive Officer

Date March 1, 2005

By  /s/ Joseph Carusone
    Joseph Carusone
    Principal Financial Officer

Date March 1, 2005